                   As Filed with the Securities and Exchange
                     Commission on February 28, 2003
                                                  1933 Act File No. 2-25984
                                                  1940 Act File No. 811-1467
============================================================================
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                [X]

Pre-Effective Amendment No.                                            [ ]

Post-Effective Amendment No. 74                                        [X]
                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940        [X]

Amendment No. 53                                                       [X]
                        (Check appropriate box or boxes.)

                    THE LUTHERAN BROTHERHOOD FAMILY OF FUNDS
                    ----------------------------------------
                           (Exact Name of Registrant)

              625 Fourth Avenue South, Minneapolis, Minnesota 55415
              -----------------------------------------------------
                    (Address of Principal Executive Offices)

                                 (612) 340-7005
                         ------------------------------
                         (Registrant's Telephone Number)

                            John C. Bjork, Secretary
                    The Lutheran Brotherhood Family of Funds
                             625 Fourth Avenue South
                          Minneapolis, Minnesota 55415
               --------------------------------------------------
               (Name and Address of Agent for Service of Process)

                  Approximate date of proposed public offering:

It is proposed that this filing will become effective under Rule 485 (check appropriate box):

[ ]   Immediately upon filing pursuant to paragraph (b)

[X]   On March 1, 2003 pursuant to paragraph (b)

[ ]   60 days after filing pursuant to paragraph (a)(1)

[ ]   On (date) pursuant to paragraph (a)(1)

[ ]   75 days after filing pursuant to paragraph (a)(2)

[ ]   On (date) pursuant to paragraph (a)(2).

If appropriate check the following box:

[ ]   This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                  THE LUTHERAN BROTHERHOOD FAMILY OF FUNDS

PROSPECTUS                                              March 1, 2003

                LUTHERAN BROTHERHOOD OPPORTUNITY GROWTH FUND
                  LUTHERAN BROTHERHOOD MID CAP GROWTH FUND
                   LUTHERAN BROTHERHOOD WORLD GROWTH FUND
                       LUTHERAN BROTHERHOOD GROWTH FUND
                          LUTHERAN BROTHERHOOD FUND
                       LUTHERAN BROTHERHOOD VALUE FUND
                    LUTHERAN BROTHERHOOD HIGH YIELD FUND
                      LUTHERAN BROTHERHOOD INCOME FUND
                  LUTHERAN BROTHERHOOD MUNICIPAL BOND FUND
                 LUTHERAN BROTHERHOOD LIMITED MATURITY BOND FUND
                   LUTHERAN BROTHERHOOD MONEY MARKET FUND

                         CLASS A AND CLASS B SHARES

     The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is truthful or complete.  Any representation to the contrary is a criminal offense.

                                                               PAGE

The Funds
    Lutheran Brotherhood Opportunity Growth Fund
    Lutheran Brotherhood Mid Cap Growth Fund
    Lutheran Brotherhood World Growth Fund
    Lutheran Brotherhood Growth Fund
    Lutheran Brotherhood Fund
    Lutheran Brotherhood Value Fund
    Lutheran Brotherhood High Yield Fund
    Lutheran Brotherhood Income Fund
    Lutheran Brotherhood Municipal Bond Fund
    Lutheran Brotherhood Limited Maturity Bond Fund
    Lutheran Brotherhood Money Market Fund

Management
    Investment Adviser
    Portfolio Managers
    Personal Securities Investments
    Advisory Fees

Shareholder Information
    Pricing Funds' Shares
    Choosing a Class of Shares
    Class A Shares
    Class B Shares
    Buying Shares
    Redeeming Shares
    The LB Money Market Fund Checks (Class A Shares Only)
    VISA CheckCard
    Accounts with Low Balances
    Exchanging Shares Between Funds

Distributions

Taxes

Other Securities and Investment Practices

Optimum(R) Account

Financial Highlights

                                                            THE FUNDS

                                            LUTHERAN BROTHERHOOD OPPORTUNITY GROWTH FUND

INVESTMENT OBJECTIVE

           The investment objective of the Lutheran Brotherhood Opportunity Growth Fund ("LB Opportunity Growth Fund") is to
achieve long-term growth of capital.

PRINCIPAL STRATEGIES

           The principal strategy for achieving this objective is to invest in common stocks of companies with small market capitalizations.  Under normal market conditions, the LB Opportunity Growth Fund invests at least 65% of its assets in companies that fall within the range of companies included in the Russell 2000 Index at the time of the Fund's investment.  Although market capitalizations are constantly changing, as of December 31, 2002, the Russell 2000 Index included companies with capitalizations between $5.5 million and $2.4 billion.

     Thrivent Investment Management Inc.  ("Thrivent Investment Mgt."), the Fund's investment adviser, uses both fundamental and technical investment research techniques to determine what stocks to buy and sell. Thrivent Investment Mgt. focuses on companies that have a strong record of earnings growth or show good prospects for growth in sales and earnings and also considers the trends in the market as a whole.

[BEGIN CALLOUT]
Fundamental investment analysis generally involves assessing a company's or security's value based on factors such as sales, assets, markets, management, products and services, earnings, and financial structure.

Technical analysis generally involves studying trends and movements in a security's price, trading volume, and other market-related factors in an attempt to discern patterns.
[END CALLOUT]

     LB Opportunity Growth Fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or reposition assets into more promising opportunities.

PRINCIPAL RISKS

           The LB Opportunity Growth Fund's principal risks are the risks generally of stock investing.  They include the risk of sudden and unpredictable drops in the value of the market as a whole and periods of lackluster performance. Stock markets can decline for many reasons, including adverse political or economic developments, changes in investor psychology, or heavy institutional selling.  The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment.

     Growth style investing includes the risk of investing in securities whose prices historically have been more volatile than other securities, especially over the short term. Growth stock prices reflect projections of future earnings or revenues, and if a company's earnings or revenues fall short of expectations, its stock price may fall dramatically.

     In addition, LB Opportunity Growth Fund will be invested in smaller companies with shorter histories and less seasoned operations.  Smaller, less seasoned companies often have greater price volatility, lower trading volume, and less liquidity than larger, more established companies.  These companies tend to be more dependent on the success of limited product lines and have less experienced management and financial resources.

     For these and other reasons, LB Opportunity Growth Fund may underperform other stock funds (such as large company stock funds) when stocks of small or growth companies are out of favor.

     The success of the LB Opportunity Growth Fund's investment strategy depends significantly on Thrivent Investment Mgt.'s skill in assessing the potential of the securities in which the Fund invests.  Shares of LB Opportunity Growth Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund.  The LB Opportunity Growth Fund cannot be certain that it will achieve its objective.

VOLATILITY AND PERFORMANCE

     The bar chart and table shown below provide an indication of the risks of investing in the LB Opportunity Growth Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for one and five years and since inception compared to a broad-based securities market index.

     The bar chart includes the effects of Fund expenses, but not sales charges.  If sales charges were included, returns would be lower than those shown.

     The table includes the effects of Fund expenses and maximum sales charges for each class, and assumes that you sold your shares at the end of the period.  The after-tax returns for Class A shares of the Fund are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor's tax situation and may differ from those shown below, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.  After-tax returns are shown for only Class A shares of the Fund, and after-tax returns for Class B shares will vary.

     The Fund commenced operations on January 8, 1993, and the bar chart includes performance from before the creation of share classes on October 31, 1997. Prior to October 31, 1997, the shares of the Fund had no specific class designation.  As of that date, all of the outstanding shares were redesignated as Class A shares.  If the returns for Class A shares reflected their current shareholder servicing fee of 0.25% per year, the returns would be lower than those shown.  How a Fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.

[GRAPHIC BAR CHART OMITTED:  YEAR-BY-YEAR TOTAL RETURN (CLASS A)]

           Annual
Year       Return

1994       2.66%
1995      37.71%
1996      12.16%
1997      -0.41%
1998      -4.26%
1999      27.07%
2000      -7.42%
2001     -19.57%
2002     -32.30%

Best Quarter:       Q4 '99     +26.26%
Worst Quarter:      Q1 '01     -23.06%

                                         Average Annual Total Returns
                                               (periods ending
                                               December 31, 2002)
                                         -----------------------------
                                                         Since      Since
                                                       Inception  Inception
                                                        of Fund   of Class B
                                     1-Year    5-Year   (1/8/93)  (10/31/97)

LB Opportunity Growth
  Fund (Class A)
  Before taxes                       -36.01%  -10.34%    1.35%       N/A
  After taxes on distributions       -36.01%  -10.60%   -0.06%       N/A
  After taxes on distribution and
  redemptions                        -22.11%   -7.73%    0.85%       N/A

LB Opportunity Growth Fund (Class B) -35.42%   -9.97%     N/A      -11.06%

Russell 2000                         -20.47%   -1.23%     7.24%     -1.05

     The Russell 2000 is an unmanaged index which measures the performance of the 2,000 smallest companies in the Russell 3000
Index (an index of the 3,000 largest companies based on market capitalization).

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the LB Opportunity Growth Fund.(1)

SHAREHOLDER FEES (fees paid directly from your investment)

                                           CLASS A SHARES      CLASS B SHARES
                                           --------------      --------------
Maximum Sales Charge (Load) Imposed on Purchases
  (as a percentage of offering price)             5.5%              None
Maximum Deferred Sales Charge (Load)
  (as a percentage of net asset value at time of
  purchase or redemption, whichever is lower)     1.0%(2)            5%

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)

                                                   CLASS A         CLASS B
                                                   -------         -------
  Management Fees                                   0.46%           0.46%
  Distribution (12b-1) Fees                         None            0.75%
  Other Expenses (including a 0.25%                 1.38%           1.38%
    shareholder servicing fee)
  Total Annual Fund Operating Expenses              1.83%           2.59%

(1)  The maximum sales charges for the Fund depends upon the amount of your investment and whether you buy Class A shares or Class
B shares.  For a complete description of the sales charges, see "Choosing a Class of Shares." In addition, the Funds may redeem shares in any account or charge an annual fee of $12 (a "small account fee") if the value of shares in the account falls below a certain minimum.  See "Accounts with Low Balances."  The Funds also may charge a fee of up to $30 for a redemption by wire.  See
"Redeeming Shares."
(2)  When you invest $1,000,000 or more, a contingent deferred sales charge of 1% will apply to shares redeemed within one year.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.  FOR CLASS B SHARES, IT ALSO ASSUMES THE AUTOMATIC CONVERSION TO CLASS A SHARES AFTER FIVE YEARS.
Although your actual costs may be higher or lower, based on these assumptions your costs would BE:

                                1 Year     3 Years     5 Years   10 Years
                                ------     -------     -------   --------
  Class A shares                 $727      $1,097       $1,491     $2,590
  Class B shares                 $762      $1,105       $1,475     $2,497

You would pay the following expenses if you did not redeem your shares:

                                1 Year     3 Years     5 Years   10 Years
                                ------     -------     -------   --------
  Class A shares                 $727       $1,097      $1,491    $2,590
  Class B shares                 $262       $  805      $1,375    $2,497

                                              LUTHERAN BROTHERHOOD MID CAP GROWTH FUND

INVESTMENT OBJECTIVE

           The investment objective of the Lutheran Brotherhood Mid Cap Growth Fund ("LB Mid Cap Growth Fund") is to achieve long-term growth of capital.

PRINCIPAL STRATEGIES

           The principal strategy for achieving this objective is to invest in common stocks of companies with medium market capitalizations.  Under normal market conditions, the LB Mid Cap Growth Fund invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in companies that fall within the range of companies included in the Standard & Poor's MidCap 400 Index at the time of the Fund's investment. Although market capitalizations are constantly changing, as of December 31, 2002, the S&P MidCap 400 included companies with capitalizations between $132.5 million and $7.3 billion.

     Thrivent Investment Mgt., the Fund's investment adviser, uses both fundamental and technical investment research techniques to determine what stocks to buy and sell.  (Fundamental investment analysis and technical investment analysis are defined on page
3.)  Thrivent Investment Mgt. focuses on companies that have a strong record of earnings growth or show good prospects for growth in sales and earnings and also considers the trends in the market as a whole.

     LB Mid Cap Growth Fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or reposition assets into more promising opportunities.

PRINCIPAL RISKS

           The LB Mid Cap Growth Fund's principal risks are the risks generally of stock investing.  They include the risk of sudden and unpredictable drops in the value of the market as a whole and periods of lackluster performance. Stock markets can decline for many reasons, including adverse political or economic developments, changes in investor psychology, or heavy institutional selling.  The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment.

     Growth style investing includes the risk of investing in securities whose prices historically have been more volatile than other securities, especially over the short term. Growth stock prices reflect projections of future earnings or revenues, and if a company's earnings or revenues fall short of expectations, its stock price may fall dramatically.

     In addition, medium-sized companies often have greater price volatility, lower trading volume, and less liquidity than larger, more-established companies.  These companies tend to have smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies.

     For these and other reasons, LB Mid Cap Growth Fund may underperform other stock funds (such as large company stock funds)
when stocks of medium-sized companies are out of favor.

     The success of the Fund's investment strategy depends significantly on Thrivent Investment Mgt.'s skill in assessing the potential of the securities in which the Fund invests.  Shares of LB Mid Cap Growth Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund.  The LB Mid Cap Growth Fund cannot be certain that it will achieve its objective.

VOLATILITY AND PERFORMANCE

     The bar chart and table shown below provide an indication of the risks of investing in the LB Mid Cap Growth Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for one and five years and since inception compared to a broad-based securities market index.

     The bar chart includes the effects of Fund expenses, but not sales charges.  If sales charges were included, returns would be lower than those shown.

     The table includes the effects of Fund expenses and maximum sales charges for each class, and assumes that you sold your shares at the end of the period. The after-tax returns for Class A shares of the Fund are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor's tax situation and may differ from those shown below, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.  After-tax returns are shown for only Class A shares of the Fund, and after-tax returns for Class B shares will vary.

     The Fund commenced operations on May 30, 1997.  Prior to October 31, 1997, the shares of the Fund had no specific class designation.  As of that date, all of the outstanding shares were redesignated as Class A shares.  If the returns for Class A shares reflected their current shareholder servicing fee of 0.25% per year, the returns would be lower than those shown.  How a
Fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.

[GRAPHIC BAR CHART OMITTED:  YEAR-BY-YEAR TOTAL RETURN (CLASS A)]

          Annual
Year      Return

1998      11.55%
1999      48.23%
2000      12.01%
2001     -20.63%
2002     -26.15%

Best Quarter:       Q4 '99     +34.20%
Worst Quarter:      Q1 '01     -24.10%

                                          Average Annual Total Returns
                                                (periods ending
                                                December 31, 2002)
                                          -----------------------------
                                                          Since      Since
                                                        Inception  Inception
                                                         of Fund  of Class B
                                    1-Year    5-Year    (5/30/97) (10/31/97)

LB Mid Cap Growth Fund (Class A)
  Before taxes                      -30.24%    0.51%       2.60%     N/A
  After taxes on distributions      -30.24%   -6.19%       1.53%     N/A
  After taxes on distribution and
  redemptions                       -18.56%    0.34%       1.81%     N/A

LB Mid Cap Growth Fund (Class B)    -29.65%    0.92%       N/A      1.01%

S&P MidCap 400 Index                -14.51%    6.41%       9.27%    7.29%

     The S&P MidCap 400 Index is an unmanaged index which measures the performance of 400 widely held common stocks of mid-cap companies.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the LB Mid Cap Growth Fund.(1)

SHAREHOLDER FEES (fees paid directly from your investment)

                                         CLASS A SHARES      CLASS B SHARES
                                         --------------      --------------
Maximum Sales Charge (Load) Imposed on Purchases
  (as a percentage of offering price)             5.5%                None
Maximum Deferred Sales Charge (Load)
  (as a percentage of net asset value at time of
  purchase or redemption, whichever is lower)     1.0%(2)              5%

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)

                                                    CLASS A         CLASS B
                                                    -------         -------
  Management Fees                                     0.43%           0.43%
  Distribution (12b-1) Fees                           None            0.75%
  Other Expenses (including a 0.25%                   1.46%           1.46%
    shareholder servicing fee)
  Total Annual Fund Operating Expenses                1.89%           2.64%

(1)  The maximum sales charges for the Fund depends upon the amount of your investment and whether you buy Class A shares or Class
B shares.  For a complete description of the sales charges, see "Choosing a Class of Shares." In addition, the Funds may redeem shares in any account or charge an annual fee of $12 (a "small account fee") if the value of shares in the account falls below a certain minimum.  See "Accounts with Low Balances." The Funds also may charge a fee of up to $30 for a redemption by wire.  See
"Redeeming Shares."
(2)  When you invest 1,000,000 or more, a contingent deferred sales charge of 1% will apply to shares redeemed within one year.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.  FOR CLASS B SHARES, IT ALSO ASSUMES THE AUTOMATIC CONVERSION TO CLASS A SHARES AFTER FIVE YEARS.
Although your actual costs may be higher or lower, based on these assumptions your costs would BE:

                                1 Year     3 Years     5 Years   10 Years
                                ------     -------     -------   --------
  Class A shares                 $731       $1,111     $1,515    $2,640
  Class B shares                 $767       $1,120     $1,500    $2,548

You would pay the following expenses if you did not redeem your shares:

                                1 Year     3 Years     5 Years   10 Years
                                ------     -------     -------   --------
  Class A shares                 $731       $1,111      $1,515    $2,640
  Class B shares                 $267       $  820      $1,400    $2,548

                                               LUTHERAN BROTHERHOOD WORLD GROWTH FUND

INVESTMENT OJBECTIVE

           The investment objective of the Lutheran Brotherhood World Growth Fund ("LB World Growth Fund") is to seek total return from long-term growth of capital.

PRINCIPAL STRATEGIES

           The LB World Growth Fund seeks to achieve its objective by investing primarily (at least 65%) in common stocks of established non-U.S. companies.  The Fund expects to diversify broadly among developed and emerging countries throughout the world.

     Stock selection reflects a growth style.  While stocks may be purchased without regard to a company's market capitalization, the focus typically will be on large and, to a lesser extent, medium-sized, companies. In determining the appropriate distribution of investments among various countries and geographic regions, T. Rowe Price International, Inc. ("Price International"), the
Fund's subadviser, employs in-depth fundamental research in an effort to identify companies capable of achieving and sustaining above-average, long-term earnings growth.  (Fundamental investment analysis is defined on page 3.)  Price International seeks to purchase such stocks at reasonable prices in relation to present or anticipated earnings, cash flow, or book value, and valuation factors often influence its allocations among large-, mid-, or small-cap shares.

     While Price International invests with an awareness of the global economic backdrop and its outlook for industry sectors and individual countries, bottom-up stock selection is the focus of its decision-making.  Country allocation is driven largely by stock selection, though the subadviser may limit investments in markets that appear to have poor overall prospects.

     In selecting stocks, Price International generally favors companies with one or more of the following characteristics:

     *  Leading market position
     *  Attractive business niche
     *  Strong franchise or natural monopoly
     *  Technological leadership or proprietary advantages
     *  Seasoned management
     *  Earnings growth and cash flow sufficient to support growing dividends
     *  Healthy balance sheet with relatively low debt

     While LB World Growth Fund invests primarily in common stocks, to a lesser extent it may also purchase other instruments and securities, including foreign currency and foreign currency exchange contracts, futures and options, in keeping with the Fund's objective.

     LB World Growth Fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or reposition assets into more promising opportunities.

PRINCIPAL RISKS

           LB World Growth Fund's principal risks are the risks generally of stock investing.  They include the risk of sudden and unpredictable drops in the value of the market as a whole and periods of lackluster performance.  Stock markets can decline for many reasons, including adverse political or economic developments, changes in investor psychology, or heavy institutional selling.  The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment.

     Growth style investing includes the risk of investing in securities whose prices historically have been more volatile than other securities, especially over the short term. Growth stock prices reflect projections of future earnings or revenues, and if a company's earnings or revenues fall short of expectations, its stock price may fall dramatically.

     Stocks of non-U.S. companies in which LB World Growth Fund invests generally carry more risk than stocks of U.S. companies.
One of the most important is currency risk.  This refers to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.  The overall impact on LB World Growth Fund's holdings can be significant, unpredictable and long-lasting, depending on the currencies represented in the portfolio and how each one appreciates or depreciates in relation to the U.S. dollar, and whether currency positions are hedged.

     The economies and financial markets of certain regions - such as Latin America and Asia - can be highly interdependent and may decline all at the same time.

     Other risks result from the varying stages of economic and political development of foreign countries, the differing regulatory environments, trading days and accounting standards of non-U.S. markets, and higher transaction costs.

     LB World Growth Fund's investment in any country could be subject to actions such as capital or currency controls, nationalizing a company or industry, expropriating assets, or imposing punitive taxes which would have an adverse effect on security prices and impair LB World Growth Fund's ability to repatriate capital or income.  These risks are usually greater in emerging markets.  The economic and political structures of developing nations, in most cases, do not compare favorably with the
U.S. or other developed countries in terms of wealth and stability, and their financial markets often lack liquidity.  Fund performance will likely be negatively affected by portfolio exposure to nations in the midst of hyperinflation, currency devaluation, trade disagreements, sudden political upheaval or interventionist government policies.  Significant buying or selling actions by a few major investors may also heighten the volatility of emerging markets.  These factors make investing in such countries significantly riskier than in other countries and any one of them could cause the Fund's share price to decline.

     For these and other reasons, LB World Growth Fund may underperform other stock funds (such as U.S. stock funds) when international stocks are out of favor.

     The success of the Fund's investment strategy depends significantly on Price International's skill in assessing the potential of the securities in which the Fund invests.  Shares of LB World Growth Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund.  The LB World Growth Fund cannot be certain that it will achieve its objective.

VOLATILITY AND PERFORMANCE

     The bar chart and table shown below provide an indication of the risks of investing in the LB World Growth Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for one and five years and since inception compared to a broad-based securities market index.

     The bar chart includes the effects of Fund expenses, but not sales charges.  If sales charges were included, returns would be lower than those shown.

     The table includes the effects of Fund expenses and maximum sales charges for each class, and assumes that you sold your shares at the end of the period. The after-tax returns for Class A shares of the Fund are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor's tax situation and may differ from those shown below, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.  After-tax returns are shown for only Class A shares of the Fund, and after-tax returns for Class B shares will vary.

     The Fund commenced operations on September 5, 1995, and the bar chart includes performance from before the creation of share
classes on October 31, 1997.   Prior to October 31, 1997, the shares of the Fund had no specific class designation.  As of that date, all of the outstanding shares were redesignated as Class A shares.  If the returns for Class A shares reflected their current shareholder servicing fee of 0.25% per year, the returns would be lower than those shown.  How a Fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.

[GRAPHIC BAR CHART OMITTED:  YEAR-BY-YEAR TOTAL RETURN (CLASS A)]

          Annual
Year      Return

1996      13.43%
1997       2.17%
1998      15.72%
1999      32.64%
2000     -17.13%
2001     -21.83%
2002     -18.39%

Best Quarter:       Q4 '99     +24.13%
Worst Quarter:      Q3 '02     -21.77%

                                         Average Annual Total Returns
                                                (periods ending
                                               December 31, 2002)
                                         -----------------------------
                                                          Since     Since
                                                        Inception Inception
                                                         of Fund  of Class B
                                     1-Year   5-Years    (9/5/95)  (10/31/97)

LB World Growth Fund (Class A)
  Before taxes                      -22.91%   -5.78%    -1.15%     N/A
  After taxes on distributions      -22.91%   -5.63%    -1.58%     N/A
  After taxes on distribution and
  redemptions                       -14.07%   -3.95%    -0.79%     N/A

LB World Growth Fund (Class B)      -22.31%   -4.80%      N/A    -4.68%

Morgan Stanley EAFE Index           -15.94%   -2.89%     2.79%    1.14%

     The Morgan Stanley EAFE (Europe and Australasia, Far East Equity) is an unmanaged index which measures the performance of international companies screened for liquidity, cross-ownership, and industry representation.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the LB World Growth Fund.(1)

SHAREHOLDER FEES (fees paid directly from your investment)

                                         CLASS A SHARES      CLASS B SHARES
                                         --------------      --------------
Maximum Sales Charge (Load) Imposed on Purchases
  (as a percentage of offering price)             5.5%              None
Maximum Deferred Sales Charge (Load)
  (as a percentage of net asset value at time of
  purchase or redemption, whichever is lower)     1.0%(2)             5%

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)

                                                 CLASS A         CLASS B
                                                 -------         -------
  Management Fees                                 0.83%           0.83%
  Distribution (12b-1) Fees                       None            0.75%
  Other Expenses (including a 0.25%               1.55%           1.65%
    shareholder servicing fee)
  Total Annual Fund Operating Expenses            2.38%           3.23%

(1) The maximum sales charges for the Fund depends upon the amount of your investment and whether you buy Class A shares or Class
B shares.  For a complete description of the sales charges, see "Choosing a Class of Shares." In addition, the Funds may redeem shares in any account or charge an annual fee of $12 (a "small account fee") if the value of shares in the account falls below a certain minimum.  See "Accounts with Low Balances."  The Funds also may charge a fee of up to $30 for a redemption by wire.  See
"Redeeming Shares."
(2)  When you invest $1,000,000 or more, a contingent deferred sales charge of 1% will apply to shares redeemed within one year.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.  FOR CLASS B SHARES, IT ALSO ASSUMES THE AUTOMATIC CONVERSION TO CLASS A SHARES AFTER FIVE YEARS.
Although your actual costs may be higher or lower, based on these assumptions your costs would BE:

                                1 Year     3 Years     5 Years   10 Years
                                ------     -------     -------   --------
  Class A shares                 $778       $1,252      $1,751    $3,117
  Class B shares                 $826       $1,295      $1,788    $3,075

You would pay the following expenses if you did not redeem your shares:

                                1 Year     3 Years     5 Years   10 Years
                                ------     -------     -------   --------
  Class A shares                 $778       $1,252      $1,751    $3,117
  Class B shares                 $326       $  995      $1,688    $3,075

                                                  LUTHERAN BROTHERHOOD GROWTH FUND

INVESTMENT OBJECTIVE

     The investment objective of the Lutheran Brotherhood Growth Fund ("LB Growth Fund") is to achieve long-term growth of capital.

PRINCIPAL STRATEGIES

     The principal strategy for achieving this objective is to invest primarily (at least 65%) in the common stocks of growth companies with large market capitalizations. The Fund invests primarily in stocks of companies that Thrivent Investment Mgt., the
Fund's investment adviser, believes have demonstrated and will sustain above-average earnings growth over time, or which are expected to develop rapid sales and earnings growth in the future when compared to the economy and stock market as a whole.
Thrivent Investment Mgt. defines companies with large market capitalizations according to the market capitalization classifications published by Lipper, Inc.  Although market capitalizations are constantly changing, based on Lipper's guidelines as of December 31,
2002, companies with large market capitalizations are those with market capitalizations of at least $8.7 billion.

     Thrivent Investment Mgt. uses both fundamental and technical investment research techniques to determine what stocks to buy and sell. (Fundamental investment analysis and technical investment analysis are defined on page 3.)

     LB Growth Fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or reposition assets into more promising opportunities.

PRINCIPAL RISKS

     The LB Growth Fund's principal risks are the risks generally of stock investing.  They include the risk of sudden and unpredictable drops in the value of the market as a whole and periods of lackluster performance. Stock markets can decline for many reasons, including adverse political or economic developments, changes in investor psychology, or heavy institutional selling.  The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment.

     Growth style investing includes the risk of investing in securities whose prices historically have been more volatile than other securities, especially over the short term. Growth stock prices reflect projections of future earnings or revenues, and if a company's earnings or revenues fall short of expectations, its stock price may fall dramatically.

     In addition, the prices of larger company stocks may not rise as quickly or as significantly as prices of stocks of well-managed smaller companies when stocks of larger companies are out of favor.

     For these and other reasons, LB Growth Fund may underperform other stock funds.

     The success of the Fund's investment strategy depends significantly on Thrivent Investment Mgt.'s skill in assessing the potential of the securities in which the Fund invests.  Shares of LB Growth Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund.  The LB Growth Fund cannot be certain that it will achieve its objective.

VOLATILITY AND PERFORMANCE

     The bar chart and table shown below provide an indication of the risks of investing in the LB Growth Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for a one-year period and since inception compared to a broad-based securities market index.

     The bar chart includes the effects of Fund expenses, but not sales charges.  If sales charges were included, returns would be lower than those shown.

     The table includes the effects of Fund expenses and maximum sales charges for each class, and assumes that you sold your shares at the end of the period. The after-tax returns for Class A shares of the Fund are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor's tax situation and may differ from those shown below, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.  After-tax returns are shown for only Class A shares of the Fund, and after-tax returns for Class B shares will vary.

     The LB Growth Fund commenced operations on October 29, 1999.  How a Fund has performed in the past (before and after taxes)
is not necessarily an indication of how it will perform in the future.

[GRAPHIC BAR CHART OMITTED:  YEAR-BY-YEAR TOTAL RETURN (CLASS A)]

          Annual
Year      Return

2000      -14.36%
2001      -24.33%
2002      -30.14%

Best Quarter:       Q4 '01    +13.54%
Worst Quarter:      Q1 '01    -21.65%

                                             Average Annual Total Returns
                                                (periods ending
                                               December 31, 2002)
                                         -----------------------------
                                                              Since
                                                            Inception
                                                    1-Year  (10/29/99)

LB Growth Fund (Class A)
  Before taxes                                     -33.97%    -19.79%
  After taxes on distributions                     -33.97%    -19.79%
  After taxes on distribution and
  redemptions                                      -20.86%    -14.98%

LB Growth Fund (Class B)                           -33.41%    -19.46%

S&P 500/Barra Growth Index                         -23.58%    -15.70%

The S&P 500/Barra Growth Index measures the performance of the growth style of investing in large cap U.S. stocks.  The index is constructed by dividing the stocks in the S&P 500 Index according to the price-to-book ratios.  The S&P 500/Barra Growth Index contains stocks with higher price-to-book ratios.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the LB Growth Fund.(1)

SHAREHOLDER FEES (fees paid directly from your investment)

                                         CLASS A SHARES      CLASS B SHARES
                                         --------------      --------------
Maximum Sales Charge (Load) Imposed On Purchases
  (as a percentage of offering price)           5.5                None
Maximum Deferred Sales Charge (Load)
  (as a percentage of net asset value at time of
  purchase or redemption, whichever is lower)   1.0%(2)             5%

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)

                                                    CLASS A         CLASS B
                                                    -------         -------
  Management Fees                                    0.42%           0.42%
  Distribution (12b-1) Fees                          None            0.75%
  Other Expenses (including a 0.25%                  2.12%           2.12%
    shareholder servicing fee)
  Total Annual Fund Operating Expenses (3)           2.54%           3.29%

(1)  The maximum sales charges for the Fund depends upon the amount of your investment and whether you buy Class A shares or Class
B shares.  For a complete description of the sales charges, see "Choosing a Class of Shares." In addition, the Funds may redeem shares in any account or charge an annual fee of $12 (a "small account fee") if the value of shares in the account falls below a certain minimum.  See "Accounts with Low Balances."  The Funds also may charge a fee of up to $30 for a redemption by wire.  See
"Redeeming Shares."

(2)  When you invest $1,000,000 or more, a contingent deferred sales charge of 1% will apply to shares redeemed within one year.

(3)  Thrivent Investment Mgt. has voluntarily agreed to temporarily waive a portion of its advisory fees and to bear certain expenses associated with operating LB Growth Fund equal in the aggregate to 1.25% of the average daily net assets of LB Growth
Fund.  With this waiver and expense offset provision, the Total Annual Fund Operating Expenses would be 1.29% for the Class A shares and 2.04% for the Class B shares.  This temporary waiver and expense offset provision may be discontinued at any time.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would BE:

                                1 Year     3 Years     5 Years   10 Years
                                ------     -------     -------   --------
  Class A shares                 $793       $1,297      $1,826    $3,267
  Class B shares                 $832       $1,313      $1,817    $3,187

You would pay the following expenses if you did not redeem your shares:

                                1 Year     3 Years     5 Years   10 Years
                                ------     -------     -------   --------
  Class A shares                 $793       $1,297      $1,826    $3,267
  Class B shares                 $332       $1,013      $1,717    $3,187

                                                     LUTHERAN BROTHERHOOD FUND

INVESTMENT OBJECTIVE

     The investment objective of the Lutheran Brotherhood Fund ("LB Fund") is to seek growth of capital and income.

PRINCIPAL STRATEGIES

     The principal strategy for achieving this objective is to invest in the common stocks of leading U.S. companies.  The Fund invests primarily (at least 65%) in stocks of companies with large market capitalizations, which Thrivent Investment Mgt. believes have balance sheet strength and profitability.  Thrivent Investment Mgt., the Fund's investment adviser, defines companies with large market capitalizations according to the market capitalization classifications published by Lipper, Inc.  Although market capitalizations are constantly changing, based on Lipper's guidelines as of December 31, 2002, companies with large market capitalizations are those with market capitalizations of at least $8.7 billion.

     Thrivent Investment Mgt. uses fundamental and technical investment research techniques to identify stocks of companies that it believes have a leading position and successful business strategy within their industry. (Fundamental investment analysis and technical investment analysis are defined on page 3.)  Thrivent Investment Mgt. seeks to invest in companies with a strong management team that will develop business strategies which lead to sales and earnings growth and improving relative stock value.

     LB Fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or reposition assets into more promising opportunities.

PRINCIPAL RISKS

     LB Fund's principal risks are the risks generally of stock investing.  They include the risk of sudden and unpredictable drops in the value of the market as a whole and periods of lackluster performance. Stock markets can decline for many reasons, including adverse political or economic developments, changes in investor psychology, or heavy institutional selling.  The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment.

     In addition, the prices of larger company stocks may not rise as quickly or as significantly as prices of stocks of well-managed smaller companies.

     For these and other reasons, LB Fund may underperform other stock funds (such as small company or medium company stock funds)
when larger company stocks are out of favor.

     The success of the Fund's investment strategy depends significantly on Thrivent Investment Mgt.'s skill in assessing the potential of the securities in which the Fund invests.  Shares of LB Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund.  The LB Fund cannot be certain that it will achieve its objective.

VOLATILITY AND PERFORMANCE

     The bar chart and table shown below provide an indication of the risks of investing in the LB Fund by showing changes in the
Fund's performance from year to year and by showing how the Fund's average annual returns for one, five, and ten years (or since inception if less than ten years) compared to a broad-based securities market index.

     The bar chart includes the effects of Fund expenses, but not sales charges.  If sales charges were included, returns would be lower than those shown.

     The table includes the effects of Fund expenses and maximum sales charges for each class, and assumes that you sold your shares at the end of the period. The after-tax returns for Class A shares of the Fund are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor's tax situation and may differ from those shown below, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.  After-tax returns are shown for only Class A shares of the Fund, and after-tax returns for Class B shares will vary.

     The  Fund commenced operations on June 2, 1970, and the bar chart includes performance from before the creation of share classes on October 31, 1997.  Prior to October 31, 1997, the shares of the Fund had no specific class designation.  As of that date, all of the outstanding shares were redesignated as Class A shares.  If the returns for Class A shares reflected their current shareholder servicing fee of 0.25% per year, the returns would be lower than those shown.  How a Fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.

[GRAPHIC BAR CHART OMITTED:  YEAR-BY-YEAR TOTAL RETURN (CLASS A)]

          Annual
Year      Return

1993       8.69%
1994      -3.41%
1995      32.04%
1996      17.22%
1997      27.90%
1998      23.30%
1999      20.50%
2000      -9.68%
2001     -17.40%
2002     -24.59%

Best Quarter:       Q4 '98     +22.54%
Worst Quarter:      Q3 '02     -18.28%

                                         Average Annual Total Returns
                                                (periods ending
                                               December 31, 2002)
                                         -----------------------------
                                                         Since
                                                       Inception
                                                      of Class B
                                   1-Year    5-Years    10-Years   (10/31/97)

LB Fund (Class A)
  Before taxes                    -28.73%     -4.61%      5.08%       N/A
  After taxes on distributions    -28.75%     -5.82%      3.18%       N/A
  After taxes on distribution and
  redemptions                     -17.64%     -3.25%      3.90%       N/A

LB Fund (Class B)                 -28.12%     -4.22%       N/A       -3.21%

S&P 500 Index                     -22.10%     -0.59%      9.35%       0.64%

     The S&P 500 Index is an unmanaged index which measures the performance of 500 widely held common stocks of large-cap companies.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the LB Fund.(1)

SHAREHOLDER FEES (fees paid directly from your investment)

                                         CLASS A SHARES      CLASS B SHARES
                                         --------------      --------------
Maximum Sales Charge (Load) Imposed on Purchases
  (as a percentage of offering price)             5.5%               None
Maximum Deferred Sales Charge (Load)
  (as a percentage of net asset value at time of
  purchase or redemption, whichever is lower)     1.0%(2)             5%

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)

                                                   CLASS A         CLASS B
                                                   -------         -------
  Management Fees                                   0.37%            0.37%
  Distribution (12b-1) Fees                         None             0.75%
  Other Expenses (including a 0.25%                 0.72%            0.72%
    shareholder servicing fee)
  Total Annual Fund Operating Expenses              1.09%            1.84%

(1)  The maximum sales charges for the Fund depends upon the amount of your investment and whether you buy Class A shares or Class
B shares.  For a complete description of the sales charges, see "Choosing a Class of Shares." In addition, the Funds may redeem shares in any account or charge an annual fee of $12 (a "small account fee") if the value of shares in the account falls below a certain minimum.  See "Accounts with Low Balances."  The Funds also may charge a fee of up to $30 for a redemption by wire.  See
"Redeeming Shares."

(2)  When you invest $1,000,000 or more, a contingent deferred sales charge of 1% will apply to shares redeemed within one year.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.  FOR CLASS B SHARES, IT ALSO ASSUMES THE AUTOMATIC CONVERSION TO CLASS A SHARES AFTER FIVE YEARS.
Although your actual costs may be higher or lower, based on these assumptions your costs would BE:

                                1 Year     3 Years     5 Years   10 Years
                                ------     -------     -------   --------
  Class A shares                 $655       $878        $1,118    $1,806
  Class B shares                 $687       $879        $1,095    $1,697

You would pay the following expenses if you did not redeem your shares:

                                1 Year     3 Years     5 Years   10 Years
                                ------     -------     -------   --------
  Class A shares                 $655       $878        $1,118    $1,806
  Class B shares                 $187       $579        $  995    $1,697

                                                  LUTHERAN BROTHERHOOD VALUE FUND

INVESTMENT OBJECTIVE

     The investment objective of the Lutheran Brotherhood Value Fund ("LB Value Fund") is to achieve long-term growth of capital.

PRINCIPAL STRATEGIES

     The principal strategy for achieving this objective is to invest primarily (at least 65%) in the common stocks of undervalued companies with large market capitalizations.  Thrivent Investment Mgt., the Fund's investment adviser, defines companies with large market capitalizations according to the market capitalization classifications published by Lipper, Inc.
Although market capitalizations are constantly changing, based on Lipper's guidelines as of December 31, 2002, companies with large market capitalizations are those with market capitalizations of at least $8.7 billion.

     Thrivent Investment Mgt. uses both fundamental and technical investment research techniques to identify stocks of companies that it believes are undervalued in relation to their long-term earnings power or asset value.  These stocks typically, but not always, have below average price-to-earnings and price-to-book value ratios. (Fundamental investment analysis and technical investment analysis are defined on page 3.)

[BEGIN CALLOUT]
The price-to-earnings (P/E) ratio represents the price of a stock divided by its earnings per share.  In general, the higher the
P/E, the greater the expectations are for earnings growth.

The price-to-book ratio represents the price of a stock divided by its net asset value.  The price/book ratio can be a guide in determining the value of a stock.
[END CALLOUT]

     The Fund will invest primarily in U.S. companies, although it may also invest in foreign companies.

     LB Value Fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or reposition assets into more promising opportunities.

PRINCIPAL RISKS

     The LB Value Fund's principal risks are the risks generally of stock investing.  They include the risk of sudden and unpredictable drops in the value of the market as a whole and periods of lackluster performance. Stock markets can decline for many reasons, including adverse political or economic developments, changes in investor psychology, or heavy institutional selling.  The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment.

     There is also a risk that stocks of undervalued companies may not rise as quickly as anticipated if the market doesn't recognize their intrinsic value or if value stocks are out of favor.  In addition, the prices of larger company stocks may not rise as quickly or as significantly as prices of stocks of well-managed smaller companies.

     For these and other reasons, LB Value Fund may underperform other stock funds.

     The success of the Fund's investment strategy depends significantly on Thrivent Investment Mgt.'s skill in assessing the potential of the securities in which the Fund invests.  Shares of LB Value Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund.  The LB Value Fund cannot be certain that it will achieve its objective.

VOLATILITY AND PERFORMANCE

     The bar chart and table shown below provide an indication of the risks of investing in the LB Value Fund by showing changes in the Fund's performance from year to  year and by showing how the Fund's average annual returns for a one-year period and since inception compared to a broad-based securities market index.

     The bar chart includes the effects of Fund expenses, but not sales charges.  If sales charges were included, returns would be lower than those shown.

     The table includes the effects of Fund expenses and maximum sales charges for each class, and assumes that you sold your shares at the end of the period. The after-tax returns for Class A shares of the Fund are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor's tax situation and may differ from those shown below, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.  After-tax returns are shown for only Class A shares of the Fund, and after-tax returns for Class B shares will vary.

     The LB Value Fund commenced operations on October 29, 1999.  How a Fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.

[GRAPHIC BAR CHART OMITTED:  YEAR-BY-YEAR TOTAL RETURN (CLASS A)]

          Annual
Year      Return

2000       1.92%
2001      -9.53%
2002     -23.38%

Best Quarter:       Q4 '01     +8.63%
Worst Quarter:      Q3 '02    -17.63%

                                         Average Annual Total Returns
                                                (periods ending
                                               December 31, 2002)
                                         -----------------------------
                                                              Since
                                                            Inception
                                                  1-Year    (10/29/99)

LB Value Fund (Class A)
  Before taxes                                    -27.61%    -10.74%
  After taxes on distributions                    -27.74%    -10.87%
  After taxes on distribution and
  redemptions                                     -16.95%     -8.42%

LB Value Fund (Class B)                           -27.02%    -10.43%

S&P 500/Barra Value Index                         -20.86%     -8.12%

     The S&P 500/Barra Value Index measures the performance of the value style of investing in large cap U.S. stocks.  The index is constructed by dividing the stocks in the S&P 500 Index according to price-to-book ratios.  The S&P 500/Barra Value Index contains stocks with lower price-to-book ratios.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the LB Value Fund.(1)

SHAREHOLDER FEES (fees paid directly from your investment)

                                         CLASS A SHARES      CLASS B SHARES
                                         --------------      --------------
Maximum Sales Charge (Load) Imposed On Purchases
  (as a percentage of offering price)           5.5%               None
Maximum Deferred Sales Charge (Load)
  (as a percentage of net asset value at time of
  purchase or redemption, whichever is lower)   1.0%(2)             5%

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)

                                                    CLASS A         CLASS B
                                                    -------         -------
  Management Fees                                    0.40%          0.40%
  Distribution (12b-1) Fees                          None           0.75%
  Other Expenses (including a 0.25%                  1.62%          1.62%
    shareholder servicing fee)
  Total Annual Fund Operating Expenses (3)           2.02%          2.77%

(1)  The maximum sales charges for the Fund depends upon the amount of your investment and whether you buy Class A shares or Class
B shares.  For a complete description of the sales charges, see "Choosing a Class of Shares." In addition, the Funds may redeem shares in any account or charge an annual fee of $12 (a "small account fee") if the value of shares in the account falls below a certain minimum.  See "Accounts with Low Balances."  The Funds also may charge a fee of up to $30 for a redemption by wire.  See
"Redeeming Shares."

(2)  When you invest $1,000,000 or more, a contingent deferred sales charge of 1% will apply to shares redeemed within one year.

(3)  Thrivent Investment Mgt. has voluntarily agreed to temporarily waive a portion of its advisory fees and to bear certain expenses associated with operating LB Value Fund equal in the aggregate to 0.80% of the average daily net assets of LB Value
Fund.  With this waiver and expense offset provision, the Total Annual Fund Operating Expenses would be 1.22% for the Class A shares and 1.97% for the Class B shares.  This temporary waiver and expense offset provision may be discontinued at any time.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would BE:

                                1 Year     3 Years     5 Years   10 Years
                                ------     -------     -------   --------
  Class A shares                 $744       $1,149      $1,578    $2,769
  Class B shares                 $780       $1,159      $1,564    $2,679

You would pay the following expenses if you did not redeem your shares:

                                1 Year     3 Years     5 Years   10 Years
                                ------     -------     -------   --------
  Class A shares                 $744       $1,149     $1,578    $2,769
  Class B shares                 $280       $859       $1,464    $2,679

                                                LUTHERAN BROTHERHOOD HIGH YIELD FUND

INVESTMENT OBJECTIVE

     The investment objective of the Lutheran Brotherhood High Yield Fund ("LB High Yield Fund") is to obtain high current income, and, secondarily, growth of capital.

PRINCIPAL STRATEGIES

     Under normal market conditions, the LB High Yield Fund invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in high-yield, high-risk bonds, notes, debentures and other debt obligations or preferred stocks.
These securities are commonly known as "junk bonds."  At the time of purchase these securities are rated within or below the "BB"
major rating category by Standard & Poor's Corporation or the "Ba" major rating category by Moody's Investor Services, Inc. or are unrated but considered to be of comparable quality by Thrivent Investment Mgt., the Fund's investment adviser. Should Thrivent
Investment Mgt. determine that the Fund would benefit from reducing the percentage of invested assets from 80% to a lesser amount, you will be notified at least 60 days prior to such a change.

     Thrivent Investment Mgt. uses fundamental investment research techniques to determine what securities to buy and sell.
(Fundamental investment analysis is defined on page 3.)  Thrivent Investment Mgt. focuses on companies which it believes have or are expected to achieve adequate cash flows or access to capital markets for the payment of principal and interest obligations.
Thrivent Investment Mgt. generally purchases bonds with a 10-year maturity, although it may purchase bonds with a shorter or longer maturity.

PRINCIPAL RISKS

     The principal risks of LB High Yield Fund include the tendency of high-yield, high-risk bond prices to fall when the economy is sluggish or overall corporate earnings are weak.  During those times, it may become difficult for issuers of high-yield bonds to generate sufficient cash flow or to obtain adequate access to capital markets to pay principal or interest.  For all bonds, there is a risk that an issuer will default.  High-yield bonds, however, are more susceptible to the risk of default and their prices usually fall if a number of issuers, or a high profile issuer, default or go bankrupt or if the market anticipates either of those events.

     The price of LB High Yield Fund shares also may be affected by weak equity markets, when issuers of high-yield, high-risk bonds generally find it difficult to improve their financial condition by replacing debt with equity.  In addition, many high yield securities are traded only among institutional investors, and it may be difficult for Thrivent Investment Mgt. to sell the Fund's portfolio investments at fair prices when high-yield bonds fall out of favor with those investors.

     Generally, when interest rates rise, bond prices fall, which may cause the price of shares of LB High Yield Fund to fall as well.  Bonds with longer durations and maturities tend to be more sensitive to changes in interest rates than bonds with shorter durations or maturities. In general, the prices at which lower quality bonds are traded before they mature may be more affected by the financial health of the issuer and the economy and less by changes in interest rates.

[BEGIN CALLOUT]
Maturity is a measure of the remaining time before the bond must be repaid.

Duration is a measure of the effective, as opposed to the actual, maturity of a fixed-income security.  Duration considers the bond's cash flows and the time value of money.
[END CALLOUT]

     The success of the Fund's investment strategy depends significantly on Thrivent Investment Mgt.'s skill in assessing the potential of the securities in which the Fund invests.  Shares of LB High Yield Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund.  The LB High Yield Fund cannot be certain that it will achieve its objective.

VOLATILITY AND PERFORMANCE

     The bar chart and table shown below provide an indication of the risks of investing in the LB High Yield Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for one, five, and ten years compared to a broad-based securities market index.

     The bar chart includes the effects of Fund expenses, but not sales charges.  If sales charges were included, returns would be lower than those shown.

     The table includes the effects of Fund expenses and maximum sales charges for each class, and assumes that you sold your shares at the end of the period. The after-tax returns for Class A shares of the Fund are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor's tax situation and may differ from those shown below, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.  After-tax returns are shown for only Class A shares of the Fund, and after-tax returns for Class B shares will vary.

     The Fund commenced operations on April 3, 1987, and the bar chart includes performance from before the creation of share classes on October 31, 1997. Prior to October 31, 1997, the shares of the Fund had no specific class designation.  As of that date, all of the outstanding shares were redesignated as Class A shares.  If the returns for Class A shares reflected their current shareholder servicing fee of 0.25% per year and, the returns would be lower than those shown.  How a Fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.

[GRAPHIC BAR CHART OMITTED:  YEAR-BY-YEAR TOTAL RETURN (CLASS A)]

          Annual
Year      Return

1993      20.86%
1994      -5.29%
1995      19.38%
1996      10.96%
1997      13.47%
1998      -1.94%
1999       7.05%
2000     -16.31%
2001      -1.73%
2002      -6.98%

Best Quarter:       Q3 '97      +6.91%
Worst Quarter:      Q4 '00     -12.10%

                                         Average Annual Total Returns
                                                (periods ending
                                               December 31, 2002)
                                         -----------------------------
                                                                  Since
                                                                 Inception
                                                                of Class B
                                    1-Year   5-Years   10-Years  (10/31/97)

LB High Yield Fund (Class A)
  Before taxes                      -11.21%   -5.17%     2.81%      N/A
  After taxes on distributions      -14.63%   -9.05%    -1.20%      N/A
  After taxes on distribution and
  redemptions                        -6.83%   -5.57%     0.51%      N/A

LB High Yield Fund (Class B)        -10.87%   -4.96%      N/A     -4.63%

Lehman High Yield Index              -1.41%    0.38%     5.86%     0.72%

     The Lehman High Yield Index is an unmanaged index which measures the performance of fixed-rate non-investment grade bonds.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the LB High Yield Fund.(1)

SHAREHOLDER FEES (fees paid directly from your investment)

                                        CLASS A SHARES      CLASS B SHARES
                                        --------------      --------------
Maximum Sales Charge (Load) Imposed on Purchases
  (as a percentage of offering price)             4.5%              None
Maximum Deferred Sales Charge (Load)
  (as a percentage of net asset value at time of
  purchase or redemption, whichever is lower)     1.0%(2)             5%

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)

                                                    CLASS A         CLASS B
                                                    -------         -------
  Management Fees                                   0.39%            0.39%
  Distribution (12b-1) Fees                         None             0.75%
  Other Expenses (including a 0.25%                 0.64%            0.64%
    shareholder servicing fee)
  Total Annual Fund Operating Expenses              1.03%            1.78%

(1)  The maximum sales charges for the Fund depends upon the amount of your investment and whether you buy Class A shares or Class
B shares.  For a complete description of the sales charges, see "Choosing a Class of Shares." In addition, the Funds may redeem shares in any account or charge an annual fee of $12 (a "small account fee") if the value of shares in the account falls below a certain minimum.  See "Accounts with Low Balances."  The Funds also may charge a fee of up to $30 for a redemption by wire.  See
"Redeeming Shares."

(2)  When you invest $1,000,000 or more, a contingent deferred sales charge of 1% will apply to shares redeemed within one year.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.  FOR CLASS B SHARES, IT ALSO ASSUMES THE AUTOMATIC CONVERSION TO CLASS A SHARES AFTER FIVE YEARS.
Although your actual costs may be higher or lower, based on these assumptions your costs would BE:

                                1 Year     3 Years     5 Years   10 Years
                                ------     -------     -------   --------
  Class A shares                 $550       $763        $  993    $1,653
  Class B shares                 $681       $860        $1,064    $1,631

You would pay the following expenses if you did not redeem your shares:

                                1 Year     3 Years     5 Years   10 Years
                                ------     -------     -------   --------
  Class A shares                 $550       $763        $993      $1,653
  Class B shares                 $181       $560        $964      $1,631

                                                  LUTHERAN BROTHERHOOD INCOME FUND

INVESTMENT OBJECTIVE.

     The investment objective of the Lutheran Brotherhood Income Fund ("LB Income Fund") is to seek high current income while preserving principal.  The Fund's secondary investment objective is to obtain long-term growth of capital in order to maintain investors' purchasing power.

PRINCIPAL STRATEGIES

     The LB Income Fund invests primarily in investment-grade corporate bonds, government bonds, and mortgage-backed securities.  Under normal conditions, at least 65% of the Fund's assets will be invested in debt securities or preferred stock at least in the "Baa" major rating category by Moody's or at least in the "BBB" major rating category by S&P or unrated securities considered to be of comparable quality by Thrivent Investment Mgt., the Fund's investment adviser.

     The Fund may also invest in high-yield, high risk bonds, notes, debentures and other debt obligations or preferred stock commonly known as "junk bonds." At the time of purchase these securities are rated within or below the "BB" major rating category by S&P or the "Ba" major rating category by Moody's or are unrated but considered to be of comparable quality by Thrivent
Investment Mgt.

     Thrivent Investment Mgt. uses fundamental investment research techniques to determine what debt obligations to buy and sell.
(Fundamental investment analysis is defined on page 3.)  Thrivent Investment Mgt. focuses on companies which it believes are financially sound and have strong cash flow, asset values, and interest or dividend earnings.

PRINCIPAL RISKS

     The LB Income Fund's principal risks are those of debt investing, including increases in interest rates and loss of principal.  Generally, when interest rates rise, bond prices fall, which may cause the price of shares of LB Income Fund to fall as well.  Bond prices fall because bonds issued after rates rise will offer higher yields, making older bonds with lower rates less attractive.  To raise the effective yield on older bonds, holders of the older bonds must discount their prices.  Bonds with longer durations and maturities tend to be more sensitive to changes in interest rates than bonds with shorter durations or maturities.  (Duration and maturity are defined on page 15.)

[BEGIN CALLOUT]
Effective yield on a bond is determined by the purchase price, the stated rate of interest on the bond, the time between interest payments, and the time until maturity.
[END CALLOUT]

     In addition, mortgage-backed securities are sensitive to changes in the redemption patterns of the underlying securities.  If the principal payment on the underlying asset is repaid faster or slower than the holder of the mortgage-backed security anticipates, the price of the security may fall, especially if the holder must reinvest the repaid principal at lower rates or must continue to hold the securities when interest rates rise.

     For all bonds there is a risk that an issuer will default.  High-yield, high-risk bonds generally are more susceptible to risk of default than higher rated bonds. In addition, it may be difficult for Thrivent Investment Mgt. to sell high-yield bond investments in certain markets or market environments when high-yield bonds fall out of favor.  For the LB Income Fund, these risks increase as Thrivent Investment Mgt. increases the percentage of the Fund's portfolio in high-yield bonds.

     The success of the Fund's investment strategy depends significantly on Thrivent Investment Mgt.'s skill in assessing the potential of the securities in which the Fund invests.  Shares of LB Income Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund.  The LB Income Fund cannot be certain that it will achieve its goal.

VOLATILITY AND PERFORMANCE

     The bar chart and table shown below provide an indication of the risks of investing in the LB Income Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for one, five, and ten years (or since inception if less than ten years) compared to a broad-based securities market index.

     The bar chart includes the effects of Fund expenses, but not sales charges.  If sales charges were included, returns would be lower than those shown.

     The table includes the effects of Fund expenses and maximum sales charges for each class, and assumes that you sold your shares at the end of the period. The after-tax returns for Class A shares of the Fund are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor's tax situation and may differ from those shown below, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.  After-tax returns are shown for only Class A shares of the Fund, and after-tax returns for Class B shares will vary.

     The  Fund commenced operations on June 1, 1972, and the bar chart includes performance from before the creation of share classes on October 31, 1997.  Prior to October 31, 1997, the shares of the Fund had no specific class designation.  As of that date, all of the outstanding shares were redesignated as Class A shares.  If the returns for Class A shares reflected their current shareholder servicing fee of 0.25% per year, the returns would be lower than those shown.  How a Fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.

[GRAPHIC BAR CHART OMITTED:  YEAR-BY-YEAR TOTAL RETURN (CLASS A)]

           Annual
Year       Return

1993      10.12%
1994      -4.86%
1995      18.82%
1996       2.21%
1997       8.36%
1998       8.90%
1999      -2.48%
2000      10.22%
2001       7.01%
2002       4.92%

Best Quarter:       Q2 '95     +6.69%
Worst Quarter:      Q1 '94     -3.97%

                                         Average Annual Total Returns
                                                (periods ending
                                               December 31, 2002)
                                         -----------------------------
                                                                    Since
                                                                  Inception
                                                                  of Class B
                                     1-Year   5-Years  10-Years   (10/31/97)

LB Income Fund (Class A)
  Before taxes                        0.19%     4.64%     5.64%      N/A
  After taxes on distributions       -1.65%     2.29%     2.98%      N/A
  After taxes on distribution and
  redemptions                         0.08%     2.51%     3.13%      N/A

LB Income Fund (Class B)              0.14%     4.84%      N/A      4.86%

Lehman Aggregate Bond Index          10.25%     7.55%      7.51%    7.60%

     The Lehman Aggregate Bond Index is an unmanaged index which measures the performance of U.S. investment grade bonds.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the LB Income Fund.(1)

SHAREHOLDER FEES (fees paid directly from your investment)

                                         CLASS A SHARES      CLASS B SHARES
                                         --------------      --------------
Maximum Sales Charge (Load) Imposed on Purchases
  (as a percentage of offering price)             4.5%              None
Maximum Deferred Sales Charge (Load)
  (as a percentage of net asset value at time of
  purchase or redemption, whichever is lower)     1.0%(2)             5%

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)

                                                    CLASS A         CLASS B
                                                    -------         -------
  Management Fees                                    0.34%           0.34%
  Distribution (12b-1) Fees                          None            0.75%
  Other Expenses    (including a 0.25%               0.55%           0.55%
    shareholder servicing fee)
  Total Annual Fund Operating Expenses               0.89%           1.64%

(1)  The maximum sales charges for the Fund depends upon the amount of your investment and whether you buy Class A shares or Class
B shares.  For a complete description of the sales charges, see "Choosing a Class of Shares." In addition, the Funds may redeem shares in any account or charge an annual fee of $12 (a "small account fee") if the value of shares in the account falls below a certain minimum.  See "Accounts with Low Balances." The Funds also may charge a fee of up to $30 for a redemption by wire.  See
"Redeeming Shares."

(2)  When you invest $1,000,000 or more, a contingent deferred sales charge of 1% will apply to shares redeemed within one year.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.  FOR CLASS B SHARES, IT ALSO ASSUMES THE AUTOMATIC CONVERSION TO CLASS A SHARES AFTER FIVE YEARS.
Although your actual costs may be higher or lower, based on these assumptions your costs would BE:

                                1 Year     3 Years     5 Years   10 Years
                                ------     -------     -------   --------
  Class A shares                 $537       $721        $921      $1,497
  Class B shares                 $667       $817        $992      $1,473

You would pay the following expenses if you did not redeem your shares:

                                1 Year     3 Years     5 Years   10 Years
                                ------     -------     -------   --------
  Class A shares                 $537       $721        $921      $1,497
  Class B shares                 $167       $517        $892      $1,473

                                              LUTHERAN BROTHERHOOD MUNICIPAL BOND FUND

INVESTMENT OBJECTIVE

     The investment objective of the Lutheran Brotherhood Municipal Bond Fund ("LB Municipal Bond Fund") is to provide its shareholders with a high level of current income which is exempt from federal income tax.

PRINCIPAL STRATEGIES

     The LB Municipal Bond Fund tries to provide you with high current income which is exempt from federal income taxation by investing in municipal bonds, which are debt obligations issued by states, territories, and possessions of the United States and their political subdivisions or agencies.  Consistent with the fundamental investment objective of the Fund, under normal market conditions, the LB Municipal Bond Fund invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in municipal bonds.

     Thrivent Investment Mgt., the Fund's investment adviser, uses fundamental investment research techniques to determine what municipal bonds to buy and sell. (Fundamental investment analysis is defined on page 3.)  Thrivent Investment Mgt. focuses on investment-grade municipal bonds of issuers that it believes are financially sound and have healthy balance sheets, strong operating income, and good economic prospects.

PRINCIPAL RISKS

     The LB Municipal Bond Fund's principal risks are those of debt investing, including increases in interest rates and loss of principal.  Generally, when interest rates rise, bond prices fall, which may cause the price of shares of LB Municipal Bond
Fund to fall as well.  Bond prices fall because bonds issued after rates rise will offer higher yields, making older bonds with lower rates less attractive.  To raise the effective yield on older bonds, holders of the older bonds must discount their prices.
Bonds with longer durations and maturities tend to be more sensitive to changes in interest rates than bonds with shorter durations or maturities.  (Effective yield is defined on page 17, and duration and maturity are defined on page 15.)

     The Fund's performance may be affected by political and economic conditions at the state, regional or federal level.  These may include budgetary problems, declines in the tax base and other factors that may cause rating agencies to downgrade the credit ratings on certain issues.  Actual or proposed changes in tax rates, regulations or federal programs could also affect your net return on investment.

     The success of the Fund's investment strategy depends significantly on Thrivent Investment Mgt.'s skill in assessing the potential of the securities in which the Fund invests.  Shares of LB Municipal Bond Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund.  The LB Municipal Bond Fund cannot be certain that it will achieve its objective.

VOLATILITY AND PERFORMANCE

     The bar chart and table shown below provide an indication of the risks of investing in the LB Municipal Bond Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for one, five, and ten years (or since inception if less than ten years) compared to a broad-based securities market index.

     The bar chart includes the effects of Fund expenses, but not sales charges.  If sales charges were included, returns would be lower than those shown.

     The table includes the effects of Fund expenses and maximum sales charges for each class, and assumes that you sold your shares at the end of the period. The after-tax returns for Class A shares of the Fund are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor's tax situation and may differ from those shown below, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.  After-tax returns are shown for only Class A shares of the Fund, and after-tax returns for Class B shares will vary.

     The  Fund commenced operations on December 3, 1976, and the bar chart includes performance from before the creation of share classes on October 31, 1997.  Prior to October 31, 1997, the shares of the Fund had no specific class designation.  As of that date, all of the outstanding shares were redesignated as Class A shares.  If the returns for Class A shares reflected their current shareholder servicing fee of 0.25% per year, the returns would be lower than those shown.  How a Fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.

[GRAPHIC BAR CHART OMITTED:  YEAR-BY-YEAR TOTAL RETURN (CLASS A)]

           Annual
Year       Return

1993      12.97%
1994      -6.57%
1995      18.18%
1996       3.44%
1997       9.34%
1998       6.19%
1999      -3.05%
2000      11.74%
2001       4.94%
2002       8.78%

Best Quarter:       Q1 '95    +7.50%
Worst Quarter:      Q1 '94    -6.34%

                                         Average Annual Total Returns
                                                (periods ending
                                               December 31, 2002)
                                         -----------------------------
                                                                   Since
                                                                 Inception
                                                                 of Class B
                                   1-Year    5-Years  10-Years  (10/31/97)

LB Municipal Bond Fund (Class A)
  Before taxes                      3.86%     4.64%      5.87%      N/A
  After taxes on distributions      3.84%     4.63%      5.79%      N/A
  After taxes on distribution and
  redemptions                       4.23%     4.67%      5.70%      N/A

LB Municipal Bond Fund (Class B)    3.87%     4.80%       N/A       5.09%

Lehman Municipal Bond Index         9.60%     6.06%      6.71%      6.28%

     The Lehman Municipal Bond Index is an unmanaged index which measures the performance of investment grade tax-exempt bonds.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the LB Municipal Bond Fund.(1)

SHAREHOLDER FEES (fees paid directly from your investment)

                                        CLASS A SHARES      CLASS B SHARES
                                        --------------      --------------
Maximum Sales Charge (Load) Imposed on Purchases
  (as a percentage of offering price)             4.5%              None
Maximum Deferred Sales Charge (Load)
  (as a percentage of net asset value at time of
  purchase or redemption, whichever is lower)     1.0%(2)             5%

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)

                                                    CLASS A         CLASS B
                                                    -------         -------
  Management Fees                                   0.32%            0.32%
  Distribution (12b-1) Fees                         None             0.75%
  Other Expenses    (including a 0.25%              0.41%            0.41%
    shareholder servicing fee)
  Total Annual Fund Operating Expenses              0.73%            1.48%

(1)  The maximum sales charges for the Fund depends upon the amount of your investment and whether you buy Class A shares or Class
B shares.  For a complete description of the sales charges, see "Choosing a Class of Shares." In addition, the Funds may redeem shares in any account or charge an annual fee of $12 (a "small account fee") if the value of shares in the account falls below a certain minimum.  See "Accounts with Low Balances." The Funds also may charge a fee of up to $30 for a redemption by wire.  See
"Redeeming Shares."

(2)  When you invest $1,000,000 or more, a contingent deferred sales charge of 1% will apply to shares redeemed within one year.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.  FOR CLASS B SHARES, IT ALSO ASSUMES THE AUTOMATIC CONVERSION TO CLASS A SHARES AFTER FIVE YEARS.
Although your actual costs may be higher or lower, based on these assumptions your costs would BE:

                                1 Year     3 Years     5 Years   10 Years
                                ------     -------     -------   --------
  Class A shares                 $521       $673        $838      $1,316
  Class B shares                 $651       $768        $908      $1,291

You would pay the following expenses if you did not redeem your shares:

                                1 Year     3 Years     5 Years   10 Years
                                ------     -------     -------   --------
  Class A shares                 $521       $673        $838      $1,316
  Class B shares                 $151       $468        $808      $1,291

                                          LUTHERAN BROTHERHOOD LIMITED MATURITY BOND FUND

INVESTMENT OBJECTIVE

     The investment objective of the Lutheran Brotherhood Limited Maturity Bond Fund ("LB Limited Maturity Bond Fund") is to
seek a high level of current income consistent with stability of principal.

PRINCIPAL STRATEGIES

     The LB Limited Maturity Bond Fund invests primarily in investment-grade corporate bonds, government bonds, municipal bonds, asset-backed securities, and mortgage-backed securities.  The average dollar-weighted portfolio maturity for the Fund is expected to be between one and five years.  Under normal market conditions, LB Limited Maturity Bond Fund invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in debt securities or preferred stock in at least the
"Baa" major rating category by Moody's or at least in the "BBB" major rating category by S & P or unrated securities considered to be of comparable quality by Thrivent Investment Mgt., the Fund's investment adviser. Should Thrivent Investment Mgt. determine that the Fund would benefit from reducing the percentage of invested assets from 80% to a lesser amount, you will be notified at least
60 days prior to such a change.

[BEGIN CALLOUT]
The average dollar-weighted maturity of the Fund is determined by calculating the average maturity of each debt security owned by the Fund, weighting each security according to the amount that it represents in the Fund.  In addition, for asset-backed and mortgage-backed securities, as well as bonds with required prepayments or redemption rights, the calculation considers the expected prepayments of the underlying securities and/or the present value of a mandatory stream of prepayments.
[END CALLOUT]

     The Fund may also invest in high-yield, high-risk bonds, notes, debentures and other debt obligations or preferred stock commonly known as "junk bonds." At the time of purchase these securities are rated within or below the "BB" major rating category by S&P or the "Ba" major rating category by Moody's or are unrated but considered to be of comparable quality by Thrivent
Investment Mgt.

     Thrivent Investment Mgt. uses both fundamental and technical investment research techniques to determine what debt obligations to buy and sell. (Fundamental investment analysis and technical investment analysis are defined on page 3.)  Thrivent
Investment Mgt. focuses on companies that it believes are financially sound and have strong cash flow, asset values and interest or dividend earnings.

PRINCIPAL RISKS

     The LB Limited Maturity Bond Fund's principal risks are those of debt investing, including increases in interest rates and loss of principal.  Generally, when interest rates rise, bond prices fall, which may cause the price of shares of LB Limited
Maturity Bond Fund to fall as well.  Bond prices fall because bonds issued after rates rise will offer higher yields, making older bonds with lower rates less attractive.  To raise the effective yield on older bonds, holders of the older bonds must discount their prices.  Bonds with longer durations and maturities tend to be more sensitive to changes in interest rates than bonds with shorter durations or maturities.  (Effective yield is defined on page 17, and duration and maturity are defined on page 15.)

     In addition, both mortgage-backed and asset-backed securities are sensitive to changes in the redemption patterns of the underlying securities.  If the principal payment on the underlying asset is repaid faster or slower than the holder of the asset-backed or mortgage-backed security anticipates, the price of the security may fall, especially if the holder must reinvest the repaid principal at lower rates or must continue to hold the securities when interest rates rise.

     For all bonds there is a risk that an issuer will default. Lower rated and high-yield, high-risk bonds generally are more susceptible to risk of default than higher rated bonds. In addition, it may be difficult for Thrivent Investment Mgt. to sell high-yield bond investments in certain markets or market environments when high-yield bonds fall out of favor. For the LB Limited
Maturity Bond Fund, these risks increase as Thrivent Investment Mgt. increases the percentage of the Fund's portfolio in lower rated investment-grade bonds or in high-yield bonds.

     The success of the Fund's investment strategy depends significantly on Thrivent Investment Mgt.'s skill in assessing the potential of the securities in which the Fund invests.  Shares of LB Limited Maturity Bond Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund.  The LB Limited Maturity Bond Fund cannot be certain that it will achieve its objective.

VOLATILITY AND PERFORMANCE

     The bar chart and table shown below provide an indication of the risks of investing in the LB Limited Maturity Bond Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for a one-year period and since inception compared to a broad-based securities market index.

     The bar chart includes the effects of Fund expenses, but not sales charges.  If sales charges were included, returns would be lower than those shown. The after-tax returns for Class A shares of the Fund are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor's tax situation and may differ from those shown below, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.  After-tax returns are shown for only Class A shares of the Fund, and after-tax returns for Class B shares will vary.

     The table includes the effects of Fund expenses and maximum sales charges for each class, and assumes that you sold your shares at the end of the period.

     The LB Limited Maturity Bond Fund commenced operations on October 29, 1999.  How a Fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.

[GRAPHIC BAR CHART OMITTED:  YEAR-BY-YEAR TOTAL RETURN (CLASS A)]

          Annual
Year      Return

2000      7.98%
2001      8.02%
2002      4.88%

Best Quarter:       Q1 '01         +3.36%
Worst Quarter:      Q1 '02         +0.17%

                                            Average Annual Total Returns
                                                   (periods ending
                                                  December 31, 2002)
                                            --------------------------
                                                              Since
                                                            Inception
                                                    1-Year  (10/29/99)

LB Limited Maturity Bond Fund (Class A)
  Before taxes                                     4.88%     6.51%
  After taxes on distributions                     3.50%     4.28%
  After taxes on distribution and
  redemptions                                      2.98%     4.10%

LB Limited Maturity Bond Fund (Class B)
                                                   4.88%     6.51%

Lehman Government Corporate 1-5 Year Bond          5.70%     8.03%

     The Lehman Government Corporate 1-5 Year Bond is an unmanaged index which measures the performance of corporate and government U.S. bonds with maturities of 1-5 years.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of LB Limited Maturity Bond Fund.(1)

SHAREHOLDER FEES (fees paid directly from your investment)

                                         CLASS A SHARES    CLASS B SHARES
                                         --------------    --------------
Maximum Sales Charge (Load) Imposed On Purchases
  (as a percentage of offering price)          None               None
Maximum Deferred Sales Charge (Load)
  (as a percentage of net asset value at time of
  purchase or redemption, whichever is lower)  None               None(1)

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)

                                                CLASS A         CLASS B
                                                -------         -------
  Management Fees                                0.30%            0.30%
  Other Expenses (including a 0.25%              0.75%            0.75%
    shareholder servicing fee)
  Total Annual Fund Operating Expenses (2)       1.05%            1.05%

(1)  Class B shares of the LB Limited Maturity Bond Fund are offered solely in exchange for Class B shares of other Funds of The
Lutheran Brotherhood Family of Funds.  Class B shareholders of the LB Limited Maturity Bond Fund will be responsible for any
Contingent Deferred Sales Charge that may be payable at the time of redemption as a result of an investment in another Fund. In addition, the Funds may redeem shares in any account or charge an annual fee of $12 (a "small account fee") if the value of shares in the account falls below a certain minimum.  See "Accounts with Low Balances." The Funds also may charge a fee of up to $30 for a redemption by wire.  See "Redeeming Shares."

(2)  Thrivent Investment Mgt. has voluntarily agreed to temporarily waive a portion of its advisory fees and to bear certain expenses associated with operating the Class A shares of LB Limited Maturity Bond Fund equal in the aggregate to 0.20% of the average daily net assets of the Class A shares of LB Limited Maturity Bond Fund.  With this waiver and expense offset provision, the Total Annual Fund Operating Expenses would be 0.85% for the Class A shares.  This temporary waiver and expense offset provision may be discontinued at any time.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would BE:

                                1 Year     3 Years     5 Years   10 Years
                                ------     -------     -------   --------
  Class A shares                 $107       $334        $579      $1,283
  Class B shares                 $107       $334        $579      $1,283

You would pay the following expenses if you did not redeem your shares:

                                1 Year     3 Years     5 Years   10 Years
                                ------     -------     -------   --------
  Class A shares                 $107       $334        $579      $1,283
  Class B shares                 $107       $334        $579      $1,283

                                               LUTHERAN BROTHERHOOD MONEY MARKET FUND

INVESTMENT OBJECTIVE

     The investment objective of the Lutheran Brotherhood Money Market Fund ("LB Money Market Fund") is current income consistent with stability of principal.

PRINCIPAL STRATEGIES

     The LB Money Market Fund tries to produce current income while preserving the value of your shares by investing in high quality, short-term money market instruments that mature in 397 days or less, including U.S. dollar-denominated commercial paper, bank instruments such as certificates of deposit, U.S. government discount notes, and U.S. Treasury Bills.

     Thrivent Investment Mgt., the Fund's investment adviser, uses fundamental investment research techniques to determine what money market instruments to buy and sell. (Fundamental investment analysis is defined on page 3.)  Under normal market conditions, the Fund invests primarily in prime commercial paper.  Thrivent Investment Mgt. looks for prime commercial paper issued by corporations which it believes are financially sound, have strong cash flows, and solid capital levels, are leaders in their industry and have experienced management.

     Thrivent Investment Mgt. manages LB Money Market Fund subject to strict rules established by the Securities and Exchange
Commission that are designed so that LB Money Market Fund may maintain a stable $1.00 share price.  Those guidelines generally require LB Money Market Fund to, among other things, invest only in high quality securities that generally are diversified with respect to issuers, are denominated in U.S. dollars and have short remaining maturities.  In addition, the guidelines require LB
Money Market Fund to maintain a dollar-weighted average portfolio maturity of not more than 90 days.

     Under the guidelines, at least 95% of LB Money Market Fund's total assets must be invested in "first tier" securities.
First-tier securities must be rated by at least two rating agencies in their highest short-term major rating categories (or one, if only one rating agency has rated the security, or if they have not received a short-term rating, determined by Thrivent
Investment Mgt. to be of comparable quality).  First-tier securities generally include U.S. Government securities, such as U.S.
Treasury bills and securities issued or sponsored by U.S. government agencies.  They also may include corporate debt securities, finance company commercial paper and certain obligations of U.S. and foreign banks.

     The remainder of LB Money Market Fund's assets will be invested in securities rated within the two highest rating categories by any two rating agencies (or one, if only one rating agency has rated the security or, if unrated, determined by Thrivent
Investment Mgt. to be of comparable quality), or kept in cash.

PRINCIPAL RISKS

     The LB Money Market Fund's principal risks are those that could affect the yield of its shares.  They include those factors that could cause short-term interest rates to decline, such as a weak economy, strong equity markets and changes by the
Federal Reserve in its monetary policies.

     The success of the Fund's investment strategy depends significantly on Thrivent Investment Mgt.'s skill in assessing the potential of the securities in which the Fund invests.

     An investment in the LB Money Market Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency.  Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

VOLATILITY AND PERFORMANCE

     The bar chart and table shown below provide an indication of the risks of investing in the LB Money Market Fund by showing changes in the Fund's performance from year to year and by showing the Fund's average annual returns for one, five, and ten years.  The bar chart and table include the effects of Fund expenses and assume that you sold your shares at the end of the period.

     The  Fund commenced operations on February 1, 1979, and  the bar chart includes performance from before the creation of share classes on October 31, 1997.  Prior to October 31, 1997, the shares of the Fund had no specific class designation.  As of that date, all of the outstanding shares were redesignated as Class A shares.  If the returns for Class A shares reflected their current shareholder servicing fee of 0.25% per year, the returns would be lower than those shown.  How a Fund has performed in the past is not necessarily an indication of how it will perform in the future.

[GRAPHIC BAR CHART OMITTED:  YEAR-BY-YEAR TOTAL RETURN (CLASS A)]

           Annual
Year       Return

1993       2.20%
1994       3.28%
1995       5.00%
1996       4.60%
1997       4.81%
1998       4.73%
1999       4.35%
2000       5.60%
2001       3.45%
2002       0.93%

Best Quarter:       Q4 '00     +1.44%
Worst Quarter:      Q4 '02     +0.20%

                                         Average Annual Total Returns
                                                (periods ending
                                               December 31, 2002)
                                         -----------------------------
                                                                    Since
                                                                  Inception
                                                                  of Class B
                                   1-Year    5-Years   10-Years   (10/31/97)

LB Money Market Fund (Class A)      0.93%     3.79%     3.89%        N/A

LB Money Market Fund (Class B)      0.94%     3.80%      N/A        3.83%

You may call 1-800-328-4552 to obtain the Fund's current 7-day yield.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the LB Money Market Fund.(1)

SHAREHOLDER FEES (fees paid directly from your investment)

                                         CLASS A SHARES    CLASS B SHARES
                                         --------------    --------------
Maximum Sales Charge (Load) Imposed on Purchases
  (as a percentage of offering price            None               None
Maximum Deferred Sales Charge (Load)
  (as a percentage of net asset value at time of
  purchase or redemption, whichever is lower)   None               None(1)

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)

                                                CLASS A         CLASS B
                                                -------         -------
  Management Fees                                0.24%           0.24%
  Other Expenses   (including a 0.25%            0.75%           0.75%
    shareholder servicing fee)
  Total Annual Fund Operating Expenses (2)       0.99%           0.99%

(1)  Class B shares of the LB Money Market Fund are offered solely in exchange for Class B shares of other Funds of The Lutheran
Brotherhood Family of Funds.  Class B shareholders of the LB Money Market Fund will be responsible for any Contingent Deferred
Sales Charge that may be payable at the time of redemption as a result of an investment in another Fund. In addition, the Funds may redeem shares in any account or charge an annual fee of $12 (a "small account fee") if the value of shares in the account falls below a certain minimum.  See "Accounts with Low Balances." The Funds also may charge a fee of up to $30 for a redemption by wire.
See "Redeeming Shares."

(2)  Thrivent Investment Mgt. has voluntarily agreed to temporarily waive a portion of its advisory fees equal in the aggregate to
0.10% of the average daily net assets of the Class A shares and 0.15% of the average daily net assets of the Class B shares of  LB
Money Market Fund. With this waiver, the Total Annual Fund Operating Expenses would be 0.89% for the Class A shares and 0.84% for the Class B shares. This temporary waiver may be discontinued at any time.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.  FOR CLASS B SHARES, IT ALSO ASSUMES THE AUTOMATIC CONVERSION TO CLASS A SHARES AFTER FIVE YEARS.
Although your actual costs may be higher or lower, based on these assumptions your costs would BE:

                                1 Year     3 Years     5 Years   10 Years
                                ------     -------     -------   --------
  Class A shares                 $101       $315        $547      $1,213
  Class B shares                 $101       $315        $547      $1,213

You would pay the following expenses if you did not redeem your shares:

                                1 Year     3 Years     5 Years   10 Years
                                ------     -------     -------   --------
  Class A shares                 $101       $315        $547      $1,213
  Class B shares                 $101       $315        $547      $1,213

                                                             MANAGEMENT

                                                         INVESTMENT ADVISER

     Thrivent Investment Mgt., 625 Fourth Avenue South, Minneapolis, Minnesota 55415, serves as investment adviser for each of the
Funds.  Thrivent Investment Mgt. and its affiliates have been in the investment advisory business since 1970 and managed approximately $57.2 billion in assets as of December 31, 2002, including approximately $10.7 billion in mutual fund assets.
Thrivent Investment Mgt. provides investment research and supervision of the Funds' investments.

     Thrivent Investment Mgt. provides investment research and supervision of the assets for each of the Funds, except the LB World
Growth Fund.  For the LB World Growth Fund (the "Subadvised Fund"), Thrivent Investment Mgt. establishes the overall investment strategy and evaluates, selects and recommends, subject to the approval of the Board of Trustees of the Fund, one or more subadvisers to manage the investments of the Subadvised Fund.  Thrivent Investment Mgt. also allocates assets to the subadvisers, monitors the performance, security holdings and investment strategies of the subadvisers and, when appropriate, researches any potential new subadviser for the Funds.  Thrivent Investment Mgt. has ultimate responsibility to oversee the subadvisers and recommend their hiring, termination and replacement.

                                                         PORTFOLIO MANAGERS

LB Opportunity Growth Fund

     Andrea J. Thomas has served as the portfolio manager of LB Opportunity Growth Fund since 2002.  She also serves as portfolio manager of the Opportunity Growth Portfolio, a series of an affiliated mutual fund group.  Ms. Thomas has been with Thrivent
Investment Mgt. since 1993 and served as an associate portfolio manager from 1997 to 2002.

LB Mid Cap Growth Fund

     Brian L. Thorkelson has served as the portfolio manager of LB Mid Cap Growth Fund since the Fund's inception in 1997.  Mr.
Thorkelson also has served as portfolio manager of the Mid Cap Growth Portfolio, a series of an affiliated mutual fund group.  Mr.
Thorkelson has been with Thrivent Investment Mgt. since 1987.

LB World Growth Fund

     Thrivent Investment Mgt. has engaged Price International, 100 East Pratt Street, Baltimore, Maryland 21202, as investment subadviser for LB World Growth Fund.  Price International is one of the world's largest international mutual fund asset managers with the U.S. equivalent of about $18.0 billion under management as of December 31, 2002 in its offices in Baltimore, London,
Tokyo, Singapore, Paris, Hong Kong, and Buenos Aires. Price International has an investment advisory group that has day-to-day responsibility for managing the Fund and developing and executing the Fund's investment program.

LB Growth Fund

     Scott A. Vergin has served as the portfolio manager of LB Growth Fund since 2002.  Mr. Vergin also has served as portfolio manager of the following series of affiliated mutual fund groups:  AAL Aggressive Growth Portfolio since 2002; The AAL Aggressive
Growth Fund since 2002;  and the Growth Portfolio since 1994.  Mr. Vergin has been with Thrivent Investment Mgt. since 1984.

LB Fund

     Frederick L. Plautz has served as the portfolio manager of LB Fund since  2002.  Mr. Plautz also serves as a portfolio manager of the following series of affiliated mutual fund groups:  AAL Capital Growth Portfolio since 2001; The AAL Balanced Fund since 1997; and The AAL Capital Growth Fund since 1995.  Mr. Plautz has been with Thrivent Investment Mgt. since 1995.

LB Value Fund

     Lewis A. Bohannon has served as the portfolio manager of LB Value Fund since  2002.  He also has served as portfolio manager of the following series of affiliated mutual fund groups:  Value Portfolio since 2002; AAL Equity Income Portfolio since 2001; and
The AAL Equity Income Fund since 1995.  Mr. Bohannon has been with Thrivent Investment Mgt. since 1995.

LB High Yield Fund

     Paul J. Ocenasek and Mark L. Simenstad  serve as portfolio co-managers of LB High Yield Fund.  Mr. Ocenasek has served as a portfolio manager of LB High Yield Fund since 1997.  He also has served as portfolio co-manager of High Yield Portfolio, a series of an affiliated mutual fund group, since 2001.  Mr. Ocenasek has been with Thrivent Investment Mgt. since 1987.  Mr. Simenstad has served as a portfolio manager of LB High Yield Fund since 2001, and he has been a portfolio manager with Thrivent Investment
Mgt. since 1999.  Mr. Simenstad served as chief investment officer for fixed-income investing at Voyageur Asset Management from
1996 until 1999.

LB Income Fund

     Michael G. Landreville and Alan D. Onstad serve as portfolio co-managers of LB Income Fund.  Mr. Landreville has served as a portfolio manager of LB Income Fund since 1998.  Mr. Landreville also serves as a portfolio manager of the following series of affiliated mutual fund groups:  The AAL Bond Fund since 2002;  Income Portfolio since 2001; Limited Maturity Bond Portfolio since
2001; and LB Limited Maturity Bond Fund since 1999.  Mr. Landreville has been with Thrivent Investment Mgt. since 1983, and he served  as associate portfolio manager from 1987 through 1997.  Mr. Onstad has served as a portfolio manager of LB Income Fund since 2002.  Mr. Onstad also serves as a portfolio manager of the following series of affiliated mutual fund groups:  Income
Portfolio since 2002; The AAL Bond Fund since 1999; and The AAL Balanced Fund since 1999.  Mr. Onstad has been a portfolio manager with Thrivent Investment Mgt. since 1995.

LB Municipal Bond Fund

     Janet I. Grangaard has served as  portfolio manager of LB Municipal Bond Fund since 2002.  She also has served as portfolio manager of The AAL Municipal Bond Fund, a series of an affiliated mutual fund group, since 2002.  Ms. Grangaard has been a portfolio manager with Thrivent Investment Mgt. since 1994.

LB Limited Maturity Bond Fund

     Michael G. Landreville has served as portfolio manager of LB Limited Maturity Bond Fund since its inception in 1999.  Mr.
Landreville also serves as a portfolio manager of the following series of affiliated mutual fund groups:  The AAL Bond Fund since
2002; Income Portfolio since 2001; Limited Maturity Bond Portfolio since 2001; and LB Income Fund since 1998.  Mr. Landreville has been with Thrivent Investment Mgt. since 1983, and he served as associate portfolio manager from 1987 through 1997.

LB Money Market Fund

     Gail R. Onan has served as portfolio manager of LB Money Market Fund since 1994.  Ms. Onan also has served as the portfolio manager of the following series of affiliated mutual fund groups:  The AAL Money Market Fund since 2002; AAL Money Market
Portfolio since 2002; and Money Market Portfolio since 1994.  Ms. Onan has been with Thrivent Investment Mgt. since 1969.

                                                  PERSONAL SECURITIES INVESTMENTS

     Personnel of Thrivent Investment Mgt. and Price International may invest in securities for their own account pursuant to codes of ethics that establish procedures for personal investing and restrict certain transactions. Transactions in securities that may be held by the Funds are permitted, subject to compliance with applicable provisions under the codes of ethics.

                                                           ADVISORY FEES

     Each Fund pays an annual investment advisory fee to Thrivent Investment Mgt. During the fiscal year ended October 31, 2002,
Thrivent Investment Mgt. received the following advisory fees, expressed as a percentage of the Fund's net assets:

           LB Opportunity Growth Fund                  0.46%
           LB Mid Cap Growth Fund(1)                   0.08%
           LB World Growth Fund(2)                     0.60%
           LB Growth Fund(3)                           0.00%
           LB Fund                                     0.37%
           LB Value Fund(3)                            0.00%
           LB High Yield Fund                          0.39%
           LB Income Fund(4)                           0.29%
           LB Municipal Bond Fund                      0.32%
           LB Limited Maturity Bond Fund(5)            0.00%
           LB Money Market Fund(6)                     0.20%
------------------
(1)  After giving effect to a fee waiver of 0.35%.
(2)  After giving effect to a fee waiver of 0.23%.
(3)  After giving effect to a fee waiver and expense reimbursement of 0.65%.
(4)  After giving effect to a fee waiver of 0.05%.
(5)  After giving effect to a fee waiver and expense reimbursement of 0.30%.
(6)  After giving effect to a fee waiver of 0.04%.

                                                      SHAREHOLDER INFORMATION

[BEGIN CALLOUT]

HOW TO CONTACT US

By Telephone:
     1-800-847-4836
     press 1 to speak with a customer service representative
     or
     press 2 to use the Automated Service Line

By Internet:
     www.thrivent.com

By Mail (New Applications):
     The Lutheran Brotherhood Family of Funds
     P.O. Box 310
     Minneapolis, Minnesota 55440-0310

By Mail (Additional Investments):
     The Lutheran Brotherhood Family of Funds
     P.O. Box 59025
     Minneapolis, Minnesota 55459-0025

By Mail (Redemptions, Exchanges or Other Requests):
     The Lutheran Brotherhood Family of Funds
     P.O. Box 9491
     Minneapolis, Minnesota 55440-9491

By Express Mail:
     The Lutheran Brotherhood Family of Funds
     625 Fourth Avenue South
     Minneapolis, Minnesota 55415

[END CALLOUT]

                                                       PRICING FUNDS' SHARES

     The price of a Fund's shares is based on the Fund's net asset value ("NAV"). Each Fund determines the NAV for a particular class once daily at the close of trading on the New York Stock Exchange ("NYSE"), which is normally 4:00 p.m. Eastern time. The
Funds do not determine NAV on holidays observed by the NYSE or on any other day when the NYSE is closed. The NYSE is regularly closed on Saturdays and Sundays, New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day,
Independence Day, Labor Day, Thanksgiving and Christmas. The price at which you purchase or redeem shares of the Funds is based on the NAV next calculated after the Funds receive your payment or redemption request.

     LB Money Market Fund seeks to maintain a stable $1.00 NAV pursuant to procedures established by the Board of Trustees for the
Funds, which utilize the amortized cost method. Valuing securities held by LB Money Market Fund on the basis of amortized cost involves a constant amortization of premium or accretion of discount to maturity, regardless of the impact of fluctuating interest rates on the market value of the security. This method is explained further in the Statement of Additional Information.

     Each other Fund determines the NAV for a particular class by dividing the total Fund assets attributable to that class, less all liabilities attributable to such class, by the total number of outstanding shares of that class. To determine the NAV, the other Funds generally value their securities at current market value using readily available market prices. If market prices are not available or do not accurately reflect fair value for a security, the fair value of that security may be determined under policies approved by the Board of Trustees.

     Some of the Funds hold securities that trade on foreign exchanges. These exchanges may trade on weekends or other days when the Funds do not price their shares. As a result, the value of a Fund's shares may change at a time when those shares may not be purchased or redeemed.

                                                     CHOOSING A CLASS OF SHARES

      This Prospectus offers two classes of shares, each with its own sales charges and fees. You should choose the class of shares that you believe is the most appropriate for you, given the amount of your purchase, the length of time you anticipate holding the shares, and other factors.

                                 Class A Shares                              Class B Shares
--------------------------------------------------------------------------------------------------------------------
Sales Charges                    Initial sales charge at time of investment  Contingent Deferred Sales Charge ("CDSC")
                                 of up to 5.5% for equity funds and 4.5%     of 5% to 1%, depending on how
                                 for fixed income funds depending on amount  long you hold your shares before you
                                 of investment                               redeem them. There is no CDSC after
                                                                             five years
--------------------------------------------------------------------------------------------------------------------
Rule 12b-1 Distribution Fee      None                                        0.75%. Class B shares convert
                                                                             automatically to Class A shares after
                                                                             five years
--------------------------------------------------------------------------------------------------------------------
Shareholder Servicing Fee        0.25% each year of average daily net        0.25% each year of average daily net
                                 assets                                      assets
--------------------------------------------------------------------------------------------------------------------
Class B shares (other than those of LB Limited Maturity Bond Fund and LB Money Market Fund) have an annual distribution fee.
This is also called a 12b-1 fee, based on the SEC rule that permits this type of fee.  Under its 12b-1 plan, the Funds (other than
LB Limited Maturity Bond Fund and LB Money Market Fund) pay Thrivent Investment Mgt. distribution fees for the sale and distribution of Class B shares. Those fees are paid out of a Fund's assets attributable to the Class B shares on an ongoing basis, and as a result, these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

                                                           CLASS A SHARES

     The table below shows the sales charges you will pay if you purchase Class A shares of LB Opportunity Growth Fund, LB Mid Cap
Growth Fund, LB World Growth Fund, LB Growth Fund, LB Fund and LB Value Fund.

  WHEN YOU                                   THIS % IS     WHICH EQUALS THIS
INVEST THIS                                  DEDUCTED FOR      % OF YOUR
  AMOUNT                                     SALES CHARGES    INVESTMENT
-----------------                           --------------   ---------------
$1,000,000 or more                                 0%*               0%*
$500,000 and above but less than $1,000,000      2.0%             2.04%
$250,000 and above but less than $500,000        2.5%             2.56%
$100,000 and above but less than $250,000        3.5%             3.63%
$50,000 and above but less than $100,000         4.5%             4.71%
Less than $50,000                                5.5%             5.82%

*A contingent deferred sales charge of 1% will apply to shares redeemed within one year.

     The table below shows the sales charges you will pay if you purchase Class A shares of LB High Yield Fund, LB Income Fund and
LB Municipal Bond Fund.

 WHEN YOU                                     THIS % IS     WHICH EQUALS THIS
INVEST THIS                                  DEDUCTED FOR      % OF YOUR
  AMOUNT                                     SALES CHARGES    INVESTMENT
-----------------                           --------------   ---------------
$1,000,000 or more                                 0%*               0%*
$500,000 and above but less than $1,000,000      2.0%             2.04%
$250,000 and above but less than $500,000        2.5%             2.56%
$100,000 and above but less than $250,000        3.5%             3.63%
$50,000 and above but less than $100,000         4.0%             4.17%
Less than $50,000                                4.5%             4.71%

*A contingent deferred sales charge of 1% will apply to shares redeemed within one year.

WAYS TO ELIMINATE OR REDUCE THE INITIAL SALES CHARGES

Rights of Accumulation

     You can combine the value of all shares of any class of the Funds (except LB Limited Maturity Bond Fund and LB Money Market
Fund) that you or members of your family who live with you own to the amount of your next Class A purchase for the purpose of calculating the sales charge. The value of all shares in an employer sponsored retirement plan (except shares of LB Limited
Maturity Bond Fund and LB Money Market Fund) will be accumulated for the purpose of determining the sales charge for shares purchased through that retirement plan.  Rights of accumulation do not apply to shares which you own in The AAL Mutual Funds or shares which you purchase by exchanging shares of The AAL Mutual Funds.

Automatic Reinvestments

     Class A shares that you purchase by automatically reinvesting dividends or capital gains distributions from Class A shares of the Funds, except LB Limited Maturity Bond Fund and LB Money Market Fund, will not be  subject to any initial sales charge.

Thirteen-month Letter of Intent

     If you intend to accumulate $50,000 or more, including the value of existing investments, in Class A or Class B shares of one or more of the Funds (except LB Limited Maturity Bond Fund or LB Money Market Fund) within the next 13 months, you may sign a Letter of Intent and receive a reduced sales charge on purchases of any Class A shares. The Letter of Intent does not apply to shares which you own in The AAL Mutual Funds or shares which you purchase by exchanging shares of The AAL Mutual Funds.

Reinvestment upon Redemption

     Except for certain Qualified Retirement Plans, if you redeem any or all of your Class A shares of any Fund other than LB
Money Market Fund or LB Limited Maturity Bond Fund, or if you redeem any or all of your Class B shares of any Fund, or receive cash dividends from one of these Funds, you may reinvest any  amount of your redemption in Class A shares of any of the Funds without paying a sales charge on the purchase of Class A shares.  You must make your reinvestment within 90 days after redeeming your Class A shares or Class B shares and inform us that you qualify for this discount. Your redemption may be a taxable event even if the shares are later reinvested.

Surrender or Dividend Withdrawal

     If you request a surrender or dividend withdrawal from a life insurance or annuity contract issued by Thrivent Financial for Lutherans ("Thrivent Financial") or Lutheran Brotherhood Variable Insurance Products Company and direct that the money should be used to purchase Class A shares of a Fund, the sales charge will be waived.

Purchases by Tax-exempt Organizations

     Class A shares of any Fund are available at one-half of the regular sales charge, if any, if purchased by organizations qualifying for tax-exemption under Sections 501(c)(3) and 501(c)(13) of the Internal Revenue Code.

                                                           CLASS B SHARES

     If you buy Class B shares, you will not be charged an initial sales charge. The entire purchase amount is immediately invested, but a CDSC of up to 5% will apply to shares redeemed within five years of purchase.

 When you sell shares in                      This % of net asset value
 this year after you                           at the time of purchase
     bought them                              (or of sale, if lower) is
                                              deducted from your proceeds
------------------------                     -----------------------------
      1st Year . . . . . . . . . . . . . . . . . . . . . 5%
      2nd Year . . . . . . . . . . . . . . . . . . . . . 4
      3rd Year . . . . . . . . . . . . . . . . . . . . . 3
      4th Year . . . . . . . . . . . . . . . . . . . . . 2
      5th Year . . . . . . . . . . . . . . . . . . . . . 1

     In order to ensure that you pay the lowest CDSC possible, the Fund will first redeem Class B shares that are not subject to the CDSC and then Class B shares held for the longest period of time.  There is no CDSC on exchanges into Class B shares of the other Funds.  The date of your initial investment will continue to be used as the basis for CDSC calculations when you exchange.
However, if you exchange Class A shares of LB Limited Maturity Bond Fund or LB Money Market Fund for Class B shares of any other
Fund, the date of the exchange will be used for purposes of calculating the CDSC.  If you exchange Class B shares of any other
Fund for Class B shares of LB Limited Maturity Bond Fund or LB Money Market Fund, the CDSC will stop declining during the period your investment is in the LB Limited Maturity Bond Fund or LB Money Market Fund Class B shares. The amount of any CDSC will be paid to Thrivent Investment Mgt., the broker-dealer for the Funds.

     Initial investments in Class B shares of $100,000 or more per purchase will not be accepted. Because of the reduced sales charges available on such purchases, Class A shares (or Institutional Class shares if the investor is eligible) must be purchased instead. Class B shares of LB Limited Maturity Bond Fund and LB Money Market Fund are offered solely in exchange for Class B shares of other Funds of The Lutheran Brotherhood Family of Funds.

CONTINGENT DEFERRED SALES CHARGE WAIVERS

     No CDSC will apply to the following:

           *  Increases in the net asset value of Class B shares above the purchase price;

           *  Class B shares purchased through reinvestment of dividends and capital gains distributions;

           *  Class B shares purchased more than five years prior to redemption;

           *  Class B shares redeemed due to the death or disability  of a sole individual shareholder (but not for shares held in joint accounts or "family," "living" or other trusts) and for mandatory retirement distributions from an IRA or a tax-sheltered custodial account (403(b) plan); or

           *  Class B share redemptions from certain retirement plans which are taken in substantially equal payments.

CONVERSION OF CLASS B SHARES TO CLASS A SHARES

     Your Class B shares will automatically convert into Class A shares of the same Fund after five years and consequently will no longer be subject to the higher expenses borne by Class B shares. The Fund will not include the period that you held Class B shares of LB Limited Maturity Bond Fund or LB Money Market Fund in calculating the five-year period.

                                                               BUYING SHARES

OPENING AN ACCOUNT

     You must open an account for each Fund that you want to purchase. Your Thrivent Investment Mgt. representative is ready to help you open a new account. If you do not know the name of your representative, please call our Investment Interaction Center
("Interaction Center") at (800) THRIVENT (847-4836).

     How you register your account with the Funds can affect your legal interests as well as the rights and interests of your family and beneficiaries. You should always consult with your legal and/or tax adviser to determine the account registration that best meets your needs. You must clearly identify the type of account you want on your application. If shares are held in the name of a corporation, trust, estate, custodianship, guardianship, partnership or pension and profit sharing plan,  additional documentation may be necessary.

REQUIRED MINIMUM INVESTMENTS

                                                  First          Additional
         Regular Account                         Purchase         Purchases
         ---------------                        ---------        -----------

All Funds except LB Money Market Fund
  and LB Limited Maturity Bond Fund              $1,000               $50

LB Money Market Fund                             $1,500              $100

LB Limited Maturity Bond Fund                    $2,500              $100

         IRA or Tax-Deferred Plan
         ------------------------

All Funds except LB Money Market Fund
  and LB Limited Maturity Bond Fund               $500                $50

LB Money Market Fund and LB Limited
Maturity Bond Fund                                $500               $100

                                               Minimum Monthly
      Automatic Investment Plan              Amount Per Account
      --------------------------              ---------------

All Funds except LB Money Market Fund
  and LB Limited Maturity Bond Fund                 $50

LB Money Market Fund and                           $100
LB Limited Maturity Bond Fund

     Shares of the Funds are issued on days on which the NYSE is open, which generally are weekdays other than national holidays.
Your order will be considered received when your check or other payment is received in good order. Orders that are received before the close of regular trading on the NYSE (generally 4:00 p.m. Eastern time) will be processed at the net asset value calculated that day.  Orders received after the close of regular trading on the NYSE will be processed at the net asset value calculated on the following business day.  The Funds reserve the right to reject any purchase request.

INITIAL PURCHASES

     You may purchase initial shares through your Registered Representative or in any of the following ways:

     * By mail
     * By wire transfer

     Class B shares of LB Limited Maturity Bond Fund and LB Money Market Funds are offered solely in exchange for Class B shares of other Funds of The Lutheran Brotherhood Family of Funds.

Initial Purchases by Mail

     To buy shares of the Funds by mail:

     * Complete and mail your new account application for each different account registration. If you do not complete the application properly, your purchase may be delayed or rejected.

     * Make your check payable to the Fund you are buying. If more than one Fund, make your check payable to "The Lutheran
       Brotherhood Family of Funds."

Initial Purchases by Wire Transfer

     In order to buy shares of the Funds by wire transfer, your bank must be a member of, or have a corresponding relationship with a member of the Federal Reserve System.

Step 1:  Call our Interaction Center at (800) THRIVENT (847-4836) and
         provide the following information:

         *  Your account registration;
         *  The name of the Fund(s) in which you want to invest;
         *  The Class of shares you wish to buy;
         *  Your address;
         *  Your Social Security or tax identification number;
         *  The dollar amount;
         *  The name of the wiring bank; and
         *  The name and telephone number of the person at your bank who the Funds can contact about your purchase.

Step 2:  Instruct your bank to use the following instructions when wiring funds:

         Wire transfer to:
           Wells Fargo Bank, NA
           6th Street and Marquette Avenue
           Minneapolis, Minnesota 55479
           ABA #091000019
           Account #00-003-156

         Credit:
           Thrivent Financial Investor Services Inc. as Agent for the benefit of The Lutheran Brotherhood Family of Funds
           Account #00-003-156

         Further Credit:
           [Name of the Fund]
           [Shareholder Account Number]
           [Shareholder Registration/Name]

         Please call (800) THRIVENT (847-4836) prior to the wire transfer in order to obtain a confirmation number and to ensure prompt and accurate handling of funds.

Step 3:  Mail your application.

         The Fund and its transfer agent are not responsible for the consequences of delays resulting from the banking or Federal
Reserve wire transfer system, or from incomplete wiring instructions.

ADDITIONAL PURCHASES

     You may purchase additional shares through your Registered Representative or in any of the following ways:

           *  By mail
           *  By telephone
           *  By the Internet
           *  By wire transfer
           *  Through the Automatic Investment Plan

Additional Purchases By Mail

     To make additional purchases by mail, make your check payable to the specific Fund in which you are investing. Please indicate your Fund account number on the face of your check.  If you have more than one account, always verify that you are investing in the proper account.  This will help ensure the proper handling of the transaction.

Additional Purchases By Telephone

     Before you can buy additional shares by telephone, you must have selected the Request for Telephone Purchase option on the application.  Once you have selected this option, you can call our Interaction Center at (800) THRIVENT (847-4836) and we will withdraw money from your bank checking or savings account to make your investment.  You pay the next price computed after the
Funds have received your investment from your bank, which is usually three business days after you authorize the transfer.  If you need to invest sooner, you should consider making a wire transfer purchase.

     We have implemented procedures designed to reasonably ensure that telephone instructions are genuine.  These procedures include recording telephone conversations, requesting verification of certain personal information, restricting transmittal of redemption proceeds to pre-authorized account owners and addresses and supplying transaction verification information.  Please note, however, that we will not be liable for losses suffered by a shareholder that result from following telephone instructions reasonably believed to be authentic after verification pursuant to these procedures. If an account has multiple owners, we may rely on the instructions of any one account owner.  This privilege may not be available on all retirement plan accounts.

Additional Purchases By the Internet

     You may purchase additional shares within your Fund accounts over the Internet (pre-authorized bank information is required prior to purchase).  We require a Personal Identification Number (PIN) prior to authorizing transactions on your Fund accounts.
This privilege may not be available on all retirement plan accounts.

Additional Purchases By Wire Transfer

     You may make additional purchases in an existing Fund account by wire transfer.  In order to buy shares of the Funds by wire transfer, your bank must be a member of, or have a corresponding relationship with a member of the Federal Reserve System.

     Instruct your bank to use the following instructions when wiring funds:

         Wire transfer to:
           Wells Fargo Bank, NA
           6th Street and Marquette Avenue
           Minneapolis, Minnesota 55479
           ABA #091000019
           Account #00-003-156

         Credit:
           Thrivent Financial Investor Services Inc. as Agent for the benefit of The Lutheran Brotherhood Family of Funds
           Account #00-003-156

         Further Credit:
           [Name of the Fund]
           [Shareholder Account Number]
           [Shareholder Registration/Name]

     The Fund and its transfer agent are not responsible for the consequences of delays resulting from the banking or Federal
Reserve wire transfer system, or from incomplete wiring instructions.

AUTOMATIC INVESTMENT PLANS

     The Funds offer several automatic investment plans to make periodic investing more convenient. Using the Funds' automatic investment plans, you may implement a strategy called dollar cost averaging.  Dollar cost averaging involves investing a fixed amount of money at regular intervals.  When you dollar cost average, you purchase more shares when the price is low and fewer shares when the price is high.  Dollar cost averaging does not ensure a profit or protect against a loss during declining markets.  Because such a program involves a continuous investment regardless of changing share prices, you should consider your ability to continue the program through times when the share prices are high.

     Please note that it takes up to 10 business days from the time you invest for the transfer agent to validate any electronic transfer.  This will cause some delay in your ability to write checks or use your Visa CheckCard on an LB Money Market Fund account or to redeem or transfer from your account.

     For further information regarding any of the following automatic investment plans, contact your Thrivent Investment Mgt.
representative or our Interaction Center at (800) THRIVENT (847-4836).

Automatic Bank Withdrawal Plan

     Investors who wish to make regular additional investments in an existing Fund account may do so through the Funds' Automatic
Bank Withdrawal Plan.  Under this plan, the Funds will draft an investor's bank checking or savings account in the amount specified - which may not be less than $50 per account - on specified dates.  The proceeds will be invested in shares of the specified Fund at the applicable offering price determined on the date of the draft.  To use this plan you must authorize the plan on your application form, or subsequently in writing, and submit additional documents.

The Automatic Exchange Plan

     The automatic exchange plan allows investors to make regular automatic investments in an existing Fund account by redemption of the same class of shares from their LB Money Market Fund account.  The automatic exchange  plan allows investors to select the
transaction date.   All such investments must be at least $50 and will be subject to the applicable sales charge.  To start, stop or change the plan, you must notify the Funds at least 24 hours prior to the transaction date.

Automatic Payroll Deduction Savings and Investment Plan

     The payroll deduction savings and investment plan allows employees of Thrivent Financial, employees of Lutheran-affiliated institutions, Social Security recipients, federal employees and military personnel to invest in the Funds through direct deduction from their paychecks or commission checks.

RETIREMENT PLANS

     Individual and employer-sponsored retirement plans may be established with assets invested in The Lutheran Brotherhood
Family of Funds.  These accounts may offer you tax advantages.  You should consult with your attorney and/or tax advisor before you establish a retirement plan.  Additional fees may apply to some retirement accounts.  Please review plan documents for more information.  Your registered representative can provide you with the materials, documents and forms you need for establishing your retirement plan.

PURCHASE POLICIES

     Your payment must in U.S. dollars drawn on a U.S. Bank.  We do not accept cash.  If you purchase shares by check, electronic funds transfer (other than bank wire), or automatic investment plan and you elect to redeem those shares soon after their purchase, we may postpone paying the redemption proceeds until your payment has cleared or up to 10 days from the date of purchase.

     We reserve the right to suspend the offering of shares for a period of time and the right to reject any specific purchase of shares.

CONFIRMATION

     Thrivent Investment Mgt. will maintain a share account for you.  Share certificates will not be issued.  We generally mail written confirmation of your purchases, except for additional purchases in the LB Money Market Fund, within five business days
following the date of your purchase.  We mail confirmation of additional purchases in the LB Money Market Fund monthly.   We mail
confirmation of your automatic investment plan transactions at least quarterly.  For information about your shares, please contact the Interaction Center at (800) THRIVENT (847-4836).

                                                          REDEEMING SHARES

     You can sell your shares on any business day we price the Funds' shares.  Once we receive your request for redemption, we will redeem your shares at the next NAV on any day on which the NYSE is open for business. The Funds may postpone payment or suspend the right of redemption in unusual circumstances, as permitted by the U.S. Securities and Exchange Commission.  When you
purchase shares by check, the Funds may delay payment for redemption requests for the shares purchased for up to 10 business days or until your payment has cleared.

     If shares are held in the name of a corporation, trust, estate, custodianship, guardianship, partnership or pension and profit sharing plan, or if you have requested and received share certificates, additional documentation may be necessary.

     You may redeem shares in any of the following ways:

           *  By mail
           *  By phone
           *  By the Internet
           *  By wire transfer
           *  Through the Systematic Withdrawal Plan

Redemptions by Mail

Step 1:  Prepare a written request including the following information:

         *  Name(s) of the account owner(s);
         *  Your account number;
         *  The name of the Fund(s) whose shares are being redeemed; and
         *  Dollar or share amount you wish to redeem.

         If an account has multiple owners, we may rely on the instructions of any one account owner.

         You must have a Medallion Signature Guarantee if you want to do any of the following:

         *  Sell shares with a value of more than $100,000;
         *  Send the proceeds to an address other than the one listed for your account; or
         *  Make the check payable to someone other than the account owners(s).

         A Medallion Signature Guarantee is a stamp provided by a financial institution that verifies your signature. You endorse the certificate on the back and have the signature(s) guaranteed by an eligible guarantor institution such as a commercial bank, trust company, security broker or dealer, credit union, or a savings association participating in the Medallion
         Signature Guarantee Program. A Medallion Signature Guarantee may be obtained at any national bank or brokerage firm.

Step 2:  Mail your redemption request.

         Please note, an additional fee may be assessed for a redemption delivered by overnight mail or Saturday delivery.

         The Funds will mail payment proceeds within seven days following receipt of all required documents. However, mailing may be delayed if we are waiting for your means of purchase to clear.

Redemptions by Telephone

     The privilege to redeem shares by telephone is automatically extended to all accounts except certain retirement plan accounts, unless the option is specifically declined on your application.  If you do not want the telephone redemption option, please call our Interaction Center at (800) THRIVENT (847-4836).  By accepting this privilege, you assume some risks for unauthorized transactions.

     The following conditions apply:

      * Telephone redemption checks will be issued to the same payee(s) as the account registration and sent only to the address of record;
      * There has been no change of address in the preceding 30 days;
      * The request is for $100,000 or less;
      * Shares to be redeemed cannot be in certificate form; and
      * If an account has multiple owners, we may rely on the instructions of any one account owner.

     The Funds will mail payment proceeds within seven days following receipt of all required documents.

Redemptions by the Internet

     You may redeem shares within your Fund accounts over the Internet.  We require a Personal Identification Number (PIN) prior to authorizing transactions on your Fund accounts. This privilege may not be available on  retirement plan accounts.

Redemptions by Wire Transfer

     When redeeming shares by wire transfer, the following conditions apply:

      *  A fee of up to $30 may be assessed for redemptions by wire.
      *  If an account has multiple owners, we may rely on the instructions of any one account owner.
      *  This privilege may not be available on all retirement plan accounts.

Systematic Withdrawal Plan (Usually Appropriate for Class A Shares Only)

     You can have money automatically withdrawn from your Fund account(s) on a regular basis by using our systematic withdrawal plan.  The plan allows you to receive funds or direct payments at regular intervals.  The following rules and/or guidelines apply:

       *  You need a minimum of $5,000 in your account to start the plan.
       *  You can select the date(s) on which the money is withdrawn.
       *  To start the plan or change the payee(s), you must notify us in writing and you must have all account owner(s) sign the appropriate form, which is available from our Interaction Center.
       *  Money can be sent by check or electronic funds transfer.
       *  To stop or change your plan, you must notify Thrivent Investment Mgt. prior to the next withdrawal.
       *  Because of sales charges, you must consider carefully the costs of frequent investments in and withdrawals from your account.

     Please note, for minimum required distributions from certain retirement plan accounts, we will waive the contingent deferred sales charge on Class B shares.

                                       THE LB MONEY MARKET FUND CHECKS (CLASS A SHARES ONLY)

     You can write checks on your LB Money Market Fund account, except for Class B shares, if you complete a check writing signature card and agreement.  You can request checks on your Funds application or in writing.  We do not charge a fee for supplying your checks.  The following rules and/or guidelines apply:

           *  The checks you write on the LB Money Market Fund must be for $500 or more. (Because the Fund is not a bank, some features, such as stop payment, may not be available.)
           *  Our transfer agent may impose reasonable fees for each check that is returned.
           *  Unless you purchased shares by wire, you must wait up to 10 business days after you purchase The LB Money Market Fund shares to write checks against that purchase.
           *  Unless you redeem via the Internet, you need a written request - not a check - to close an LB Money Market Fund account.  Your written request will require a Medallion Signature Guarantee to close accounts over $100,000 or to send the proceeds to a special payee or address.

                                                           VISA CHECKCARD

     Class A shareholders of LB Money Market Fund are offered the opportunity to apply for a VISA CheckCard. With a VISA
CheckCard, you authorize the redemption of your shares by using the card.  The VISA CheckCard may be used to purchase merchandise or services from merchants honoring VISA or to obtain cash advances (which a bank may limit to $5,000 per account per day for merchandise and services, $600 per account for cash advances) from any bank honoring VISA.  You will earn daily income dividends on Fund shares up to the date they are redeemed.

     When you receive an LB Money Market Fund VISA CheckCard, you will be subject to the VISA account regulations of the issuing bank, including an annual VISA fee of $25 to cover its fees and administrative costs.  The issuing bank may also charge a fee each time an Automated Teller Machine (ATM) is used.  In addition to that fee, the bank that owns the ATM machine may also charge a fee for each transaction.  Enough shares will be redeemed automatically from your account to pay the fee.  Lost or stolen cards should be reported immediately by calling toll-free (800) 449-9176.  LB Money Market Fund and the issuing bank have the right to modify or terminate the VISA CheckCard privilege or to impose additional charges for establishing or maintaining a VISA account upon 30 days prior written notice.

                                                     ACCOUNTS WITH LOW BALANCES

     Due to the high cost of maintaining accounts with low balances, the Funds may redeem shares in any account or charge an annual fee of $12 (a "small account fee") if the value of shares in the account falls below a certain minimum. The required minimum amount for Class A and Class B share accounts is $1,000 for all Funds except LB Limited Maturity Bond Fund and LB Money
Market Fund.  The required minimum amount for Class A and B share accounts of LB Limited Maturity Bond Fund is $2,500, and the required minimum amount for Class A and B share accounts of LB Money Market Fund is $1,500.

     Before shares are redeemed to close an account or a small account fee is charged, you will be notified in writing and allowed
60 days to purchase additional shares.

                                                  EXCHANGING SHARES BETWEEN FUNDS

     You may exchange some or all of your shares of one Fund for shares of the same class of any of the other Funds. In addition, you may exchange Class A shares of your Funds for Class A shares of The AAL Mutual Funds. If you exchange Class A shares of a Fund for which you have previously paid an initial sales charge for Class A shares of another Fund, you will not be charged an initial sales charge for the exchange. If you exchange Class B shares of one Fund for Class B shares of another Fund, you will not be charged a CDSC at the time of the exchange.

     If you own Class A shares of LB Limited Maturity Bond Fund or LB Money    Market Fund which you did not obtain through
an exchange, you may exchange any or all of those shares for Class B shares of another Fund.  The Class B shares which you acquire from the exchange will be subject to a CDSC from the date of the exchange.

     Shareholders who are eligible to purchase Institutional Class shares may exchange some or all of their Class A shares for Institutional Class shares of any of the Funds or Institutional Class shares of The AAL Mutual Funds.

     All exchanges will be based on the NAV of the shares you are exchanging and acquiring and will be subject to the minimum investment requirements. Except as described above, shares of one class may not be exchanged for shares of another class.

     An excessive number of exchanges may be disadvantageous to the Funds.  Therefore, the Funds reserve the right to terminate the exchange privilege of any shareholder who makes more than 12 exchanges in a year.  Further, the Funds reserve the right to modify or terminate the exchange privilege at any time with respect to any Fund, if the Funds' Trustees determine that continuing the privilege may be detrimental to shareholders.  If the exchange policies are materially modified or terminated, we will give you at least 60 days prior notice.

     You may obtain an exchange form or receive more information about making exchanges between Funds by contacting your
Thrivent Investment Mgt. registered representative.

     You may exchange funds in any of the following ways:
     *  By mail
     *  By telephone
     *  By the Internet

Exchanges by Mail

Prepare and mail a written request including the following information:
         *  Name(s) of the account owner(s);
         *  Your Fund(s) and account number(s);
         *  Dollar or share amount you wish to exchange;
         *  The name of the Fund(s) and account number(s) you are exchanging into; and
         *  Signatures of all account owners.

Exchanges by Telephone

     The privilege to exchange shares by telephone is automatically extended to all accounts, unless the option is specifically declined on your application.  If you do not want the telephone exchange option, please call our Interaction Center at (800)
THRIVENT (847-4836).  By accepting this privilege, you assume some risks for unauthorized transactions.
You may exchange shares for which certificates have not been issued by calling our Interaction Center at (800) THRIVENT
(847-4836).  Telephone exchange requests received prior to the close of the NYSE, usually 4:00 p.m. Eastern Time, will receive that day's price.

     During periods of extreme volume caused by dramatic economic or stock market changes, shareholders may have difficulty reaching our Interaction Center by phone, and a telephone exchange may be difficult to implement at those times.  The Funds reserve the right to temporarily discontinue the telephone exchange privilege during such periods of extreme volume.

Exchanges by the Internet

     You may exchange shares within your Fund accounts over the Internet.  We require a Personal Identification Number (PIN) prior to authorizing transactions on your Fund accounts. This privilege may not be available on all retirement plan accounts.

                                                           DISTRIBUTIONS

DIVIDENDS

     Dividends are declared and paid as follows:

     - declared daily and paid monthly       LB High Yield Fund
                                             LB Income Fund
                                             LB Municipal Bond Fund
                                             LB Limited Maturity Bond Fund
                                             LB Money Market Fund

     - declared and paid annually            LB Opportunity Growth Fund
                                             LB Mid Cap Growth Fund
                                             LB World Growth Fund
                                             LB Growth Fund
                                             LB Fund
                                             LB Value Fund

     Income dividends are derived from investment income, including dividends, interest, and certain foreign currency gains received by a Fund.

CAPITAL GAINS

     Capital gains distributions, if any, usually will be declared in December for the prior fiscal year ending October 31.

DISTRIBUTION OPTIONS

     When completing your application, you must select one of the following options for dividends and capital gains distributions:

     *  Full Reinvestment. Distributions from a Fund will be reinvested in additional shares of the same class of that Fund.  This option will be selected automatically unless one of the other options is specified.

     *  Full Reinvestment in a Different Fund.  You may also choose to have your distributions reinvested into an existing account of the same class of another Fund within The Lutheran Brotherhood Family of Funds.

     *  All Cash. Distributions will be paid in cash.  Your request to receive all or a portion of your  distributions in cash must be received  at least 10 days before the record date of the dividend or other distribution.

     *  Part Cash and Part Reinvestment. You may request to have part of your distributions paid in cash and part of your distributions reinvested in additional shares of the same class of that Fund.

     Distributions paid in shares will be credited to your account at the next determined NAV per share.

                                                               TAXES

     In general, any dividends and short-term capital gains distributions you receive from a Fund are taxable as ordinary income.
Distributions of other net capital gains by a Fund are generally taxable as capital gains - in most cases, at different rates from those that apply to ordinary income. We expect that distributions from LB Opportunity Growth Fund, LB Mid Cap Growth Fund, LB
World Growth Fund, LB Growth Fund, LB Fund and LB Value Fund will consist primarily of capital gains and that distributions from
LB High Yield Fund, LB Income Fund, LB Limited Maturity Bond Fund and LB Money Market Fund will consist primarily of ordinary income.

     The tax you pay on a given capital gains distribution generally depends on how long a Fund has held the portfolio securities it sold.  It does not depend on how long you have owned your Fund shares or whether you reinvest your distributions or take them in cash.

     Every year, the Funds will send you information detailing the amount of ordinary income and capital gains distributed to you for the previous year.  The sale of shares in your account may produce a gain or loss, and is a taxable event.  For tax purposes, an exchange between Funds is the same as a sale.  You will not be required to pay federal income tax on (i) the automatic conversion of Class B shares to Class A shares or (ii) exchanges of Class A or Class B shares of a Fund for Institutional Class
Shares of the same fund.

     Your investment in the Funds could have additional tax consequences.  Please consult your tax professional for assistance.

     By law, the Funds must withhold 31% of your distributions and proceeds if you have not provided complete, correct taxpayer information.

LB MUNICIPAL BOND FUND

     You will not be required to pay federal income tax on dividends of LB Municipal Bond Fund that represent interest that the Fund earns on tax-exempt securities.  The Fund may, however, invest a portion of its assets in securities that generate income that is not exempt from federal income tax or securities that are subject to the alternative minimum tax.  In addition, income of the Fund that is exempt from federal income tax may be subject to state and local income tax.  Any capital gains distributed by LB
Municipal Bond Fund may be taxable.

LB WORLD GROWTH FUND

     Foreign investments pose special tax issues for the LB World Growth Fund and its shareholders.  For example, certain gains and losses from currency fluctuations may be taxable as ordinary income.  Also, certain foreign countries withhold some interest and dividends that otherwise would be payable to the LB World Growth Fund.  If the amount withheld is material, shareholders may be able to claim a foreign tax credit.

                                             OTHER SECURITIES AND INVESTMENT PRACTICES

     The principal investment strategies and risk factors of each Fund are outlined beginning on page 2.  This section provides additional information about some of the securities and other practices in which certain Funds offered by this Prospectus may engage, along with their associated risks.

     REPURCHASE AGREEMENTS.  Each of the Funds may buy securities with the understanding that the seller will buy them back with interest at a later date.  If the seller is unable to honor its commitment to repurchase the securities, the Fund could lose money.

     WHEN-ISSUED SECURITIES.  Each Fund may invest in securities prior to their date of issue.  These securities could fall in value by the time they are actually issued, which may be any time from a few days to over a year.  In addition, no income will be earned on these securities until they are actually delivered.

     MORTGAGE-BACKED AND ASSET-BACKED SECURITIES.  LB High Yield Fund, LB Income Fund, LB Limited Maturity Bond Fund and LB Money
Market Fund may invest in mortgage-backed and asset-backed securities.  Mortgage-backed securities are securities that are backed by pools of mortgages and which pay income based on the payments of principal and income they receive from the underlying mortgages.  Asset-backed securities are similar but are backed by other assets, such as pools of consumer loans.  Both are sensitive to interest rate changes as well as to changes in the redemption patterns of the underlying securities.  If the principal payment on the underlying asset is repaid faster or slower than the holder of the mortgage-backed or asset-backed security anticipates, the price of the security may fall, especially if the holder must reinvest the repaid principal at lower rates or must continue to hold the securities when interest rates rise.

     ZERO COUPONS.  Each of the Funds may invest in zero coupon securities.  A zero coupon security is a debt security that is purchased and traded at discount to its face value because it pays no interest for some or all of its life.  Interest, however, is reported as income to the Fund that has purchased the security and the Fund is required to distribute to shareholders an amount equal to the amount reported.  Those distributions may require the Fund to liquidate portfolio securities at a disadvantageous time.

     INDUSTRY EXPOSURE.   Each of the Funds may invest up to (but not more than) 25% of its assets in the securities of a single industry.  To the extent that a Fund invests in a particular industry, it will be exposed to the unique risks associated with that industry.  As of the date of this prospectus, none of the Funds held securities of any company primarily engaged in the alcohol, gaming, or tobacco industries.  The Funds are not prohibited from investing in these industries, however, and may hold such securities from time to time in the future.

     FOREIGN SECURITIES.  Each of the Funds may invest in foreign securities.  Foreign securities are generally more volatile than their domestic counterparts, in part because of higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates.  These risks are usually higher in less developed countries.  Each of these Funds except the LB Money Market Fund may use foreign currencies and related instruments to hedge its foreign investments.

     In addition, foreign securities may be more difficult to resell than comparable U.S. securities because the markets for foreign securities are less efficient.  Even where a foreign security increases in price in its local currency, the appreciation may be diluted by the negative effect of exchange rates when the security's value is converted to U.S. dollars.  Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities.

     INTERNATIONAL EXPOSURE.  Each of the Funds except LB Municipal Bond Fund and LB Money Market Fund may have some international exposure (including emerging markets) in their investments.  Many U.S. companies in which these Funds may invest generate significant revenues and earnings from abroad.  As a result, these companies and the prices of their securities may be affected by weaknesses in global and regional economies and the relative value of foreign currencies to the U.S. dollar.  These factors, taken as a whole, could adversely affect the price of Fund shares.

     RESTRICTED AND ILLIQUID SECURITIES.  Each of the Funds may invest to a limited extent in restricted or illiquid securities.
Any securities that are thinly traded or whose resale is restricted can be difficult to sell at a desired time and price.  Some of these securities are new and complex, and trade only among institutions.  The markets for these securities are still developing and may not function as efficiently as established markets.  Owning a large percentage of restricted or illiquid securities could hamper a Fund's ability to raise cash to meet redemptions.  Also, because there may not be an established market price for these securities, the Fund may have to estimate their value, which means that their valuation (and, to a much smaller extent, the valuation of the Fund) may have a subjective element.

     SECURITIES LENDING.  Each of the Funds, except the LB Money Market Fund, may seek additional income by lending portfolio securities to qualified institutions.  By reinvesting any cash collateral it receives in these transactions, a Fund could realize additional gains or losses.  If the borrower fails to return the securities and the invested collateral has declined in value, the
Fund could lose money.

     DERIVATIVES.  Each of the Funds, except the LB Money Market Fund, may invest in derivatives.  Derivatives, a category that includes options and futures, are financial instruments whose value derives from another security, an index or a currency.  Each
Fund may use derivatives for hedging (attempting to offset a potential loss in one position by establishing an interest in an opposite position).  This includes the use of currency-based derivatives for hedging its positions in foreign securities.  Each
Fund may also use derivatives for speculation (investing for potential income or capital gain).

     While hedging can guard against potential risks, it adds to the Fund's expenses and can eliminate some opportunities for gains.  There is also a risk that a derivative intended as a hedge may not perform as expected.

     The main risk with derivatives is that some types can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative.

     With some derivatives, whether used for hedging or speculation, there is also the risk that the counterpart may fail to honor its contract terms, causing a loss for the Fund.  In addition, suitable derivative investments for hedging or speculation may not be available.

      HIGH-YIELD BONDS.  Each of the Funds, except LB Municipal Bond Fund and LB Money Market Fund, may invest in high-yield bonds.  High-yield bonds are debt securities rated below BBB by S&P or Baa by Moody's.  To the extent that a Fund invests in high-yield bonds, it takes on certain risks:

     *  The risk of a bond's issuer defaulting on principal or interest payments is greater than on higher quality bonds.
     *  Issuers of high-yield bonds are less secure financially and are more likely to be hurt by interest rate increases and declines in the health of the issuer or the economy.

     GOVERNMENT BONDS AND MUNICIPAL BONDS.  LB Limited Maturity Bond Fund may also invest in government bonds and municipal bonds.  As a result, the Fund's performance may be affected by political and economic conditions at the state, regional or Federal level.  These may include budgetary problems, declines in the tax base and other factors that may cause rating agencies to downgrade the credit ratings on certain issues.

     BONDS.  The value of any bonds held by a Fund is likely to decline when interest rates rise; this risk is greater for bonds with longer maturities.  A less significant risk is that a bond issuer could default on principal or interest payments, possibly causing a loss for the Fund.

     SHORT-TERM TRADING.  The investment strategy for each Fund, except LB Money Market Fund, at times may include short-term trading.  While a Fund ordinarily does not trade securities for short-term profits, it will sell any security at any time it believes best, which may result in short-term trading.  Short-term trading can increase a Fund's transaction costs and may increase your tax liability.

     The LB Income Fund and LB Limited Maturity Bond Fund had portfolio turnover rates of over 100% for the fiscal year ending
October 31, 2002, largely because of those Funds' active involvement in a mortgage dollar roll program.  A mortgage dollar roll program involves the purchase and sale of mortgage-backed securities.  The adviser believes that the benefits of investing in such a program will outweigh the potential for increased transaction costs or capital gains.

     INITIAL PUBLIC OFFERING.  Each of the Funds may engage in initial public offerings (IPOs) of securities.  IPOs issued by unseasoned companies with little or no operating history are risky and their prices are highly volatile, but they can result in very large gains in their initial trading.  Thus, when the Fund's size is smaller, any gains form IPOs will have an exaggerated impact on the Fund's reported performance than when the Fund is larger.  Attractive IPOs are often oversubscribed and may not be available to the Fund, or only in very limited quantities.  There can be no assurance that a Fund will have favorable IPO investment opportunities.

     SECURITIES RATINGS.  When fixed-income securities are rated by one or more independent rating agencies, a Fund uses these ratings to determine bond quality.  Investment grade bonds are those that are rated within or above the BBB major rating category by S&P or the Baa major rating category by Moody's, or unrated but considered of equivalent quality by the Fund's adviser.
High-yield bonds are below investment grade bonds in terms of quality.

     In cases where a bond is rated in conflicting categories by different rating agencies, a Fund (other than LB Money Market
Fund) may choose to follow the higher rating.  If a bond is unrated, the Fund may assign it to a given category based on its own credit research.  If a rating agency downgrades a security, the Fund will determine whether to hold or sell the security, depending on all of the facts and circumstances at that time.

     DEFENSIVE INVESTING.  In response to market, economic, political, or other conditions, each Fund (except LB Money Market
Fund) may invest without limitation in cash, preferred stocks, or investment-grade debt securities for temporary defensive purposes.  If the Fund does this, different factors could affect the Fund's performance and it may not achieve its investment objective.

                                                         OPTIMUM(R) ACCOUNT

      Thrivent Investment Mgt. offers the OPTIMUM Account to all LB Money Market Fund Class A shareholders. OPTIMUM Account features include:

      *    VISA CheckCard Privilege. You can use the VISA card to purchase merchandise or obtain cash advances. There is no annual fee, although you will be subject to other VISA account regulations of the issuing bank, as discussed on page 33.

      *    Checkwriting Privileges. You can write as many checks as you want with no minimum and at no charge per check. State
           Street Bank will redeem enough shares from your LB Money Market Fund account to cover the checks you write on the date the check reaches the Bank.

      *    Tax-free Money Market Fund. You have access to Tax-Free Instruments Trust, a money market fund with dividends exempt from federal income tax.

      *    Discount Brokerage. You can use OPTIMUM Account Discount Brokerage Services for direct purchases of general securities.

      *    Automatic Settlement. Purchase and sell transactions for general securities placed through OPTIMUM Account Discount
           Brokerage Services will clear automatically through your LB Money Market Fund account.

      *    Monthly Consolidated Statement. In lieu of an immediate confirmation of LB Money Market Fund financial transactions, you will receive your monthly OPTIMUM Account statement. The monthly statement will report all activity in your accounts held in The Lutheran Brotherhood Family of Funds, Tax-Free Instruments Trust, OPTIMUM Account Discount Brokerage Account,
           and VISA CheckCards.

      *    Newsletter. Money management tips and information about the OPTIMUM Account will be sent to you on a regular basis through the quarterly newsletter offered to OPTIMUM Account holders.

      In the future, Thrivent Investment Mgt. may offer additional features to shareholders in the OPTIMUM Account.

      There is a one-time new account fee of $25 for the OPTIMUM Account package. A monthly administrative fee of $5.00 is charged. These fees will be automatically redeemed from your LB Money Market Fund account each month.

                                                        FINANCIAL HIGHLIGHTS

     The financial highlights tables for each of the Funds are intended to help you understand the Funds' financial performance for the past five years or, if shorter, the period of the Funds' operations. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions).
This information has been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with the Funds'
financial statements, are included in the Annual Report to Shareholders for the fiscal year ended October 31, 2002, which is available upon request.

     LB Growth Fund, LB Value Fund, and LB Limited Maturity Bond Fund commenced operations with multiple classes of shares on
October 29, 1999, which was the last business day of the Funds' fiscal year.  Shares of the Funds other than LB Growth Fund, LB
Value Fund, and LB Limited Maturity Bond Fund had no class designations until October 31, 1997, when designations were assigned based on the sales charges, Rule 12b-1 fees and shareholder servicing fees applicable to shares sold after that date.  The tables below cover periods prior to the adoption of class designations for Funds other than LB Growth Fund, LB Value Fund, and LB Limited
Maturity Bond Fund and therefore do not reflect the Rule 12b-1 fees of 0.75% per year applicable to the Class B shares (except
Class B shares of the LB Money Market Fund) and the shareholder servicing fees of 0.25% per year applicable to the Class A and
Class B shares, which will adversely affect performance results for periods after October 31, 1997. The tables also do not show the effect of a sales charge for any of the Funds.

                                                              LB OPPORTUNITY GROWTH FUND CLASS A SHARES

                                          Year Ended     Year Ended     Year Ended     Year Ended     Year Ended
                                           10/31/02       10/31/01       10/31/00       10/31/99       10/31/98
                                          ----------     ----------     -----------    ----------     ----------
Net Asset Value, Beginning of Period.....   $               $14.30         $11.16         $9.33         $12.97
                                            ------          -------        ------         ------        ------
Investment Operations:
  Net Investment Income..................                   (0.10)          (0.13)        (0.13)         (0.06)
  Net Realized and Unrealized Gain
    (Loss) on Investment.................                   (4.57)           3.27          1.96          (3.14)
                                            ------          -------        ------         ------        ------
Total from Investment Operations.........                   (4.67)           3.14          1.83          (3.20)
                                            ------          -------        ------         ------        ------
Less Distributions from:
  Net Realized Gain on Investments.......                   (0.92)             --            --          (0.44)
                                            ------          -------        ------         ------        ------
Net Asset Value, End of Period...........   $               $ 8.71         $14.30        $11.16          $9.33
                                            =======         ======         ======        ======         ======
Total Investment Return at Net Asset
    Value(%)                                               (34.40%)         28.32%        19.61%        (25.18)%
Net Assets, End of Period (in millions)..  $              $160.5          $253.2        $206.0         $205.7
Ratio of Expenses to Average Net
    Assets (%)                                                1.59%          1.36%         1.50%          1.40%
Ratio of Net Investment Income to
  Average Net Assets (%).................                    (0.93%)        (0.88%)       (1.19%)        (0.51%)
Portfolio Turnover Rate (%)...............                  126%           143%           49%           155%

                                                  LB OPPORTUNITY GROWTH FUND CLASS B SHARES

                                              Year Ended    Year Ended    Year Ended    Year Ended    Year Ended
                                               10/31/02      10/31/01      10/31/00      10/31/99      10/31/98
                                              ----------    -----------   -----------   -------------------------
Net Asset Value, Beginning of Period.....      $             $13.99        $11.00        $ 9.27        $12.97
                                               ------        ------        -------       ------        ------
Investment Operations:
  Net Investment Income..................                     (0.07)        (0.14)        (0.20)        (0.08)
  Net Realized and Unrealized Gain
    (Loss) on Investment.................                     (4.55)         3.13          1.93         (3.18)
                                               ------        ------        -------       ------        ------
Total from Investment Operations.........                     (4.62)         2.99          1.73         (3.26)
                                               ------        ------        -------       ------        ------
Less Distributions from:
  Net Realized Gain on Investments.......                     (0.92)           --            --         (0.44)
                                               ------        ------        -------       ------        ------
Net Asset Value, End of Period...........      $             $ 8.45        $13.99        $11.00        $ 9.27
                                               ======        ======        =======       ======        ======
Total Investment Return at Net Asset
    Value(%)                                                 (34.84%)       27.36%        18.66%       (25.66%)
Net Assets, End of Period (in millions)..      $             $11.6         $14.8          $8.5          $4.2
Ratio of Expenses to Average Net
    Assets (%)                                                 2.34%         2.11%         2.25%         2.15%
Ratio of Net Investment Income to
  Average Net Assets (%).................                     (1.68%)       (1.63%)       (1.94%)       (1.26%)
Portfolio Turnover Rate (%)..............                       126%          143%           49%          155%

                                                    LB MID CAP GROWTH FUND CLASS A SHARES

                                                       Year Ended    Year Ended    Year Ended    Year Ended    Year Ended
                                                        10/31/02      10/31/01      10/31/00      10/31/99      10/31/98
                                                       ----------    -----------   ----------    ----------   -----------

Net Asset Value, Beginning of Period ................  $              $18.29         $12.93        $ 9.19       $10.33
                                                       ------         ------         ------        ------       ------
Investment Operations:
Net Investment Income................................                  (0.11)         (0.15)        (0.13)        0.36
Net Realized and Unrealized Gain
  (Loss) on Investments .............................                  (5.40)          5.98          3.87        (0.89)
                                                       ------         ------         ------        ------       ------
Total from Investment Operations ....................                  (5.51)          5.83          3.74        (0.53)
                                                       ------         ------         ------        ------       ------
Less Distributions from:
     Net Investment Income.........................                       --             --            --        (0.37)
     Net Realized Gains on Investments.............                    (1.35)         (0.47)           --        (0.24)
                                                       ------         ------         ------        ------       ------
Total Distributions................................                    (1.35)         (0.47)           --        (0.61)
                                                       ------         ------         ------        ------       ------
Net Asset Value, End of Period ....................    $              $11.43         $18.29        $12.93       $ 9.19
                                                       ======         ======         ======        ======       ======
Total Investment Return at
 Net Asset Value %   ..............................                   (32.17%)        46.26%        40.70%       (5.28%)
Net Assets, End of Period ($ in millions) .........   $              $107.7         $140.7         $59.2        $31.9
Ratio of Expenses to Average
 Net Assets (1) ...................................                     1.41%          1.56%         1.95%        1.95%
Ratio of Net Investment Income to
 Average Net Assets (1)............................                    (0.73%)        (0.87%)       (1.34%)       1.93%
Portfolio Turnover Rate ...........................                     137%           118%          145%         436%
-----------------
(1)  Effective May 30, 1997, through October 31, 1999, the investment adviser  voluntarily lowered the expense limit to
     1.95% for Class A shares. Effective January 1, 2001, the investment adviser voluntarily agreed to waive 35 basis points (0.35%) from the advisory fees payable by LB Mid Cap Growth Fund.  Had the investment adviser not undertaken such actions, for Class A shares, the ratio of expenses to average net assets would have been ____, 1.69%, 2.07%, and 2.22%, and the ratio of net investment income to average net assets would have been _____,  (1.01%), (1.46%), and 1.66%, respectively, for the years ended October 31, 2002, 2001, 1999 and 1998.

                                                     LB MID CAP GROWTH FUND CLASS B SHARES

                                                       Year Ended    Year Ended    Year Ended    Year Ended    Year Ended
                                                        10/31/02      10/31/01      10/31/00      10/31/99      10/31/98
                                                       ----------    -----------   ----------    ----------   -----------

Net Asset Value, Beginning of Period .............     $              $17.87        $12.74        $ 9.12        $10.33
                                                       ------         ------        ------        ------        ------
Investment Operations:
Net Investment Income..............................                    (0.07)        (0.14)        (0.19)         0.30
Net Realized and Unrealized Gain
  (Loss) on Investments ...........................                    (5.39)         5.74          3.81         (0.90)
                                                       ------         ------        ------        ------        ------
Total from Investment Operations ..................                    (5.46)         5.60          3.62         (0.60)
                                                       ------         ------        ------        ------        ------
Less Distributions from:
     Net Investment Income.........................                       --            --            --         (0.37)
     Net Realized Gains on Investments.............                    (1.35)        (0.47)           --         (0.24)
                                                       ------         ------        ------        ------        ------
Total Distributions................................                    (1.35)        (0.47)           --         (0.61)
                                                       ------         ------        ------        ------        ------
Net Asset Value, End of Period ....................                   $11.06        $17.87        $12.74        $ 9.12
                                                       ======         ======        ======        ======        ======
Total Investment Return at
 Net Asset Value %   ..............................                   (32.68%)       45.11%        39.69%        (6.00%)
Net Assets, End of Period ($ in millions) .........                   $31.8         $36.4         $15.8         $ 6.4
Ratio of Expenses to Average
 Net Assets (1) ...................................                     2.16%         2.31%         2.70%         2.70%
Ratio of Net Investment Income to
 Average Net Assets (1)............................                    (1.48%)       (1.62%)       (2.09%)        1.18%
Portfolio Turnover Rate ...........................                      137%          118%          145%          436%
-----------------
(1)  Effective October 31, 1997, through October 31, 1999, the investment adviser voluntarily lowered the expense limit to 2.70% for Class B shares. Effective January 1, 2001, the investment adviser voluntarily agreed to waive 35 basis points (0.35%) from the advisory fees payable by LB Mid Cap Growth Fund. Had the investment adviser not undertaken such actions, for Class B shares, the ratio of expenses to average net assets would have been ____, 2.44%, 2.82%
     and 2.97% and the ratio of net investment income to average net assets would have been ____, (1.76%), (2.21%)
     and 0.91%, respectively, for the years ended October 31, 2002, 2001, 1999 and 1998.

                                                         LB WORLD GROWTH FUND CLASS A SHARES

                                                  Year Ended    Year Ended    Year Ended    Year Ended    Year Ended
                                                   10/31/02      10/31/01      10/31/00      10/31/99      10/31/98
                                                  ----------    ----------    ----------    ----------    ----------
Net Asset Value, Beginning of Period............    $             $12.38        $12.55        $10.58        $10.09
                                                    ------        ------        ------        ------        ------
Investment Operations:
     Net Investment Income......................                   (0.04)        (0.08)        (0.01)           --
     Net Realized and Unrealized Gain (Loss)
        on Investments..........................                   (3.14)         0.30          2.05          0.67
                                                    ------        ------        ------        ------        ------
Total from Investment Operations................                   (3.18)         0.22          2.04          0.67
                                                    ------        ------        ------        ------        ------
Less Distributions from:
     Net Investment Income......................                      --            --         (0.07)        (0.04)
     Net Realized Gains on Investments..........                   (1.00)        (0.39)           --         (0.14)
                                                    ------        ------        ------        ------        ------
Total Distributions.............................                   (1.00)        (0.39)        (0.07)        (0.18)
                                                    ------        ------        ------        ------        ------
Net Asset Value, End of Period..................                  $ 8.20        $12.38        $12.55        $10.58
                                                    ======        ======        ======        ======        ======
Total Investment Return at Net Asset Value (%)                    (27.80%)        1.78%        19.21%         6.80%
Net Assets, End of Period (in millions).........                  $72.6        $102.4         $87.6         $73.1
Ratio of Expenses to Average Net Assets (1).....                    1.93%         1.84%         1.88%         1.86%
Ratio of Net Investment Income to Average
   Net Assets (1)..............................                    (0.38%)       (0.56%)       (0.08%)        0.06%
Portfolio Turnover Rate.........................                     30%           40%           18%           20%
------------------
(1) The investment adviser has voluntarily agreed to limit its advisory fee to a flat rate of 0.75% of average daily net assets of the LB World Growth Fund.  Effective January 1, 2001, the investment adviser  has also voluntarily agreed to waive an additional 15 basis points (0.15%) from the advisory fees payable by LB World Growth Fund.
    Without such waivers, the ratio of expenses to average net assets would have been ___, 2.13%, __,___and _____, and the ratio of net investment income to average net assets would have been ____,(0.58%), ___,_____ and __ for the year ended October 31, 2002, 2001, 2000, 1999, and 1998.

                                                         LB WORLD GROWTH FUND CLASS B SHARES

                                                  Year Ended    Year Ended    Year Ended    Year Ended    Year Ended
                                                   10/31/02      10/31/01      10/31/00      10/31/99      10/31/98
                                                  ----------    ----------    ----------    ----------    ----------
Net Asset Value, Beginning of Period............... $             $12.13        $12.39        $10.51        $10.09
                                                    ------        ------        ------        ------        ------
Investment Operations:
     Net Investment Income.........................                (0.05)        (0.10)        (0.03)         0.01
     Net Realized and Unrealized Gain (Loss)
        on Investments.............................                (3.12)         0.23          1.97          0.59
                                                    ------        ------        ------        ------        ------
Total from Investment Operations...................                (3.17)         0.13          1.94          0.60
                                                    ------        ------        ------        ------        ------
Less Distributions from:
     Net Investment Income.........................                   --            --         (0.06)        (0.04)
     Net Realized Gains on Investments.............                (1.00)        (0.39)           --         (0.14)
                                                    ------        ------        ------        ------        ------
Total Distributions................................                (1.00)        (0.39)        (0.06)        (0.18)
                                                    ------        ------        ------        ------        ------
Net Asset Value, End of Period.....................               $ 7.96        $12.13        $12.39        $10.51
                                                    ======        ======        ======        ======        ======
Total Investment Return at Net Asset Value (%)                    (28.27%)        0.97%        18.28%         6.10%
Net Assets, End of Period (in millions)............               $10.8         $12.6          $8.1          $3.5
Ratio of Expenses to Average Net Assets (1)........                 2.68%         2.59%         2.63%         2.61%
Ratio of Net Investment Income to Average Net
   Assets (1)                                                      (1.13%)       (1.31%)       (0.83%)       (0.69%)
Portfolio Turnover Rate............................                 30%           40%           18%           20%
------------------
(1)  The investment adviser has voluntarily agreed to limit its advisory fee to a flat rate of 0.75% of average daily net assets of the LB World Growth Fund.  Effective January 1, 2001, the investment adviser  has also voluntarily agreed to waive an additional 15 basis points (0.15%) from the advisory fees payable by LB World Growth Fund.
     Without such waivers, the ratio of expenses to average net assets would have been ___, 2.88%, ___, __, and ___, and the ratio of net investment income to average net assets would have been ____, (1.33%), ____, ___, and ___
     for the year ended October 31, 2002, 2001, 2000, 1999, and 1998.

                                            LB GROWTH FUND CLASS A SHARES

                                                                      For the period from
                                                                        October 29, 1999
                                        Year Ended      Year Ended     (effective date) to
                                         10/31/02        10/31/01        October 31, 2000
                                        ----------      ----------      ------------------
Net Asset Value,
   Beginning of Period.....               $              $18.61           $16.50
                                          ------         ------           ------
Investment Operations:
Net Investment Income......                               (0.07)           (0.06)
Net Realized and Unrealized
   Gain (Loss) on Investments(1)                          (7.19)            2.17
                                          ------         ------           ------
Total from Investment
   Operations                                             (7.26)            2.11
                                          ------         ------           ------
Net Asset Value End of
   Period..................               $              $11.35           $18.61
                                          ======         ======           ======
Total Investment Return a
   Net Asset Value(%)...                                 (39.01%)          12.79%
Net Assets, End of Period
   (in millions)...........                              $24.8            $27.7
Ratio of Expenses to
   Average Net Assets (%)(2)                               1.47%            1.30%
Ratio of Net Investment
   Income to Average Net
   Assets (%)(2)...........                               (0.54%)          (0.55%)
Portfolio Turnover Rate (%)....                           14%              17%
-----------------------
(1)  The amount shown is a balancing figure and may not accord with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of fund shares.
(2)  Effective October 29, 1999 through December 31, 2000, the investment adviser voluntarily lowered the expense limit to 1.30% for Class A shares. Effective
     January 1,2001 the investment adviser voluntarily agreed to waive 65 basis points
     (0.65%) from the advisory fees and other expenses payable by LB Growth Fund.  Had such actions not been taken, for Class A shares, the ratio of expenses to average net assets would have been ____, 2.11% and 1.93% and the ratio of net investment income to average net assets would have been ___, (1.18%) and (1.18%), respectively, for the year ended October 31, 2002 and 2001, and for the period from October 29,
     1999 to October 31, 2000.

                                       LB GROWTH FUND CLASS B SHARES

                                                                      For the period from
                                                                        October 29, 1999
                                        Year Ended      Year Ended     (effective date) to
                                         10/31/02        10/31/01        October 31, 2000
                                        ----------      ----------      ------------------
Net Asset Value,
   Beginning of Period.....               $               $18.47           $16.50
                                          ------          ------           ------
Investment Operations:
Net Investment Income......                                (0.08)           (0.15)
Net Realized and Unrealized
   Gain (Loss) on Investments(1)                           (7.21)            2.12
                                          ------          ------           ------
Total from Investment
   Operations                                              (7.29)            1.97
                                          ------          ------           ------
Net Asset Value End of
   Period..................               $               $11.18           $18.47
                                          ======          ======           ======
Total Investment Return a
   Net Asset Value(%)...                                  (39.47%)          11.94%
Net Assets, End of Period
   (in millions)...........                                $7.3             $6.8
Ratio of Expenses to
   Average Net Assets (%)(2)                                2.22%            2.05%
Ratio of Net Investment
   Income to Average Net
   Assets (%)(2)...........                                (1.29%)          (1.30%)
Portfolio Turnover Rate (%)....                            14%              17%
-----------------------
(1)  The amount shown is a balancing figure and may not accord with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of fund shares.
(2)  Effective October 29, 1999 through December 31, 2000, the investment adviser voluntarily lowered the expense limit to 2.05% for Class B shares.  Effective
     January 1,2001 the investment adviser voluntarily agreed to waive 65 basis points (0.65%) from the advisory fees and other expenses payable by LB Growth
     Fund.  Had such actions not been taken, for Class B shares, the ratio of expenses to average net assets would have been ____, 2.86% and 2.68% and the ratio of net investment income to average net assets would have been ____, (1.93%) and (1.93%), respectively, for the year ended October 31, 2002 and 2001, and for the period from October 29, 1999 to October 31, 2000.

                                         LB FUND CLASS A SHARES

                                    Year         Year         Year         Year         Year
                                    Ended        Ended        Ended        Ended        Ended
                                   10/31/02     10/31/01     10/31/00     10/31/99     10/31/98
                                   --------     ---------    --------     --------     --------
Net Asset Value,
   Beginning of Period.....        $            $28.30       $31.22       $27.94       $26.98
                                   ------       ------       ------       ------       ------
Investment Operations:
Net Investment Income......                       0.04         0.04         0.07         0.13
Net Realized and Unrealized
   Gain (Loss) on Investments.                   (8.01)        1.52         6.42         3.57
                                   ------       ------       ------       ------       ------
Total from Investment
   Operations                                    (7.97)        1.56         6.49         3.70
                                   ------       ------       ------       ------       ------
Less Distributions from:
   Net Investment Income...                      (0.01)       (0.04)       (0.08)       (0.12)
   Net Realized Gain on
   Investments.............                      (1.01)       (4.44)       (3.13)       (2.62)
                                   ------       ------       ------       ------       ------
Total Distributions........                      (1.02)       (4.48)       (3.21)       (2.74)
                                   ------       ------       ------       ------       ------
Net Asset Value End of
   Period..................        $            $19.31       $28.30       $31.22       $27.94
                                   ======       ======       ======       ======       ======
Total Investment Return a
   Net Asset Value(%)...                        (29.07%)       5.07%       25.60%       15.07%
Net Assets, End of Period
   (in millions)...........                    $976.1     $1,447.7     $1,424.4     $1,120.5
Ratio of Expenses to
   Average Net Assets (%)(1)                      0.96%        0.83%        0.85%        0.86%
Ratio of Net Investment
   Income to Average Net
   Assets (%)(1)...........                       0.16%        0.16%        0.24%        0.47%
Portfolio Turnover Rate (%)....                    21%          47%          57%          57%
-----------------------
(1)  Effective January 1, 1997 through December 31, 2000, the investment adviser voluntarily agreed to waive five basis points (0.05%) from the advisory fees payable by LB Fund. Had the investment adviser not undertaken such action, for Class A shares, the ratio of expenses to average net assets would have been 0.97%, 0.88%, 0.90%, and 0.91%,  and the ratio of net investment income to average net assets would have been 0.15%, 0.11%, 0.19%, and 0.42%,  respectively, for the years ended October 31, 2001, 2000, 1999, and 1998.

                                             LB FUND CLASS B SHARES

                                    Year         Year         Year         Year         Year
                                    Ended        Ended        Ended        Ended        Ended
                                   10/31/02     10/31/01     10/31/00     10/31/99     10/31/98
                                   --------     ---------    --------     --------     --------
Net Asset Value,
   Beginning of Period.....        $            $27.83       $30.93       $27.83       $26.98
                                   ------       ------       ------       ------       ------
Investment Operations:
Net Investment Income......                      (0.08)       (0.10)       (0.10)       (0.01)
Net Realized and Unrealized
   Gain (Loss) on Investments.                   (7.91)        1.44         6.33         3.51
                                   ------       ------       ------       ------       ------
Total from Investment
   Operations                                    (7.99)        1.34         6.23         3.50
                                   ------       ------       ------       ------       ------
Less Distributions from:
   Net Investment Income...                         --           --           --        (0.03)
   Net Realized Gain on
   Investments.............                      (1.01)       (4.44)       (3.13)       (2.62)
                                   ------       ------       ------       ------       ------
Total Distributions........                      (1.01)       (4.44)       (3.13)       (2.65)
                                   ------       ------       ------       ------       ------
Net Asset Value End of
   Period..................        $            $18.83       $27.83       $30.93       $27.83
                                   ======       ======       ======       ======       ======
Total Investment Return a
   Net Asset Value(%)...                        (29.63%)       4.32%       24.66%       14.26%

Net Assets, End of Period
   (in millions)...........                     $71.5        $86.8        $63.3        $25.0
Ratio of Expenses to
   Average Net Assets (%)(1)                      1.71%        1.58%        1.60%        1.61%
Ratio of Net Investment
   Income to Average Net
   Assets (%)(1)...........                      (0.59%)      (0.59%)      (0.51%)      (0.28%)
Portfolio Turnover Rate (%)....                  21%          47%          57%          57%
-----------------------
(1)  Effective January 1, 1997 through December 31, 2000, the investment adviser voluntarily agreed to waive five basis points (0.05%) from the advisory fees payable by LB Fund. Had the investment adviser not undertaken such action, for Class B shares, the ratio of expenses to average net assets would have been 1.72%, 1.63%, 1.65% and 1.66% and the ratio of net investment income to average net assets would have been (0.60%), (0.64%),
     (0.56%) and (0.33%), respectively, for the years ended October 31, 2001, 2000, 1999 and
     1998.

                                      LB VALUE FUND CLASS A SHARES

                                                                       For the period from
                                                                        October 29, 1999
                                        Year Ended      Year Ended     (effective date) to
                                         10/31/02        10/31/01        October 31, 2000
                                        ----------      ----------      ------------------
Net Asset Value,
   Beginning of Period.....               $               $15.77           $14.50
                                           ------         ------           ------
Investment Operations:
Net Investment Income......                                 0.06             0.02
Net Realized and Unrealized
   Gain (Loss) on Investments.                             (2.87)            1.25
                                           ------         ------           ------
Total from Investment
   Operations                                              (2.81)            1.27
                                           ------         ------           ------
Less Distributions from:
   Net Investment Income...                                (0.04)              --
                                           ------         ------           ------

Net Asset Value End of
   Period..................               $               $12.92           $15.77
                                           ======         ======           ======
Total Investment Return a
   Net Asset Value(%)...                                  (17.86%)           8.76%
Net Assets, End of Period
   (in millions)...........                               $20.6            $15.1
Ratio of Expenses to
   Average Net Assets (%)(1)                                1.23%            1.30%
Ratio of Net Investment
   Income to Average Net
   Assets (%)(1)...........                                 0.44%            0.24%
Portfolio Turnover Rate (%)....                            35%              26%
-----------------------
(1)  Effective October 29, 1999 through October 31, 2000, the investment adviser voluntarily lowered the expense limit to 1.30% for Class A shares.  Effective January 1, 2001 the investment adviser voluntarily agreed to waive 65 basis points (0.65%) from the advisory fees and other expenses payable by LB Value Fund.  Had  such actions not been taken, for
     Class A shares, the ratio of expenses to average net assets would have been ___, 1.85%
     and 2.14% and the ratio of net investment income to average net assets would have been
     ___, (0.18%) and (0.60%), respectively, for the year ended October 31, 2002 and 2001 and the period from October 29, 1999 to October 31, 2000.

                                   LB VALUE FUND CLASS B SHARES

                                                                       For the period from
                                                                        October 29, 1999
                                        Year Ended      Year Ended     (effective date) to
                                         10/31/02        10/31/01        October 31, 2000
                                        ----------      ----------      ------------------
Net Asset Value,
   Beginning of Period.....               $               $15.65           $14.50
                                          ------          ------           ------
Investment Operations:
Net Investment Income.(Loss)                               (0.01)           (0.05)
Net Realized and Unrealized
   Gain (Loss) on Investments.                             (2.88)            1.20
                                          ------          ------           ------
Total from Investment
   Operations                                              (2.89)            1.15
                                          ------          ------           ------
Net Asset Value End of
   Period..................                               $12.76           $15.65
                                          ======          ======           ======
Total Investment Return a
   Net Asset Value(%)...                                  (18.47%)           7.93%
Net Assets, End of Period
   (in millions)...........                                $5.3             $3.7
Ratio of Expenses to
   Average Net Assets (%)(1)                                1.98%            2.05%
Ratio of Net Investment
   Income to Average Net
   Assets (%)(1)...........                                (0.31%)          (0.51%)
Portfolio Turnover Rate (%)....                             35%              26%
-----------------------
(1)  Effective October 29, 1999 through October 31, 2000, the investment adviser voluntarily lowered the expense limit to 2.05% for Class B shares.  Effective January 1, 2001 the investment adviser voluntarily agreed to waive 65 basis points (0.65%) from the advisory fees and other expenses payable by LB Value Fund.  Had  such actions not been taken, for
     Class B shares, the ratio of expenses to average net assets would have been ____, 2.60%
     and 2.89% and the ratio of net investment income to average net assets would have been
     ____, (0.93%) and (1.35%), respectively, for the year ended October 31, 2002 and 2001 and the period from October 29, 1999 to October 31, 2000.

                                    LB HIGH YIELD FUND CLASS A SHARES

                            Year        Year        Year        Year         Year
                            Ended       Ended       Ended       Ended        Ended
                           10/31/02    10/31/01    10/31/00    10/31/99    10/31/98
                           --------    --------    --------    --------    --------
Net Asset Value,
 Beginning of Period...     $           $ 6.72      $ 7.87      $ 8.09      $ 9.58
                            ------      ------      ------      ------      ------
Investment Operations:
Net Investment Income..                   0.69        0.84        0.82        0.86
Net Realized and
 Unrealized Gain (Loss)
 on Investments........                  (1.42)      (1.19)      (0.20)      (1.32)
                            ------      ------      ------      ------      ------
Total from Investment
 Operations............                  (0.73)      (0.35)       0.62       (0.46)
                            ------      ------      ------      ------      ------
Less Distributions from:
 Net Investment Income.                  (0.77)      (0.80)      (0.84)      (0.85)
 Net Realized Gain
 on Investments........                     --          --          --       (0.18)
                            ------      ------      ------      ------      ------
Total Distributions....                  (0.77)      (0.80)      (0.84)      (1.03)
                            ------      ------      ------      ------      ------
Net Asset Value End
 of Period.............     $           $ 5.22      $ 6.72      $ 7.87      $ 8.09
                            ======      ======      ======      ======      ======
Total Investment
 Return at Net
 Asset Value(%)                         (11.49%)     (5.21%)      7.69%      (5.55%)
Net Assets, End of
 Period (in millions)..                $607.9      $727.3      $823.2      $784.8
Ratio of Expenses to
 Average Net Assets (%)(1)                0.99%       0.87%       0.86%       0.84%
Ratio of Net Investment
 Income to Average
 Net Assets (%)(1).....                  11.62%      10.88%       9.96%       9.32%
Portfolio Turnover Rate                  65%         60%         55%         73%
-------------------
(1)  Effective January 1, 1997 through December 31, 2000, the investment adviser voluntarily agreed to waive five basis points (0.05%) from the advisory fees payable by LB High Yield
     Fund. Had the investment adviser not undertaken such action, for Class A Shares, the ratio of expenses to average net assets would have been 1.00%, 0.92%, 0.91%, and 0.89%, and the ratio of net investment income to average net assets would have been 11.61%,
     10.83%, 9.91%, and 9.27%, respectively, for the years ended October 31, 2001, 2000, 1999, and 1998.

                              LB HIGH YIELD FUND CLASS B SHARES

                            Year        Year        Year        Year         Year
                            Ended       Ended       Ended       Ended        Ended
                           10/31/02    10/31/01    10/31/00    10/31/99    10/31/98
                           --------    --------    --------    --------    --------
Net Asset Value,
 Beginning of Period...     $           $6.72       $7.86       $8.08       $9.58
                            -----       -----       -----       -----       -----
Investment Operations:
Net Investment Income .                  0.65        0.78        0.77        0.79
Net Realized and
 Unrealized Gain (Loss)
 on Investments........                 (1.43)      (1.18)      (0.21)      (1.31)
                            -----       -----       -----       -----       -----
Total from Investment
 Operations............                 (0.78)      (0.40)       0.56       (0.52)
                            -----       -----       -----       -----       -----
Less Distributions from:
 Net Investment Income.                 (0.72)      (0.74)      (0.78)      (0.80)
 Net Realized Gain
 on Investments........                    --          --          --       (0.18)
                            -----       -----       -----       -----       -----
Total Distributions....                 (0.72)      (0.74)      (0.78)      (0.98)
                            -----       -----       -----       -----       -----
Net Asset Value End
 of Period.............     $           $5.22       $6.72       $7.86       $8.08
                            ======      =====       =====       =====       =====
Total Investment
 Return at Net
 Asset Value(%)                        (12.14%)     (5.79%)      6.92%      (6.24%)
Net Assets, End of
 Period (in millions)..                $37.8       $39.0       $34.4       $19.3
Ratio of Expenses to
 Average Net Assets (%)(1)                1.74%      1.62%       1.61%       1.59%
Ratio of Net Investment
 Income to Average
 Net Assets (%)(1).....                  10.87%     10.13%       9.21%       8.57%
Portfolio Turnover Rate                  65%        60%         55%         73%
-------------------
(1)  Effective January 1, 1997 through December 31, 2000, the investment adviser voluntarily agreed to waive five basis points (0.05%) from the advisory fees payable by LB High Yield Fund. Had the investment adviser not undertaken such action, for Class B shares, the ratio of expenses to average net assets would have been 1.75%, 1.67%, 1.66% and 1.64% and the ratio of net investment income to average net assets would have been 10.86%, 10.08%, 9.16% and 8.52%, respectively, for the years ended October 31, 2001, 2000, 1999 and 1998.

                                     LB INCOME FUND CLASS A SHARES

                            Year        Year        Year        Year         Year
                            Ended       Ended       Ended       Ended        Ended
                           10/31/02    10/31/01    10/31/00    10/31/99    10/31/98
                           --------    --------    --------    --------    --------
Net Asset Value,
 Beginning of Period....... $           $8.19       $ 8.22      $ 8.78      $ 8.61
                            ------      ------      ------      ------      ------
Investment Operations:
Net Investment Income......              0.48         0.53        0.51        0.54
Net Realized and
 Unrealized Gain (Loss)
 on Investments............              0.56        (0.05)      (0.58)       0.17
                            ------      ------      ------      ------      ------
Total from Investment
 Operations................              1.04         0.48       (0.07)       0.71
                            ------      ------      ------      ------      ------
Less Distributions from:
 Net Investment Income.....             (0.52)       (0.51)      (0.49)      (0.54)
                            ------      ------      ------      ------      ------

Net Asset Value End of
 Period.................... $          $ 8.71      $ 8.19      $ 8.22      $ 8.78
                            ======     ======      ======      ======      ======
Total Investment Return
 at Net Asset
 Value(%)            ....               13.25%       6.02%      (0.69%)      8.42%
Net Assets, End of
 Period (in millions)....             $657.3      $611.0      $679.5      $739.1
Ratio of Expenses to
 Average Net Assets (%)(1)               0.83%       0.83%       0.82%       0.80%
Ratio of Net Investment
 Income to Average
 Net Assets (%)(1)........               5.66%       6.41%       5.93%       6.16%
Portfolio Turnover Rate (%)             175%        111%         72%         98%
------------------------
(1)  Effective January 1, 1997, the investment adviser voluntarily agreed to waive five basis points (0.05%) from the advisory fees payable by LB Income Fund. Had the investment adviser not undertaken such action, for Class A Shares, the ratio of expenses to average net assets would have been ___, 0.88%, 0.88%, 0.87%, and 0.85%, and the ratio of net investment income to average net assets would have been ____,
     5.61%, 6.36%, 5.88%, and 6.11%, respectively, for the years ended October 31, 2002,
     2001, 2000, 1999, and 1998.

                                 LB INCOME FUND CLASS B SHARES

                                Year         Year         Year         Year         Year
                                Ended        Ended        Ended        Ended        Ended
                               10/31/02     10/31/01     10/31/00     10/31/99    10/31/98
                               --------     --------     --------     --------    --------
Net Asset Value,
 Beginning of Period.......     $            $ 8.17       $ 8.20       $ 8.76       $ 8.61
                                ------       ------       ------       ------       ------
Investment Operations:
Net Investment Income......                    0.42         0.46         0.45         0.48
Net Realized and
 Unrealized Gain (Loss)
 on Investments............                    0.57        (0.05)       (0.58)        0.16
                                ------       ------       ------       ------       ------
Total from Investment
 Operations................                    0.99         0.41        (0.13)        0.64
                                ------       ------       ------       ------       ------
Less Distributions from:
 Net Investment Income.....                   (0.46)       (0.44)       (0.43)       (0.49)
                                ------       ------       ------       ------       ------

Net Asset Value End of
 Period....................     $            $ 8.70       $ 8.17       $ 8.20       $ 8.76
                                ======       ======       ======       ======       ======
Total Investment Return
 at Net Asset
 Value(%)            ....                     12.45%        5.24%       (1.52%)       7.65%
Net Assets, End of
 Period (in millions).....                   $25.3        $16.7        $14.7         $6.9
Ratio of Expenses to
 Average Net Assets (%)(1).                    1.58%        1.58%        1.57%        1.55%
Ratio of Net Investment
 Income to Average
 Net Assets (%)(1)........                     4.91%        5.66%        5.18%        5.41%
Portfolio Turnover Rate (%)                   175%         111%          72%          98%
------------------------
(1)  Effective January 1, 1997, the investment adviser voluntarily agreed to waive five basis points
     (0.05%) from the advisory fees payable by LB Income Fund. Had the investment adviser not undertaken such action, for Class B shares, the ratio of expenses to average net assets would have been ____, 1.63%, 1.63%, 1.62% and 1.60% and the ratio of net investment income to average net assets would have been ____, 4.86%, 5.61%, 5.13% and 5.36%, respectively, for the years ended October 31, 2002, 2001, 2000, 1999 and 1998.

                                            LB MUNICIPAL BOND FUND CLASS A SHARES

                                     Year         Year         Year         Year          Year
                                     Ended        Ended        Ended        Ended         Ended
                                    10/31/02     10/31/01     10/31/00     10/31/99     10/31/98
                                    --------     --------     --------     --------     --------
Net Asset Value,
   Beginning of Period.........      $            $ 8.66       $ 8.44       $ 9.11       $ 8.85
                                     ------       ------       ------       ------       ------
Investment Operations:
Net Investment Income..........                     0.43         0.44         0.43         0.41
Net Realized and Unrealized Gain
   (Loss) on Investments.......                     0.48         0.22        (0.66)        0.29
                                     ------       ------       ------       ------       ------
Total from Investment Operations.                   0.91         0.66        (0.23)        0.70
                                     ------       ------       ------       ------       ------
Less Distributions from:
   Net Investment Income.......                    (0.44)       (0.44)       (0.44)       (0.44)

                                     ------       ------       ------       ------       ------
Net Asset Value End of Period..      $            $ 9.13       $ 8.66       $ 8.44       $ 9.11
                                     ======       ======       ======       ======       ======
Total Investment Return at
   Net Asset Value(%)                              10.78%        8.09%       (2.62%)       8.12%
Net Assets, End of
   Period (in millions)........                  $609.5       $559.4       $570.6       $605.0
Ratio of Expenses to Average
   Net Assets (%)(1)...........                     0.72%        0.69%        0.70%        0.69%
Ratio of Net Investment Income
   to Average Net Assets (%)(1).                    4.90%        5.18%        4.88%        4.88%
Portfolio Turnover Rate (%)....                     5%          12%          20%          14%
------------------------
(1)  Effective January 1, 1997 through December 31, 2000, the investment adviser voluntarily agreed to waive five basis points (0.05%) from the advisory fees payable by LB Municipal Bond Fund. Had the investment adviser not undertaken such action, for Class A shares, the ratio of expenses to average net assets would have been 0.73%, 0.74%, 0.75%, and 0.74%,  and the ratio of net investment income to average net assets would have been 4.89%, 5.13%, 4.83%, and 4.83%,  respectively, for the years ended October 31,
     2001, 2000, 1999, and 1998.

                                       LB MUNICIPAL BOND FUND CLASS B SHARES

                                     Year         Year         Year         Year          Year
                                     Ended        Ended        Ended        Ended         Ended
                                    10/31/02     10/31/01     10/31/00     10/31/99     10/31/98
                                    --------     --------     --------     --------     --------
Net Asset Value,
   Beginning of Period.........      $            $ 8.64       $ 8.41       $ 9.09       $ 8.85
                                     ------       ------       ------       ------       ------
Investment Operations:
Net Investment Income..........                     0.38         0.38         0.37         0.39
Net Realized and Unrealized Gain
   (Loss) on Investments.......                     0.47         0.23        (0.67)        0.24
                                     ------       ------       ------       ------       ------
Total from Investment Operations.                   0.85         0.61        (0.30)        0.63
                                     ------       ------       ------       ------       ------
Less Distributions from:
   Net Investment Income.......                    (0.38)       (0.38)       (0.38)       (0.39)

                                     ------       ------       ------       ------       ------
Net Asset Value End of Period..      $            $ 9.11       $ 8.64       $ 8.41       $ 9.09
                                     ======       ======       ======       ======       ======
Total Investment Return at
   Net Asset Value(%)                               9.99%        7.44%       (3.44%)       7.23%
Net Assets, End of
   Period (in millions)........                   $15.3        $ 9.7        $ 8.4        $ 4.0
Ratio of Expenses to Average
   Net Assets (%)(1)...........                     1.47%        1.44%        1.45%        1.44%
Ratio of Net Investment Income
   to Average Net Assets (%)(1).                    4.15%        4.43%        4.13%        4.13%
Portfolio Turnover Rate (%)....                     5%          12%          20%          14%
------------------------
(1)  Effective January 1, 1997 through December 31, 2000, the investment adviser voluntarily agreed to waive five basis points (0.05%) from the advisory fees payable by LB Municipal Bond Fund.
     Had the investment adviser not undertaken such action, for Class B shares, the ratio of expenses to average net assets would have been 1.48%, 1.49%, 1.50% and 1.49% and the ratio of net investment income to average net assets would have been 4.14%, 4.38%, 4.08% and 4.08%, respectively, for the years ended October 31, 2001, 2000, 1999 and 1998.

                              LB LIMITED MATURITY BOND FUND CLASS A SHARES

                                                                      For the period from
                                                                        October 29, 1999
                                        Year Ended      Year Ended     (effective date) to
                                         10/31/02        10/31/01        October 31, 2000
                                        ----------      ----------      ------------------
Net Asset Value,
   Beginning of Period.....               $               $12.41           $12.50
                                          ------          ------           ------
Investment Operations:
Net Investment Income......                                 0.65             0.72
Net Realized and Unrealized
   Gain (Loss) on Investments.                              0.78            (0.09)
                                          ------          ------           ------
Total from Investment
   Operations                                               1.43             0.63
                                          ------          ------           ------
Less Distributions from:
   Net Investment Income...                                (0.65)           (0.72)
   Net Realized Gain on
   Investments.............                                (0.05)              --
                                          ------          ------           ------
Total Distributions........                                (0.70)           (0.72)
                                          ------          ------           ------
Net Asset Value End of
   Period..................                               $13.14           $12.41
                                          ======          ======           ======
Total Investment Return a
   Net Asset Value(%)...                                   11.89%            5.20%
Net Assets, End of Period
   (in millions)...........                               $39.1            $16.6
Ratio of Expenses to
   Average Net Assets (%)(1)                                0.81%            0.95%
Ratio of Net Investment
   Income to Average Net
   Assets (%)(1)...........                                 5.02%            5.84%
Portfolio Turnover Rate (%)....                           290%             229%
-----------------------
(1)  Effective October 29, 1999 through December 31, 2000, the investment adviser voluntarily lowered the expense limit to 0.95% for Class A shares.  Effective January 1, 2001 the investment adviser voluntarily agreed to waive 30 basis points (0.30%) from the advisory fees payable by LB Limited
     Maturity Bond Fund.  Had the investment adviser not undertaken such actions, for Class A shares, the ratio of expenses to average net assets would have been ____, 1.08% and 1.10% and the ratio of net investment income to average net assets would have been ____, 4.75% and 5.69%, respectively, for the year ended October 31, 2002 and 2001 and for the period from October 29, 1999 to October 31,
     2000.

                              LB LIMITED MATURITY BOND FUND CLASS B SHARES

                                                                      For the period from
                                                                        October 29, 1999
                                        Year Ended      Year Ended     (effective date) to
                                         10/31/02        10/31/01        October 31, 2000
                                        ----------      ----------      ------------------
Net Asset Value,
   Beginning of Period.....               $               $12.41           $12.50
                                          ------          ------           ------
Investment Operations:
Net Investment Income......                                 0.65             0.72
Net Realized and Unrealized
   Gain (Loss) on Investments.                              0.78            (0.09)
                                          ------          ------           ------
Total from Investment
   Operations                                               1.43             0.63
                                          ------          ------           ------
Less Distributions from:
   Net Investment Income...                                (0.65)           (0.72)
   Net Realized Gain on
   Investments.............                                (0.05)              --
                                          ------          ------           ------
Total Distributions........                                (0.70)           (0.72)
                                          ------          ------           ------
Net Asset Value End of
   Period..................               $               $13.14           $12.41
                                          ======          ======           ======
Total Investment Return a
   Net Asset Value(%)...                                   11.89%            5.20%
Net Assets, End of Period
   (in millions)...........                                $5.4             $5.0
Ratio of Expenses to
   Average Net Assets (%)(1)                                0.81%            0.95%
Ratio of Net Investment
   Income to Average Net
   Assets (%)(1)...........                                 5.02%            5.84%
Portfolio Turnover Rate (%)....                           290%             229%
-----------------------
(1)  Effective October 29, 1999 through December 31, 2000, the investment adviser voluntarily lowered the expense limit to 0.95% for Class B shares.  Effective January 1, 2001 the investment adviser voluntarily agreed to waive 30 basis points (0.30%) from the advisory fees payable by LB Limited Maturity Bond Fund.  Had the investment adviser not undertaken such actions, for Class B shares, the ratio of expenses to average net assets would have been ___,
     1.08% and 1.10% and the ratio of net investment income to average net assets would have been
     ____, 4.75% and 5.69%, respectively, for the year ended October 31, 2002 and 2001, and for the period from  October 29, 1999 to October 31, 2000.

                                       LB MONEY MARKET FUND CLASS A SHARES

                                     Year         Year         Year         Year          Year
                                     Ended        Ended        Ended        Ended         Ended
                                    10/31/02     10/31/01     10/31/00     10/31/99     10/31/98
                                    --------     --------     --------     --------     --------
Net asset Value,
   Beginning of Period...            $            $ 1.00       $ 1.00       $ 1.00       $ 1.00
                                     ------       ------       ------       ------       ------
Investment Operations:
Net Investment Income....                           0.05         0.05         0.04         0.04
Less Distributions from:
Net Investment Income....                          (0.05)       (0.05)       (0.04)       (0.04)
                                     ------       ------       ------       ------       ------
Net Asset Value,
   End of Period.                    $            $ 1.00       $ 1.00       $ 1.00       $ 1.00
                                     ======       ======       ======       ======       ======
Total Investment Return
   at Net Asset Value (%)                           4.13%        5.44%        4.27%        4.82%
Net Assets, End of
   Period (in millions)..                        $713.4       $634.7       $580.1       $493.2
Ratio of Expenses to
   Average Net Assets (%)(1).                       0.95%        0.95%        0.95%        0.95%
Ratio of Net Investment
   Income to Average Net
   Assets (%)(1).                                   4.02%        5.31%        4.19%        4.72%
----------------------
(1) The investment adviser has voluntarily agreed to limit the Fund's expense ratio to 0.95% of average daily net assets. Had the investment adviser not undertaken such action to limit expenses, for Class
    A shares, the ratio of expenses to average net assets would have been ____, 0.99%, 0.99%, 1.00%, and
    1.04% and the ratio of net investment income to average net assets would have been ____, 3.98%, 5.27%,
    4.14%, and 4.63% , respectively, for the years ended October 31, 2001, 2000, 1999, and 1998.

                                   LB MONEY MARKET FUND CLASS B SHARES

                                     Year         Year         Year         Year          Year
                                     Ended        Ended        Ended        Ended         Ended
                                    10/31/02     10/31/01     10/31/00     10/31/99     10/31/98
                                    --------     --------     --------     --------     --------
Net asset Value,
   Beginning of Period...            $            $1.00        $1.00        $1.00        $1.00
                                     ------       ------       -----        -----        -----
Investment Operations:
Net Investment Income....                          0.05         0.05         0.04         0.04
Less Distributions from:
Net Investment Income....                         (0.05)       (0.05)       (0.04)       (0.04)
                                     ------       ------       -----        -----        -----
Net Asset Value,
   End of Period.                                 $1.00        $1.00        $1.00        $1.00
                                     ======       ======       =====        =====        =====
Total Investment Return
   at Net Asset Value (%)                          4.13%        5.44%        4.27%        4.82%
Net Assets, End of
   Period (in millions)..                         $1.0         $0.3         $0.3         $0.1
Ratio of Expenses to
   Average Net Assets (%)(1).                      0.95%        0.95%        0.95%        0.95%
Ratio of Net Investment
   Income to Average Net
   Assets (%)(1).                                  4.02%        5.31%        4.19%        4.72%
----------------------
(1)  The investment adviser has voluntarily agreed to limit the Fund's expenses to 0.95% for Class B shares. Had the investment adviser not undertaken such action to limit expenses, for Class B shares, the ratio of expenses to average net assets would have been ____, 0.99%, 0.99%, 1.00% and 1.04% and the ratio of net investment income would have been _____, 3.98%, 5.27%, 4.14% and
     4.63%, respectively, for the years ended October 31, 2002, 2001, 2000, 1999 and
     1998.

----------------------------------------------------------------------------

[Back cover page]

THE LUTHERAN BROTHERHOOD FAMILY OF FUNDS

By Telephone:
           1-800-847-4836
           press 1 to speak with a customer service representative
           or
           press 2 to use the Automated Service Line

By Internet:
           www.thrivent.com

By Mail (New Applications):
           The Lutheran Brotherhood Family of Funds
           P.O. Box 310
           Minneapolis, Minnesota 55440-0310

By Mail (Additional Investments):
           The Lutheran Brotherhood Family of Funds
           P.O. Box 59025
           Minneapolis, Minnesota 55459-0025

By Mail (Redemptions, Exchanges or Other Requests):
           The Lutheran Brotherhood Family of Funds
           P.O. Box 9491
           Minneapolis, Minnesota 55440-9491

By Express Mail:
           The Lutheran Brotherhood Family of Funds
           625 Fourth Avenue South
           Minneapolis, Minnesota 55415

     The Statement of Additional Information, which is incorporated by reference into this Prospectus, contains additional information about the Funds.  Additional information about the Funds' investments is available in the Funds' annual and semi-annual reports to shareholders.  In the Funds' annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the performance of each of the Funds during their last fiscal year. You may request a free copy of the Statement of Additional Information, the annual report, or the semi-annual report, or you may make additional requests or inquiries by calling 1-800-847-4836.  You also may review and copy information about the Funds (including the Statement of Additional Information) at the Public Reference Room of the Securities and Exchange Commission in Washington,
DC.  You may get more information about the Public Reference Room by calling 1-202-942-8090. You also may get information about the Funds on the EDGAR data base at the SEC Web site (www.sec.gov), and copies of the information may be obtained upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, Washington, DC 20549-6009, or by sending an email to:
publicinfo@sec.gov.

1940 Act File No. 811-1467

                   THE LUTHERAN BROTHERHOOD FAMILY OF FUNDS

PROSPECTUS                                               March 1, 2003

                LUTHERAN BROTHERHOOD OPPORTUNITY GROWTH FUND
                  LUTHERAN BROTHERHOOD MID CAP GROWTH FUND
                   LUTHERAN BROTHERHOOD WORLD GROWTH FUND
                       LUTHERAN BROTHERHOOD GROWTH FUND
                          LUTHERAN BROTHERHOOD FUND
                        LUTHERAN BROTHERHOOD VALUE FUND
                    LUTHERAN BROTHERHOOD HIGH YIELD FUND
                      LUTHERAN BROTHERHOOD INCOME FUND
                  LUTHERAN BROTHERHOOD MUNICIPAL BOND FUND
                LUTHERAN BROTHERHOOD LIMITED MATURITY BOND FUND
                   LUTHERAN BROTHERHOOD MONEY MARKET FUND

                                  NO LOAD
                         INSTITUTIONAL CLASS SHARES

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is truthful or complete.  Any representation to the contrary is a criminal offense.

                                                               PAGE

The Funds
    Lutheran Brotherhood Opportunity Growth Fund
    Lutheran Brotherhood Mid Cap Growth Fund
    Lutheran Brotherhood World Growth Fund
    Lutheran Brotherhood Growth Fund
    Lutheran Brotherhood Fund
    Lutheran Brotherhood Value Fund
    Lutheran Brotherhood High Yield Fund
    Lutheran Brotherhood Income Fund
    Lutheran Brotherhood Municipal Bond Fund
    Lutheran Brotherhood Limited Maturity Bond Fund
    Lutheran Brotherhood Money Market Fund

Management
    Investment Adviser
    Portfolio Managers
    Personal Securities Investments
    Advisory Fees

Shareholder Information
    Pricing Funds' Shares
    Institutional Class Shares
    Buying Shares
    Redeeming Shares
    Exchanging Shares Between Funds
    Accounts with Low Balances

Distributions

Taxes

Other Securities and Investment Practices

Financial Highlights

     This is the Prospectus for the Institutional Class Shares of The Lutheran Brotherhood Family of Funds, which are only offered to Lutheran institutions, Lutheran church organizations, retirement plans sponsored by Lutheran institutions, and Lutheran participants in the Allocation Advantage(R) mutual fund asset allocation program offered by Thrivent Investment Management Inc.
("Thrivent Investment Mgt.").

                                                             THE FUNDS

                                            LUTHERAN BROTHERHOOD OPPORTUNITY GROWTH FUND

INVESTMENT OBJECTIVE

     The investment objective of the Lutheran Brotherhood Opportunity Growth Fund ("LB Opportunity Growth Fund") is to achieve long-term growth of capital.

PRINCIPAL STRATEGIES

     The principal strategy for achieving this objective is to invest in common stocks of companies with small market capitalizations.  Under normal market conditions, the LB Opportunity Growth Fund invests at least 65% of its assets in companies that fall within the range of companies included in the Russell 2000 Index at the time of the Fund's investment.  Although market capitalizations are constantly changing, as of December 31, 2002, the Russell 2000 Index included companies with capitalizations between $5.5 million and $2.4 billion.

     Thrivent Investment Management, Inc. ("Thrivent Investment Mgt."), the Fund's investment adviser, uses both fundamental and technical investment research techniques to determine what stocks to buy and sell. Thrivent Investment Mgt. focuses on companies that have a strong record of earnings growth or show good prospects for growth in sales and earnings and also considers the trends in the market as a whole.

[BEGIN CALLOUT]
Fundamental investment analysis generally involves assessing a company's or security's value based on factors such as sales, assets, markets, management, products and services, earnings, and financial structure.

Technical analysis generally involves studying trends and movements in a security's price, trading volume, and other market-related factors in an attempt to discern patterns.
[END CALLOUT]

     LB Opportunity Growth Fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or reposition assets into more promising opportunities.

PRINCIPAL RISKS

     The LB Opportunity Growth Fund's principal risks are the risks generally of stock investing.  They include the risk of sudden and unpredictable drops in the value of the market as a whole and periods of lackluster performance. Stock markets can decline for many reasons, including adverse political or economic developments, changes in investor psychology, or heavy institutional selling.  The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment.

     Growth style investing includes the risk of investing in securities whose prices historically have been more volatile than other securities, especially over the short term. Growth stock prices reflect projections of future earnings or revenues, and if a company's earnings or revenues fall short of expectations, its stock price may fall dramatically.

     In addition, LB Opportunity Growth Fund will be invested in smaller companies with shorter histories and less seasoned operations.  Smaller, less seasoned companies often have greater price volatility, lower trading volume, and less liquidity than larger, more established companies.  These companies tend to be more dependent on the success of limited product lines and have less experienced management and financial resources.

     For these and other reasons, LB Opportunity Growth Fund may underperform other stock funds (such as large company stock funds) when stocks of small or growth companies are out of favor.

     The success of the LB Opportunity Growth Fund's investment strategy depends significantly on Thrivent Investment Mgt.'s skill in assessing the potential of the securities in which the Fund invests.  Shares of LB Opportunity Growth Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund.  The LB Opportunity Growth Fund cannot be certain that it will achieve its objective.

VOLATILITY AND PERFORMANCE

     The bar chart and table shown below provide an indication of the risks of investing in the LB Opportunity Growth Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for one and five years and since inception of the Institutional Class shares compared to a broad-based securities market index.

     The bar chart and the table include the effects of Fund expenses and assume that you sold your shares at the end of the period. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor's tax situation and may differ from those shown below, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

     The Fund commenced operations on January 8, 1993.  Prior to October 31, 1997, the shares of the Fund had no specific class designation.  As of that date, all of the outstanding shares were redesignated as Class A shares and, immediately thereafter, shares which qualified as Institutional Class shares were converted to Institutional Class shares.  How a Fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.

[GRAPHIC BAR CHART OMITTED:  YEAR-BY-YEAR TOTAL RETURN]

           Annual
Year       Return

1998       -4.08%
1999       27.54%
2000       -6.94%
2001      -18.91%
2002      -31.64%%

Best Quarter:       Q4 '99       +26.50%
Worst Quarter:      Q1 '01       -22.94%

                                         Average Annual Total Returns
                                               (periods ending
                                              December 31, 2002)
                                        -----------------------------
                                                               Since
                                                             Inception
                                         1-Year     5-Year   (10/31/97)

LB Opportunity Growth Fund
  (Institutional Class)
  Before taxes                          -31.64%    -8.80%    -9.93%
  After taxes on distributions          -31.64%    -9.06%   -10.36%
  After taxes on distribution and
   redemptions                          -19.43%    -6.61%    -7.43%

Russell 2000                            -20.47%    -1.23%    -1.05%

     The Russell 2000 is an unmanaged index which measures the performance of the 2,000 smallest companies in the Russell 3000
Index (an index of the 3,000 largest companies based on market capitalization).

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of a Fund.  The Institutional Class shares of the Fund have no sales charge (load) and no 12b-1 distribution fees. The Funds may charge a fee of up to $30 for a redemption by wire.  See "Redeeming Shares."

SHAREHOLDER FEES (fees paid directly from
  your investment)
Maximum Sales Charge (Load)                         None
Maximum Deferred Sales Charge (Load)                None

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
  Management Fees                                   0.46%
  Other Expenses (including a 0.15% shareholder
    servicing fee)                                  0.48%
  Total Annual Fund Operating Expenses(1)           0.94%

(1) Thrivent Investment Mgt. has agreed to voluntarily waive the shareholder servicing fee. With this waiver, the Total Annual
Fund Operating Expenses would be 0.79% for the Institutional Class shares. This temporary waiver may be discontinued at any time.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would BE:

                                1 Year     3 Years     5 Years   10 Years
                                ------     -------     -------   --------
LB Opportunity Growth Fund       $96        $300        $520      $1,155

You would pay the following expenses if you did not redeem your shares:

                                1 Year     3 Years     5 Years   10 Years
                                ------     -------     -------   --------
LB Opportunity Growth Fund       $96        $300        $520      $1,155

                                              LUTHERAN BROTHERHOOD MID CAP GROWTH FUND

INVESTMENT OBJECTIVE

     The investment objective of the Lutheran Brotherhood Mid Cap Growth Fund ("LB Mid Cap Growth Fund") is to achieve long-term growth of capital.

PRINCIPAL STRATEGIES

     The principal strategy for achieving this objective is to invest in common stocks of companies with medium market capitalizations.  Under normal market conditions, the LB Mid Cap Growth Fund invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in companies that fall within the range of companies included in the Standard &
Poor's MidCap 400 Index at the time of the Fund's investment.  Although market capitalizations are constantly changing, as of
December 31, 2002, the S&P MidCap 400 included companies with capitalizations between $132.5 million and $7.3 billion. Should
Thrivent Investment Mgt. determine that the Fund would benefit from reducing the percentage of invested assets from 80% to a lesser amount, you will be notified at least 60 days prior to such a change.

     Thrivent Investment Mgt., the Fund's investment adviser uses both fundamental and technical investment research techniques to determine what stocks to buy and sell.  (Fundamental investment analysis and technical investment analysis are defined on page
3.)  Thrivent Investment Mgt. focuses on companies that have a strong record of earnings growth or show good prospects for growth in sales and earnings and also considers the trends in the market as a whole.

     LB Mid Cap Growth Fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or reposition assets into more promising opportunities.

PRINCIPAL RISKS

     The LB Mid Cap Growth Fund's principal risks are the risks generally of stock investing.  They include the risk of sudden and unpredictable drops in the value of the market as a whole and periods of lackluster performance. Stock markets can decline for many reasons, including adverse political or economic developments, changes in investor psychology, or heavy institutional selling.  The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment.

     Growth style investing includes the risk of investing in securities whose prices historically have been more volatile than other securities, especially over the short term. Growth stock prices reflect projections of future earnings or revenues, and if a company's earnings or revenues fall short of expectations, its stock price may fall dramatically.

     In addition, medium-sized companies often have greater price volatility, lower trading volume, and less liquidity than larger, more-established companies.  These companies tend to have smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies.

     For these and other reasons, LB Mid Cap Growth Fund may underperform other stock funds (such as large company stock funds)
when stocks of medium-sized companies are out of favor.

     The success of the Fund's investment strategy depends significantly on Thrivent Investment Mgt.'s skill in assessing the potential of the securities in which the Fund invests.  Shares of LB Mid Cap Growth Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund.  The LB Mid Cap Growth Fund cannot be certain that it will achieve its objective.

VOLATILITY AND PERFORMANCE

     The bar chart and table shown below provide an indication of the risks of investing in the LB Mid Cap Growth Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for one and five years and since inception of the Institutional Class shares compared to a broad-based securities market index.

     The bar chart and the table include the effects of Fund expenses and assume that you sold your shares at the end of the period.  The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor's tax situation and may differ from those shown below, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

     The Fund commenced operations on May 30, 1997. Prior to October 31, 1997, the shares of the Fund had no specific class designation.  As of that date, all of the outstanding shares were redesignated as Class A shares and, immediately thereafter, shares which qualified as Institutional Class shares were converted to Institutional Class shares.  How a Fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.

[GRAPHIC BAR CHART OMITTED:  YEAR-BY-YEAR TOTAL RETURN]

           Annual
Year       Return

1998       11.87%
1999       48.78%
2000       12.70%
2001      -19.94%
2002      -25.44%

Best Quarter:       Q4 '99       +34.39%
Worst Quarter:      Q1 '01       -23.91%

                                             Average Annual Total Returns
                                                    (periods ending
                                                   December 31, 2002)
                                             -----------------------------
                                                               Since
                                                              Inception
                                          1-Year    5-Year    (10/31/97)

LB Mid Cap Growth Fund
 (Institutional Class)
 Before taxes                             -25.44%      2.29%      2.35%
 After taxes on distributions             -25.44%      1.59%      1.20%
 After taxes on distribution and
  redemptions                             -15.62%      1.77%      1.57%

S&P MidCap 400 Index                      -14.51%      6.41%      7.29%

     The S&P MidCap 400 Index is an unmanaged index which measures the performance of 400 widely held common stocks of mid-cap companies.

FEES AND EXPENSES

     This table describes the fees and expenses that you may pay if you buy and hold shares of the LB Mid Cap Growth Fund. The
Institutional Class shares of the Fund have no sales charge (load) and no 12b-1 distribution fees. The Funds may charge a fee of up to $30 for a redemption by wire.  See "Redeeming Shares."

SHAREHOLDER FEES (fees paid directly from
   your investment)
Maximum Sales Charge (Load)                          None
Maximum Deferred Sales Charge (Load)                 None

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
  Management Fees                                     0.43%
  Other Expenses (including a 0.15% shareholder
    servicing fee)                                    0.50%
  Total Annual Fund Operating Expenses(1)             0.93%

(1) Thrivent Investment Mgt. has agreed to voluntarily waive the shareholder servicing fee. With this waiver, the Total Annual
Fund Operating Expenses would be 0.78% for the Institutional Class shares. This temporary waiver may be discontinued at any time.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would BE:

                                1 Year     3 Years     5 Years   10 Years
                                ------     -------     -------   --------
LB Mid Cap Growth Fund           $95        $296        $515      $1,143

You would pay the following expenses if you did not redeem your shares:

                                1 Year     3 Years     5 Years   10 Years
                                ------     -------     -------   --------
LB Mid Cap Growth Fund           $95        $296        $515      $1,143

                                               LUTHERAN BROTHERHOOD WORLD GROWTH FUND

INVESTMENT OBJECTIVE

     The investment objective of the Lutheran Brotherhood World Growth Fund ("LB World Growth Fund") is to seek total return from long-term growth of capital.

PRINCIPAL STRATEGIES

     The LB World Growth Fund seeks to achieve its objective by investing primarily (at least 65%) in common stocks of established non-U.S. companies.  The Fund expects to diversify broadly among developed and emerging countries throughout the world.

     Stock selection reflects a growth style.  While stocks may be purchased without regard to a company's market capitalization, the focus typically will be on large and, to a lesser extent, medium-sized, companies. In determining the appropriate distribution of investments among various countries and geographic regions, T. Rowe Price International, Inc. ("Price International"), the
Fund's subadviser, employs in-depth fundamental research in an effort to identify companies capable of achieving and sustaining above-average, long-term earnings growth.  (Fundamental investment analysis is defined on page 3.)  Price International seeks to purchase such stocks at reasonable prices in relation to present or anticipated earnings, cash flow, or book value, and valuation factors often influence its allocations among large-, mid-, or small-cap shares.

     While Price International invests with an awareness of the global economic backdrop and its outlook for industry sectors and individual countries, bottom-up stock selection is the focus of its decision-making.  Country allocation is driven largely by stock selection, though the subadviser may limit investments in markets that appear to have poor overall prospects.

     In selecting stocks, Price International generally favors companies with one or more of the following characteristics:

     *  Leading market position
     *  Attractive business niche
     *  Strong franchise or natural monopoly
     *  Technological leadership or proprietary advantages
     *  Seasoned management
     *  Earnings growth and cash flow sufficient to support growing dividends
     *  Healthy balance sheet with relatively low debt

     While LB World Growth Fund invests primarily in common stocks, to a lesser extent it may also purchase other instruments and securities, including foreign currency and foreign currency exchange contracts, futures and options, in keeping with the Fund's objective.

     LB World Growth Fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or reposition assets into more promising opportunities.

PRINCIPAL RISKS

     LB World Growth Fund's principal risks are the risks generally of stock investing.  They include the risk of sudden and unpredictable drops in the value of the market as a whole and periods of lackluster performance.  Stock markets can decline for many reasons, including adverse political or economic developments, changes in investor psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment.

     Growth style investing includes the risk of investing in securities whose prices historically have been more volatile than other securities, especially over the short term. Growth stock prices reflect projections of future earnings or revenues, and if a company's earnings or revenues fall short of expectations, its stock price may fall dramatically.

     Stocks of non-U.S. companies in which LB World Growth Fund invests generally carry more risk than stocks of U.S. companies.
One of the most important is currency risk.  This refers to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.  The overall impact on LB World Growth Fund's holdings can be significant, unpredictable and long-lasting, depending on the currencies represented in the portfolio and how each one appreciates or depreciates in relation to the U.S. dollar, and whether currency positions are hedged.

     The economies and financial markets of certain regions - such as Latin America and Asia - can be highly interdependent and may decline all at the same time.

     Other risks result from the varying stages of economic and political development of foreign countries, the differing regulatory environments, trading days and accounting standards of non-U.S. markets, and higher transaction costs.

     LB World Growth Fund's investment in any country could be subject to actions such as capital or currency controls, nationalizing a company or industry, expropriating assets, or imposing punitive taxes which would have an adverse effect on security prices and impair LB World Growth Fund's ability to repatriate capital or income.  These risks are usually greater in emerging markets.  The economic and political structures of developing nations, in most cases, do not compare favorably with the
U.S. or other developed countries in terms of wealth and stability, and their financial markets often lack liquidity.  Fund performance will likely be negatively affected by portfolio exposure to nations in the midst of hyperinflation, currency devaluation, trade disagreements, sudden political upheaval or interventionist government policies.  Significant buying or selling actions by a few major investors may also heighten the volatility of emerging markets.  These factors make investing in such countries significantly riskier than in other countries and any one of them could cause the Fund's share price to decline.

     For these and other reasons, LB World Growth Fund may underperform other stock funds (such as U.S. stock funds) when international stocks are out of favor.

     The success of the Fund's investment strategy depends significantly on Price International's skill in assessing the potential of the securities in which the Fund invests.  Shares of LB World Growth Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund.  The LB World Growth Fund cannot be certain that it will achieve its objective.

VOLATILITY AND PERFORMANCE

     The bar chart and table shown below provide an indication of the risks of investing in the LB World Growth Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for one and five years and since inception of the Institutional Class shares compared to a broad-based securities market index.

     The bar chart and the table include the effects of Fund expenses and assume that you sold your shares at the end of the period. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor's tax situation and may differ from those shown below, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

     The Fund commenced operations on September 5, 1995. Prior to October 31, 1997, the shares of the Fund had no specific class designation.  As of that date, all of the outstanding shares were redesignated as Class A shares and, immediately thereafter, shares which qualified as Institutional Class shares were converted to Institutional Class shares.  How a Fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.

[GRAPHIC BAR CHART OMITTED:  YEAR-BY-YEAR TOTAL RETURN]

           Annual
Year       Return

1998      15.98%
1999      33.05%
2000     -16.58%
2001     -21.14%
2002     -17.57%

Best Quarter:       Q4 '99       +24.31%
Worst Quarter:      Q3 '02       -21.59%

                                         Average Annual Total Returns
                                                (periods ending
                                               December 31, 2002)
                                         -----------------------------
                                                                    Since
                                                                  Inception
                                              1-Year    5-Years   (10/31/97)

LB World Growth Fund (Institutional Class)
  Before taxes                                -17.57%    -3.50%    -3.40%
  After taxes on distributions                -17.57%    -3.97%    -3.94%
  After taxes on distribution and
   redemptions                                -10.79%    -2.57%    -2.51%

Morgan Stanley EAFE Index                     -15.94%    -2.89%     1.14%

     The Morgan Stanley EAFE (Europe and Australasia, Far East Equity) is an unmanaged index which measures the performance of international companies screened for liquidity, cross-ownership, and industry representation.

FEES AND EXPENSES

     This table describes the fees and expenses that you may pay if you buy and hold shares of the LB World Growth Fund. The
Institutional Class shares of the Fund have no sales charge (load) and no 12b-1 distribution fees. The Funds may charge a fee of up to $30 for a redemption by wire.  See "Redeeming Shares."

SHAREHOLDER FEES (fees paid directly from
   your investment)
Maximum Sales Charge (Load)                       None
Maximum Deferred Sales Charge (Load)              None

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
  Management Fees                                 0.83%
  Other Expenses (including a 0.15% shareholder
    servicing fee)                                0.56%
  Total Annual Fund Operating Expenses(1)         1.39%

(1) Thrivent Investment Mgt. has agreed to voluntarily waive the shareholder servicing fee. With this waiver, the Total Annual
Fund Operating Expenses would be 1.24% for the Institutional Class shares. This temporary waiver may be discontinued at any time.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would BE:

                                1 Year     3 Years     5 Years   10 Years
                                ------     -------     -------   --------
LB World Growth Fund             $142       $440        $761      $1,669

You would pay the following expenses if you did not redeem your shares:

                                1 Year     3 Years     5 Years   10 Years
                                ------     -------     -------   --------
LB World Growth Fund             $142       $440        $761      $1,669

                                                  LUTHERAN BROTHERHOOD GROWTH FUND

INVESTMENT OBJECTIVE

     The investment objective of the Lutheran Brotherhood Growth Fund ("LB Growth Fund") is to achieve long-term growth of capital.

PRINCIPAL STRATEGIES

     The principal strategy for achieving this objective is to invest primarily (at least 65%) in the common stocks of growth companies with large market capitalizations. The Fund invests primarily in stocks of companies that Thrivent Investment Mgt., the
Fund's investment adviser, believes have demonstrated and will sustain above-average earnings growth over time, or which are expected to develop rapid sales and earnings growth in the future when compared to the economy and stock market as a whole.
Thrivent Investment Mgt. defines companies with large market capitalizations according to the market capitalization classifications published by Lipper, Inc.  Although market capitalizations are constantly changing, based on Lipper's guidelines as of December 31,
2002, companies with large market capitalizations are those with market capitalizations of at least $8.7 billion.

     Thrivent Investment Mgt. uses both fundamental and technical investment research techniques to determine what stocks to buy and sell. (Fundamental investment analysis and technical investment analysis are defined on page 3.)

     LB Growth Fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or reposition assets into more promising opportunities.

PRINCIPAL RISKS

     The LB Growth Fund's principal risks are the risks generally of stock investing.  They include the risk of sudden and unpredictable drops in the value of the market as a whole and periods of lackluster performance. Stock markets can decline for many reasons, including adverse political or economic developments, changes in investor psychology, or heavy institutional selling.  The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment.

     Growth style investing includes the risk of investing in securities whose prices historically have been more volatile than other securities, especially over the short term. Growth stock prices reflect projections of future earnings or revenues, and if a company's earnings or revenues fall short of expectations, its stock price may fall dramatically.

     In addition, the prices of larger company stocks may not rise as quickly or as significantly as prices of stocks of well-managed smaller companies when stocks of larger companies are out of favor.

     For these and other reasons, LB Growth Fund may underperform other stock funds.

     The success of the Fund's investment strategy depends significantly on Thrivent Investment Mgt.'s skill in assessing the potential of the securities in which the Fund invests.  Shares of LB Growth Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund.  The LB Growth Fund cannot be certain that it will achieve its objective.

VOLATILITY AND PERFORMANCE

     The bar chart and table shown below provide an indication of the risks of investing in the LB Growth Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for a one-year period and since inception compared to a broad-based securities market index.

     The bar chart and the table include the effects of Fund expenses and assume that you sold your shares at the end of the period. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor's tax situation and may differ from those shown below, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

     The Fund commenced operations on October 29, 1999.  How a Fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.

[GRAPHIC BAR CHART OMITTED:  YEAR-BY-YEAR TOTAL RETURN]

           Annual
Year       Return

2000       -13.76%
2001       -23.52%
2002       -29.17%

Best Quarter:   Q4 '01     +13.86%
Worst Quarter:  Q1 '01     -21.46%

                                         Average Annual Total Returns
                                               (periods ending
                                              December 31, 2002)
                                        -----------------------------
                                                         Since
                                                       Inception
                                         1-Year        (10/29/99)

LB Growth Fund (Institutional Class)
  Before taxes                           -29.17%         -17.49%
  After taxes on distributions           -29.17%         -17.49%
  After taxes on distribution and
   redemptions                           -17.91%         -13.35%

S&P 500/Barra Growth Index               -23.58%         -15.70%

     The S&P 500/Barra Growth Index measures the performance of the growth style of investing in large cap U.S. stocks.  The index is constructed by dividing the stocks in the S&P 500 Index according to price-to-book ratios.  The S&P 500/Barra Growth Index contains stocks with higher price-to-book ratios.

FEES AND EXPENSES

     This table describes the fees and expenses that you may pay if you buy and hold shares of the LB Growth Fund.  The
Institutional Class shares of the Fund have no sales charge (load) and no 12b-1 distribution fees. The Funds may charge a fee of up to $30 for a redemption by wire.  See "Redeeming Shares."

SHAREHOLDER FEES (fees paid directly from
  your investment)
Maximum Sales Charge (Load)                         None
Maximum Deferred Sales Charge (Load)                None

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
  Management Fees                                                 0.42%
  Other Expenses(including a 0.15% shareholder servicing fee)     0.85%
  Total Annual Fund Operating Expenses(1)                         1.27%

(1) Thrivent Investment Mgt. has agreed to voluntarily waive the shareholder servicing fee.  Thrivent Investment Mgt. also has voluntarily agreed to temporarily waive a portion of its advisory fees and to bear certain expenses associated with operating LB
Growth Fund equal in the aggregate to 1.25% of the average daily net assets of LB Growth Fund.  With these waiver and expense offset provisions, the Total Annual Fund Operating Expenses would be 0.00% for the Institutional Class shares.  These temporary waiver and expense offset provisions may be discontinued at any time.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would BE:

                    1 Year     3 Years     5 Years    10 Years
                    ------     -------     -------    --------
LB Growth Fund       $129       $403         $697      $1,534

You would pay the following expenses if you did not redeem your shares:

                    1 Year     3 Years     5 Years    10 Years
                    ------     -------     -------    --------
LB Growth Fund       $129       $403         $697      $1,534

                                                     LUTHERAN BROTHERHOOD FUND

INVESTMENT OBJECTIVE

     The investment objective of the Lutheran Brotherhood Fund ("LB Fund") is to seek growth of capital and income.

PRINCIPAL STRATEGIES

     The principal strategy for achieving this objective is to invest in the common stocks of leading U.S. companies.  The Fund invests primarily (at least 65%) in stocks of companies with large market capitalizations, which Thrivent Investment Mgt. believes have balance sheet strength and profitability.  Thrivent Investment Mgt., the Fund's investment adviser, defines companies with large market capitalizations according to the market capitalization classifications published by Lipper, Inc.  Although market capitalizations are constantly changing, based on Lipper's guidelines as of December 31, 2002, companies with large market capitalizations are those with market capitalizations of at least $8.7 billion.

     Thrivent Investment Mgt. uses fundamental and technical investment research techniques to identify stocks of companies that it believes have a leading position and successful business strategy within their industry. (Fundamental investment analysis and technical investment analysis are defined on page 3.)  Thrivent Investment Mgt. seeks to invest in companies with a strong management team that will develop business strategies which lead to sales and earnings growth and improving relative stock value.

     LB Fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or reposition assets into more promising opportunities.

PRINCIPAL RISKS

     LB Fund's principal risks are the risks generally of stock investing.  They include the risk of sudden and unpredictable drops in the value of the market as a whole and periods of lackluster performance. Stock markets can decline for many reasons, including adverse political or economic developments, changes in investor psychology, or heavy institutional selling.  The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment.

     In addition, the prices of larger company stocks may not rise as quickly or as significantly as prices of stocks of well-managed smaller companies.

     For these and other reasons, LB Fund may underperform other stock funds (such as small company or medium company stock funds)
when larger company stocks are out of favor.

     The success of the Fund's investment strategy depends significantly on Thrivent Investment Mgt.'s skill in assessing the potential of the securities in which the Fund invests.  Shares of LB Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund.  The LB Fund cannot be certain that it will achieve its objective.

VOLATILITY AND PERFORMANCE

     The bar chart and table shown below provide an indication of the risks of investing in the LB Fund by showing changes in the
Fund's performance from year to year and by showing how the Fund's average annual returns for one and five years and since inception of the Institutional Class shares compared to a broad-based securities market index.

     The bar chart and the table include the effects of Fund expenses and assume that you sold your shares at the end of the period. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor's tax situation and may differ from those shown below, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

     The Fund commenced operations on June 2, 1970. Prior to October 31, 1997, the shares of the Fund had no specific class designation.  As of that date, all of the outstanding shares were redesignated as Class A shares and, immediately thereafter, shares which qualified as Institutional Class shares were converted to Institutional Class shares.  How a Fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.

[GRAPHIC BAR CHART OMITTED:  YEAR-BY-YEAR TOTAL RETURN]

           Annual
Year       Return

1998      23.64%
1999      20.75%
2000      -9.41%
2001     -17.09%
2002     -24.25%

Best Quarter:       Q4 '98        +22.65%
Worst Quarter:      Q3 '02        -18.18%

                                         Average Annual Total Returns
                                                (periods ending
                                               December 31, 2002)
                                         -----------------------------
                                    1-Year      5-Years      Since
                                                           Inception
                                                         (10/31/1997)

LB Fund (Institutional Class)
  Before taxes                       -24.25%     -3.21%       -2.21%
  After taxes on distributions       -24.39%     -4.56%       -3.91%
  After taxes on distribution and
   redemptions                       -14.89%     -2.21%       -1.42%

S&P 500 Index                        -22.10%     -0.59%        0.64%

     The S&P 500 Index is an unmanaged index which measures the performance of 500 widely held common stocks of large-cap companies.

FEES AND EXPENSES

     This table describes the fees and expenses that you may pay if you buy and hold shares of the LB Fund. The Institutional
Class shares of the Fund have no sales charge (load) and no 12b-1 distribution fees. The Funds may charge a fee of up to $30 for a redemption by wire.  See "Redeeming Shares."

SHAREHOLDER FEES (fees paid directly from
   your investment)
Maximum Sales Charge (Load)                       None
Maximum Deferred Sales Charge (Load)              None

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
  Management Fees                                 0.37%
  Other Expenses (including a 0.15% shareholder
    servicing fee)                                0.29%
  Total Annual Fund Operating Expenses(1)         0.66%

(1) Thrivent Investment Mgt. has agreed to voluntarily waive the shareholder servicing fee. With this waiver, the Total Annual
Fund Operating Expenses would be 0.51% for the Institutional Class shares. This temporary waiver may be discontinued at any time.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would BE:

                                1 Year     3 Years     5 Years   10 Years
                                ------     -------     -------   --------
LB Fund                          $67        $211        $368      $822

You would pay the following expenses if you did not redeem your shares:

                                1 Year     3 Years     5 Years   10 Years
                                ------     -------     -------   --------
LB Fund                          $67        $211        $368      $822

                                                  LUTHERAN BROTHERHOOD VALUE FUND

INVESTMENT OBJECTIVE

     The investment objective of the Lutheran Brotherhood Value Fund ("LB Value Fund") is to achieve long-term growth of capital.

PRINCIPAL STRATEGIES

     The principal strategy for achieving this objective is to invest primarily (at least 65%) in the common stocks of undervalued companies with large market capitalizations.  Thrivent Investment Mgt., the Fund's investment adviser, defines companies with large market capitalizations according to the market capitalization classifications published by Lipper, Inc.
Although market capitalizations are constantly changing, based on Lipper's guidelines as of December 31, 2002, companies with large market capitalizations are those with market capitalizations of at least $8.7 billion.

     Thrivent Investment Mgt. uses both fundamental and technical investment research techniques to identify stocks of companies that it believes are undervalued in relation to their long-term earnings power or asset value.  These stocks typically, but not always, have below average price-to-earnings and price-to-book value ratios. (Fundamental investment analysis and technical investment analysis are defined on page 3.)

[BEGIN CALLOUT]
The price-to-earnings (P/E) ratio represents the price of a stock divided by its earnings per share.  In general, the higher the
P/E, the greater the expectations are for earnings growth.

The price-to-book ratio represents the price of a stock divided by its net asset value.  The price/book ratio can be a guide in determining the value of a stock.
[END CALLOUT]

     The Fund will invest primarily in U.S. companies, although it may also invest in foreign companies.

     LB Value Fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or reposition assets into more promising opportunities.

PRINCIPAL RISKS

     The LB Value Fund's principal risks are the risks generally of stock investing.  They include the risk of sudden and unpredictable drops in the value of the market as a whole and periods of lackluster performance. Stock markets can decline for many reasons, including adverse political or economic developments, changes in investor psychology, or heavy institutional selling.  The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment.

     There is also a risk that stocks of undervalued companies may not rise as quickly as anticipated if the market doesn't recognize their intrinsic value or if value stocks are out of favor.  In addition, the prices of larger company stocks may not rise as quickly or as significantly as prices of stocks of well-managed smaller companies.

     For these and other reasons, LB Value Fund may underperform other stock funds.

     The success of the Fund's investment strategy depends significantly on Thrivent Investment Mgt.'s skill in assessing the potential of the securities in which the Fund invests.  Shares of LB Value Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund.  The LB Value Fund cannot be certain that it will achieve its objective.

VOLATILITY AND PERFORMANCE

     The bar chart and table shown below provide an indication of the risks of investing in the LB Value Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for a one-year period and since inception compared to a broad-based securities market index.

     The bar chart and the table include the effects of Fund expenses and assume that you sold your shares at the end of the period. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor's tax situation and may differ from those shown below, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

     The Fund commenced operations on October 29, 1999.  How a Fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.

[GRAPHIC BAR CHART OMITTED:  YEAR-BY-YEAR TOTAL RETURN]

           Annual
Year       Return

2000       2.63%
2001      -8.85%
2002     -22.72%

Best Quarter:   Q4 '01    +8.85%
Worst Quarter:  Q3 '02   -17.39%

                                         Average Annual Total Returns
                                               (periods ending
                                              December 31, 2002)
                                        -----------------------------
                                                         Since
                                                       Inception
                                         1-Year        (10/29/99)

LB Value Fund (Institutional Class)
  Before taxes                          -22.72%          -8.39%
  After taxes on distributions          -23.12%          -8.75%
  After taxes on distribution and
   redemptions                          -13.95%          -6.74%

S&P 500/Barra Value Index               -20.86%          -8.12%

     The S&P 500/Barra Value Index measures the performance of the value style of investing in large cap U.S. stocks.  The index is constructed by dividing the stocks in the S&P 500 Index according to price-to-book ratios.  The S&P 500/Barra Value Index contains stocks with lower price-to-book ratios.

FEES AND EXPENSES

     This table describes the fees and expenses that you may pay if you buy and hold shares of the LB Value Fund.  The
Institutional Class shares of the Fund have no sales charge (load) and no 12b-1 distribution fees. The Funds may charge a fee of up to $30 for a redemption by wire.  See "Redeeming Shares."

SHAREHOLDER FEES (fees paid directly from
  your investment)
Maximum Sales Charge (Load)                         None
Maximum Deferred Sales Charge (Load)                None

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
  Management Fees                                                 0.40%
  Other Expenses(including a 0.15% shareholder servicing fee)     0.75%
  Total Annual Fund Operating Expenses(1)                         1.15%

(1) Thrivent Investment Mgt. has agreed to voluntarily waive the shareholder servicing fee.  Thrivent Investment Mgt. also has voluntarily agreed to temporarily waive a portion of its advisory fees and to bear certain expenses associated with operating LB
Value Fund equal in the aggregate to 0.80% of the average daily net assets of LB Value Fund.  With these waiver and expense offset provisions, the Total Annual Fund Operating Expenses would be 0.20% for the Institutional Class shares.  These temporary waiver and expense offset provisions may be discontinued at any time.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would BE:

                   1 Year     3 Years     5 Years    10 Years
                   ------     -------     -------    --------
LB Value Fund       $117       $365        $633       $1,398

You would pay the following expenses if you did not redeem your shares:

                   1 Year     3 Years     5  Years    10 Years
                   ------     -------     --------    --------
LB Value Fund       $117       $365        $633       $1,398

                                                LUTHERAN BROTHERHOOD HIGH YIELD FUND

INVESTMENT OBJECTIVE

     The investment objective of the Lutheran Brotherhood High Yield Fund ("LB High Yield Fund") is to obtain high current income, and, secondarily, growth of capital.

PRINCIPAL STRATEGIES

     Under normal market conditions, the LB High Yield Fund invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in high-yield, high-risk bonds, notes, debentures and other debt obligations or preferred stocks.
These securities are commonly known as "junk bonds."  At the time of purchase these securities are rated within or below the "BB"
major rating category by Standard & Poor's Corporation or the "Ba" major rating category by Moody's Investor Services, Inc. or are unrated but considered to be of comparable quality by Thrivent Investment Mgt., the Fund's investment adviser. Should Thrivent
Investment Mgt. determine that the Fund would benefit from reducing the percentage of invested assets from 80% to a lesser amount, you will be notified at least 60 days prior to such a change.

     Thrivent Investment Mgt. uses fundamental investment research techniques to determine what securities to buy and sell.
(Fundamental investment analysis is defined on page 3.)  Thrivent Investment Mgt. focuses on companies which it believes have or are expected to achieve adequate cash flows or access to capital markets for the payment of principal and interest obligations.
Thrivent Investment Mgt. generally purchases bonds with a 10-year maturity, although it may purchase bonds with a shorter or longer maturity.

PRINCIPAL RISKS

      The principal risks of LB High Yield Fund include the tendency of high-yield, high-risk bond prices to fall when the economy is sluggish or overall corporate earnings are weak.  During those times, it may become difficult for issuers of high-yield bonds to generate sufficient cash flow or to obtain adequate access to capital markets to pay principal or interest.  For all bonds, there is a risk that an issuer will default.  High-yield bonds, however, are more susceptible to the risk of default and their prices usually fall if a number of issuers, or a high profile issuer, default or go bankrupt or if the market anticipates either of those events.

     The price of LB High Yield Fund shares also may be affected by weak equity markets, when issuers of high-yield, high-risk bonds generally find it difficult to improve their financial condition by replacing debt with equity.  In addition, many high yield securities are traded only among institutional investors, and it may be difficult for Thrivent Investment Mgt. to sell the Fund's portfolio investments at fair prices when high-yield bonds fall out of favor with those investors.

     Generally, when interest rates rise, bond prices fall, which may cause the price of shares of LB High Yield Fund to fall as well.  Bonds with longer durations and maturities tend to be more sensitive to changes in interest rates than bonds with shorter durations or maturities.  In general, the prices at which lower quality bonds are traded before they mature may be more affected by the financial health of the issuer and the economy and less by changes in interest rates.

[BEGIN CALLOUT]
Maturity is a measure of the remaining time before the bond must be repaid.  Duration is a measure of the effective, as opposed to the actual, maturity of a fixed-income security.

Duration considers the bond's cash flows and the time value of money.
[END CALLOUT]

     The success of the Fund's investment strategy depends significantly on Thrivent Investment Mgt.'s skill in assessing the potential of the securities in which the Fund invests. Shares of LB High Yield Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund.  The LB High Yield Fund cannot be certain that it will achieve its objective.

VOLATILITY AND PERFORMANCE

     The bar chart and table shown below provide an indication of the risks of investing in the LB High Yield Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for one and five years and since inception of the Institutional Class shares compared to a broad-based securities market index.

     The bar chart and the table include the effects of Fund expenses and assume that you sold your shares at the end of the period.  The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor's tax situation and may differ from those shown below, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

     The Fund commenced operations on April 3, 1987. Prior to October 31, 1997, the shares of the Fund had no specific class designation.  As of that date, all of the outstanding shares were redesignated as Class A shares and, immediately thereafter, shares which qualified as Institutional Class shares were converted to Institutional Class shares.  How a Fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.

[GRAPHIC BAR CHART OMITTED:  YEAR-BY-YEAR TOTAL RETURN]

           Annual
Year       Return

1998      -1.70%
1999       7.32%
2000     -15.94%
2001      -1.59%
2002      -6.44%

Best Quarter:       Q4 '01         +5.64%
Worst Quarter:      Q4 '00        -11.89%

                                         Average Annual Total Returns
                                                (periods ending
                                               December 31, 2002)
                                         -----------------------------
                                           1-Year    5-Years    Since
                                                              Inception
                                                              (10/31/97)

LB High Yield Fund (Institutional Class)
  Before taxes                             -6.44%     -3.97%       -3.61%
  After taxes on distributions            -10.16%     -8.01%       -7.77%
  After taxes on distributions and
   redemptions                             -3.91%     -4.74%       -4.49%

Lehman High Yield Index                    -1.41%      0.38%        0.72%

     The Lehman High Yield Index is an unmanaged index which measures the performance of fixed-rate non-investment grade bonds.

FEES AND EXPENSES

     This table describes the fees and expenses that you may pay if you buy and hold shares of the LB High Yield Fund. The
Institutional Class shares of the Fund have no sales charge (load) and no 12b-1 distribution fees. The Funds may charge a fee of up to $30 for a redemption by wire.  See "Redeeming Shares."

SHAREHOLDER FEES (fees paid directly from
   your investment)
Maximum Sales Charge (Load)                       None
Maximum Deferred Sales Charge (Load)              None

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
  Management Fees                                 0.39%
  Other Expenses (including a 0.15% shareholder
    servicing fee)                                0.30%
  Total Annual Fund Operating Expenses(1)         0.69%

(1) Thrivent Investment Mgt. has agreed to voluntarily waive the shareholder servicing fee. With this waiver, the Total Annual
Fund Operating Expenses would be 0.54% for the Institutional Class shares. This temporary waiver may be discontinued at any time.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would BE:

                                1 Year     3 Years     5 Years   10 Years
                                ------     -------     -------   --------
LB High Yield Fund               $70        $221        $384      $859

You would pay the following expenses if you did not redeem your shares:

                                1 Year     3 Years     5 Years   10 Years
                                ------     -------     -------   --------
LB High Yield Fund               $70        $221        $384      $859

                                                  LUTHERAN BROTHERHOOD INCOME FUND

INVESTMENT OBJECTIVE

     The investment objective of the Lutheran Brotherhood Income Fund ("LB Income Fund") is to seek high current income while preserving principal.  The Fund's secondary investment objective is to obtain long-term growth of capital in order to maintain investors' purchasing power.

PRINCIPAL STRATEGIES

     The LB Income Fund invests primarily in investment-grade corporate bonds, government bonds, and mortgage-backed securities.  Under normal conditions, at least 65% of the Fund's assets will be invested in debt securities or preferred stock at least in the "Baa" major rating category by Moody's or at least in the "BBB" major rating category by S&P or unrated securities considered to be of comparable quality by Thrivent Investment Mgt., the Fund's investment adviser.

     The Fund may also invest in high-yield, high risk bonds, notes, debentures and other debt obligations or preferred stock commonly known as "junk bonds." At the time of purchase these securities are rated within or below the "BB" major rating category by S&P or the "Ba" major rating category by Moody's or are unrated but considered to be of comparable quality by Thrivent
Investment Mgt.

     Thrivent Investment Mgt. uses fundamental investment research techniques to determine what debt obligations to buy and sell.
(Fundamental investment analysis is defined on page 3.)  Thrivent Investment Mgt. focuses on companies which it believes are financially sound and have strong cash flow, asset values, and interest or dividend earnings.

PRINCIPAL RISKS

     The LB Income Fund's principal risks are those of debt investing, including increases in interest rates and loss of principal.  Generally, when interest rates rise, bond prices fall, which may cause the price of shares of LB Income Fund to fall as well.  Bond prices fall because bonds issued after rates rise will offer higher yields, making older bonds with lower rates less attractive.  To raise the effective yield on older bonds, holders of the older bonds must discount their prices. Bonds with longer durations and maturities tend to be more sensitive to changes in interest rates than bonds with shorter durations or maturities.  (Duration and maturity are defined on page 15.)

[BEGIN CALLOUT]
Effective yield on a bond is determined by the purchase price, the stated rate of interest on the bond, the time between interest payments, and the time until maturity.
[END CALLOUT]

     In addition, mortgage-backed securities are sensitive to changes in the redemption patterns of the underlying securities.  If the principal payment on the underlying asset is repaid faster or slower than the holder of the mortgage-backed security anticipates, the price of the security may fall, especially if the holder must reinvest the repaid principal at lower rates or must continue to hold the securities when interest rates rise.

     For all bonds there is a risk that an issuer will default.  High-yield, high-risk bonds generally are more susceptible to risk of default than higher rated bonds. In addition, it may be difficult for Thrivent Investment Mgt. to sell high-yield bond investments in certain markets or market environments when high-yield bonds fall out of favor.  For the LB Income Fund, these risks increase as Thrivent Investment Mgt. increases the percentage of the Fund's portfolio in high-yield bonds.

     The success of the Fund's investment strategy depends significantly on Thrivent Investment Mgt.'s skill in assessing the potential of the securities in which the Fund invests.  Shares of LB Income Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund.  The LB Income Fund cannot be certain that it will achieve its goal.

VOLATILITY AND PERFORMANCE

     The bar chart and table shown below provide an indication of the risks of investing in the LB Income Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for one and five years and since inception of the Institutional Class shares compared to a broad-based securities market index.

     The bar chart and the table include the effects of Fund expenses and assume that you sold your shares at the end of the period. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor's tax situation and may differ from those shown below, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

     The Fund commenced operations on June 1, 1972. Prior to October 31, 1997, the shares of the Fund had no specific class designation.  As of that date, all of the outstanding shares were redesignated as Class A shares and, immediately thereafter, shares which qualified as Institutional Class shares were converted to Institutional Class shares.  How a Fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.

[GRAPHIC BAR CHART OMITTED:  YEAR-BY-YEAR TOTAL RETURN]

            Annual
Year        Return
1998       9.18%
1999      -2.23%
2000      10.54%
2001       7.18%
2002       5.35%

Best Quarter:    Q4 '00           +3.97%
Worst Quarter:   Q2 '99           -1.81%

                                         Average Annual Total Returns
                                                (periods ending
                                               December 31, 2002)
                                         -----------------------------
                                         1-Year     5-Years      Since
                                                                Inception
                                                                (10/31/97)

LB Income Fund (Institutional Class)
  Before taxes                            5.35%       5.91%       5.93%
  After taxes on distributions            3.30%       3.42%       3.43%
  After taxes on distributions and
   redemptions                            3.25%       3.47%       3.48%

Lehman Aggregate Bond Index              10.25%       7.55%       7.60%

     The Lehman Aggregate Bond Index is an unmanaged index which measures the performance of U.S. investment grade bonds.

FEES AND EXPENSES

     This table describes the fees and expenses that you may pay if you buy and hold shares of the LB Income Fund. The
Institutional Class shares of the Fund have no sales charge (load) and no 12b-1 distribution fees. The Funds may charge a fee of up to $30 for a redemption by wire.  See "Redeeming Shares."

SHAREHOLDER FEES (fees paid directly from
   your investment)
Maximum Sales Charge (Load)                         None
Maximum Deferred Sales Charge (Load)                None

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
  Management Fees                                    0.34%
  Other Expenses (including a 0.15% shareholder
    servicing fee)                                   0.26%
  Total Annual Fund Operating Expenses(1)            0.60%

(1) Thrivent Investment Mgt. has agreed to voluntarily waive the shareholder servicing fee. With this waiver, the Total Annual
Fund Operating Expenses would be 0.45% for the Institutional Class shares. This temporary waiver may be discontinued at any time.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would BE:

                                1 Year     3 Years     5 Years   10 Years
                                ------     -------     -------   --------
LB Income Fund                   $61        $192        $335      $750

You would pay the following expenses if you did not redeem your shares:

                                1 Year     3 Years     5 Years   10 Years
                                ------     -------     -------   --------
LB Income Fund                   $61        $192        $335      $750

                                              LUTHERAN BROTHERHOOD MUNICIPAL BOND FUND

INVESTMENT OBJECTIVE

     The investment objective of the Lutheran Brotherhood Municipal Bond Fund ("LB Municipal Bond Fund") is to provide its shareholders with a high level of current income which is exempt from federal income tax.

PRINCIPAL STRATEGIES

     The LB Municipal Bond Fund tries to provide you with high current income which is exempt from federal income taxation by investing in municipal bonds, which are debt obligations issued by states, territories, and possessions of the United States and their political subdivisions or agencies.  Consistent with the fundamental investment objective of the Fund, under normal market conditions, the LB Municipal Bond Fund invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in municipal bonds.

     Thrivent Investment Mgt., the Fund's investment adviser, uses fundamental investment research techniques to determine what municipal bonds to buy and sell. (Fundamental investment analysis is defined on page 3.)  Thrivent Investment Mgt. focuses on investment-grade municipal bonds of issuers that it believes are financially sound and have healthy balance sheets, strong operating income, and good economic prospects.

PRINCIPAL RISKS

     The LB Municipal Bond Fund's principal risks are those of debt investing, including increases in interest rates and loss of principal.  Generally, when interest rates rise, bond prices fall, which may cause the price of shares of LB Municipal Bond
Fund to fall as well.  Bond prices fall because bonds issued after rates rise will offer higher yields, making older bonds with lower rates less attractive.  To raise the effective yield on older bonds, holders of the older bonds must discount their prices.
Bonds with longer durations and maturities tend to be more sensitive to changes in interest rates than bonds with shorter durations or maturities.  (Effective yield is defined on page 17, and duration and maturity are defined on page 15.)

     The Fund's performance may be affected by political and economic conditions at the state, regional or federal level.  These may include budgetary problems, declines in the tax base and other factors that may cause rating agencies to downgrade the credit ratings on certain issues.  Actual or proposed changes in tax rates, regulations or federal programs could also affect your net return on investment.

     The success of the Fund's investment strategy depends significantly on Thrivent Investment Mgt.'s skill in assessing the potential of the securities in which the Fund invests.  Shares of LB Municipal Bond Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund.  The LB Municipal Bond Fund cannot be certain that it will achieve its objective.

VOLATILITY AND PERFORMANCE

     The bar chart and table shown below provide an indication of the risks of investing in the LB Municipal Bond Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for one and five years and since inception of the Institutional Class shares compared to a broad-based securities market index.

     The bar chart and the table include the effects of Fund expenses and assume that you sold your shares at the end of the period. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor's tax situation and may differ from those shown below, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

     The Fund commenced operations on December 3, 1976. Prior to October 31, 1997, the shares of the Fund had no specific class designation.  As of that date, all of the outstanding shares were redesignated as Class A shares and, immediately thereafter, shares which qualified as Institutional Class shares were converted to Institutional Class shares.  How a Fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.

[GRAPHIC BAR CHART OMITTED:  YEAR-BY-YEAR TOTAL RETURN]

           Annual
Year       Return

1998       6.34%
1999      -2.70%
2000      11.92%
2001       5.10%
2002       8.95%

Best Quarter:       Q4 '00        +4.70%
Worst Quarter:      Q2'99        -1.98%

                                           Average Annual Total Returns
                                                  (periods ending
                                                 December 31, 2002)
                                           -----------------------------
                                              1-Year   5-Years    Since
                                                                Inception
                                                               (10/31/97)

LB Municipal Bond Fund (Institutional Class)
  Before taxes                                 8.95%    5.81%     6.08%
  After taxes on distributions                 8.94%    5.80%     6.08%
  After taxes on distributions and
   redemptions                                 7.52%    5.69%     5.92%

Lehman Municipal Bond Index                    9.60%    6.06%     6.28%

     The Lehman Municipal Bond Index is an unmanaged index which measures the performance of investment grade tax-exempt bonds.

FEES AND EXPENSES

     This table describes the fees and expenses that you may pay if you buy and hold shares of the LB Municipal Bond Fund. The
Institutional Class shares of the Fund have no sales charge (load) and no 12b-1 distribution fees. The Funds may charge a fee of up to $30 for a redemption by wire.  See "Redeeming Shares."

SHAREHOLDER FEES (fees paid directly from
   your investment)
Maximum Sales Charge (Load) Imposed on Purchases     None
Maximum Deferred Sales Charge (Load)                 None

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
  Management Fees                                    0.32%
  Other Expenses (including a 0.15% shareholder
    servicing fee)                                   0.25%
  Total Annual Fund Operating Expenses(1)            0.57%

(1) Thrivent Investment Mgt. has agreed to voluntarily waive the shareholder servicing fee. With this waiver, the Total Annual
Fund Operating Expenses would be 0.42% for the Institutional Class shares. This temporary waiver may be discontinued at any time.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would BE:

                                1 Year     3 Years     5 Years   10 Years
                                ------     -------     -------   --------
LB Municipal Bond Fund           $58        $183        $318      $714

You would pay the following expenses if you did not redeem your shares:

                                1 Year     3 Years     5 Years   10 Years
                                ------     -------     -------   --------
LB Municipal Bond Fund           $58        $183        $318      $714

                                          LUTHERAN BROTHERHOOD LIMITED MATURITY BOND FUND

INVESTMENT OBJECTIVE

     The investment objective of the Lutheran Brotherhood Limited Maturity Bond Fund ("LB Limited Maturity Bond Fund") is to
seek a high level of current income consistent with stability of principal.

PRINCIPAL STRATEGIES

     The LB Limited Maturity Bond Fund invests primarily in investment-grade corporate bonds, government bonds, municipal bonds, asset-backed securities, and mortgage-backed securities.  The average dollar-weighted portfolio maturity for the Fund is expected to be between one and five years.  Under normal market conditions, LB Limited Maturity Bond Fund invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in debt securities or preferred stock in at least the
"Baa" major rating category by Moody's or at least in the "BBB" major rating category by S & P or unrated securities considered to be of comparable quality by Thrivent Investment Mgt., the Fund's investment adviser. Should Thrivent Investment Mgt. determine that the Fund would benefit from reducing the percentage of invested assets from 80% to a lesser amount, you will be notified at least
60 days prior to such a change.

[BEGIN CALLOUT]
The average dollar-weighted maturity of the Fund is determined by calculating the average maturity of each debt security owned by the Fund, weighting each security according to the amount that it represents in the Fund.  In addition, for asset-backed and mortgage-backed securities, as well as bonds with required prepayments or redemption rights, the calculation considers the expected prepayments of the underlying securities and/or the present value of a mandatory stream of prepayments.
[END CALLOUT]

     The Fund may also invest in high-yield, high-risk bonds, notes, debentures and other debt obligations or preferred stock commonly known as "junk bonds." At the time of purchase these securities are rated within or below the "BB" major rating category by S&P or the "Ba" major rating category by Moody's or are unrated but considered to be of comparable quality by Thrivent
Investment Mgt.

     Thrivent Investment Mgt. uses both fundamental and technical investment research techniques to determine what debt obligations to buy and sell. (Fundamental investment analysis and technical investment analysis are defined on page 3.)  Thrivent
Investment Mgt. focuses on companies that it believes are financially sound and have strong cash flow, asset values and interest or dividend earnings.

PRINCIPAL RISKS

      The LB Limited Maturity Bond Fund's principal risks are those of debt investing, including increases in interest rates and loss of principal.  Generally, when interest rates rise, bond prices fall, which may cause the price of shares of LB Limited
Maturity Bond Fund to fall as well.  Bond prices fall because bonds issued after rates rise will offer higher yields, making older bonds with lower rates less attractive.  To raise the effective yield on older bonds, holders of the older bonds must discount their prices.  Bonds with longer durations and maturities tend to be more sensitive to changes in interest rates than bonds with shorter durations or maturities.  (Effective yield is defined on page 17, and duration and maturity are defined on page 15.)

     In addition, both mortgage-backed and asset-backed securities are sensitive to changes in the redemption patterns of the underlying securities.  If the principal payment on the underlying asset is repaid faster or slower than the holder of the asset-backed or mortgage-backed security anticipates, the price of the security may fall, especially if the holder must reinvest the repaid principal at lower rates or must continue to hold the securities when interest rates rise.

     For all bonds there is a risk that an issuer will default. Lower rated and high-yield, high-risk bonds generally are more susceptible to risk of default than higher rated bonds. In addition, it may be difficult for Thrivent Investment Mgt. to sell high-
yield bond investments in certain markets or market environments when high-yield bonds fall out of favor. For the LB Limited
Maturity Bond Fund, these risks increase as Thrivent Investment Mgt. increases the percentage of the Fund's portfolio in lower rated investment-grade bonds or in high-yield bonds.

     The success of the Fund's investment strategy depends significantly on Thrivent Investment Mgt.'s skill in assessing the potential of the securities in which the Fund invests.  Shares of LB Limited Maturity Bond Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund.  The LB Limited Maturity Bond  Fund cannot be certain that it will achieve its objective.

VOLATILITY AND PERFORMANCE

     The bar chart and table shown below provide an indication of the risks of investing in the LB Limited Maturity Bond Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for a one-year period and since inception compared to a broad-based securities market index.

     The bar chart and the table include the effects of Fund expenses and assume that you sold your shares at the end of the period. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor's tax situation and may differ from those shown below, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

     The Fund commenced operations on October 29, 1999.  How a Fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.

[GRAPHIC BAR CHART OMITTED:  YEAR-BY-YEAR TOTAL RETURN]

           Annual
Year       Return

2000        8.22%
2001        8.34%
2002        5.15%

Best Quarter:   Q1 '01    +3.44%
Worst Quarter:  Q1 '02    +0.24%

                                         Average Annual Total Returns
                                               (periods ending
                                              December 31, 2002)
                                        -----------------------------
                                                         Since
                                                       Inception
                                         1-Year        (10/29/99)

LB Limited Maturity Bond Fund
  (Institutional Class)
  Before Taxes                              5.15%            6.79%
  After taxes on distributions              3.63%            4.43%
  After taxes on distributions and
   redemptions                              3.14%            4.26%

Lehman Government Corporate 1-5 Year Bond   5.70%            8.03%

     The Lehman Government Corporate 1-5 Year Bond is an unmanaged index which measures the performance of corporate and government U.S. bonds with maturities of 1-5 years.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the LB Limited Maturity Bond Fund.  The
Institutional Class shares of the Fund have no sales charge (load) and no 12b-1 distribution fees. The Funds may charge a fee of up to $30 for a redemption by wire.  See "Redeeming Shares."

SHAREHOLDER FEES (fees paid directly from
  your investment)
Maximum Sales Charge (Load)                         None
Maximum Deferred Sales Charge (Load)                None

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
  Management Fees                                                  0.30%
  Other Expenses(including a 0.15% shareholder servicing fee)      0.42%
  Total Annual Fund Operating Expenses(1)                          0.72%

(1) Thrivent Investment Mgt. has agreed to voluntarily waive the shareholder servicing fee. With this waiver, the Total Annual
Fund Operating Expenses would be 0.57% for the Institutional Class shares. This temporary waiver may be discontinued at any time.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would BE:

                                  1 Year     3 Years     5 Years    10 Years
                                  ------     -------     -------    --------
LB Limited Maturity Bond Fund      $74        $230        $401       $894

You would pay the following expenses if you did not redeem your shares:

                                  1 Year     3 Years     5 Years    10 Years
                                  ------     -------     -------    --------
LB Limited Maturity Bond Fund      $74        $230        $401       $894

                                               LUTHERAN BROTHERHOOD MONEY MARKET FUND

INVESTMENT OBJECTIVE

     The investment objective of the Lutheran Brotherhood Money Market Fund ("LB Money Market Fund") is current income consistent with stability of principal.

PRINCIPAL STRATEGIES

     The LB Money Market Fund tries to produce current income while preserving the value of your shares by investing in high quality, short term money market instruments that mature in 397 days or less, including U.S. dollar-denominated commercial paper, bank instruments such as certificates of deposit, U.S. government discount notes, and U.S. Treasury Bills.

     Thrivent Investment Mgt., the Fund's investment adviser, uses fundamental investment research techniques to determine what money market instruments to buy and sell. (Fundamental investment analysis is defined on page 3.)  Under normal market conditions, the Fund invests primarily in prime commercial paper.  Thrivent Investment Mgt. looks for prime commercial paper issued by corporations which it believes are financially sound, have strong cash flows, and solid capital levels, are leaders in their industry and have experienced management.

     Thrivent Investment Mgt. manages LB Money Market Fund subject to strict rules established by the Securities and Exchange
Commission that are designed so that LB Money Market Fund may maintain a stable $1.00 share price.  Those guidelines generally require LB Money Market Fund to, among other things, invest only in high quality securities that generally are diversified with respect to issuers, are denominated in U.S. dollars and have short remaining maturities.  In addition, the guidelines require LB
Money Market Fund to maintain a dollar-weighted average portfolio maturity of not more than 90 days.

     Under the guidelines, at least 95% of LB Money Market Fund's total assets must be invested in "first tier" securities.
First-tier securities must be rated by at least two rating agencies in their highest short-term major rating categories (or one, if only one rating agency has rated the security, or if they have not received a short-term rating, determined by Thrivent
Investment Mgt. to be of comparable quality).  First-tier securities generally include U.S. Government securities, such as U.S.
Treasury bills and securities issued or sponsored by U.S. government agencies.  They also may include corporate debt securities, finance company commercial paper and certain obligations of U.S. and foreign banks.

     The remainder of LB Money Market Fund's assets will be invested in securities rated within the two highest rating categories by any two rating agencies (or one, if only one rating agency has rated the security or, if unrated, determined by Thrivent
Investment Mgt. to be of comparable quality), or kept in cash.

PRINCIPAL RISKS

     The LB Money Market Fund's principal risks are those that could affect the yield of its shares.  They include those factors that could cause short-term interest rates to decline, such as a weak economy, strong equity markets and changes by the
Federal Reserve in its monetary policies.

     The success of the Fund's investment strategy depends significantly on Thrivent
Investment Mgt.'s skill in assessing the potential of the securities in which the Fund invests.

     An investment in the LB Money Market Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency.  Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

VOLATILITY AND PERFORMANCE

     The bar chart and table shown below provide an indication of the risks of investing in the LB Money Market Fund by showing changes in the Fund's performance from year to year and by showing the Fund's average annual returns for one and five years and since inception of the Institutional Class shares.

     The bar chart and the table include the effects of Fund expenses and assume that you sold your shares at the end of the period. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor's tax situation and may differ from those shown below, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

     The Fund commenced operations on February 1, 1979.  Prior to October 31, 1997, the shares of the Fund had no specific class designation.  As of that date, all of the outstanding shares were redesignated as Class A shares and, immediately thereafter, shares which qualified as Institutional Class shares were converted to Institutional Class shares.  How a Fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.

[GRAPHIC BAR CHART OMITTED:  YEAR-BY-YEAR TOTAL RETURN]

           Annual
Year       Return

1998       4.99%
1999       4.64%
2000       6.01%
2001       3.84%
2002       1.34%

Best Quarter:       Q4 '00        +1.44%
Worst Quarter:      Q4 '02        +0.30%

                                            Average Annual Total Returns
                                                   (periods ending
                                                  December 31, 2002)
                                            -----------------------------
                                              1-Year   5-Years  Since
                                                               Inception
                                                              (10/31/97)

LB Money Market Fund (Institutional Class)     1.34%    4.15%    4.18%

You may call 1-800-328-4552 to obtain the Fund's current 7-day yield.

FEES AND EXPENSES

     This table describes the fees and expenses that you may pay if you buy and hold shares of the LB Money Market Fund. The
Institutional Class shares of the Fund have no sales charge (load) and no 12b-1 distribution fees. The Funds may charge a fee of up to $30 for a redemption by wire.  See "Redeeming Shares."

SHAREHOLDER FEES (fees paid directly from
   your investment)
Maximum Sales Charge (Load)                       None
Maximum Deferred Sales Charge (Load)              None

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
  Management Fees                                 0.24%
  Other Expenses (including a 0.15% shareholder
    servicing fee)                                0.35%
  Total Fund Operating Expenses(1)                0.59%

(1) Thrivent Investment Mgt. has agreed to voluntarily waive the shareholder servicing fee. With this waiver, the Total Annual
Fund Operating Expenses would be 0.44% for the Institutional Class shares. This temporary waiver may be discontinued at any time.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would BE:

                                1 Year     3 Years     5 Years   10 Years
                                ------     -------     -------   --------
LB Money Market Fund             $60        $189        $329      $738

You would pay the following expenses if you did not redeem your shares:

                                1 Year     3 Years     5 Years   10 Years
                                ------     -------     -------   --------
LB Money Market Fund             $60        $189        $329      $738

                                                            MANAGEMENT

                                                         INVESTMENT ADVISER

     Thrivent Investment Mgt., 625 Fourth Avenue South, Minneapolis, Minnesota 55415, serves as investment adviser for each of the
Funds. Thrivent Investment Mgt. and its affiliates have been in the investment advisory business since 1970 and managed approximately $57.2 billion in assets as of December 31, 2002, including approximately $10.7 billion in mutual fund assets.
Thrivent Investment Mgt. provides investment research and supervision of the Funds' investments.

     Thrivent Investment Mgt. provides investment research and supervision of the assets for each of the Funds, except the LB World
Growth Fund.  For the LB World Growth Fund (the "Subadvised Fund"), Thrivent Investment Mgt. establishes the overall investment strategy and evaluates, selects and recommends, subject to the approval of the Board of Trustees of the Fund, one or more subadvisers to manage the investments of the Subadvised Fund.  Thrivent Investment Mgt. also allocates assets to the subadvisers, monitors the performance, security holdings and investment strategies of the subadvisers and, when appropriate, researches any potential new subadviser for the Funds.  Thrivent Investment Mgt. has ultimate responsibility to oversee the subadvisers and recommend their hiring, termination and replacement.

                                                         PORTFOLIO MANAGERS

LB Opportunity Growth Fund

     Andrea J. Thomas has served as the portfolio manager of LB Opportunity Growth Fund since 2002.  She also serves as portfolio manager of the Opportunity Growth Portfolio, a series of an affiliated mutual fund group.  Ms. Thomas has been with
Thrivent Investment Mgt. since 1993 and served as an associate portfolio manager from 1997 to 2002.

LB Mid Cap Growth Fund

      Brian L. Thorkelson has served as the portfolio manager of LB Mid Cap Growth Fund since the Fund's inception in 1997.  Mr.
Thorkelson also has served as portfolio manager of the Mid Cap Growth Portfolio, a series of an affiliated mutual fund group.  Mr.
Thorkelson has been with Thrivent Investment Mgt. since 1987.

LB World Growth Fund

      Thrivent Investment Mgt. has engaged Price International, 100 East Pratt Street, Baltimore, Maryland 21202, as investment subadviser for LB World Growth Fund.  Price International is one of the world's largest international mutual fund asset managers with the U.S. equivalent of about $18.0 billion under management as of December 31, 2002 in its offices in Baltimore, London,
Tokyo, Singapore, Paris, Hong Kong, and Buenos Aires. Price International has an investment advisory group that has day-to-day responsibility for managing the Fund and developing and executing the Fund's investment program.

LB Growth Fund

     Scott A. Vergin has served as the portfolio manager of LB Growth Fund since 2002.  Mr. Vergin also has served as portfolio manager of the following series of affiliated mutual fund groups:  AAL Aggressive Growth Portfolio since 2002; The AAL Aggressive
Growth Fund since 2002;  and the Growth Portfolio since 1994.  Mr. Vergin has been with Thrivent Investment Mgt. since 1984.

LB Fund

      Frederick L. Plautz has served as the portfolio manager of LB Fund since  2002.  Mr. Plautz also serves as a portfolio manager of the following series of affiliated mutual fund groups:  AAL Capital Growth Portfolio since 2001; The AAL Balanced Fund since 1997; and The AAL Capital Growth Fund since 1995.Mr. Plautz has been with Thrivent Investment Mgt. since 1995.

LB Value Fund

     Lewis A. Bohannon has served as the portfolio manager of LB Value Fund since  2002.  He also has served as portfolio manager of the following series of affiliated mutual fund groups:  Value Portfolio since 2002; AAL Equity Income Portfolio since 2001; and
The AAL Equity Income Fund since 1995.  Mr. Bohannon has been with Thrivent Investment Mgt. since 1995.

LB High Yield Fund

     Paul J. Ocenasek and Mark L. Simenstad  serve as portfolio co-managers of LB High Yield Fund.  Mr. Ocenasek has served as a portfolio manager of LB High Yield Fund since 1997.  He also has served as portfolio co-manager of High Yield Portfolio, a series of an affiliated mutual fund group, since 2001.  Mr. Ocenasek has been with Thrivent Investment Mgt. since 1987. Mr. Simenstad has served as a portfolio manager of LB High Yield Fund since 2001, and he has been a portfolio manager with Thrivent Investment Mgt.
since 1999.  Mr. Simenstad served as chief investment officer for fixed-income investing at Voyageur Asset Management from 1996 until 1999.

LB Income Fund

     Michael G. Landreville and Alan D. Onstad serve as portfolio co-managers of LB Income Fund.  Mr. Landreville has served as a portfolio manager of LB Income Fund since 1998.  Mr. Landreville also serves as a portfolio manager of the following series of affiliated mutual fund groups:  The AAL Bond Fund since 2002;  Income Portfolio since 2001; Limited Maturity Bond Portfolio since
2001; and LB Limited Maturity Bond Fund since 1999.  Mr. Landreville has been with Thrivent Investment Mgt. since 1983, and he
served as associate portfolio manager from 1987 through 1997.   Mr. Onstad has served as a portfolio manager of LB Income Fund since 2002.  Mr. Onstad also serves as a portfolio manager of the following series of affiliated mutual fund groups:  Income
Portfolio since 2002; The AAL Bond Fund since 1999; and The AAL Balanced Fund since 1999.  Mr. Onstad has been a portfolio manager with Thrivent Investment Mgt. since 1995.

LB Municipal Bond Fund

     Janet I. Grangaard has served as portfolio manager of LB Municipal Bond Fund since 2002.  She also has served as portfolio manager of The AAL Municipal Bond Fund, a series of an affiliated mutual fund group, since 2002.  Ms. Grangaard has been a portfolio manager with Thrivent Investment Mgt. since 1994.

LB Limited Maturity Bond Fund

     Michael G. Landreville has served as portfolio manager of LB Limited Maturity Bond Fund since its inception in 1999.  Mr.
Landreville also serves as a portfolio manager of the following series of affiliated mutual fund groups:  The AAL Bond Fund since
2002; Income Portfolio since 2001; Limited Maturity Bond Portfolio since 2001; and LB Income Fund since 1998.  Mr. Landreville has been with Thrivent Investment Mgt. since 1983, and he served as associate portfolio manager from 1987 through 1997.

LB Money Market Fund

      Gail R. Onan has served as portfolio manager of LB Money Market Fund since 1994.  Ms. Onan also has served as the portfolio manager of the following series of affiliated mutual fund groups:  The AAL Money Market Fund since 2002; AAL Money Market
Portfolio since 2002; and Money Market Portfolio since 1994.  Ms. Onan has been with Thrivent Investment Mgt. since 1969.

                                                  PERSONAL SECURITIES INVESTMENTS

      Personnel of Thrivent Investment Mgt. and Price International may invest in securities for their own account pursuant to codes of ethics that establish procedures for personal investing and restrict certain transactions. Transactions in securities that may be held by the Funds are permitted, subject to compliance with applicable provisions under the codes of ethics.

                                                           ADVISORY FEES

      Each Fund pays an investment advisory fee to Thrivent Investment Mgt.  During the fiscal year ended October 31, 2002,
Thrivent Investment Mgt. received the following advisory fees, expressed as a percentage of the Fund's net assets:

           LB Opportunity Growth Fund                  0.46%
           LB Mid Cap Growth Fund(1)                   0.08%
           LB World Growth Fund(2)                     0.60%
           LB Growth Fund(3)                           0.00%
           LB Fund                                     0.37%
           LB Value Fund(3)                            0.00%
           LB High Yield Fund                          0.39%
           LB Income Fund(4)                           0.29%
           LB Municipal Bond Fund                      0.32%
           LB Limited Maturity Bond Fund(5)            0.00%
           LB Money Market Fund(6)                     0.20%
------------
(1)  After giving effect to a fee waiver of 0.35%.
(2)  After giving effect to a fee waiver of 0.23%.
(3)  After giving effect to a fee waiver and expense reimbursement of 0.65%.
(4)  After giving effect to a fee waiver of 0.05%.
(5)  After giving effect to a fee waiver and expense reimbursement of 0.30%.
(6)  After giving effect to a fee waiver of 0.04%.

                                                      SHAREHOLDER INFORMATION

[BEGIN CALLOUT]

HOW TO CONTACT US

By Telephone:
      1-800-847-4836
      press 1 to speak with a customer service representative
      or
      press 2 to use the Automated Service Line

By Internet:
      www.thrivent.com

By Mail (New Applications):
     The Lutheran Brotherhood Family of Funds
     P.O. Box 310
     Minneapolis, Minnesota 55440-0310

By Mail (Additional Investments):
     The Lutheran Brotherhood Family of Funds
     P.O. Box 59025
     Minneapolis, Minnesota 55459-0025

By Mail (Redemptions, Exchanges or Other Requests):
     The Lutheran Brotherhood Family of Funds
     P.O. Box 9491
     Minneapolis, Minnesota 55440-9491

By Express Mail:
     The Lutheran Brotherhood Family of Funds
     625 Fourth Avenue South
     Minneapolis, Minnesota 55415

[END CALLOUT]

                                                       PRICING FUNDS' SHARES

      The price of a Fund's shares is based on the Fund's net asset value ("NAV"). Each Fund determines the NAV for a particular class once daily at the close of trading on the New York Stock Exchange ("NYSE"), which is normally 4:00 p.m. Eastern time. The
Funds do not determine NAV on holidays observed by the NYSE or on any other day when the NYSE is closed. The NYSE is regularly closed on Saturdays and Sundays, New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day,
Independence Day, Labor Day, Thanksgiving and Christmas. The price at which you purchase or redeem shares of the Funds is based on the NAV next calculated after the Funds receive your payment or redemption request.

     LB Money Market Fund seeks to maintain a stable $1.00 NAV pursuant to procedures established by the Board of Trustees for the
Funds, which utilize the amortized cost method.  Valuing securities held by LB Money Market Fund on the basis of amortized cost involves a constant amortization of premium or accretion of discount to maturity, regardless of the impact of fluctuating interest rates on the market value of the security.  This method is explained further in the Statement of Additional Information.

     Each other Fund determines the NAV for a particular class by dividing the total Fund assets attributable to that class, less all liabilities attributable to such class, by the total number of outstanding shares of that class. To determine the NAV, the other Funds generally value their securities at current market value using readily available market prices. If market prices are not available or do not accurately reflect fair value for a security, the fair value of that security may be determined under policies approved by the Board of Trustees.

     Some of the Funds hold securities that trade on foreign exchanges. These exchanges may trade on weekends or other days when the Funds do not price their shares. As a result, the value of a Fund's shares may change at a time when those shares may not be purchased or redeemed.

                                                     INSTITUTIONAL CLASS SHARES

     The Lutheran Brotherhood Family of Funds has adopted a system of multiple classes of shares for each of the Funds.  There is no sales load imposed in connection with the purchase of Institutional Class shares and such shares are not subject to any Rule
12b-1 fee.  Effective March 1, 2003, Thrivent Investment Mgt. has agreed to voluntarily waive the shareholder servicing fee of
0.15% on the average daily net assets of Institutional Class shares.  The temporary waiver of the shareholder servicing fee may be discontinued at any time.

     Institutional Class shares are offered to Lutheran institutions, Lutheran church organizations, retirement plans sponsored by
Lutheran institutions and Lutheran participants in the Allocation Advantage(R) mutual fund asset allocation program offered by
Thrivent Investment Mgt. Because the sales charges and expenses vary between the Class A shares, Class B shares and Institutional
Class shares, performance will vary with respect to each class. A copy of the Class A and Class B prospectus may be obtained by writing us, calling toll free 1-800-847-4836, or downloading it from our Web site (www.thrivent.com).

                                                          BUYING SHARES

OPENING AN ACCOUNT

     You must open an account for each Fund that you want to purchase.  Your Thrivent Investment Mgt. representative is ready to help you open a new account. If you do not know the name of your representative, please call our Investment Interaction Center
("Interaction Center") at (800) THRIVENT (847-4836).

     How you register your account with the Funds can affect your legal interests as well as the rights and interests of your family and beneficiaries. You should always consult with your legal and/or tax adviser to determine the account registration that best meets your needs. You must clearly identify the type of account you want on your application. If shares are held in the name of a corporation, trust, estate, custodianship, guardianship, partnership or pension and profit sharing plan,  additional documentation may be necessary.

REQUIRED MINIMUM INVESTMENTS

     You may combine your purchases of Class A, Class B and Institutional Class shares of the Funds to meet the minimum investment requirements.  As long as the initial minimum investment requirements are maintained, there are no subsequent minimum investment requirements.  Please note that the following minimum investment requirements do not apply to shares purchased through the Allocation Advantage mutual fund asset allocation program described below.

------------------------------------------- ------------------------------ ------------------------------
                                            Initial Purchase (Aggregate)    Initial Purchase (Per Fund)
Lutheran Institutions                                 $500,000                        $50,000
Lutheran Congregations                                $250,000                        $25,000
------------------------------------------- ------------------------------ ------------------------------

     The Allocation Advantage mutual fund asset allocation program is a fee-based investment advisory service offered by Thrivent
Investment Mgt. to persons who make an initial investment of $100,000.  Lutheran participants in the Allocation Advantage program may purchase Institutional Class shares of any Fund by making an initial minimum investment of $5,000 for a non-IRA account and
$1,000 for an IRA account.  Once the purchase minimums have been met, systematic investments of shares of mutual funds have a minimum purchase requirement of $100.

     Thrivent Investment Mgt. will charge participants in the Allocation Advantage program a fee of $50.00 for any redemption of shares of a mutual fund that have been held in the participant's account for less than six months.  However, if the redemption of shares is made through our Systematic Withdrawal Plan, Thrivent Investment Mgt. will charge the participant a fee of $5.00 for each such redemption.  In addition, Thrivent Investment Mgt. will also charge a fee of $15.00 for any redemption from a participant's account of shares of a mutual fund that is not available through the Allocation Advantage program.

     Shares of the Funds are issued on days on which the New York Stock Exchange ("NYSE") is open, which generally are weekdays other than national holidays.  Your order will be considered received when your check or other payment is received in good order.
Orders that are received before the close of regular trading on the NYSE (generally 4:00 p.m. Eastern time) will be processed at the net asset value calculated that day.  Orders received after the close of regular trading on the NYSE will be processed at the net asset value calculated on the following business day.  The Funds reserve the right to reject any purchase request.

INITIAL PURCHASES

     You may purchase initial shares through your Registered Representative or in any of the following ways:

     * By mail
     * By wire transfer

     Initial Purchases by Mail

     To buy shares of the Funds by mail:

     * Complete and mail your new account application for each different account registration. If you do not complete the application properly, your purchase may be delayed or rejected.

     * Make your check payable to the Fund you are buying. If more than one Fund, make your check payable to "The Lutheran
       Brotherhood Family of Funds."

Initial Purchases by Wire Transfer

     In order to buy shares of the Funds by wire transfer, your bank must be a member of, or have a corresponding relationship with a member of, the Federal Reserve System.

Step 1:  Call our Interaction Center at (800) THRIVENT (847-4836) and
         provide the following information:

         *  Your account registration;
         *  The name of the Fund(s) in which you want to invest;
         *  The Class of shares you wish to buy;
         *  Your address;
         *  Your Social Security or tax identification number;
         *  The dollar amount;
         *  The name of the wiring bank; and
         *  The name and telephone number of the person at your bank who the Funds can contact about your purchase.

Step 2:  Instruct your bank to use the following instructions when wiring funds:

         Wire transfer to:
           Wells Fargo Bank, NA
           6th Street and Marquette Avenue
           Minneapolis, Minnesota 55479
           ABA #091000019
           Account #00-003-156

         Credit:
           Thrivent Financial Investor Services Inc. as Agent for the benefit of The Lutheran Brotherhood Family of Funds
           Account #00-003-156

         Further Credit:
           [Name of the Fund]
           [Shareholder Account Number]
           [Shareholder Registration/Name]

         Please call (800) THRIVENT (847-4836) prior to the wire transfer in order to obtain a confirmation number and to ensure prompt and accurate handling of funds.

Step 3:  Mail your application.

         The Fund and its transfer agent are not responsible for the consequences of delays resulting from the banking or Federal
Reserve wire transfer system, or from incomplete wiring instructions.

ADDITIONAL PURCHASES

     You may purchase additional shares through your Registered Representative or in any of the following ways:

           *  By mail
           *  By telephone
           *  By the Internet
           *  By wire transfer
           *  Through the Automatic Investment Plan

Additional Purchases By Mail

     To make additional purchases by mail, make your check payable to the specific Fund in which you are investing.
Please indicate your Fund account number on the face of your check.  If you have more than one account, always verify that you are investing in the proper account.  This will help ensure the proper handling of the transaction.

Additional Purchases By Telephone

     Before you can buy additional shares by telephone, you must have selected the Request for Telephone Purchase option on the application.  Once you have selected this option, you can call our Interaction Center at (800) THRIVENT (847-4836) and we will withdraw money from your bank checking or savings account to make your investment.  You pay the next price computed after the
Funds have received your investment from your bank, which is usually three business days after you authorize the transfer.  If you need to invest sooner, you should consider making a wire transfer purchase.

     We have implemented procedures designed to reasonably ensure that telephone instructions are genuine.  These procedures include recording telephone conversations, requesting verification of certain personal information, restricting transmittal of redemption proceeds to pre-authorized account owners and addresses and supplying transaction verification information.  Please note, however, that we will not be liable for losses suffered by a shareholder that result from following telephone instructions reasonably believed to be authentic after verification pursuant to these procedures. If an account has multiple owners, we may rely on the instructions of any one account owner.  This privilege may not be available on all retirement plan accounts.

Additional Purchases By the Internet

     You may purchase additional shares within your Fund accounts over the Internet (pre-authorized bank information is required prior to purchase).  We require a Personal Identification Number (PIN) prior to authorizing transactions on your Fund accounts.
This privilege may not be available on all retirement plan accounts.

Additional Purchases By Wire Transfer

     You may make additional purchases in an existing Fund account by wire transfer.  In order to buy shares of the Funds by wire transfer, your bank must be a member of, or have a corresponding relationship with a member of the Federal Reserve System.

     Instruct your bank to use the following instructions when wiring funds:

          Wire transfer to:
            Wells Fargo Bank, NA
            6th Street and Marquette Avenue
            Minneapolis, Minnesota 55479
            ABA #091000019
            Account #00-003-156

          Credit:
           Thrivent Financial Investor Services Inc. as Agent for the benefit of The Lutheran Brotherhood Family of Funds
           Account #00-003-156

          Further Credit:
           [Name of the Fund]
           [Shareholder Account Number]
           [Shareholder Registration/Name]

     The Fund and its transfer agent are not responsible for the consequences of delays resulting from the banking or Federal
Reserve wire transfer system, or from incomplete wiring instructions.

AUTOMATIC INVESTMENT PLANS

     The Funds offer several automatic investment plans to make periodic investing more convenient. Using the Funds' automatic investment plans, you may implement a strategy called dollar cost averaging.  Dollar cost averaging involves investing a fixed amount of money at regular intervals.  When you dollar cost average, you purchase more shares when the price is low and fewer shares when the price is high.  Dollar cost averaging does not ensure a profit or protect against a loss during declining markets.  Because such a program involves a continuous investment regardless of changing share prices, you should consider your ability to continue the program through times when the share prices are high.

     Please note that it takes up to 10 business days from the time you invest for the transfer agent to validate any electronic transfer.  This will cause some delay in your ability to redeem or transfer from your account.

     For further information regarding any of the following automatic investment plans, contact your Thrivent Investment Mgt.
representative or our Interaction Center at (800) THRIVENT (847-4836).

Automatic Bank Withdrawal Plan

     Investors who wish to make regular additional investments in an existing Fund account may do so through the Funds' bank draft plan.  Under this plan, the Funds will draft an investor's bank checking or savings account in the amount specified on specified dates.  The proceeds will be invested in shares of the specified Fund at the applicable offering price determined on the date of the draft.  To use this plan you must authorize the plan on your application form, or subsequently in writing, and submit additional documents.

The Automatic Exchange Plan

     The automatic exchange plan allows investors to make regular automatic investments in an existing Fund account by redemption of the same class of shares from their LB Money Market Fund account.  The automatic exchange  plan allows investors to select the transaction date.  To start, stop or change the plan, you must notify the Funds at least 24 hours prior to the transaction date.

RETIREMENT PLANS

     Individual and employer-sponsored retirement plans may be established with assets invested in The Lutheran Brotherhood
Family of Funds.  These accounts may offer you tax advantages.  You should consult with your attorney and/or tax advisor before you establish a retirement plan.  Additional fees may apply to some retirement accounts.  Please review plan documents for more information.  Your registered representative can provide you with the materials, documents and forms you need for establishing your retirement plan.

PURCHASE POLICIES

     Your payment must be in U.S. dollars drawn on a U.S. bank.  We do not accept cash.  If you purchase shares by check, electronic funds transfer (other than bank wire), or automatic investment plan and you elect to redeem those shares soon after their purchase, we may postpone paying the redemption proceeds until your payment has cleared or up to 10 days from the date of purchase.

     We reserve the right to suspend the offering of shares for a period of time and the right to reject any specific purchase of shares.

CONFIRMATION

     Thrivent Investment Mgt. will maintain a share account for you.  Share certificates will not be issued.  We generally mail written confirmation of your purchases, except for additional purchases in the LB Money Market Fund, within five business days
following the date of your purchase.  We mail confirmation of additional purchases in the LB Money Market Fund monthly.   We mail
confirmation of your automatic investment plan transactions at least quarterly.  For information about your shares, please contact the Interaction Center at (800) THRIVENT (847-4836).

                                                          REDEEMING SHARES

     You can sell your shares on any business day we price the Funds' shares.  Once we receive your request for redemption, we will redeem your shares at the next NAV on any day on which the NYSE is open for business. The Funds may postpone payment or suspend the right of redemption in unusual circumstances, as permitted by the U.S. Securities and Exchange Commission.  When you
purchase shares by check, the Funds may delay payment for redemption requests for the shares purchased for up to 10 business days or until your payment has cleared.

     If shares are held in the name of a corporation, trust, estate, custodianship, guardianship, partnership or pension and profit sharing plan, or if you have requested and received share certificates, additional documentation may be necessary.

     You may redeem shares in any of the following ways:

           *  By mail
           *  By phone
           *  By the Internet
           *  By wire transfer
           *  Through the Systematic Withdrawal Plan

Redemptions by Mail

Step 1:  Prepare a written request including the following information:

         *  Name(s) of the account owner(s);
         *  Your account number;
         *  The name of the Fund(s) whose shares are being redeemed; and
         *  Dollar or share amount you wish to redeem.

         You must have a Medallion Signature Guarantee if you want to do any of the following:

         *  Sell shares with a value of more than $100,000;
         *  Send the proceeds to an address other than the one listed for your account; or
         *  Make the check payable to someone other than the account owners(s).

         A Medallion Signature Guarantee is a stamp provided by a financial institution that verifies your signature. You endorse the certificate on the back and have the signature(s) guaranteed by an eligible guarantor institution such as a commercial bank, trust company, security broker or dealer, credit union, or a savings association participating in the Medallion
         Signature Guarantee Program. A Medallion Signature Guarantee may be obtained at any national bank or brokerage firm.

Step 2:  Mail your redemption request.

         Please note, an additional fee may be assessed for a redemption delivered by overnight mail or Saturday delivery.

         The Funds will mail payment proceeds within seven days following receipt of all required documents. However, mailing may be delayed if we are waiting for your means of purchase to clear.

Redemptions by Telephone

     The privilege to redeem shares by telephone is automatically extended to all accounts except certain retirement plan accounts, unless the option is specifically declined on your application.  If you do not want the telephone redemption option, please call our Interaction Center at (800) THRIVENT (847-4836).  By accepting this privilege, you assume some risks for unauthorized transactions.

     The following conditions apply:

     * Telephone redemption checks will be issued to the same payee(s) as the account registration and sent only to the address of record.
     * There has been no change of address in the preceding 30 days.
     * The request is for $100,000 or less.  However, requests to redeem more than $100,000 will be accepted if the account contains pre-established wire instructions.
     * Shares to be redeemed cannot be in certificate form.

     The Funds will mail payment proceeds within seven days following receipt of all required documents.

Redemptions by the Internet

     You may redeem shares within your Fund accounts over the Internet.  We require a Personal Identification Number (PIN) prior to authorizing transactions on your Fund accounts. This privilege may not be available on  retirement plan accounts.

Redemptions by Wire Transfer

     When redeeming shares by wire transfer, the following conditions apply:

      *  A fee of up to $30 may be assessed for redemptions by wire.
      *  This privilege may not be available on all retirement plan accounts.

Systematic Withdrawal Plan

     You can have money automatically withdrawn from your Fund account(s) on a regular basis by using our systematic withdrawal plan.  The plan allows you to receive funds or direct payments at regular intervals.  The following rules and/or guidelines apply:

       *  You need a minimum of $50,000 in your account ($25,000 for Lutheran congregations) to start the plan.
       *  You can select the date(s) on which the money is withdrawn.
       *  To start the plan or change the payee(s), you must notify us in writing and you must have all account owner(s) sign the appropriate form, which is available from our Interaction Center.
       *  Money can be sent by check or electronic funds transfer.
       *  To stop or change your plan, you must notify Thrivent Investment Mgt. prior to the next withdrawal.

                                                  EXCHANGING SHARES BETWEEN FUNDS

     You may exchange some or all of your shares of one Fund for shares of the same class of any of the other Funds.  In addition, you may exchange Institutional Class shares of your Funds for Institutional Class shares of The AAL Mutual Funds.

     If you are eligible to purchase Institutional Class shares, you may exchange some or all of your Class A shares for
Institutional Class shares of any of the Funds or Institutional Class shares of The AAL Mutual Funds.

     All exchanges will be based on the NAV of the shares you are exchanging and acquiring and will be subject to the minimum investment requirements. Except as described above, shares of one class may not be exchanged for shares of another class.

     An excessive number of exchanges may be disadvantageous to the Funds.  Therefore, the Funds reserve the right to terminate the exchange privilege of any shareholder who makes more than 12 exchanges in a year.  Further, the funds reserve the right to modify or terminate the exchange privilege at any time with respect to any Fund, if the Funds' Trustees determine that continuing the privilege may be detrimental to shareholders.  If the exchange policies are materially modified or terminated, we will give you at least 60 days prior notice.

     You may obtain an exchange form or receive more information about making exchanges between Funds by contacting your
Thrivent Investment Mgt. registered representative.

     You may exchange funds in any of the following ways:
     *  By mail
     *  By telephone
     *  By the Internet

Exchanges by Mail

Prepare and mail a written request including the following information:
      *  Name(s) of the account owner(s);
      *  Your Fund(s) and account number(s);
      *  Dollar or share amount you wish to exchange;
      *  The name of the Fund(s) and account number(s) you are exchanging into; and
      *  Signatures of all account owners.

Exchanges by Telephone

     The privilege to exchange shares by telephone is automatically extended to all accounts, unless the option is specifically declined on your application.  If you do not want the telephone exchange option, please call our Interaction Center at (800)
THRIVENT (847-4836).  By accepting this privilege, you assume some risks for unauthorized transactions.
You may exchange shares for which certificates have not been issued by calling our Interaction Center at (800) THRIVENT
(847-4836).  Telephone exchange requests received prior to the close of the NYSE, usually 4:00 p.m. Eastern Time, will receive that day's price.

     During periods of extreme volume caused by dramatic economic or stock market changes, shareholders may have difficulty reaching our Interaction Center by phone, and a telephone exchange may be difficult to implement at those times.  The Funds reserve the right to temporarily discontinue the telephone exchange privilege during such periods of extreme volume.

Exchanges by the Internet

     You may exchange shares within your Fund accounts over the Internet.  We require a Personal Identification Number (PIN) prior to authorizing transactions on your Fund accounts. This privilege may not be available on all retirement plan accounts.

                                                    ACCOUNTS WITH LOW BALANCES

     Due to the high cost of maintaing accounts with low balances, the Funds may redeem shares in any account if the value of
Institutional Class shares in the account falls below the required minimum amount for your type of account.

     Before shares are redeemed to close an account, you will be notified in writing and allowed 60 days to purchase additional shares.  Shares will not be redeemed if the account's value drops below the minimum only because of market fluctuations.

                                                            DISTRIBUTIONS

DIVIDENDS

     Dividends are declared and paid as follows:

      - declared daily and paid monthly      LB High Yield Fund
                                             LB Income Fund
                                             LB Municipal Bond Fund
                                             LB Limited Maturity Bond Fund
                                             LB Money Market Fund

      - declared and paid annually           LB Opportunity Growth Fund
                                             LB Mid Cap Growth Fund
                                             LB World Growth Fund
                                             LB Growth Fund
                                             LB Fund
                                             LB Value Fund

     Income dividends are derived from investment income, including dividends, interest, and certain foreign currency gains received by a Fund.

CAPITAL GAINS

     Capital gains distributions, if any, usually will be declared in December for the prior fiscal year ending October 31.

DISTRIBUTION OPTIONS

     When completing your application, you must select one of the following options for dividends and capital gains distributions:

     *  Full Reinvestment. Distributions from a Fund will be reinvested in additional shares of the same class of that Fund.  This option will be selected automatically unless one of the other options is specified.

     *  Full Reinvestment in a Different Fund.  You may also choose to have your distributions reinvested into an existing account of the same class of another Fund within The Lutheran Brotherhood Family of Funds.

     *  All Cash. Distributions will be paid in cash.  Your request to receive all or a portion of your distributions in cash must be received at least 10 days before the record date of the dividend or other distribution.

     *  Part Cash and Part Reinvestment. You may request to have part of your distributions in cash and part of your distributions reinvested in additional shares of the same class of that Fund.

     Distributions paid in shares will be credited to your account at the next determined NAV per share.

                                                               TAXES

     In general, any dividends and short-term capital gains distributions you receive from a Fund are taxable as ordinary income.
Distributions of other net capital gains by a Fund are generally taxable as capital gains - in most cases, at different rates from those that apply to ordinary income. We expect that distributions from LB Opportunity Growth Fund, LB Mid Cap Growth Fund, LB
World Growth Fund, LB Growth Fund, LB Fund, and LB Value Fund will consist primarily of capital gains and that distributions from
LB High Yield Fund, LB Income Fund, LB Limited Maturity Bond Fund and LB Money Market Fund will consist primarily of ordinary income.

     The tax you pay on a given capital gains distribution generally depends on how long a Fund has held the portfolio securities it sold.  It does not depend on how long you have owned your Fund shares or whether you reinvest your distributions or take them in cash.

     Every year, the Funds will send you information detailing the amount of ordinary income and capital gains distributed to you for the previous year.  The sale of shares in your account may produce a gain or loss, and is a taxable event.  For tax purposes, an exchange between Funds is the same as a sale.  You will not be required to pay federal income tax on exchanges of Class A or
Class B shares of a Fund for Institutional Class Shares of the same Fund.

     Your investment in the Funds could have additional tax consequences.  Please consult your tax professional for assistance.

     By law, the Funds must withhold 30% of your distributions and proceeds if you have not provided complete, correct taxpayer information.

LB MUNICIPAL BOND FUND

     You will not be required to pay federal income tax on dividends of LB Municipal Bond Fund that represent interest that the Fund earns on tax-exempt securities.  The Fund may, however, invest a portion of its assets in securities that generate income that is not exempt from federal income tax or securities that are subject to the alternative minimum tax.  In addition, income of the Fund that is exempt from federal income tax may be subject to state and local income tax.  Any capital gains distributed by LB
Municipal Bond Fund may be taxable.

LB WORLD GROWTH FUND

     Foreign investments pose special tax issues for the LB World Growth Fund and its shareholders.  For example, certain gains and losses from currency fluctuations may be taxable as ordinary income.  Also, certain foreign countries withhold some interest and dividends that otherwise would be payable to the LB World Growth Fund.  If the amount withheld is material, shareholders may be able to claim a foreign tax credit.

                                             OTHER SECURITIES AND INVESTMENT PRACTICES

     The principal investment strategies and risk factors of each Fund are outlined beginning on page 2.  This section provides additional information about some of the securities and other practices in which certain Funds may engage, along with their associated risks.

     REPURCHASE AGREEMENTS.  Each of the Funds may buy securities with the understanding that the seller will buy them back with interest at a later date.  If the seller is unable to honor its commitment to repurchase the securities, the Fund could lose money.

     WHEN-ISSUED SECURITIES.  Each Fund may invest in securities prior to their date of issue.  These securities could fall in value by the time they are actually issued, which may be any time from a few days to over a year.  In addition, no income will be earned on these securities until they are actually delivered.

     MORTGAGE-BACKED AND ASSET-BACKED SECURITIES.  LB High Yield Fund, LB Income Fund, LB Limited Maturity Bond Fund and LB Money
Market Fund may invest in mortgage-backed and asset-backed securities.  Mortgage-backed securities are securities that are backed by pools of mortgages and which pay income based on the payments of principal and income they receive from the underlying mortgages.  Asset-backed securities are similar but are backed by other assets, such as pools of consumer loans.  Both are sensitive to interest rate changes as well as to changes in the redemption patterns of the underlying securities.  If the principal payment on the underlying asset is repaid faster or slower than the holder of the mortgage-backed or asset-backed security anticipates, the price of the security may fall, especially if the holder must reinvest the repaid principal at lower rates or must continue to hold the securities when interest rates rise.

     ZERO COUPONS.  Each of the Funds may invest in zero coupon securities.  A zero coupon security is a debt security that is purchased and traded at discount to its face value because it pays no interest for some or all of its life.  Interest, however, is reported as income to the Fund that has purchased the security and the Fund is required to distribute to shareholders an amount equal to the amount reported.  Those distributions may require the Fund to liquidate portfolio securities at a disadvantageous time.

     INDUSTRY EXPOSURE.   Each of the Funds may invest up to (but not more than) 25% of its assets in the securities of a single industry.  To the extent that a Fund invests in a particular industry, it will be exposed to the unique risks associated with that industry.  As of the date of this prospectus, none of the Funds held securities of any company primarily engaged in the alcohol, gaming, or tobacco industries.  The Funds are not prohibited from investing in these industries, however, and may hold such securities from time to time in the future.

     FOREIGN SECURITIES.  Each of the Funds may invest in foreign securities.  Foreign securities are generally more volatile than their domestic counterparts, in part because of higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates.  These risks are usually higher in less developed countries.  Each of these Funds except the LB Money
Market Fund may use foreign currencies and related instruments to hedge its foreign investments.

     In addition, foreign securities may be more difficult to resell than comparable U.S. securities because the markets for foreign securities are less efficient.  Even where a foreign security increases in price in its local currency, the appreciation may be diluted by the negative effect of exchange rates when the security's value is converted to U.S. dollars.  Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities.

     INTERNATIONAL EXPOSURE.  Each of the Funds except LB Municipal Bond Fund and LB Money Market Fund may have some international exposure (including emerging markets) in their investments.  Many U.S. companies in which these Funds may invest generate significant revenues and earnings from abroad.  As a result, these companies and the prices of their securities may be affected by weaknesses in global and regional economies and the relative value of foreign currencies to the U.S. dollar.  These factors, taken as a whole, could adversely affect the price of Fund shares.

     RESTRICTED AND ILLIQUID SECURITIES.  Each of the Funds may invest to a limited extent in restricted or illiquid securities.
Any securities that are thinly traded or whose resale is restricted can be difficult to sell at a desired time and price.  Some of these securities are new and complex, and trade only among institutions.  The markets for these securities are still developing and may not function as efficiently as established markets.  Owning a large percentage of restricted or illiquid securities could hamper a Fund's ability to raise cash to meet redemptions.  Also, because there may not be an established market price for these securities, the Fund may have to estimate their value, which means that their valuation (and, to a much smaller extent, the valuation of the Fund) may have a subjective element.

     SECURITIES LENDING.  Each of the Funds, except the LB Money Market Fund, may seek additional income by lending portfolio securities to qualified institutions.  By reinvesting any cash collateral it receives in these transactions, a Fund could realize additional gains or losses.  If the borrower fails to return the securities and the invested collateral has declined in value, the
Fund could lose money.

     DERIVATIVES.  Each of the Funds, except the LB Money Market Fund, may invest in derivatives.  Derivatives, a category that includes options and futures, are financial instruments whose value derives from another security, an index or a currency.  Each
Fund may use derivatives for hedging (attempting to offset a potential loss in one position by establishing an interest in an opposite position).  This includes the use of currency-based derivatives for hedging its positions in foreign securities.  Each
Fund may also use derivatives for speculation (investing for potential income or capital gain).

     While hedging can guard against potential risks, it adds to the fund's expenses and can eliminate some opportunities for gains.  There is also a risk that a derivative intended as a hedge may not perform as expected.

     The main risk with derivatives is that some types can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative.

     With some derivatives, whether used for hedging or speculation, there is also the risk that the counterpart may fail to honor its contract terms, causing a loss for the Fund.  In addition, suitable derivative investments for hedging or speculative purposes may not be available.

     HIGH-YIELD BONDS.  Each of the Funds except LB Municipal Bond Fund and LB Money Market Fund may invest in high-yield bonds.
High-yield bonds are debt securities rated below BBB by S&P or Baa by Moody's.  To the extent that a Fund invests in high-yield bonds, it takes on certain risks:

     o  The risk of a bond's issuer defaulting on principal or interest payments is greater than on higher quality bonds.
     o  Issuers of high-yield bonds are less secure financially and are more likely to be hurt by interest rate increases and declines in the health of the issuer or the economy.

     GOVERNMENT BONDS AND MUNICIPAL BONDS.  LB Limited Maturity Bond Fund may also invest in government bonds and municipal bonds.  As a result, the Fund's performance may be affected by political and economic conditions at the state, regional or Federal level.  These may include budgetary problems, declines in the tax base and other factors that may cause rating agencies to downgrade the credit ratings on certain issues.

     BONDS.  The value of any bonds held by a Fund is likely to decline when interest rates rise; this risk is greater for bonds with longer maturities.  A less significant risk is that a bond issuer could default on principal or interest payments, possibly causing a loss for the Fund.

     SHORT-TERM TRADING.  The investment strategy for each Fund except LB Money Market Fund at times may include short-term trading.  While a Fund ordinarily does not trade securities for short-term profits, it will sell any security at any time it believes best, which may result in short-term trading.  Short-term trading can increase a Fund's transaction costs and may increase your tax liability.

     The LB Income Fund and LB Limited Maturity Bond Fund had portfolio turnover rates of over 100% for the fiscal year ending
October 31, 2002, largely because of those Funds' active involvement in a mortgage dollar roll program.  A mortgage dollar roll program involves the purchase and sale of mortgage-backed securities.  The adviser believes that the benefits of investing in such a program will outweigh the potential for increased transaction costs or capital gains.

     INITIAL PUBLIC OFFERING.  Each of the Funds may engage in initial public offerings (IPOs) of securities.  IPOs issued by unseasoned companies with little or no operating history are risky and their prices are highly volatile, but they can result in very large gains in their initial trading.  Thus, when the Fund's size is smaller, any gains form IPOs will have an exaggerated impact on the Fund's reported performance than when the Fund is larger.  Attractive IPOs are often oversubscribed and may not be available to the Fund, or only in very limited quantities.  There can be no assurance that a Fund will have favorable IPO investment opportunities.

     SECURITIES RATINGS.  When fixed-income securities are rated by one or more independent rating agencies, a Fund uses these ratings to determine bond quality.  Investment grade bonds are those that are rated within or above the BBB major rating category by S&P or the Baa major rating category by Moody's, or unrated but considered of equivalent quality by the Fund's adviser.
High-yield bonds are below investment grade bonds in terms of quality.

     In cases where a bond is rated in conflicting categories by different rating agencies, a Fund (other than LB Money Market
Fund) may choose to follow the higher rating.  If a bond is unrated, the Fund may assign it to a given category based on its own credit research.  If a rating agency downgrades a security, the Fund will determine whether to hold or sell the security, depending on all of the facts and circumstances at that time.

     DEFENSIVE INVESTING.  In response to market, economic, political or other conditions, each Fund (except LB Money Market Fund)
may invest without limitation in cash, preferred stocks, or investment-grade debt securities for temporary defensive purposes.  If the Fund does this, different factors could affect the Fund's performance and it may not achieve its investment objective.

                                                        FINANCIAL HIGHLIGHTS

     The financial highlights tables for each of the Funds are intended to help you understand the Funds' financial performance for the past five years or, if shorter, the period of the Funds' operations. The total returns in the table represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions).
This information has been audited by PricewaterhouseCoopers LLP, independent accountantss, whose report, along with the Funds'
financial statements, are included in the Annual Report to Shareholders for the fiscal year ended October 31, 2002, which is available upon request.  Effective October 1, 1999, Institutional Class shares became subject to a shareholder servicing fee of
0.15% on the average daily net assets of the Fund.  Effective March 1, 2003, Thrivent Investment Mgt. has agreed to voluntarily waive the shareholder servicing fee.  The temporary waiver may be discontinued at any time.

                                                              LB OPPORTUNITY GROWTH FUND

                                                              INSTITUTIONAL CLASS SHARES
                                         ------------------------------------------------------------------------
                                          Year Ended     Year Ended     Year ended     Year Ended     Year Ended
                                           10/31/02       10/31/01       10/31/00       10/31/99       10/31/98
                                          ----------     ----------     ----------     ----------     -----------
Net Asset Value, Beginning of Period.....   $              $14.45         $11.21         $ 9.35         $12.97
                                            ------         ------         ------         ------         ------
Investment Operations:
  Net Investment Income.(Loss)...........                   (0.12)         (0.03)         (0.14)         (0.03)
  Net Realized and Unrealized Gain
    (Loss) on Investment.................                   (4.53)          3.27           2.00          (3.15)
                                            ------         ------         ------         ------         ------
Total from Investment Operations.........                   (4.65)          3.24           1.86          (3.18)
                                            ------         ------         ------         ------         ------
Less Distributions from:
  Net Realized Gain on Investments.......                   (0.92)           --             --           (0.44)
                                           ------         ------         ------         ------          ------
Net Asset Value, End of Period...........   $              $ 8.88         $14.45         $11.21          $9.35
                                            ======         ======         ======         ======         ------
Total Investment Return at Net Asset
    Value(%)                                               (33.87%)        29.08%         19.89%        (25.02)%
Net Assets, End of Period (in millions)..    $              $4.5          $12.1           $8.8           $5.4
Ratio of Expenses to Average Net
    Assets (%)                                               0.88%          0.80%          1.25%          1.15%
Ratio of Net Investment Income to
  Average Net Assets (%).................                   (0.22%)        (0.32%)        (0.94%)        (0.26%)
Portfolio Turnover Rate (%)...............                 126%           143%            49%           155%

                                                                      LB MID CAP GROWTH FUND

                                                                     INSTITUTIONAL CLASS SHARES
                                                  ---------------------------------------------------- -------------
                                                  Year Ended    Year Ended    Year Ended    Year Ended    Year Ended
                                                   10/31/02      10/31/01      10/31/00      10/31/99      10/31/98
                                                  ----------    ----------    ----------    ----------   -----------
Net Asset Value, Beginning of Period .........     $              $18.49         $12.99        $ 9.21        $10.33
                                                   ------         ------         ------        ------        ------
Investment Operations:
Net Investment Income.........................                      0.04           0.03         (0.14)         0.39
Net Realized and Unrealized Gain
  (Loss) on Investments ......................                     (5.52)          5.94          3.92         (0.90)
                                                   ------         ------         ------        ------        ------
Total from Investment Operations .............                     (5.48)          5.97          3.78         (0.51)
                                                   ------         ------         ------        ------        ------
Less Distributions from:
     Net Investment Income....................                        --             --            --         (0.37)
     Net Realized Gains on Investments........                     (1.35)         (0.47)           --         (0.24)
                                                   ------         ------         ------        ------        ------
Total Distributions...........................                     (1.35)         (0.47)           --         (0.61)
                                                   ------         ------         ------        ------        ------
Net Asset Value, End of Period ...............     $              $11.66         $18.49        $12.99        $ 9.21
                                                   ======         ======         ======        ======        ======
Total Investment Return at
 Net Asset Value %   .........................                    (31.62%)        47.15%        41.04%        (5.06%
Net Assets, End of Period ($ in millions) ....      $              $7.7           $4.4          $1.2          $0.7
Ratio of Expenses to Average
 Net Assets (1)...............................                      0.64%          0.93%         1.70%         1.70%
Ratio of Net Investment Income to
 Average Net Assets (1).......................                      0.04%         (0.23%)       (1.09%)        2.18%
Portfolio Turnover Rate ......................                    137%           118%          145%          436%
-----------------
(1)  Effective May 30, 1997, through October 31, 1999, the investment adviser voluntarily agreed to temporarily waive a portion of its advisory fees, and if necessary, to bear other expenses associated with operating LB Mid Cap Growth
     Fund in order to limit the Total Annual Fund Operating Expenses to 1.95% for Class A shares, and effective October
     31, 1997, the investment adviser voluntarily agreed to waive the same percentage of advisory and such other expenses for Institutional class shares. Effective January 1, 2001, the investment adviser voluntarily agreed to waive 35 basis points (0.35%) from the advisory fees payable by LB Mid Cap Growth Fund.  Had the investment adviser not undertaken such actions, for Institutional Class shares, the ratio of expenses to average net assets would have been ____%, 0.92%,
     1.82% and 1.97% and the ratio of net investment income to average net assets would have been ____%, (0.24%), (1.21%)
     and 1.91%, respectively, for the years ended October 31, 2002, 2001, 1999 and 1998.

                                                                        LB WORLD GROWTH FUND

                                                                      INSTITUTIONAL CLASS SHARES
                                                      ---------------------------------------------------------
                                                       Year        Year        Year        Year        Year
                                                       Ended       Ended       Ended       Ended       Ended
                                                      10/31/02    10/31/01    10/31/00    10/31/99    10/31/98
                                                      --------    --------    --------    --------    --------
Net Asset Value, Beginning of Period...............    $           $12.50      $12.59      $10.61      $10.09
                                                       ------      ------      ------      ------      ------
Investment Operations:
     Net Investment Income.........................                  0.06        0.02        0.03        0.04
     Net Realized and Unrealized Gain (Loss)
        on Investments.............................                 (3.20)       0.28        2.05        0.66
                                                       ------      ------      ------      ------      ------
Total from Investment Operations...................                 (3.14)       0.30        2.08        0.70
                                                       ------      ------      ------      ------      ------
Less Distributions from:
     Net Investment Income.........................                    --          --       (0.10)      (0.04)
     Net Realized Gains on Investments.............                 (1.00)      (0.39)         --       (0.14)
                                                       ------      ------      ------      ------      ------
Total Distributions................................                 (1.00)      (0.39)      (0.10)      (0.18)
                                                       ------      ------      ------      ------      ------
Net Asset Value, End of Period.....................    $           $ 8.36      $12.50      $12.59      $10.61
                                                       ======      ======      ======      ======      ======
Total Investment Return at Net Asset Value (%)                     (27.16%)      2.43%      19.42%       7.20%
Net Assets, End of Period (in millions)............    $           $15.1       $15.8       $14.1       $10.4
Ratio of Expenses to Average Net Assets (1)...........               1.12%       1.22%       1.63%       1.61%
Ratio of Net Investment Income to Average
  Net Assets (1) .....................................               0.43%       0.07%       0.17%       0.31%
Portfolio Turnover Rate...............................              30%         40%         18%         20%
------------------
(1) Through December 31, 2002, the investment adviser voluntarily agreed to limit its advisory fee to a flat rate of 0.75% of average daily net assets of the LB World Growth Fund. From January 1, 2001, through December 31, 2002, the investment adviser also voluntarily agreed to waive an additional 15 basis points (0.15%) from the advisory fees payable by LB World Growth Fund.  Without such waivers, the ratio of expenses to average net assets would have been ____% and 1.32% and the ratio of net investment income to average net assets would have been ____% and 0.23% for the years ended October
    31, 2001 and October 31, 2002.

                                                       LB GROWTH FUND

                                                  INSTITUTIONAL CLASS SHARES

                                                                               For the period from
                                                                                October 29, 1999
                                         Year Ended          Year Ended        (effective date) to
                                          10/31/02            10/31/01           October 31, 2000
                                         ----------         -----------          ------------------
Net Asset Value,
   Beginning of Period.....               $                    $18.75               $16.50
                                          ------               ------               ------
Investment Operations:
Net Investment Income......                                      0.06                 0.04
Net Realized and Unrealized
   Gain (Loss) on Investments(1)                                (7.26)                2.21
                                          ------               ------               ------
Total from Investment
   Operations                                                   (7.20)                2.25
                                          ------               ------               ------
Net Asset Value End of
   Period..................               $                    $11.55               $18.75
                                          ======               ======               ======
Total Investment Return a
   Net Asset Value(%)...                                       (38.40%)              13.64%
Net Assets, End of Period
   (in millions)...........                $                    $3.2                 $4.9
Ratio of Expenses to
   Average Net Assets (%)(2)                                     0.46%                0.56%
Ratio of Net Investment
   Income to Average Net
   Assets (%)(2)...........                                      0.47%                0.19%
Portfolio Turnover Rate (%)....                                 14%                  17%
-----------------------
(1)  The amount shown is a balancing figure and may not accord with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of fund shares.
(2)  Effective October 29, 1999 through December 31, 2000, the investment adviser voluntarily greed to temporarily waive a portion of its advisory fees, and, if necessary, to bear certain expenses associated with operating LB Growth Fund in order to limit the Total Annual Fund
     Operating Expenses for Class A shares to 1.30% of the average daily net assets and to waive the same percentage of advisory and such other expenses for Institutional Class shares.
     From January 1, 2001, through December 31, 2002, the investment adviser voluntarily agreed to waive 65 basis points (0.65%) from the advisory fees and other expenses payable by LB
     Growth Fund.  Had the investment adviser not undertaken such actions, the ratio of expenses to average net assets would have been ____%, 1.10% and 1.19% and the ratio of net investment income to average net assets would have been ____%, (0.17%) and (0.44%), respectively, for the years ended October 31, 2002 and 2001 and for the period from October 29, 1999 to October 31, 2000.

                                                                              LB FUND

                                                                    INSTITUTIONAL CLASS SHARES
                                                      --------------------------------------------------------
                                                       Year        Year        Year        Year        Year
                                                       Ended       Ended       Ended       Ended       Ended
                                                      10/31/02    10/31/01    10/31/00    10/31/99    10/31/98
                                                      --------    --------    --------    --------    --------
Net Asset Value,
   Beginning of Period.....                            $            $28.33      $ 31.24     $ 27.95     $ 26.98
                                                       ------       ------      -------     -------     -------
Investment Operations:
Net Investment Income......                                           0.11         0.13        0.14        0.20
Net Realized and Unrealized
   Gain (Loss) on Investments.                                       (8.02)        1.52        6.43        3.57
                                                       ------       ------      -------     -------     -------
Total from Investment
   Operations                                                        (7.91)        1.65        6.57        3.77
                                                       ------       ------      -------     -------     -------
Less Distributions from:
   Net Investment Income...                                          (0.03)       (0.12)      (0.15)      (0.18)
   Net Realized Gain on
   Investments.............                                          (1.01)       (4.44)      (3.13)      (2.62)
                                                       ------       ------      -------     -------     -------
Total Distributions........                                          (1.04)       (4.56)      (3.28)      (2.80)
                                                       ------       ------      -------     -------     -------
Net Asset Value End of
   Period..................                            $            $19.38      $ 28.33     $ 31.24     $ 27.95
                                                       ======       =======     =======     =======     =======
Total Investment Return a
   Net Asset Value(%)...                                            (28.83%)       5.36%      25.89%      15.41%
Net Assets, End of Period
   (in millions)...........                            $            $39.8        $51.9       $43.2      $ 28.7
Ratio of Expenses to
   Average Net Assets (%)(1)                                          0.62%        0.54%       0.60%       0.61%
Ratio of Net Investment
   Income to Average Net
   Assets (%) (1)..........                              0.50%        0.44%       0.49%       0.72%
Portfolio Turnover Rate (%)....                         21%          47%         57%         57%
-----------------------
(1)  Effective January 1, 1997 through December 31, 2000, the investment adviser voluntarily agreed to waive five basis points (0.05%) from the advisory fees payable by LB Fund. Had the investment adviser not undertaken such action, the ratio of expenses to average net assets would have been
     ____%, 0.63%, 0.59%, 0.65% and 0.66% and the ratio of net investment income to average net assets would have been ____%, 0.49%, 0.39%, 0.44% and 0.67%, respectively, for the years ended October 31,
     2002, 2001, 2000, 1999 and 1998.

                                                       LB VALUE FUND

                                                 INSTITUTIONAL CLASS SHARES

                                                                                 For the period from
                                                                                  October 29, 1999
                                         Year Ended           Year Ended         (effective date) to
                                          10/31/02             10/31/01           October 31, 2000
                                         ----------           ----------           ------------------
Net Asset Value,
   Beginning of Period.....                $                    $15.88               $14.50
                                           ------               ------               ------
Investment Operations:
Net Investment Income......                                       0.16                 0.14
Net Realized and Unrealized
   Gain (Loss) on Investments.                                   (2.88)                1.24
                                           ------               ------               ------
Total from Investment
   Operations                                                    (2.72)                1.38
                                           ------               ------               ------
Less Distributions from:
   Net Investment Income...                                      (0.10)                  --
                                           ------               ------               ------
Net Asset Value End of
   Period..................                $                    $13.06               $15.88
                                           ======               ======               ======
Total Investment Return a
   Net Asset Value(%)...                                        (17.19%)               9.45%
Net Assets, End of Period
   (in millions)...........                 $                    $3.4                 $3.8
Ratio of Expenses to
   Average Net Assets (%)(1)                                      0.49%                0.65%
Ratio of Net Investment
   Income to Average Net
   Assets (%)(1)...........                                       1.18%                0.89%
Portfolio Turnover Rate (%)....                                  35%                  26%
-----------------------
(1)  Effective October 29, 1999 through December 31, 2000, the investment adviser voluntarily agreed to temporarily waive a portion of its advisory fees, and, if necessary, to bear certain expenses associated with operating LB Value Fund in order to limit the Total Annual Fund
     Operating Expenses for Class A shares to 1.30% of the average daily net assets and to waive the same percentage of advisory and such other expenses for Institutional Class shares.  From January 1, 2001, through December 31, 2002, the investment adviser voluntarily agreed to waive 65 basis points (0.65%) from the advisory fees and other expenses payable by
     LB Value Fund.  Had the investment adviser not undertaken such actions, the ratio of expenses to average net assets would have been ____%, 1.11% and 1.49% and the ratio of net investment income to average net assets would have been ____%, 0.56% and 0.05%, respectively, for the year ended October 31, 2002, 2001 and for the period from October 29, 1999 to October 31, 2000.

                                                                      LB HIGH YIELD FUND

                                                                    INSTITUTIONAL CLASS SHARES
                                                      --------------------------------------------------------
                                                       Year        Year        Year        Year        Year
                                                       Ended       Ended       Ended       Ended       Ended
                                                      10/31/02    10/31/01    10/31/00    10/31/99    10/31/98
                                                      --------    --------    --------    --------    --------
Net Asset Value,
 Beginning of Period......                             $           $ 6.73      $ 7.87      $ 8.09      $ 9.58
                                                       ------      ------      ------      ------      ------
Investment Operations:
Net Investment Income.....                                           0.72        0.87        0.85        0.88
Net Realized and
 Unrealized Gain (Loss)
 on Investments...........                                          (1.45)      (1.19)      (0.21)      (1.31)
                                                       ------      ------      ------      ------      ------
Total from Investment
 Operations...............                                          (0.73)      (0.32)       0.64       (0.43)
                                                       ------      ------      ------      ------      ------
Less Distributions from:
 Net Investment Income....                                          (0.78)      (0.82)      (0.86)      (0.88)
 Net Realized Gain
 on Investments...........                                             --          --          --       (0.18)
                                                       ------      ------      ------      ------      ------
Total Distributions.......                                          (0.78)      (0.82)      (0.86)      (1.06)
                                                       ------      ------      ------      ------      ------
Net Asset Value End
 of Period................                             $           $ 5.22      $ 6.73      $ 7.87      $ 8.09
                                                       ======      ======      ======      ======      ======
Total Investment
 Return at Net
 Asset Value(%)...........                                         (11.34%)     (4.81%)      7.96%      (5.33%
Net Assets, End of
 Period (in millions).....                             $           $12.5       $23.3       $53.0       $52.3
Ratio of Expenses to
 Average Net Assets (%)(1)                                           0.67%       0.59%       0.61%       0.59%
Ratio of Net Investment
 Income to Average
 Net Assets (%)(1)........                                          11.95%      11.16%      10.21%       9.57%
Portfolio Turnover Rate...                                          65%         60%         55%         73%
-------------------
(1)  Effective January 1, 1997 through December 31, 2000, the investment adviser voluntarily agreed to waive five basis points (0.05%) from the advisory fees payable by LB High Yield Fund. Had the investment adviser not undertaken such action, the ratio of expenses to average net assets would have been ____%, 0.68%, 0.64%,
     0.66% and 0.64% and the ratio of net investment income to average net assets would have been ____%, 11.94%,
     11.11%, 10.16% and 9.52%, respectively, for the years ended October 31, 2001, 2000, 1999 and 1998.

                                                                         LB INCOME FUND

                                                                    INSTITUTIONAL CLASS SHARES
                                                      --------------------------------------------------------
                                                       Year        Year        Year        Year        Year
                                                       Ended       Ended       Ended       Ended       Ended
                                                      10/31/02    10/31/01    10/31/00    10/31/99    10/31/98
                                                      --------    --------    --------    --------    --------
Net Asset Value,
 Beginning of Period.......                            $           $ 8.19      $ 8.22      $ 8.77      $ 8.61
                                                       ------      ------      ------      ------      ------
Investment Operations:
Net Investment Income......                                          0.50        0.54        0.53        0.56
Net Realized and
 Unrealized Gain (Loss)
 on Investments............                                          0.57       (0.04)      (0.57)       0.16
                                                       ------      ------      ------      ------      ------
Total from Investment
 Operations................                                          1.07        0.50       (0.04)       0.72
                                                       ------      ------      ------      ------      ------
Less Distributions from:
 Net Investment Income.....                                         (0.55)      (0.53)      (0.51)      (0.56)

                                                       ------      ------      ------      ------      ------
Net Asset Value End of
 Period....................                            $           $ 8.71      $ 8.19      $ 8.22      $ 8.77
                                                       ======      ======      ======      ======      ======
Total Investment Return
 at Net Asset
 Value(%)            ....                                           13.43%       6.33%      (0.44%)      8.69%
Net Assets, End of
 Period (in millions).....                             $           $39.1       $38.3       $31.8       $26.6
Ratio of Expenses to
 Average Net Assets (%)(1).                                          0.56%       0.55%       0.57%       0.55%
Ratio of Net Investment
 Income to Average
 Net Assets (%)(1)........                                           5.94%       6.69%       6.18%       6.41%

Portfolio Turnover Rate (%)..                                      175%        111%         72%         98%
------------------------
(1)  Effective January 1, 1997, through December 31, 2002, the investment adviser voluntarily agreed to waive five basis points (0.05%) from the advisory fees payable by LB Income Fund. Had the investment adviser not undertaken such action, the ratio of expenses to average net assets would have been ____%, 0.61%, 0.60%,
     0.62% and 0.60% and the ratio of net investment income to average net assets would have been ____%, 5.89%,
     6.64%, 6.13% and 6.36%, respectively, for the years ended October 31, 2002, 2001, 2000, 1999 and 1998.

                                                                        LB MUNICIPAL BOND FUND

                                                                     INSTITUTIONAL CLASS SHARES
                                                      ---------------------------------------------------------
                                                       Year        Year        Year        Year        Year
                                                       Ended       Ended       Ended       Ended       Ended
                                                      10/31/02    10/31/01    10/31/00    10/31/99    10/31/98
                                                      --------    --------    --------    --------    --------
Net Asset Value,
   Beginning of Period.........                        $            $ 8.66       $ 8.43      $ 9.11      $ 8.85
                                                       ------       ------       ------      ------      ------
Investment Operations:
Net Investment Income..........                                       0.44         0.45        0.46        0.46
Net Realized and Unrealized Gain
   (Loss) on Investments.......                                       0.49         0.24       (0.68)       0.26
                                                       ------       ------       ------      ------      ------
Total from Investment Operations.                                     0.93         0.69       (0.22)       0.72
                                                       ------       ------       ------      ------      ------
Less Distributions from:
   Net Investment Income.......                                      (0.46)       (0.46)      (0.46)      (0.46)
                                                       ------       ------       ------      ------      ------
Net Asset Value End of Period..                        $            $ 9.13       $ 8.66      $ 8.43      $ 9.11
                                                       ======       ======       ======      ======      ======
Total Investment Return at
   Net Asset Value(%)                                                10.95%        8.42%      (2.49%)      8.39%
Net Assets, End of
   Period (in millions)........                         $            $2.6         $3.2        $4.3        $4.0
Ratio of Expenses to Average
   Net Assets (%)(1)...........                                       0.56%        0.52%       0.45%       0.44%
Ratio of Net Investment Income
   to Average Net Assets (%)(1).                                      5.05%        5.35%       5.13%       5.13%
Portfolio Turnover Rate (%)....                                       5%          12%         20%         14%
------------------------
(1)  Effective January 1, 1997 through December 31, 2000, the investment adviser voluntarily agreed to waive five basis points (0.05%) from the advisory fees payable by LB Municipal Bond Fund. Had the investment adviser not undertaken such action, the ratio of expenses to average net assets would have been ____%, 0.57%, 0.57%, 0.50%
     and 0.49% and the ratio of net investment income to average net assets would have been ____%, 5.04%, 5.30%,
     5.08% and 5.08%, respectively, for the years ended October 31, 2002, 2001, 2000, 1999 and 1998.

                                                    LB LIMITED MATURITY BOND FUND

                                                     INSTITUTIONAL CLASS SHARES

                                                                              For the period from
                                                                               October 29, 1999
                                          Year Ended         Year Ended       (effective date) to
                                           10/31/02           10/31/01          October 31, 2000
                                          ----------         -----------        ------------------
Net Asset Value,
   Beginning of Period.....                 $                  $12.41             $12.50
                                            ------             ------             ------
Investment Operations:
  Net Investment Income......                                    0.69               0.74
  Net Realized and Unrealized
   Gain (Loss) on Investments.                                   0.78              (0.09)
                                            ------             ------             ------
Total from Investment
   Operations                                                    1.47               0.65
                                            ------             ------             ------
Less Distributions from:
   Net Investment Income...                                     (0.69)             (0.74)
   Net Realized Gain on
   Investments.............                                     (0.05)                --
                                            ------             ------             ------
Total Distributions........                                     (0.74)             (0.74)
                                            ------             ------             ------
Net Asset Value End of
   Period..................                 $                  $13.14             $12.41
                                            ======             ======             ======
Total Investment Return a
   Net Asset Value(%)...                                        12.22%              5.43%
Net Assets, End of Period
   (in millions)...........                 $                  $11.5              $10.6
Ratio of Expenses to
   Average Net Assets (%)(1)                                     0.51%              0.73%
Ratio of Net Investment
   Income to Average Net
   Assets (%)(1)...........                                      5.32%              6.06%
Portfolio Turnover Rate (%)....                                290%               229%
-----------------------
(1)  Effective October 29, 1999 through December 31, 2000, the investment adviser voluntarily agreed to temporarily waive a portion of its advisory fees, and, if necessary, to bear certain expenses associated with operating LB Limited Maturity Bond Fund in order to limit the Total Annual Fund Operating Expenses for Class A shares to 0.95% of the average daily net assets and to waive the same percentage of advisory and such other expenses for Institutional
     Class shares.  Effective January 1, 2001, through December 31, 2002, the investment adviser voluntarily agreed to waive 30 basis points (0.30%) from the advisory fees payable by LB
     Limited Maturity Bond Fund.  Had the investment adviser not undertaken such actions, the ratio of expenses to average net assets would have been ____%, 0.78% and 0.88% and the ratio of net investment income to average net assets would have been ____%, 5.05% and 5.91%, respectively, for the years ended October 31, 2002, 2001 and for the period from October 29, 1999 to October
     31, 2000.

                                                                    LB MONEY MARKET FUND

                                                                  INSTITUTIONAL CLASS SHARES
                                                      --------------------------------------------------------
                                                       Year        Year        Year        Year        Year
                                                       Ended       Ended       Ended       Ended       Ended
                                                      10/31/02    10/31/01    10/31/00    10/31/99    10/31/98
                                                      --------    --------    --------    --------    --------
Net asset Value,
   Beginning of Period...                              $           $ 1.00      $ 1.00      $ 1.00      $ 1.00
                                                       ------      ------      ------      ------      ------
Investment Operations:
  Net Investment Income....                                          0.05        0.06        0.04        0.05
Less Distributions from:
  Net Investment Income....                                         (0.05)      (0.06)      (0.04)      (0.05)
                                                       ------      ------      ------      ------      ------
Net Asset Value,
   End of Period.                                      $           $ 1.00      $ 1.00      $ 1.00      $ 1.00
                                                       ======      ======      ======      ======      ======
Total Investment Return
   at Net Asset Value (%)                                            4.53%       5.86%       4.53%       5.08%
Net Assets, End of
   Period (in millions)..                              $           $37.6       $42.1       $51.1       $47.3
Ratio of Expenses to
   Average Net Assets (%)(1).                                        0.56%       0.55%       0.70%       0.70%
Ratio of Net Investment
   Income to Average Net
   Assets (%)(1).                                                    4.41%       5.71%       4.44%       4.97%
----------------------
(1)  Effective April 1, 1996, through December 31, 2002, the investment adviser voluntarily limited LB Money Market
     Fund's expense ratio to 0.95% of average daily net assets, and effective October 31, 1997, the investment adviser voluntarily agreed to waive the same percentage amount for Institutional Class shares.  Had the investment adviser not undertaken such action to limit expenses,  the ratio of expenses to average net assets would have been ____%, 0.60%, 0.60%, 0.75% and 0.79%, and the ratio of net investment income to average net assets would have been ____%, 4.37%, 5.66%, 4.39% and 4.88%, respectively, for the years ended October 31, 2002, 2001, 2000,
     1999 and 1998.

------------------------------------------------------------------------

[Back cover page]

THE LUTHERAN BROTHERHOOD FAMILY OF FUNDS

By Telephone:
           1-800-847-4836
           press 1 to speak with a customer service representative
           or
           press 2 to use the Automated Service Line

By Internet:
           www.thrivent.com

By Mail (New Applications):
           The Lutheran Brotherhood Family of Funds
           P.O. Box 310
           Minneapolis, Minnesota 55440-0310

By Mail (Additional Investments):
           The Lutheran Brotherhood Family of Funds
           P.O. Box 59025
           Minneapolis, Minnesota 55459-0025

By Mail (Redmeptions, Exchanges or Other Requests):
           The Lutheran Brotherhood Family of Funds
           P.O. Box 9491
           Minneapolis, Minnesota 55440-9491

By Express Mail:
           The Lutheran Brotherhood Family of Funds
           625 Fourth Avenue South
           Minneapolis, Minnesota 55415

     The Statement of Additional Information, which is incorporated by reference into this Prospectus, contains additional information about the Funds.  Additional information about the Funds' investments is available in the Funds' annual and semi-annual reports to shareholders.  In the Funds' annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the performance of each of the Funds during their last fiscal year. You may request a free copy of the Statement of Additional Information, the annual report, or the semi-annual report, or you may make additional requests or inquiries by calling 1-800-847-4836.  You also may review and copy information about the Funds (including the Statement of Additional Information) at the Public Reference Room of the Securities and Exchange Commission in Washington,
DC.  You may get more information about the Public Reference Room by calling 1-800-SEC-0330. You also may get information about the Funds on the EDGAR data base at the SEC Web site (www.sec.gov), and copies of the information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, Washington, DC 20549-6009, or by sending an email to:
publicinfo@sec.gov.

1940 Act File No. 811-1467

                  LUTHERAN BROTHERHOOD OPPORTUNITY GROWTH FUND
                    LUTHERAN BROTHERHOOD MID CAP GROWTH FUND
                     LUTHERAN BROTHERHOOD WORLD GROWTH FUND
                         LUTHERAN BROTHERHOOD GROWTH FUND
                            LUTHERAN BROTHERHOOD FUND
                         LUTHERAN BROTHERHOOD VALUE FUND
                      LUTHERAN BROTHERHOOD HIGH YIELD FUND
                        LUTHERAN BROTHERHOOD INCOME FUND
                    LUTHERAN BROTHERHOOD MUNICIPAL BOND FUND
                   LUTHERAN BROTHERHOOD LIMITED MATURITY BOND FUND
                     LUTHERAN BROTHERHOOD MONEY MARKET FUND

                                    SERIES OF
                    THE LUTHERAN BROTHERHOOD FAMILY OF FUNDS
                       STATEMENT OF ADDITIONAL INFORMATION

                                                         March 1, 2003

     The Lutheran Brotherhood Family of Funds offers 11 Funds, each of which offer three classes of shares: Class A, Class B and
Institutional Class shares. Class A and B shares are offered through a combined prospectus and Institutional Class shares are offered through a separate prospectus. Each such prospectus is referred to hereinafter as a "prospectus". This Statement of
Additional Information should be read in conjunction with the prospectus dated March 1, 2003 for the applicable class of the following series of The Lutheran Brotherhood Family of Funds (the "Trust"):

 Lutheran Brotherhood Opportunity Growth Fund ("LB Opportunity Growth Fund")
 Lutheran Brotherhood Mid Cap Growth Fund ("LB Mid Cap Growth Fund")
 Lutheran Brotherhood World Growth Fund ("LB World Growth Fund")
 Lutheran Brotherhood Growth Fund ("LB Growth Fund")
 Lutheran Brotherhood Fund ("LB Fund")
 Lutheran Brotherhood Value Fund ("LB Value Fund")
 Lutheran Brotherhood High Yield Fund ("LB High Yield Fund")
 Lutheran Brotherhood Income Fund ("LB Income Fund")
 Lutheran Brotherhood Municipal Bond Fund ("LB Municipal Bond Fund")
 Lutheran Brotherhood Limited Maturity Bond Fund ("LB Limited Maturity Bond Fund")
 Lutheran Brotherhood Money Market Fund ("LB Money Market Fund")

     This Statement of Additional Information is not a prospectus itself.  The Report of Independent Accountants and financial statements in the Annual Report to Shareholders for the fiscal year ended October 31, 2002 of the Funds are a separate report furnished with this Statement of Additional Information and are incorporated herein by reference.  To receive a copy of either the prospectus or the Annual Report, write to Thrivent Investment Management Inc. ("Thrivent Investment Mgt."), 625 Fourth Avenue
South, Minneapolis, Minnesota 55415 or call toll-free 1-800-328-4552 for the Automated Service Line or 1-800-847-4836 to speak with a customer service associate.

                                                                        Page

History of The Lutheran Brotherhood Family of Funds......................
Investment Policies and Restrictions.....................................
Fund Management..........................................................
Control Persons and Principal Holders of Securities......................
Investment Advisory Services.............................................
Other Services...........................................................
Distribution and Shareholder Services....................................
Brokerage Allocation and Other Practices.................................
Purchasing Shares........................................................
Sales Charges............................................................
Net Asset Value of Shares................................................
Redeeming Shares.........................................................
Tax Status...............................................................
General Information......................................................
Calculation of Performance Data..........................................
Description of Debt Ratings..............................................
Report of Independent Public Accountants and Financial Statements........

           HISTORY OF THE LUTHERAN BROTHERHOOD FAMILY OF FUNDS

     Each Fund in The Lutheran Brotherhood Family of Funds is a diversified series of The Lutheran Brotherhood Family of Funds, an open-end management investment company.  All the Funds, except LB World Growth Fund, LB Mid Cap Growth Fund, LB Growth Fund, LB
Value Fund, and LB Limited Maturity Bond Fund were organized in 1993 as series of The Lutheran Brotherhood Family of Funds, a
Delaware business trust. Each of those Funds is the successor to a fund of the same name that previously operated as a separate corporation or trust pursuant to a reorganization that was effective as of November 1, 1993. LB World Growth Fund and LB Mid Cap
Growth Fund began operating as a series of the LB Family of Funds on September 5, 1995 and May 30, 1997, respectively. LB Growth
Fund, LB Value Fund, and LB Limited Maturity Bond Fund began operating as a series of the LB Family of Funds on October 29, 1999.
The fiscal year end of the Trust and each Fund is October 31. Prior to October 31, 1997, the shares of the Funds had no specific class designations. As of that date, Class A, Class B and Institutional Class shares were authorized by the Board of Trustees of the Trust ("Board of Trustees"). The Trust has reserved the right to create other classes of shares in the future.

                       INVESTMENT POLICIES AND RESTRICTIONS

ADDITIONAL INVESTMENT PRACTICES

     In addition to those practices stated in the Prospectus, various of the Funds may purchase the following securities or may engage in the following transactions.

OTHER SECURITIES

     LB Opportunity Growth Fund, LB Mid Cap Growth Fund, LB World Growth Fund, LB Growth Fund, LB Fund, and LB Value Fund may each invest in other types of securities, including bonds, preferred stocks, convertible bonds, convertible preferred stocks, warrants,
American Depository Receipts (ADRs), and other debt or equity securities. In addition, each of these Funds may invest in U.S.
Government securities or cash, and LB World Growth Fund may also invest in European Depository Receipts (EDRs) and the securities of foreign investment trusts and or trusts.

     LB Opportunity Growth Fund, LB Mid Cap Growth Fund, LB World Growth Fund, LB Growth Fund, LB Fund, and LB Value Fund will not use any minimum level of credit quality. Debt obligations may be rated less than investment grade, which is defined as having a quality rating below "Baa", as rated by Moody's Investors Service, Inc. ("Moody's"), or below "BBB", as rated by Standard & Poor's
Corporation ("S&P"). For a description of Moody's and S&P's ratings, see "Description of Debt Ratings". Securities rated below investment grade (sometimes referred to as "high yield" or "junk bonds") are considered to be speculative and involve certain risks, including a higher risk of default and greater sensitivity to interest rate and economic changes.

     LB High Yield Fund, LB Income Fund, and LB Limited Maturity Bond Fund may also invest in common stocks, warrants to purchase stocks, bonds or preferred stocks convertible into common stock, and other equity securities.

     LB Municipal Bond Fund does not generally intend to purchase any securities which would cause 25% or more of the value of its total assets to be invested in the securities of governmental subdivisions located in any one state, territory or possession of the United States. The Fund may invest 25% or more of the value of its total assets in industrial development bonds. The Fund also may invest up to 25% of its total assets in securities issued in connection with the financing of projects with similar characteristics, such as toll road revenue bonds, housing revenue bonds or electric power project revenue bonds, or in industrial development revenue bonds which are based, directly or indirectly, on the credit of private entities in any one industry.

BANK INSTRUMENTS

     LB Money Market Fund may invest in bank instruments including, but not limited to, certificates of deposit, bankers'
acceptances and time deposits.  Certificates of deposit are generally short-term (i.e., less than one year), interest-bearing negotiable certificates issued by commercial banks or savings and loan associations against funds deposited in the issuing institution.  A banker's acceptance is a time draft drawn on a commercial bank by a borrower, usually in connection with an international commercial transaction (to finance the import, export, transfer or storage of goods).  A banker's acceptance may be obtained from a domestic or foreign bank including a U.S. branch or agency of a foreign bank.  The borrower is liable for payment as well as the bank, which unconditionally guarantees to pay the draft at its face amount on the maturity date.  Most acceptances have maturities of six months or less and are traded in secondary markets prior to maturity.  Time deposits are non-negotiable deposits for a fixed period of time at a stated interest rate.

     U.S. branches of foreign banks are offices of foreign banks and are not separately incorporated entities.  They are chartered and regulated either federally or under state law.  U.S. federal branches of foreign banks are chartered and regulated by the
Comptroller of the Currency, while state branches and agencies are chartered and regulated by authorities of the respective state or the District of Columbia.  U.S. branches of foreign banks may accept deposits and thus are eligible for FDIC insurance;
however, not all such branches elect FDIC insurance.  U.S. branches of foreign banks can maintain credit balances, which are funds received by the office incidental to or arising out of the exercise of their banking powers and can exercise other commercial functions, such as lending activities.

     Investing in foreign branches of U.S. banks and U.S. branches of foreign banks may involve risks.  These risks may include future unfavorable political and economic developments, possible withholding or confiscatory taxes, seizure of foreign deposits, currency controls, interest limitations and other governmental restrictions that might affect payment of principal or interest, and possible difficulties pursuing or enforcing claims against banks located outside the U.S.  Additionally, foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards or other regulatory requirements and practices comparable to U.S. issuers, and there may be less public information available about foreign banks and their branches and agencies.

REPURCHASE AGREEMENTS

     Each of the Funds may engage in repurchase agreement transactions in pursuit of its investment objective. A repurchase agreement consists of a purchase and a simultaneous agreement to resell an investment for later delivery at an agreed upon price and rate of interest. The Fund or its custodian will take possession of the obligations subject to a repurchase agreement. If the original seller of a security subject to a repurchase agreement fails to repurchase the security at the agreed upon time, the Fund could incur a loss due to a drop in the market value of the security during the time it takes the Fund to either sell the security or take action to enforce the original seller's agreement to repurchase the security. Also, if a defaulting original seller filed for bankruptcy or became insolvent, disposition of such security might be delayed by pending court action. The Fund may only enter into repurchase agreements with banks and other recognized financial institutions such as broker/dealers which are found by
Thrivent Investment Mgt. (or a subadviser) to be creditworthy.

RESTRICTED SECURITIES

     The Funds may buy or sell restricted securities, including securities that meet the requirements of Rule 144A under the
Securities Act of 1933 ("Rule 144A Securities"). Securities may be resold pursuant to Rule 144A under certain circumstances only to qualified institutional buyers as defined in the rule.  Rule 144A Securities may be deemed to be liquid as determined by or in accordance with methods adopted by the Trustees. Under such methods the following factors are considered, among others: the frequency of trades and quotes for the security, the number of dealers and potential purchasers in the market, market making activity, and the nature of the security and marketplace trades. Investments in Rule 144A Securities could have the effect of increasing the level of a Fund's illiquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing such securities. Also, a Fund may be adversely impacted by the subjective valuation of such securities in the absence of an active market for them. Restricted securities that are not resalable under Rule 144A may be subject to risks of illiquidity and subjective valuations to a greater degree than Rule 144A securities.  None of the Funds will invest more than
15% of its net assets in illiquid securities (10% in the case of the LB Money Market Fund.)

REVERSE REPURCHASE AGREEMENTS

     Each of the Funds also may enter into reverse repurchase agreements, which are similar to borrowing cash. A reverse repurchase agreement is a transaction in which the Fund transfers possession of a portfolio instrument to another person, such as a financial institution, broker or dealer, in return for a percentage of the instrument's market value in cash, with an agreement that at a stipulated date in the future the Fund will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate. The use of reverse repurchase agreements may enable the Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous.  However, the ability to enter into reverse repurchase agreements does not assure that the Fund will be able to avoid selling portfolio instruments at a disadvantageous time.

     The Fund will engage in reverse repurchase agreements which are not in excess of 60 days to maturity and will do so to avoid borrowing cash and not for the purpose of investment leverage or to speculate on interest rate changes.  When effecting reverse repurchase agreements, assets of the Fund in a dollar amount sufficient to make payment of the obligations to be purchased are segregated on the Fund's records at the trade date and maintained until the transaction is settled.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

     Each of the Funds may purchase securities on a when-issued and delayed delivery basis. When-issued and delayed delivery transactions arise when U.S. Government obligations and other types of securities are bought by the Fund with payment and delivery taking place in the future. The settlement dates of these transactions, which may be a month or more after entering into the transaction, are determined by mutual agreement of the parties. There are no fees or other expenses associated with these types of transactions other than normal transaction costs.

     To the extent a Fund engages in when-issued and delayed delivery transactions, it will do so for the purpose of acquiring portfolio instruments consistent with its investment objective and policies and not for the purpose of investment leverage. On the settlement date, the value of such instruments may be less than the cost thereof. When effecting when-issued and delayed delivery transactions, a Fund will maintain liquid securities, cash, or cash equivalents of a dollar amount sufficient to make payment for the obligations to be purchased until the transaction has been settled.

DOLLAR ROLL TRANSACTIONS

     Certain of the Funds may enter into dollar roll transactions with respect to mortgage securities in which the Funds sell mortgage securities and simultaneously agree to repurchase similar (same type, coupon and maturity) securities at a later date at
an agreed upon price.   During the period between the sale and repurchase, the Funds forgo principal and interest paid on the mortgage securities sold.  The Funds are compensated by the interest earned on the cash proceeds of the initial sale and from
negotiated fees paid by brokers offered as an inducement to the Funds to "roll over" their purchase commitments.   While the
dollar roll transactions may result in higher transaction costs or higher taxes for the Funds, the adviser believes that the benefits of investing in such a program will outweigh the potential for such increased costs.

LENDING SECURITIES (ALL FUNDS EXCEPT LB MONEY MARKET FUND)

     Consistent with applicable regulatory requirements, each of the Funds may from time to time lend the securities it holds to broker-dealers, provided that such loans are made pursuant to written agreements and are continuously secured by collateral in the form of cash, U.S. Government securities, irrevocable standby letters of credit or other liquid securities in an amount at all times equal to at least the market value of the loaned securities plus the accrued interest and dividends. In electing to engage in securities lending for a Fund, the Adviser will take into account the investment objective and principal strategies of the
Fund.  For the period during which the securities are on loan, the lending Fund will be entitled to receive the interest and dividends, or amounts equivalent thereto, on the loaned securities and a fee from the borrower or interest on the investment of the cash collateral. The right to terminate the loan will be given to either party subject to appropriate notice. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities.

     The primary risk in lending securities is that the borrower may become insolvent on a day on which the loaned security is rapidly increasing in value. In such event, if the borrower fails to return the loaned security, the existing collateral might be insufficient to purchase back the full amount of the security loaned, and the borrower would be unable to furnish additional collateral. The borrower would be liable for any shortage, but the lending Fund would be an unsecured creditor with respect to such shortage and might not be able to recover all or any thereof. However, this risk may be minimized by a careful selection of borrowers and securities to be lent and by monitoring collateral.

     No Fund may lend any security or make any other loan if, as a result, more than one-third of its total assets would be lent to other parties.

PUT AND CALL OPTIONS (ALL FUNDS EXCEPT LB MONEY MARKET FUND)

     As described below, each of the Funds except the LB Money Market Fund may invest in options on another security, an index, a currency, or a futures contract.  If the option is described as "covered," we hold the security underlying the option or the right to obtain it at no additional cost.  If the option is not covered, we earmark the security to assure

     Selling ("Writing") Covered Call Options: The Funds may from time to time sell ("write") covered call options on any portion of their portfolios as a hedge to provide partial protection against adverse movements in prices of securities in those Funds and, subject to the limitations described below, for the non-hedging purpose of attempting to create additional income. A call option gives the buyer of the option, upon payment of a premium, the right to call upon the writer to deliver a specified amount of a security on or before a fixed date at a predetermined ("strike") price. As the writer of a call option, a Fund assumes the obligation to deliver the underlying security to the holder of the option on demand at the strike price.  This obligation is held by the Fund until either the option expires or a closing transaction is made.

     If the price of a security hedged by a call option falls below or remains below the strike price of the option, a Fund will generally not be called upon to deliver the security. A Fund will, however, retain the premium received for the option as additional income, offsetting all or part of any decline in the value of the security. If the price of a hedged security rises above or remains above the strike price of the option, the Fund will generally be called upon to deliver the security. In this event, a Fund limits its potential gain by limiting the value it can receive from the security to the strike price of the option plus the option premium.

     Buying Call Options: The Funds may also from time to time purchase call options on securities in which those Funds may invest. As the holder of a call option, a Fund has the right (but not the obligation) to purchase the underlying security or currency at the exercise price at any time during the option period (American style) or at the expiration of the option (European style). A Fund generally will purchase such options as a hedge to provide protection against adverse movements in the prices of securities that the Fund intends to purchase. In purchasing a call option, a Fund would realize a gain if, during the option period, the price of the underlying security increased by more than the amount of the premium paid. A Fund would realize a loss equal to all or a portion of the premium paid if the price of the underlying security decreased, remained the same, or did not increase by more than the premium paid.

     Selling Put Options:  The Funds may from time to time sell ("write") covered put options if the put option is part of a combined position (see "Combined Position Option" below).  As the writer of a put option, the Fund assumes the obligation to pay a predetermined ("strike") price for the option's underlying security if the holder of the option chooses to exercise it.  Until the option expires or a closing transaction is made, the Fund must continue to be prepared to pay the strike price, regardless of price movements in the underlying security.

     If the price of the underlying security remains the same or rises above the strike price, the Fund generally will not be called upon to purchase the security.  The Fund will, however, retain the premium received for the option as additional income.
If the price of the underlying security falls below the strike price, the Fund may be called upon to purchase the security at the strike price.

     Buying Put Options: The Funds may from time to time purchase put options on any portion of their portfolios. A put option gives the buyer of the option, upon payment of a premium, the right (but not the obligation) to deliver a specified amount of a security to the writer of the option on or before a fixed date at a predetermined ("strike") price. A Fund generally will purchase such options as a hedge to provide protection against adverse movements in the prices of securities in the Fund. In purchasing a put option, a Fund would realize a gain if, during the option period, the price of the security declined by an amount in excess of the premium paid. A Fund would realize a loss equal to all or a portion of the premium paid if the price of the security increased, remained the same, or did not decrease by more than the premium paid.

     Options on Foreign Currencies: The Funds may also write covered call options and purchase put and call options on foreign currencies as a hedge against changes in prevailing levels of currency exchange rates.

     Index Options: As part of its options transactions, the Funds may also purchase and sell call options and put options on stock and bond indices. Options on securities indices are similar to options on a security except that, upon the exercise of an option on a securities index, settlement is made in cash rather than in specific securities.

     Combined Position Options.  The Funds may purchase and sell options in combination with each other or in combination with futures or forward contracts, to adjust the risk and return characteristics of the overall position.  For example, the Funds may engage in "straddle" and "spread" transactions. A "straddle" is established by buying both a call and a put option on the same underlying security, each with the same exercise price and expiration date. A "spread" is a combination of two or more call options or put options on the same security with differing exercise prices or times to maturity. The particular strategies employed by a Fund will depend on Thrivent Investment Mgt.'s or the Subadviser's perception of anticipated market movements.

     Negotiated Transactions: The Funds will generally purchase and sell options traded on a national securities or options exchange. Where options are not readily available on such exchanges, a Fund may purchase and sell options in negotiated transactions. A Fund effects negotiated transactions only with investment dealers and other financial institutions deemed creditworthy by its investment adviser. Despite the investment adviser's or subadviser's best efforts to enter into negotiated options transactions with only creditworthy parties, there is always a risk that the opposite party to the transaction may default in its obligation to either purchase or sell the underlying security at the agreed upon time and price, resulting in a possible loss by the Fund. This risk is described more completely in the section of this Statement of Additional Information entitled,
"Risks of Transactions in Options and Futures".

     Options written or purchased by a Fund in negotiated transactions are illiquid and there is no assurance that a Fund will be able to effect a closing purchase or closing sale transaction at a time when its investment adviser or subadviser believes it would be advantageous to do so. In the event the Fund is unable to effect a closing transaction with the holder of a call option written by the Fund, the Fund may not sell the security underlying the option until the call written by the Fund expires or is exercised.

     Closing Transactions: The Funds may dispose of options that they have written by entering into "closing purchase transactions". Those Funds may dispose of options that they have purchased by entering into "closing sale transactions". A closing transaction terminates the rights of a holder, or the obligation of a writer, of an option and does not result in the ownership of an option.

     A Fund realizes a profit from a closing purchase transaction if the premium paid to close the option is less than the premium received by the Fund from writing the option. The Fund realizes a loss if the premium paid is more than the premium received. The
Fund may not enter into a closing purchase transaction with respect to an option it has written after it has been notified of the exercise of such option.

     A Fund realizes a profit from a closing sale transaction if the premium received to close out the option is more than the premium paid for the option. A Fund realizes a loss if the premium received is less than the premium paid.

FINANCIAL FUTURES AND OPTIONS ON FUTURES (ALL FUNDS EXCEPT LB MONEY MARKET FUND)

     Selling Futures Contracts: The Funds may sell financial futures contracts ("futures contracts") as a hedge against adverse movements in the prices of securities in those Funds. Such contracts may involve futures on items such as U.S. Government Treasury bonds, notes and bills; government mortgage-backed securities; corporate and municipal bond indices; and stock indices. A futures contract sale creates an obligation for the Fund, as seller, to deliver the specific type of instrument called for in the contract at a specified future time for a specified price. In selling a futures contract, the Fund would realize a gain on the contract if, during the contract period, the price of the securities underlying the futures contract decreased. Such a gain would be expected to approximately offset the decrease in value of the same or similar securities in the Fund. The Fund would realize a loss if the price of the securities underlying the contract increased. Such a loss would be expected to approximately offset the increase in value of the same or similar securities in the Fund.

     Futures contracts have been designed by and are traded on boards of trade which have been designated "contract markets" by the Commodity Futures Trading Commission ("CFTC"). These boards of trade, through their clearing corporations, guarantee performance of the contracts. Although the terms of some financial futures contracts specify actual delivery or receipt of securities, in most instances these contracts are closed out before the settlement due date without the making or taking of delivery of the securities. Other financial futures contracts, such as futures contracts on a securities index, by their terms call for cash settlements. The closing out of a futures contract is effected by entering into an offsetting purchase or sale transaction.

     When a Fund sells a futures contract, or a call option on a futures contract, it is required to make payments to the commodities broker which are called "margin" by commodities exchanges and brokers.

     The payment of "margin" in these transactions is different than purchasing securities "on margin". In purchasing securities
"on margin" an investor pays part of the purchase price in cash and receives an extension of credit from the broker, in the form of a loan secured by the securities, for the unpaid balance. There are two categories of "margin" involved in these transactions:
initial margin and variation margin. Initial margin does not represent a loan between a Fund and its broker, but rather is a "good faith deposit" by a Fund to secure its obligations under a futures contract or an option. Each day during the term of certain futures transactions, a Fund will receive or pay "variation margin" equal to the daily change in the value of the position held by the Fund.

     Buying Futures Contracts: The Funds may purchase financial futures contracts as a hedge against adverse movements in the prices of securities they intend to purchase. The Funds may buy and sell futures contracts for a number of reasons, including: (1)
to manage their exposure to changes in securities prices and foreign currencies as an efficient means of adjusting their overall exposure to certain markets in an effort to enhance income; and (2) to protect the value of portfolio securities.

     A futures contract purchase creates an obligation by a Fund, as buyer, to take delivery of the specific type of instrument called for in the contract at a specified future time for a specified price. In purchasing a futures contract, a Fund would realize a gain if, during the contract period, the price of the securities underlying the futures contract increased. Such a gain would approximately offset the increase in cost of the same or similar securities that a Fund intends to purchase. A Fund would realize a loss if the price of the securities underlying the contract decreased. Such a loss would approximately offset the decrease in cost of the same or similar securities that a Fund intends to purchase.

     Options on Futures Contracts: The Funds may also sell ("write") and purchase covered call and put options on futures contracts in connection with the above strategies. An option on a futures contract gives the buyer of the option, in return for the premium paid for the option, the right to assume a position in the underlying futures contract (a long position if the option is a call and a short position if the option is a put). The writing of a call option on a futures contract constitutes a partial hedge against declining prices of securities underlying the futures contract to the extent of the premium received for the option.
The purchase of a put option on a futures contract constitutes a hedge against price declines below the exercise price of the option and net of the premium paid for the option. The purchase of a call option constitutes a hedge, net of the premium, against an increase in cost of securities that a Fund intends to purchase.

     Currency Futures Contracts and Options: The Funds may also sell and purchase currency futures contracts (or options thereon)
as a hedge against changes in prevailing levels of currency exchange rates. Such contracts may be traded on U.S. or foreign exchanges. The Fund will not use such contracts or options for leveraging purposes.

     Limitations: The Funds may engage in futures transactions, and transactions involving options on futures, only on regulated commodity exchanges or boards of trade. A Fund will not enter into a futures contract or purchase or sell related options if immediately thereafter the sum of the amount of initial margin deposits on the Fund's existing futures and related options positions and premiums paid for options with respect to futures and options used for non-hedging purposes would exceed 5% of the market value of the Fund's total assets. In addition, in instances involving the purchase of futures contracts or call options thereon, a Fund will maintain liquid securities, cash, or cash equivalents in an amount equal to the market value of such contracts.

HYBRID INVESTMENTS (ALL FUNDS EXCEPT LB MONEY MARKET FUND)

     As part of their investment program and to maintain greater flexibility, the Funds may invest in hybrid instruments (a potentially high-risk derivative) which have the characteristics of futures, options and securities. Such instruments may take a variety of forms, such as debt instruments with interest or principal payments determined by reference to the value of a currency, security index or commodity at a future point in time. The risks of such investments would reflect both the risks of investing in futures, options, currencies and securities, including volatility and illiquidity. Under certain conditions, the redemption value of a hybrid instrument could be zero.

     In addition, because the purchase and sale of hybrid instruments could take place in an over-the-counter market or in a private transaction between a Fund and the seller of the hybrid instrument, the creditworthiness of the counterparty to the transaction would be a risk factor which a Fund would have to consider. Hybrid instruments also may not be subject to regulation of the Commodities Futures Trading Commission ("CFTC"), which generally regulates the trading of commodity futures by U.S.
persons, the SEC, which regulates the offer and sale of securities by and to U.S. persons, or any other governmental regulatory authority.

     The LB World Growth Fund will limit its investment in hybrid instruments to 10% of total assets.

RISKS OF TRANSACTIONS IN OPTIONS AND FUTURES

     There are certain risks involved in the use of futures contracts, options on securities and securities index options, and options on futures contracts, as hedging devices. There is a risk that the movement in the prices of the index or instrument underlying an option or futures contract may not correlate perfectly with the movement in the prices of the assets being hedged.
The lack of correlation could render a Fund's hedging strategy unsuccessful and could result in losses. The loss from investing in futures transactions is potentially unlimited.

     There is a risk that Thrivent Investment Mgt. or a subadviser could be incorrect in their expectations about the direction or extent of market factors such as interest rate movements. In such a case, a Fund would have been better off without the hedge. In addition, while the principal purpose of hedging is to limit the effects of adverse market movements, the attendant expense may cause a Fund's return to be less than if hedging had not taken place. The overall effectiveness of hedging, therefore, depends on the expense of hedging and Thrivent Investment Mgt.'s or a subadviser's accuracy in predicting the future changes in interest rate levels and securities price movements.

     A Fund will generally purchase and sell options traded on a national securities or options exchange. Where options are not readily available on such exchanges, a Fund may purchase and sell options in negotiated transactions. When a Fund uses negotiated options transactions, it will seek to enter into such transactions involving only those options and futures contracts for which there appears to be an active secondary market.

     There is, nonetheless, no assurance that a liquid secondary market, such as an exchange or board of trade, will exist for any particular option or futures contract at any particular time. If a futures market were to become unavailable, in the event of an adverse movement, a Fund would be required to continue to make daily cash payments of maintenance margin if it could not close a futures position. If an options market were to become unavailable and a closing transaction could not be entered into, an option holder would be able to realize profits or limit losses only by exercising an option, and an option writer would remain obligated until exercise or expiration.

     In addition, exchanges may establish daily price fluctuation limits for options and futures contracts, and may halt trading if a contract's price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached or a trading halt is imposed, it may be impossible for a Fund to enter into new positions or close out existing positions. If the secondary market for a contract is not liquid because of price fluctuation limits or otherwise, it could prevent prompt liquidation of unfavorable positions, and potentially could require a Fund to continue to hold a position until delivery or expiration regardless of changes in its value. As a result, a Fund's access to other assets held to cover its options or futures positions could also be impaired.

     When conducting negotiated options transactions there is a risk that the opposite party to the transaction may default in its obligation to either purchase or sell the underlying security at the agreed upon time and price. In the event of such a default, a
Fund could lose all or part of the benefit it would otherwise have realized from the transaction, including the ability to sell securities it holds at a price above the current market price or to purchase a security from another party at a price below the current market price.

     Finally, if a broker or clearing member of an options or futures clearing corporation were to become insolvent, a Fund could experience delays and might not be able to trade or exercise options or futures purchased through that broker or clearing member.
In addition, a Fund could have some or all of its positions closed out without its consent. If substantial and widespread, these insolvencies could ultimately impair the ability of the clearing corporations themselves.

FOREIGN FUTURES AND OPTIONS

     Participation in foreign futures and foreign options transactions involves the execution and clearing of trades on or subject to the rules of a foreign board of trade. Neither the National Futures Association nor any domestic exchange regulates activities of any foreign boards of trade, including the execution, delivery and clearing of transactions, or has the power to compel enforcement of the rules of a foreign board of trade or any applicable foreign law. This is true even if the exchange is formally linked to a domestic market so that a position taken on the market may be liquidated by a transaction on another market. Moreover, such laws or regulations will vary depending on the foreign country in which the foreign futures or foreign options transaction occurs.

     For these reasons, customers who trade foreign futures or foreign options contracts may not be afforded certain of the protective measures provided by the Commodity Exchange Act, the CFTC's regulations and the rules of the National Futures
Association and any domestic exchange, including the right to use reparations proceedings before the Commission and arbitration proceedings provided by the National Futures Association or any domestic futures exchange. In particular, funds received from customers for foreign futures or foreign options transactions may not be provided the same protections as funds received in respect of transactions on United States futures exchanges.

     In addition, the price of any foreign futures or foreign options contract and, therefore, the potential profit and loss thereon may be affected by any variance in the foreign exchange rate between the time an order is placed and the time it is liquidated, offset or exercised.

SHORT SALES AGAINST THE BOX

     The Funds may effect short sales, but only if such transactions are short sale transactions known as short sales "against the box". A short sale is a transaction in which a Fund sells a security it does not own by borrowing it from a broker, and consequently becomes obligated to replace that security. A short sale against the box is a short sale where a Fund owns the security sold short or has an immediate and unconditional right to acquire that security without additional cash consideration upon conversion, exercise or exchange of options with respect to securities held in its portfolio. The effect of selling a security short against the box is to insulate that security against any future gain or loss.

FOREIGN CURRENCY EXCHANGE-RELATED SECURITIES AND FOREIGN CURRENCY TRANSACTIONS

     Foreign Currency Warrants. Foreign currency warrants are warrants which entitle the holder to receive from their issuer an amount of cash (generally, for warrants issued in the United States, in U.S. dollars).  The cash amount is calculated pursuant to a predetermined formula and based on the exchange rate between a specified foreign currency and the U.S. dollar as of the exercise date of the warrant.  Foreign currency warrants generally are exercisable upon their issuance and expire as of a specified date and time.

     Foreign currency warrants have been issued in connection with U.S. dollar-denominated debt offerings by major corporate issuers in an attempt to reduce the foreign currency exchange risk that, from the point of view of prospective purchasers of the securities, is inherent in the international fixed-income marketplace. Foreign currency warrants may attempt to reduce the foreign exchange risk assumed by purchasers of a security by, for example, providing for a supplemental payment in the event that the U.S.
dollar depreciates against the value of a major foreign currency such as the Japanese Yen or German Deutschmark. The formula used to determine the amount payable upon exercise of a foreign currency warrant may make the warrant worthless unless the applicable foreign currency exchange rate moves in a particular direction (e.g., unless the U.S. dollar appreciates or depreciates against the particular foreign currency to which the warrant is linked or indexed). Foreign currency warrants are severable from the debt obligations with which they may be offered, and may be listed on exchanges.

     Foreign currency warrants may be exercisable only in certain minimum amounts, and an investor wishing to exercise warrants who possesses less than the minimum number required for exercise may be required either to sell the warrants or to purchase additional warrants, thereby incurring additional transaction costs. In the case of any exercise of warrants, there may be a time delay between the time a holder of warrants gives instructions to exercise and the time the exchange rate relating to exercise is determined.  During this time the exchange rate could change significantly, thereby affecting both the market and cash settlement values of the warrants being exercised.

     The expiration date of the warrants may be accelerated if the warrants should be delisted from an exchange or if their trading should be suspended permanently.  This would result in the loss of any remaining "time value" of the warrants (i.e., the difference between the current market value and the exercise value of the warrants), and, in the case the warrants were
"out-of-the-money," in a total loss of the purchase price of the warrants.

     Warrants are generally unsecured obligations of their issuers and are not standardized foreign currency options issued by the
Options Clearing Corporation ("OCC"). Unlike foreign currency options issued by OCC, the terms of foreign exchange warrants generally will not be amended in the event of governmental or regulatory actions affecting exchange rates or in the event of the imposition of other regulatory controls affecting the international currency markets.

     The initial public offering price of foreign currency warrants is generally considerably in excess of the price that a commercial user of foreign currencies might pay in the interbank market for a comparable option involving significantly larger amounts of foreign currencies.

     Foreign currency warrants are subject to significant foreign exchange risk, including risks arising from complex political or economic factors.

     Foreign Currency Transactions.  A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties at a price set at the time of the contract.  These contracts are principally traded in the interbank market conducted directly between currency traders (usually large, commercial banks) and their customers.  A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades.

     A Fund may enter into forward contracts for a variety of purposes in connection with the management of the foreign securities portion of its portfolio.  A Fund's use of such contracts would include, but not be limited to, the following:

(1)  When the Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may desire to "lock in" the U.S. dollar price of the security.  By entering into a forward contract for the purchase or sale, for a fixed amount of dollars, of the amount of foreign currency involved in the underlying security transactions, the Fund will be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the subject foreign currency during the period between the date the security is purchased or sold and the date on which payment is made or received.

(2)  When a Fund determines that one currency may experience a substantial movement against another currency, including the U.S.
     dollar, a Fund may enter into a forward contract to sell or buy the amount of the former foreign currency, approximating the value of some or all of a Fund's portfolio securities denominated in such foreign currency.

     Alternatively, where appropriate, a Fund may hedge all or part of its foreign currency exposure through the use of a basket of currencies or a proxy currency where such currency or currencies act as an effective proxy for other currencies.  In such a case, a Fund may enter into a forward contract where the amount of the foreign currency to be sold exceeds the value of the securities denominated in such currency.  The use of this basket hedging technique may be more efficient and economical than entering into separate forward contracts for each currency held in a Fund.

     The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures.  The projection of short-term currency market movement is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain.

     Under normal circumstances, currency risk will be considered when deciding whether to buy or sell a security and as part of the overall diversification strategies.  However, Thrivent Investment Mgt. and Price International believe that it is important to have the flexibility to enter into such forward contracts when it determines that the best interests of the Fund will be served.

     A Fund may enter into forward contracts for any other purpose consistent with the Fund's investment objective and program.
However, a Fund will not enter into a forward contract, or maintain exposure to any such contract(s), if the amount of foreign currency required to be delivered thereunder would exceed the Fund's holdings of liquid, high-grade debt securities, currency available for cover of the forward contract(s), or other suitable cover as permitted by the SEC.  In determining the amount to be delivered under a contract, the Fund may net offsetting positions.

     At the maturity of a forward contract, a Fund may sell the portfolio security and make delivery of the foreign currency, or it may retain the security and either extend the maturity of the forward contract (by "rolling" that contract forward) or may initiate a new forward contract.

     If a Fund retains the portfolio security and engages in an offsetting transaction, the Fund will incur a gain or a loss (as described below) to the extent that there has been movement in forward contract prices.  If a Fund engages in an offsetting transaction, it may subsequently enter into a new forward contract to sell the foreign currency.  Should forward prices decline during the period between a Fund's entering into a forward contract for the sale of a foreign currency and the date it enters into an offsetting contract for the purchase of the foreign currency, the Fund will realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase.  Should forward prices increase, the
Fund will suffer a loss to the extent of the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell.

     A Fund's dealing in forward foreign currency exchange contracts will generally be limited to the transactions described above.  However, the Funds reserve the right to enter into forward foreign currency contracts for different purposes and under different circumstances.  Of course, the Funds are not required to enter into forward contracts with regard to foreign currency-denominated securities and will not do so unless deemed appropriate.  It also should be realized that this method of hedging against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities.
It simply establishes a rate of exchange at a future date.  Additionally, although such contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time, they tend to limit any potential gain that might result from an increase in the value of that currency.

     Although a Fund values its assets daily in terms of U.S. dollars, it does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis.  It will do so from time to time, and there are costs associated with currency conversion.  Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the "spread") between the prices at which they are buying and selling various currencies.  Thus, a dealer may offer to sell a foreign currency to the fund at one rate, while offering a lesser rate of exchange should the fund desire to resell that currency to the dealer.

     Principal Exchange Rate Linked Securities. Principal exchange rate linked securities are debt obligations the principal on which is payable at maturity in an amount that may vary based on the exchange rate between the U.S. dollar and a particular foreign currency at or about that time. The return on "standard" principal exchange rate linked securities is enhanced if the foreign currency to which the security is linked appreciates against the U.S. dollar, and is adversely affected by increases in the foreign exchange value of the U.S. dollar. "Reverse" principal exchange rate linked securities are like the "standard"
securities, except that their return is enhanced by increases in the value of the U.S. dollar and adversely impacted by increases in the value of foreign currency.

     Interest payments on the securities are generally made in U.S. dollars at rates that reflect the degree of foreign currency risk assumed or given up by the purchaser of the notes (i.e., at relatively higher interest rates if the purchaser has assumed some of the foreign exchange risk, or relatively lower interest rates if the issuer has assumed some of the foreign exchange risk, based on the expectations of the current market).

     Principal exchange rate linked securities may in limited cases be subject to acceleration of maturity (generally, not without the consent of the holders of the securities), which may have an adverse impact on the value of the principal payment to be made at maturity.

     Performance Indexed Paper. Performance indexed paper is U.S. dollar-denominated commercial paper the yield of which is linked to certain foreign exchange rate movements. The yield to the investor on performance indexed paper is established at maturity as a function of spot exchange rates between the U.S. dollar and a designated currency as of or about that time (generally, the index maturity two days prior to maturity). The yield to the investor will be within a range stipulated at the time of purchase of the obligation.  Generally, the guaranteed minimum rate of return  is below, and a potential maximum rate of return that is above, market yields on U.S. dollar-denominated commercial paper. In addition, both the minimum and maximum rates of return on the investment generally correspond to the minimum and maximum values of the spot exchange rate two business days prior to maturity.

TEMPORARY DEFENSIVE INVESTMENTS (ALL FUNDS EXCEPT LB MONEY MARKET FUND)

     In response to market, economic, political, or other conditions, each Fund may invest without limitation in cash, preferred stocks, or investment-grade debt securities for temporary defensive purposes.  If the Fund does this, different factors could affect the Fund's performance and it may not achieve its investment objective.

INVESTMENT LIMITATIONS

     The fundamental investment restrictions for the Funds are set forth below. These fundamental investment restrictions may not be changed by a Fund except by the affirmative vote of a majority of the outstanding voting securities of that Fund as defined in the Investment Company Act of 1940.  (Under the Investment Company Act of 1940, a "vote of the majority of the outstanding voting securities" means the vote, at a meeting of security holders duly called, (i) of 67% or more of the voting securities present at a meeting if the holders of more than 50% of the outstanding voting securities are present or represented by proxy or (ii) of more than 50% of the outstanding voting securities, whichever is less (a "1940 Act Majority Vote").)  Under these restrictions, with respect to each Fund:

      (1)    The Fund may not borrow money, except that the Fund may borrow money (through the issuance of debt securities or otherwise) in an amount not exceeding one-third of the Fund's total assets immediately after the time of such borrowing.

      (2)    The Fund may not purchase or sell commodities or commodity contracts, except that the Fund may invest in financial futures contracts, options thereon and similar instruments.

      (3)    The Fund may not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments, except that the Fund may invest in securities or other instruments backed by real estate or securities of companies engaged in the real estate business or that invest or deal in real estate.

      (4)    The Fund may not engage in underwriting or agency distribution of securities issued by others; provided, however, that this restriction shall not be construed to prevent or limit in any manner the power of the Fund to purchase and resell restricted securities or securities for investment.

      (5)    The Fund may not lend any of its assets except portfolio securities. The purchase of corporate or U.S. or foreign governmental bonds, debentures, notes, certificates of indebtedness, repurchase agreements or other debt securities of an issuer permitted by the Fund's investment objective and policies will not be considered a loan for purposes of this limitation.

      (6)    The Fund may not with respect to 75% of its total assets, purchase the securities of any issuer (except Government
             Securities, as such term is defined in the Investment Company Act of 1940) if, as a result, the Fund would own more than 10% of the outstanding voting securities of such issuer or the Fund would have more than 5% of its total assets invested in the securities of such issuer.

      (7)    The Fund may not issue senior securities, except as permitted under the Investment Company Act of 1940 or any exemptive order or rule issued by the Securities and Exchange Commission.

      (8)    The Fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies, and limitations as the Fund.

      (9)    The Fund may not invest in a security if the transaction would result in 25% or more of the Fund's total assets being invested in any one industry. With respect to Lutheran Brotherhood Money Market Fund, this restriction does not apply to Government Securities (as such term is defined in the Investment Company Act of 1940) or instruments issued by domestic banks.  This restriction does not apply to LB Municipal Bond Fund.

     The following nonfundamental investment restriction may be changed without shareholder approval. Under this restriction with respect to each Fund:

      (1)  The Fund will not purchase any security while borrowings, including reverse repurchase agreements, representing more than 5% of the Fund's total assets are outstanding.

     Section 18(g) of the 1940 Act defines a "senior security" as any bond, debenture, note, or similar obligation constituting a security and evidencing indebtedness.  Section 18(f)(1) of the 1940 Act prohibits an open-end investment company from issuing senior securities but permits borrowings from a bank if immediately after the borrowing there is asset coverage of at least 300%
and provided further that, in the event that such asset coverage falls below 300%, the investment company will, within 3 days (not including Sundays and holidays), reduce the amount of its borrowings to an extent that the asset coverage of such borrowings shall be at least 300%.  The SEC staff has taken the position that a fund may engage in certain leveraged transactions, such as short sales and financial futures contracts, without violating Section 18(f)(1) if it segregates fund assets.

                              FUND MANAGEMENT

THE FUNDS' TRUSTEES AND OFFICERS

     The Board of Trustees is responsible for the management and supervision of the Funds' business affairs and for exercising all powers except those reserved to the shareholders.  Each Trustee, except Mr. Nicholson, also serves as a Director of LB Series
Fund, Inc., a registered investment company consisting of 14 Portfolios that serve as the underlying funds for the variable annuity and variable universal life contracts issued by Thrivent Financial for Lutherans ("Thrivent Financial") and Lutheran
Brotherhood Variable Insurance Products Company ("LBVIP").  Also, in addition to serving as Director of LB Series Fund, Inc., Mr.
Gilbert serves as a Trustee of The AAL Mutual Funds (a registered investment company consisting of 20 Funds, which offer Class A,
Class B and Institutional Class shares) and as a Director of AAL Variable Product Series Fund, Inc. (a registered investment company consisting of 14 Portfolios that serve as the underlying funds for variable annuity contracts issued by Thrivent Financial and LBVIP and variable universal life contracts issued by Thrivent Financial.)

     The following tables provides information about the Trustees and officers of the Trust.

                     INTERESTED TRUSTEES

---------------------------- ----------------------------------- ---------------------------------- --------------------------------
                             Position with the Fund, Length of   Principal Occupation During the    Other Directorships Held by
Name, Address and Age        Service and Term of Office          Past 5 Years                       Trustee
---------------------------- ----------------------------------- ---------------------------------- --------------------------------
---------------------------- ----------------------------------- ---------------------------------- --------------------------------
John O. Gilbert**            Chairman and Trustee since          Chairman, Thrivent Financial for   Chairman of the Life Office
625 Fourth Avenue South      January, 2003; Term expires upon    Lutherans since 2002; Chairman,    Management Association (LOMA)
Minneapolis, MN              attaining age 70                    President and Chief Executive      board of directors; member of
Age 60                                                           Officer, Aid Association for       the board of regents for Luther
                                                                 Lutherans from 1999 to 2002;       College in Decorah, Iowa; member
                                                                 President and Chief Executive      of the board for Fox PAC -
                                                                 Officer, Aid Association for       Performing Arts Center in
                                                                 Lutherans from 1996 to 1999        Appleton, Wisconsin; Trustee,
                                                                                                    Luther Seminary Foundation
---------------------------- ----------------------------------- ---------------------------------- --------------------------------
---------------------------- ----------------------------------- ---------------------------------- --------------------------------
Bruce J.  Nicholson**        Trustee since 1995; Term expires    President and Chief Executive      Director, St. Olaf Board of
625 Fourth Avenue South      upon attaining age 70               Officer, Thrivent Financial for    Regents; Director, Luther
Minneapolis, MN                                                  Lutherans since 2002; President    Seminary; Director, Minnesota
Age  56                                                          and Chief Executive Officer,       Orchestra; Director, Danny
                                                                 Lutheran Brotherhood from 2000     Thompson Memorial; Director,
                                                                 to 2001; President and Chief       Insurance Federation of
                                                                 Operating Officer, Lutheran        Minnesota; Director, Minnesota
                                                                 Brotherhood from 1999 to 2000;     Business Partnership
                                                                 Executive Vice President and
                                                                 Chief Operating Officer,
                                                                 Lutheran Brotherhood from 1998
                                                                 to 1999; Executive Vice
                                                                 President and Chief Financial
                                                                 Officer, Lutheran Brotherhood
                                                                 from 1990 to 1998

                                    INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
---------------------------- ----------------------------------- ---------------------------------- --------------------------------
Name, Address and Age        Position with the Fund, Length of   Principal Occupation During the    Other Directorships Held by
                             Service and Term of Office          Past 5 Years                       Trustee
---------------------------- ----------------------------------- ---------------------------------- --------------------------------
---------------------------- ----------------------------------- ---------------------------------- --------------------------------
Herbert F. Eggerding, Jr.    Trustee since May, 1990; Term       Management consultant to several   None
625 Fourth Avenue South      expires upon attaining age 70       privately owned companies since
Minneapolis, MN                                                  1997
Age 65
---------------------------- ----------------------------------- ---------------------------------- --------------------------------
---------------------------- ----------------------------------- ---------------------------------- --------------------------------
Noel K. Estenson             Trustee since June, 1997; Term      Retired President and Chief        None
625 Fourth Avenue South      expires upon attaining age 70       Executive Officer, CENEX, Inc.
Minneapolis, MN                                                  since 2000; President and Chief
Age 64                                                           Executive Officer, CENEX, Inc.
                                                                 from 1987 to 2000; Vice
                                                                 Chairman, CF Industries from
                                                                 1997 to 1999
---------------------------- ----------------------------------- ---------------------------------- --------------------------------
---------------------------- ----------------------------------- ---------------------------------- --------------------------------
Jodi L. Harpstead            Trustee since September, 1998;      Vice President & General           Director, Delta Dental Plan of
625 Fourth Avenue South      Term expires upon attaining         Manager, Cardial Surgery           Minnesota
Minneapolis, MN              age 70                              Technologies for Medtronic, Inc.
Age 46                                                           since 2002; President, Global
                                                                 Marketing and U.S. Sales,
                                                                 Cardiac Rhythm Management for a
                                                                 Medtronic, Inc. from 2001 to
                                                                 2002; Vice President, U.S.
                                                                 Pacing Sales Manager for
                                                                 Medtronic, Inc. from 1996 to 2001
---------------------------- ----------------------------------- ---------------------------------- --------------------------------
Connie M. Levi               Trustee since October, 1993; Term   Retired President of the Greater   Director, Norstan, Inc.
625 Fourth Avenue South      expires upon attaining age 70       Minneapolis Chamber of Commerce
Minneapolis, MN
Age 63
---------------------------- ----------------------------------- ---------------------------------- --------------------------------

                            OFFICERS

---------------------------- ----------------------------------- -------------------------------------------------------------------
                             Position with the Fund, Length of
Name, Address and Age        Service and Term of Office          Principal Occupation During the Past 5 Years
---------------------------- ----------------------------------- -------------------------------------------------------------------
---------------------------- ----------------------------------- -------------------------------------------------------------------
Pamela J. Moret              President since 2002; Serves at     Senior Vice President, Marketing and Products, Thrivent Financial
625 Fourth Avenue South      discretion of the Board until her   for Lutherans since 2002; Senior Vice President, Products, American
Minneapolis, MN              successor is elected                Express Financial Advisors from 2000 to 2001; Vice President,
Age 47                                                           Variable Assets, American Express Financial Advisors from 1996 to
                                                                 2000
---------------------------- ----------------------------------- -------------------------------------------------------------------
---------------------------- ----------------------------------- -------------------------------------------------------------------
Charles D. Gariboldi         Treasurer and Principal             Head of Investment Accounting, Thrivent Financial for Lutherans
625 Fourth Avenue South      Accounting Officer since  2002;     since 2002; Head of Investment Accounting, Aid Association for
Minneapolis, MN              Serves at discretion of  the        Lutherans from 1999 to 2001; Treasurer, The AAL Mutual Funds from
Age 43                       Board until his successor is        1997 to 1999
                             elected
---------------------------- ----------------------------------- -------------------------------------------------------------------
---------------------------- ----------------------------------- -------------------------------------------------------------------
John C. Bjork                Secretary since 2000; Serves at     Senior Counsel, Thrivent Financial for Lutherans since 2002;
625 Fourth Avenue South      discretion of the Board until his   Counsel, Lutheran Brotherhood from 1987 to 2001
Minneapolis, MN              successor is elected
Age 49
---------------------------- ----------------------------------- -------------------------------------------------------------------
---------------------------- ----------------------------------- -------------------------------------------------------------------
James H. Abitz               Vice President since 2002; Serves   Senior Vice President, Investments, Thrivent Financial for
625 Fourth Avenue South      at discretion of the Board until    Lutherans since 2002; Senior Vice President and Chief Investment
Minneapolis, MN              his successor is elected            Officer, Aid Association for Lutherans from 1999 to 2001; Vice
Age 57                                                           President,  Investments, Aid Association for Lutherans from 1998 to
                                                                 1999
---------------------------- ----------------------------------- -------------------------------------------------------------------
---------------------------- ----------------------------------- -------------------------------------------------------------------
Karl D. Anderson             Vice President since 2003; Serves   Head of Investment Product Solutions Management, Thrivent Financial
625 Fourth Avenue South      at discretion of the Board until    for Lutherans since 2002; Vice President and Actuary, Aid
Minneapolis, MN              his successor is elected            Association for Lutherans from 1997 to 2002
Age  41
---------------------------- ----------------------------------- -------------------------------------------------------------------
---------------------------- ----------------------------------- -------------------------------------------------------------------
Frederick P. Johnson         Vice President since 1998; Serves   Vice President, Investment Operations, Thrivent Financial for
625 Fourth Avenue South      at discretion of the Board until    Lutherans since 2002; Vice President, Investment Operations,
Minneapolis, MN              his successor is elected            Lutheran Brotherhood in 2001; Assistant Vice President, Investment
Age 40                                                           Operations, Lutheran Brotherhood from 1994 to 2001
---------------------------- ----------------------------------- -------------------------------------------------------------------
---------------------------- ----------------------------------- -------------------------------------------------------------------
Brenda J. Pederson           Vice President since 1998; Serves   Vice President, Member Support and Mutual Fund Operations, Thrivent
625 Fourth Avenue South      at discretion of the Board until    Financial for Lutherans since 2002; Vice President, Member
Minneapolis, MN              her successor is elected            Services, Lutheran Brotherhood from 2001 to 2002; Assistant Vice
Age 41                                                           President, Member Services, Lutheran Brotherhood from 1997 to 2001
---------------------------- ----------------------------------- -------------------------------------------------------------------
---------------------------- ----------------------------------- -------------------------------------------------------------------
James E. Nelson              Assistant Secretary since 2002;     Head of Securities Law, Thrivent Financial for Lutherans since
625 Fourth Avenue South      Serves at discretion of the Board   2002; Head of Securities Law, Lutheran Brotherhood from 2001 to
Minneapolis, MN              until his successor is elected      2002;  Counsel and head of Insurance Practice Group, Law Division
Age 42                                                           of ING ReliaStar (formerly ReliaStar Financial Corp.) from 1998 to
                                                                 2001
---------------------------- ----------------------------------- -------------------------------------------------------------------
---------------------------- ----------------------------------- -------------------------------------------------------------------
Marlene J. Nogle             Assistant Secretary since 2000;     Senior Counsel, Thrivent Financial for Lutherans since 2002; Senior
625 Fourth Avenue South      Serves at discretion of the Board   Counsel and Assistant Vice President, Lutheran Brotherhood from
Minneapolis, MN              until her successor is elected      1991 to 2002
Age 55
---------------------------- ----------------------------------- -------------------------------------------------------------------
---------------------------- ----------------------------------- -------------------------------------------------------------------
Todd J. Kelly                Assistant Treasurer since 2002;     Head of Fund Accounting Operations, Thrivent Financial for
222 West College Avenue      Serves at discretion of the Board   Lutherans since 2002; Manager, Mutual Fund Accounting, Aid
Appleton, WI                 until his successor is elected      Association for Lutherans from 1996 to 2002
Age 33
---------------------------- ----------------------------------- -------------------------------------------------------------------
---------------------------- ----------------------------------- -------------------------------------------------------------------
Gerard V. Vaillancourt       Assistant Treasurer since 2002;     Head of Fund Accounting Administration, Thrivent Financial for
625 Fourth Avenue South      Serves at discretion of the Board   Lutherans since 2002; Manager-Portfolio Compliance, Lutheran
Minneapolis, MN              until his successor is elected      Brotherhood from 2001 to 2002; Manager-Fund Accounting, Minnesota
Age 35                                                           Life from 2000 to 20010 Supervisor-Securities Accounting, Lutheran
                                                                 Brotherhood from 1998 to 2000
---------------------------- ----------------------------------- -------------------------------------------------------------------

** "Interested person" of the Fund as defined in the Investment Company Act of 1940 by virtue of positions with Thrivent Financial.

COMMITTEES OF THE BOARD OF TRUSTEES
The Committees of the Board of Trustees are comprised of the Independent Trustees.   The responsibilities of the Committees are
described below.

Audit Committee.  The present members of the Audit Committee are Ms. Levi (Chairwoman), Mr. Eggerding,  Mr. Estenson, and Ms.
Harpstead.  The Audit Committee assists the Board of Trustees in fulfilling its duties relating to accounting and financial reporting practices and serves as a direct line of communication between the Board of Trustees and the Trust's independent accountants.  The Audit Committee is responsible for recommending the engagement or retention of the Trust's independent accountants, reviewing with the independent accountants the plan and the results of the auditing engagement, approving professional services provided by the independent accountants prior to the performance of such services, considering the range of audit and non-audit fees, reviewing the independence of the independent accountants, reviewing the scope and results of procedures of internal auditing, and reviewing the system of internal accounting control.  The Audit Committee of the Board of Trustees held two meetings during the fiscal year ended October 31, 2002.

Contracts Committee.  The present members of the Contracts Committee are Mr. Eggerding,  (Chairman), Mr. Estenson, Ms. Harpstead,
and Ms. Levi.  The function of the Contracts Committee is to assist the Board of Trustees in fulfilling its duties with respect to the review and approval of contracts between the Trust and other entities, including entering into new contracts and the renewal of existing contracts.  The Contracts Committee considers investment advisory, distribution, transfer agency, administrative service and custodial contracts, and such other contracts as the Board of Trustees deems necessary or appropriate for the continuation of operations of each Fund.  The Contracts Committee held two meetings during the fiscal year ended October 31, 2002.

Governance Committee.  The present members of the Governance Committee are Mr. Estenson (Chairman), Ms. Harpstead, Ms. Levi, and
Mr. Eggerding.  The Governance Committee assists the Board of Trustees in fulfilling its duties with respect to the governance of the Trust, including recommendations regarding evaluation of the Board of Trustees, compensation of the Trustees and composition of the committees and the Board's membership.  The Governance Committee makes recommendations regarding nominations for Trustees, and will consider nominees suggested by shareholders.  The Governance Committee held two meetings during the fiscal year ended
October 31, 2002.

BENEFICIAL INTEREST IN THE FUND BY TRUSTEES

The following tables provides information as of December 31, 2002 regarding the dollar range of beneficial ownership by each
Trustee in each series of the Fund.  In addition, the amount shown in the last column reflects   the aggregate amount of each
Trustee's beneficial ownership in all registered investment companies within the investment company complex which are overseen by the Trustee.

------------------------- ---------------------------------------------------------------------------------------------------------
                                                    INTERESTED TRUSTEES
------------------------- ---------------------------------------------------------------------------------------------------------
                                                                                            Aggregate Dollar Range of Beneficial
                                                                                                          Ownership
                                                                                           in All Registered Investment Companies
                               Dollar Range of Beneficial Ownership                            Overseen by the Trustee in the
  Name of Trustee                          in the Fund                                            Investment Company Complex
------------------------- ---------------------------------------------------------------------------------------------------------
John O. Gilbert           LB Opportunity Growth Fund                    None                  Over $100,000
                          LB Mid Cap Growth Fund                        None
                          LB World Growth Fund                          None
                          LB Growth Fund                                None
                          LB Fund                                       None
                          LB Value Fund                                 None
                          LB High Yield Fund                            None
                          LB Income Fund                                None
                          LB Municipal Bond Fund                        None
                          LB Limited Maturity Bond Fund                 None
                          LB Money Market Fund                          None

------------------------- ---------------------------------------------------------------------------------------------------------
------------------------- ---------------------------------------------------------------------------------------------------------
Bruce J. Nicholson        LB Opportunity Growth Fund                    $10,001-$50,000       Over $100,000
                          LB Mid Cap Growth Fund                        $10,001-$50,000
                          LB World Growth Fund                          $10,001-$50,000
                          LB Growth Fund                                None
                          LB Fund                                       Over $100,000
                          LB Value Fund                                 None
                          LB High Yield Fund                            $1-$10,000
                          LB Income Fund                                $50,001-$100,000
                          LB Municipal Bond Fund                        $10,001-$50,000
                          LB Limited Maturity Bond Fund                 None
                          LB Money Market Fund                          $10,001-$50,000

------------------------- ---------------------------------------------------------------------------------------------------------
------------------------- ---------------------------------------------------------------------------------------------------------
                                    INDEPENDENT TRUSTEES
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                Aggregate Dollar Range of Beneficial Ownership
                                                                                   in All Registered Investment Companies
                                         Dollar Range of Beneficial                    Overseen by the Trustee in the
Name of Trustee                           Ownership in the Fund                          Investment Company Complex
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Herbert F. Eggerding, Jr.    LB Opportunity Growth Fund         $1-$10,000                    Over $100,000
                             LB Mid Cap Growth Fund             $10,001 - $50,000
                             LB World Growth Fund               $1-$10,000
                             LB Growth Fund                     $10,001-$50,000
                             LB Fund                            $50,001-$100,000
                             LB Value Fund                      $1-$10,000
                             LB High Yield Fund                 $10,001-$50,000
                             LB Income Fund                     $10,001-$50,000
                             LB Municipal Bond Fund             $1-$10,000
                             LB Limited Maturity Bond Fund      $10,001-$50,000
                             LB Money Market Fund               $10,001-$50,000

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Noel K. Estenson             LB Opportunity Growth Fund         $50,001-$100,000              Over $100,000
                             LB Mid Cap Growth Fund             Over $100,000
                             LB World Growth Fund               None
                             LB Growth Fund                     $50,001-$100,000
                             LB Fund                            None
                             LB Value Fund                      None
                             LB High Yield Fund                 Over $100,000
                             LB Income Fund                     $50,001-$100,000
                             LB Municipal Bond Fund             None
                             LB Limited Maturity Bond Fund      None
                             LB Money Market Fund               $50,001-$100,000
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Jodi L. Harpstead            LB Opportunity Growth Fund         $1-$10,000                  $50,001-$100,000
                             LB Mid Cap Growth Fund             $1-$10,000
                             LB World Growth Fund               $1-$10,000
                             LB Growth Fund                     $1-$10,000
                             LB Fund                            $10,001-$50,000
                             LB Value Fund                      $1-$10,000
                             LB High Yield Fund                 $1-$10,000
                             LB Income Fund                     $1-$10,000
                             LB Municipal Bond Fund             $1-$10,000
                             LB Limited Maturity Bond Fund      $1-$10,000
                             LB Money Market Fund               $10,001-$50,000
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Connie M. Levi               LB Opportunity Growth Fund         $1-$10,000                  $50,001-$100,000
                             LB Mid Cap Growth Fund             None
                             LB World Growth Fund               None
                             LB Growth Fund                     None
                             LB Fund                            $1-$10,000
                             LB Value Fund                      None
                             LB High Yield Fund                 $1-$10,000
                             LB Income Fund                     $1-$10,000
                             LB Municipal Bond Fund             $1-$10,000
                             LB Limited Maturity Bond Fund      None
                             LB Money Market Fund               None
-----------------------------------------------------------------------------------------------------------------------------------

COMPENSATION OF TRUSTEES AND OFFICERS

     The Fund makes no payments to any of its officers for services performed for the Fund.  The Fund pays the Trustees who are not interested persons an annual compensation of $47,000 to attend meetings of the Board of Trustees. A designated committee chairperson or "lead" Trustee is compensated an additional $2,500 per year for each such position.  Trustees who are not interested persons of the Trust are reimbursed by the Trust for any expenses they may incur by reason of attending Board meetings or in connection with other services they may perform in connection with their duties as Trustees of the Trust. The Trustees receive no pension or retirement benefits in connection with their service to the Fund.

     For the fiscal year ended October 31, 2002, the Trustees of the Trust received the following amounts of compensation either directly or in the form of payments made into a deferred compensation plan:

                            AGGREGATE                      TOTAL COMPENSATION
NAME AND POSITION         COMPENSATION                        PAID BY FUND
OF PERSON                  FROM TRUST                      AND FUND COMPLEX (1)

John O. Gilbert(2)         $              $       0              $        0
Chairman and Trustee

Bruce J. Nicholson(2)             0                                       0
Trustee

Herbert F. Eggerding, Jr.    25,628                                  50,500
Trustee

Noel K. Estenson             24,207(3)                               48,000
Trustee

Jodi L. Harpstead            22,786                                  45,500
Trustee

Connie M. Levi               24,207                                  48,000
Trustee
---------------------------------------------------------------------------------------------------
(1)  The "Fund Complex" includes the 11 series of The Lutheran Brotherhood Family of
     Funds and the 14 portfolios of LB Series Fund, Inc.
(2)  "Interested person" of the Fund as defined in the Investment Company Act of 1940.
(3)  Mr. Estenson elected to receive a portion of his compensation as deferred compensation.
     The total amount of deferred compensation payable to Mr. Estenson as of October 31, 2002, was $0.

CODE OF ETHICS

     The Trust, Thrivent Investment Mgt. and T. Rowe Price International Inc. ("Price International") have each adopted a code of ethics pursuant to the requirements of the 1940 Act.  Under the Codes of Ethics, personnel are only permitted to engage in personal securities transactions in accordance with certain conditions relating to such person's position, the identity of the security, the timing of the transaction, and similar factors.  Transactions in securities that may be held by the Funds are permitted, subject to compliance with applicable provisions of the Code.  Personal securities transactions must be reported quarterly and broker confirmations of such transactions must be provided for review.

              CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

CONTROL PERSONS

     As of December 31, 2002, no one was considered a control person of the Funds.  A control person is one who has beneficial interest in more than 25% of the voting securities of a Fund or one who asserts or is adjudicated to have control of a Fund.

PRINCIPAL HOLDERS

     As of December 31, 2002, the following were principal holders of a Fund's securities.  Principal holders are those who own
(either of record or beneficially) 5% or more of a Class of a Fund's outstanding securities:

     Owner                                          % Ownership
--------------------------------      -----------------------------------------
Thrivent Financial for Lutherans        6.810% Class A LB Growth Fund
(including its wholly-owned             6.633% Class A LB Value Fund
subsidiary companies)                   7.105% Class A LB Limited Maturity
625 4th Avenue South                           Bond Fund
Minneapolis, MN   55415                 6.491% Class B LB Growth Fund
                                        9.110% Class B LB Value Fund
                                       88.226% Class B LB Limited Maturity
                                               Bond Fund
                                       80.143% Institutional Class LB Growth
                                               Fund
                                       86.982% Institutional Class LB Value
                                               Fund
                                       19.652% Institutional Class LB Fund
                                        6.123% Institutional Class LB Income
                                               Fund
                                       42.158% Institutional Class LB Mid
                                               Cap Growth Fund
                                       91.190% Institutional Class LB
                                               Opportunity Growth Fund
                                       32.301% Institutional Class LB World
                                               Growth Fund
                                       86.975% Institutional Class LB Money
                                               Market Fund
                                       24.212% Institutional Class LB High
                                               Yield Fund
                                       72.573% Institutional Class LB
                                               Limited Maturity Bond Fund

Bethesda Lutheran Homes and             7.841% Institutional Class LB
Services Inc.                                  Growth Fund
700 Hoffman Drive
Watertown, WI   53094

Better Vision Optical Co.               7.929% Institutional Class LB
125 South Fourth Street                        Municipal Bond Fund
DeKalb, IL   60115

Calahan Family Partnership             27.620% Institutional Class LB
c/o Julie Bauer                                Municipal Bond Fund
6314 Hillview Way
Missoula, MT   59803

Donaldson Lufkin & Jenrette             5.328% Institutional Class LB Value
Securities Corp.                               Fund
ATTN:  Mutual Funds                    10.909% Institutional Class LB
PO Box 2052                                    Municipal Bond Fund
Jersey City, NJ   07303

Paul & Ralph Efthimiou DBA              7.747% Institutional Class LB
P & R Oil, Inc.                                Municipal Bond Fund
16 W. Tioga Street
Spencer, NY   14883

FFB Financial Partnership              10.653% Institutional Class LB
Fred Bashore - G.P.                            Municipal Bond Fund
12435 E. Doubletree Road
Scottsdale, AZ   85259

Hawkeye Telephone Company               7.456% Institutional Class LB
c/o Chuck Gray                                 Municipal Bond Fund
20887 U Avenue
Hawkeye, IA   52147

J G L Farms Inc.                        5.932% Institutional Class LB
c/o Thomas Johnson                             Municipal Bond Fund
501 Sunset Blvd.
Conrad, MT   59425

Lutheran Community Foundation          54.234% Institutional Class LB Fund
ATTN:  Tom Peterson                    44.734% Institutional Class LB Income
625 Fourth Avenue South #1415                  Fund
Minneapolis, MN   55415                25.922% Institutional Class LB Mid
                                               Cap Growth Fund
                                       62.028% Institutional Class LB World
                                               Growth Fund

Maril & Co. FBO 6X                      7.456% Institutional Class LB
c/o Marshall & Ilsley Trust                    Municipal Bond Fund
1000 North Water Street
Milwaukee, WI   53202

Stoner Homesteader Farms, Inc.          7.776% Institutional Class LB
Rural Box 355                                  Municipal Bond Fund
Outlook, MT   59252

MANAGEMENT OWNERSHIP

As of December 31, 2002, the officers and Trustees owned less than 1% of a Fund's shares.

                           INVESTMENT ADVISORY SERVICES

INVESTMENT ADVISER

     The Funds' investment adviser, Thrivent Investment Mgt., was organized as a Delaware corporation. Thrivent Investment Mgt.
and its affiliates have been in the investment advisory business since 1970.  Thrivent Investment Mgt. is a wholly-owned subsidiary of Thrivent Financial Holdings, Inc., which, in turn, is a wholly-owned subsidiary of Thrivent Financial, a fraternal benefit society.  The officers and directors of Thrivent Investment Mgt. who are affiliated with the Trust are set forth below under "Investment Advisory Services-Affiliated Persons".

INVESTMENT SUBADVISER

     Investment decisions for LB World Growth Fund are made by Price International, which Thrivent Investment Mgt. has engaged as the subadviser for that Fund. Price International manages that Fund on a daily basis, subject to the overall direction of Thrivent
Investment Mgt. and the Fund's Board of Trustees.

     Price International is one of the world's largest international mutual fund asset managers with the U.S. equivalent of about
$18.0 billion under management as of December 31, 2002 in its offices in Baltimore, London, Tokyo, Singapore, Paris, Hong Kong,
and Buenos Aires.   Price International is wholly-owned by T. Rowe Price Associates, Inc.

AFFILIATED PERSONS

     The following directors and officers of Thrivent Investment Mgt., the Funds' investment adviser, are affiliated with the
Trust:

Affiliated Person             Position with Thrivent Investment Mgt.
-----------------             -------------------------------------
Bruce J. Nicholson            President
James H. Abitz                Senior Vice President and Chief Investment Officer
Pamela J. Moret               Senior Vice President
Charles D. Gariboldi          Vice President
Frederick P. Johnson          Vice President
Brenda J. Pederson            Vice President
John C. Bjork                 Assistant Secretary

THE ADVISORY AND SUBADVISORY AGREEMENTS

     Thrivent Investment Mgt., subject to the overall direction of the Board of Trustees, makes investment decisions for each of the Funds, except LB World Growth Fund. Thrivent Investment Mgt. provides overall investment supervision of LB World Growth Fund's investments, with investment decisions for LB World Growth Fund being made by Price International. Except for LB World Growth
Fund, Thrivent Investment Mgt. provides investment research and supervision of each Fund's investments and conducts a continuous program of investment evaluation and appropriate disposition and reinvestment of each Fund's assets. Thrivent Investment Mgt.
assumes the expense of providing the personnel to perform its advisory functions.

     The Master Advisory Contract ("Advisory Contract") for the Funds  provides that it shall continue in effect with respect to each Fund from year to year as long as it is approved at least annually both (i) by a vote of a majority of the outstanding voting securities of such Fund (as defined in the 1940 Act) or by the Trustees of the Trust, and (ii) in either event by a vote of a majority of the Trustees who are not parties to the Advisory Contract or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Advisory Contract may be terminated on 60 days' written notice by either party and will terminate automatically in the event of its assignment, as defined under the 1940 Act and regulations thereunder. Such regulations provide that a transaction that does not result in a change of actual control or management of an adviser is not deemed an assignment.

     The Subadvisory Contract between the Trust and Price International provides that it shall continue in effect with respect to
LB World Growth Fund from year to year as long as it is approved at least annually both (i) by a vote of a majority of the outstanding voting securities of such Fund (as defined in the 1940 Act) or by the Trustees of the Trust, and (ii) in either event by a vote of a majority of the Trustees who are not parties to the Subadvisory Contract or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Subadvisory Contract may be terminated on 60 days' written notice by either party and will terminate automatically in the event of its assignment, as defined under the
1940 Act and regulations thereunder. Such regulations provide that a transaction that does not result in a change of actual control or management of an adviser is not deemed an assignment.

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT

     On December 4, 2002, the Board of Trustees, including the Trustees who are not "interested persons" of Thrivent Investment
Mgt., Thrivent Financial,  or the Trust ("Independent Trustees"), unanimously voted to approve the current investment advisory agreement between Thrivent Investment Mgt. and the Trust.  In connection with its consideration of the current agreement, the
Board of Trustees reviewed the current staff of the investment operations and noted that, while the advisory agreement would be assigned by Lutheran Brotherhood Research Corp. to Thrivent Investment Mgt. effective on January 1, 2003, both advisers are wholly-owned subsidiaries of Thrivent Financial and both advisers have the same directors, officers and staff.  The Board of
Trustees also reviewed the performance of the Funds and the performance of the affiliated funds managed by Thrivent Investment
Mgt. and Thrivent Financial.  After reviewing all of these factors the Board unanimously approved the current investment advisory agreement.

ADVISORY FEES

     Thrivent Investment Mgt. receives an annual investment advisory fee from each Fund. The fee is a daily charge equal to a percentage of the aggregate average daily net assets of the Funds.  The advisory contract between Thrivent Investment Mgt. and the
Trust provides for the following advisory fees:

LB Opportunity Growth Fund            $0 - $100 million            .50%
                                      $101 - $250 million          .40%
                                      $251 - $500 million          .35%
                                      $501 million - $1 billion    .30%
                                      More than $1 billion         .25%

LB Mid Cap Growth Fund                $0 - $100 million            .45%
                                      $101 - $250 million          .40%
                                      $251 - $500 million          .35%
                                      $501 million - $1 billion    .30%
                                      More than $1 billion         .25%

LB World Growth Fund                  $0 - $20 million            1.00%
                                      $21 - $50 million            .85%
                                      More than $50 million        .75%

LB Growth Fund /1/                    $0 - $500 million            .425%
                                      $501 million - $1 billion    .375%
                                      More than $1 billion         .325%

LB Fund                               $0 - $500 million             .40%
                                      $501 million - $1 billion     .35%
                                      More than $1 billion          .30%

LB Value Fund /2/                     $0 - $500 million             .40%
                                      $501 million - $1 billion     .35%
                                      More than $1 billion          .30%

LB High Yield Fund                    $0 - $500 million             .40%
                                      $501 million - $1 billion     .35%
                                      More than $1 billion          .30%

LB Income Fund                        $0 - $500 million             .35%
                                      $501 million - $1 billion     .325%
                                      More than $1 billion          .30%

LB Municipal Bond Fund                $0 - $500 million             .325%
                                      $501 million - $1 billion     .3125%
                                      More than $1 billion          .30%

LB Limited Maturity Bond Fund /3/     $0 - $500 million             .30%
                                      $501 million - $1 billion     .275%
                                      More than $1 billion          .25%

LB Money Market Fund /4/              $0 - $500 million             .25%
                                      $501 million - $1 billion     .225%
                                      $1,000,000,001 - $1.5 billion .20%
                                      $1,500,000,001 - $2 billion   .175%
                                      More than $2 billion          .15%
-----------------------
/1/  As of January 1, 2003, the investment adviser has voluntarily agreed to temporarily waive a portion of its advisory fee and to bear certain expenses associated with operating LB Growth Fund equal in the aggregate to 1.25% of the average daily net assets of LB Growth Fund.  This temporary waiver and expense offset provision may be discontinued at any time.

/2/  As of January 1, 2003, the investment adviser has voluntarily agreed to temporarily waive a portion of its advisory fee and to bear certain expenses associated with operating LB Value Fund equal in the aggregate to 0.80% of the average daily net assets of LB Value Fund.  This temporary waiver and expense offset provision may be discontinued at any time.

/3/  As of January 1, 2003, the investment adviser voluntarily agreed to temporarily waive a portion of its advisory fee and to bear certain expenses associated with operating Class A shares of LB Limited Maturity Bond Fund equal in the aggregate to 0.20% of the average daily net assets of LB Limited Maturity Bond Fund.  This temporary waiver and expense offset provision may be discontinued at any time.

/4/  As of January 1, 2003, the investment adviser has voluntarily agreed to temporarily waive a portion of the advisory fees for the LB Money Market Fund equal in the aggregate to 0.10% for Class A shares and 0.15% for Class B shares.  This temporary waiver may be discontinued at any time.

     The total dollar amounts paid to Thrivent Investment Mgt. (before giving effect to any fee waivers and expense provisions)
under the investment advisory contract in effect for the last three fiscal years are as follows:

                                10/31/02        10/31/01         10/31/00
LB Opportunity Growth Fund      $752,855        $  950,624       $1,188,876
LB Mid Cap Growth Fund           658,114           721,439          608,540
LB World Growth Fund             778,181           956,747        1,006,743
LB Growth Fund                   159,431           158,494           99,962
LB Fund                        3,821,927         4,670,454        5,625,095
LB Value Fund                    143,262           105,746           56,340
LB High Yield Fund             2,453,032         2,761,759        3,374,167
LB Income Fund                 2,429,597         2,367,388        2,356,825
LB Municipal Bond Fund         2,074,969         1,929,286        1,846,378
LB Limited Maturity Bond Fund    219,269           123,457           79,623
LB Money Market Fund           1,737,271         1,755,459        1,601,499

     Thrivent Investment Mgt. waived fees with respect to the Funds for the last three fiscal years as follows:

                               10/31/02         10/31/01        10/31/00
LB Opportunity Growth Fund       --                --              --

LB Mid Cap Growth Fund         $532,100          $483,464          --

LB World Growth Fund            219,636           222,966          --

LB Growth Fund                  243,836           238,416       $148,851

LB Fund                           --              125,160        812,516

LB Value Fund                   232,800           164,059        118,125

LB High Yield Fund                --               61,543        446,310

LB Income Fund                  354,553           344,983        343,358

LB Municipal Bond Fund            --               48,229        285,420

LB Limited Maturity Bond Fund   219,269           112,159         40,991

LB Money Market Fund            271,432           262,659        287,133

     Thrivent Investment Mgt. pays Price International an annual subadvisory fee for the performance of subadvisory services for
LB World Growth Fund. The fee payable is equal to a percentage of that Fund's average daily net assets. The percentage decreases as the Fund's assets increase. For purposes of determining the percentage level of the subadvisory fee for the Fund, the assets of the Fund are combined with the assets of the World Growth Portfolio of LB Series Fund, Inc., another fund with investment objectives and policies that are similar to LB World Growth Fund and for which Price International also provides subadvisory services. The subadvisory fee Thrivent Investment Mgt. pays Price International is equal to the World Growth Fund's pro rata share of the combined assets of the Fund and the World Growth Portfolio of LB Series Fund, Inc. and is equal to .75% of combined average daily net assets up to $20 million, .60% of combined average daily net assets over $20 million but not over $50 million, and .50%
of combined average daily net assets over $50 million. When the combined assets of LB World Growth Fund and the World Growth
Portfolio of LB Series Fund, Inc. exceed $200 million, the subadvisory fee for LB World Growth Fund is equal to .50% of all of the
Fund's average daily net assets. When the combined assets of LB World Growth Fund and the World Growth Portfolio of LB Series Fund
exceed $500 million, the subadvisory fee for LB World Growth Fund is equal to .45% of all the Fund's average daily net assets. At
October 31, 2002, the combined assets of LB World Growth Fund and World Growth Portfolio totaled $401.0 million.

     The total dollar amount paid by Thrivent Investment Mgt. to Price International under the investment subadvisory contract for
LB World Growth Fund for the fiscal year ended October 31, 2002 was $429,511.

                                 OTHER SERVICES

CUSTODIAN

     State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, is the Trust's custodian. As custodian, State Street Bank and Trust Company is responsible for, among other things, safeguarding and controlling the Funds'
cash and securities, handling the receipt and delivery of securities and collecting interest and dividends on the Funds'
investments.

TRANSFER AGENT

     Thrivent Financial Investor Services Inc. ("Thrivent Financial Investor Services"), 625 Fourth Avenue South, Minneapolis,
Minnesota 55415, provides transfer agency services necessary to the Funds.

ADMINISTRATIVE SERVICES

     Thrivent Financial Investor Services provides administrative personnel and services necessary to operate the Funds on a daily basis for a fee equal to 0.02 percent of the Funds' average daily net assets. The total dollar amounts paid to Thrivent Financial
Investors Services for administrative services for the last three fiscal years are as follows:

                                 10/31/02         10/31/01         10/31/00
LB Opportunity Growth Fund       $ 39,235         $ 42,531         $ 55,079
LB Mid Cap Growth Fund             36,663           33,572           27,927
LB World Growth Fund               22,437           23,380           26,846
LB Growth Fund                      9,051            7,459            4,704
LB Fund                           246,280          261,364          325,006
LB Value Fund                       8,684            5,287            2,817
LB High Yield Fund                151,789          143,529          178,524
LB Income Fund                    171,340          137,993          137,343
LB Municipal Bond Fund            155,771          119,474          114,168
LB Limited Maturity Bond Fund      17,785            8,230            5,308
LB Money Market Fund              172,891          144,930          131,244

INDEPENDENT ACCOUNTANTS

     PricewaterhouseCoopers LLP, 650 Third Avenue South, Suite 1300, Minneapolis, Minnesota 55402, serves as the Trust's independent accountants, providing professional services including audits of the Funds' annual financial statements, assistance and consultation in connection with Securities and Exchange Commission filings, and review of the annual income tax returns filed on behalf of the Funds.

                      DISTRIBUTION AND SHAREHOLDER SERVICES

PLAN OF DISTRIBUTION AND DISTRIBUTION CONTRACT

     The Trust has adopted a Plan of Distribution pursuant to Rule 12b-1 under the 1940 Act (the "12b-1 Plan") with respect to the
Class B shares of each Fund except LB Limited Maturity Bond Fund and LB Money Market Fund. The 12b-1 Plan permits, among other things, payment by each such Fund for the purpose of:

     (1) making payments to underwriters, securities dealers and others engaged in the sale of Class B shares, including payments to Thrivent Investment Mgt. to be used to compensate or reimburse Thrivent Investment Mgt. and others (including affiliates of
Thrivent Investment Mgt.) engaged in the distribution and marketing of Class B shares or furnishing assistance to investors on an ongoing basis;

     (2) providing reimbursement of direct out-of-pocket expenditures incurred by Thrivent Investment Mgt. in connection with the distribution and marketing of Class B shares;

     (3)providing reimbursements of payments of commissions to Thrivent Investment Mgt.'s field force and others involved in the distribution of the Class B shares at the time of purchase, plus interest at a rate not to exceed prime plus 1% on the amount of unreimbursed commissions; and

    (4) providing payment of expenses relating to the formulation and implementation of marketing strategies and promotional activities such as direct mail promotions and television, radio, newspaper, magazine and other mass media advertising; the preparation, printing and distribution of sales literature; the preparation, printing and distribution of prospectuses of the
Trust and reports for recipients other than existing shareholders of the Trust; and obtaining such information, analyses and reports with respect to marketing and promotional activities and investor accounts as the Trust may, from time to time, deem advisable.

     The Trust and the Funds are authorized to engage in the activities listed above, and in other activities primarily intended to result in the sale of Class B shares, either directly or through other persons with which the Trust has entered into agreements pursuant to the 12b-1 Plan.

     The 12b-1 Plan provides that it may not be amended to increase materially the costs which a Fund may bear pursuant to the
12b-1 Plan without approval by a 1940 Act Majority Vote of the Class B shareholders.  The 12b-1 Plan also provides that other material amendments of the 12b-1 Plan must be approved by the Trustees, and by the Trustees who are neither "interested persons"
(as defined in the 1940 Act) of the Trust nor have any direct or indirect financial interest in the operation of the 12b-1 Plan or in any related agreement (the "Qualified Trustees"), by vote cast in person at a meeting called for the purpose of considering such amendments.

     While the 12b-1 Plan is in effect, the selection and nomination of the Trustees of the Trust who are not "interested persons"
of the Trust has been committed to the discretion of the Trustees who are not "interested persons" of the Trust. The 12b-1 Plan was initially approved by the Board of Trustees, including a majority of the Qualified Trustees, on September 9, 1997.  It is
subject to annual approval, by the Board of Trustees and by the Qualified Trustees by vote cast in person at a meeting called for the purpose of voting on the 12b-1 Plan. The 12b-1 Plan is terminable with respect to the Class B shares of any Fund at any time by a vote of a majority of the Qualified Trustees or by 1940 Act Majority Vote of the Class B shareholders of such Fund. A quarterly report of the amounts expended under the 12b-1 Plan and the purposes for which such expenditures were incurred must be made to the Trustees for their review.

     The Funds' principal underwriter and distributor, Thrivent Investment Mgt., is a Delaware corporation organized in 1986.
Thrivent Investment Mgt. is an indirect wholly-owned subsidiary of Thrivent Financial for Lutherans and is located at 625 Fourth
Avenue South, Minneapolis, Minnesota 55415. The officers and directors of Thrivent Investment Mgt. who are affiliated with the
Trust are set forth under "Investment Advisory Services-Affiliated Persons". Under a First Amended and Restated Distribution
Contract dated October 31, 1997, as supplemented by letter dated October 29, 1999, (the "Distribution Contract"), Thrivent
Investment Mgt. is granted the right to sell Class A, Class B and Institutional Class shares of the Funds as agent for the Trust.
Thrivent Investment Mgt. agrees to use its best efforts to secure purchasers for the shares of the Funds.

     In connection with the services to be provided by Thrivent Investment Mgt. under the Distribution Contract, Thrivent
Investment Mgt. receives from each Fund (other than LB Limited Maturity Bond Fund and LB Money Market Fund) an amount with respect to Class B shares determined at an annual rate of .75% of the average daily net asset value represented by such shares. This amount is paid in arrears at the end of each calendar month.

     The Distribution Contract was initially approved by the Board of Trustees including a majority of the Qualified Trustees, on
September 9, 1997, and will continue in effect from year to year so long as its continuance is approved at least annually by the
Board of Trustees and the Qualified Trustees.

     For the fiscal year ended October 31, 2002 each Fund paid Thrivent Investment Mgt. fees under the Distribution Plan and the distributor used all of such payments for compensation to sales personnel on behalf of the Class B shares of the Funds as follows:

     LB Opportunity Growth Fund                 $ 87,665

     LB Mid Cap Growth Fund                      258,703

     LB World Growth Fund                         85,910

     LB Growth Fund                               61,649

     LB Fund                                     551,156

     LB Value Fund                                52,819

     LB High Yield Fund                          290,558

     LB Income Fund                              214,323

     LB Municipal Bond Fund                      137,834

SHAREHOLDER SERVICING PLANS

     The Trust has adopted shareholder servicing plans (each a "Shareholder Servicing Plan") for each Fund (including LB Money
Market Fund). The Shareholder Servicing Plans for the Class A and Class B shares provide that the relevant class may spend annually, directly or indirectly, up to .25% of the average daily value of the net assets attributable to the relevant class for shareholder servicing activities. The Shareholder Servicing Plan for the Institutional Class shares provides that the
Institutional Class may spend annually, directly or indirectly, up to .15% of the average daily value of the net assets attributable to the relevant class for shareholder servicing activities.  Under the Distribution Contract, Thrivent Investment
Mgt. has agreed to undertake certain shareholder servicing activities on behalf of the Funds in exchange for a fee.  The fee equals .25% of the average daily value of the net assets represented by Class A and Class B shares and .15% of the average daily value of the net assets represented by Institutional Class shares.  However, as of March 1, 2003, Thrivent Investment Mgt. will voluntarily waive the .15% shareholder servicing fee for Institutional Class shares.  This temporary waiver may be discontinued at any time.

     A quarterly report of the amounts expended under the Shareholder Servicing Plans, and the purposes for which such expenditures were incurred, must be made to the Trustees for their review. Each Shareholder Servicing Plan may be amended by a majority of the Qualified Trustees or by a 1940 Act Majority Vote by shareholders of the respective class. The Shareholder
Servicing Plans have been approved, and are subject to annual approval, by the Board of Trustees and the Qualified Trustees.

UNDERWRITING COMMISSIONS

     The total dollar amounts of (i) initial sales charges reserved by Thrivent Investment Mgt. for the last three fiscal years and (ii) contingent deferred sales charge upon redemptions of Class B shares for the fiscal year ended October 31, 2002 are as follows:

                                  10/31/02       10/31/01        10/31/00
                                  Initial        Initial         Initial
                                   Sales          Sales           Sales
                                  Charges        Charges         Charges

LB Opportunity Growth Fund        $  230,209   $  420,666      $  499,869
LB Mid Cap Growth Fund               362,089      921,970         819,487
LB World Growth Fund                 150,413      299,680         439,167
LB Growth Fund                       158,027      391,851         408,484
LB Fund                            1,094,460    1,996,194       2,395,038
LB Value Fund                        231,749      273,871         210,507
LB High Yield Fund                 1,330,888    2,155,441       2,102,904
LB Income Fund                     1,049,380    1,200,395         597,711
LB Municipal Bond Fund             1,297,562    1,089,562         543,771

                                   10/31/02       10/31/01        10/31/00
                                  Contingent     Contingent      Contingent
                                   Deferred       Deferred        Deferred
                                    Sales           Sales           Sales
                                   Charges         Charges         Charges

LB Opportunity Growth Fund         $ 16,151      $  19,381        $ 16,793
LB Mid Cap Growth Fund               49,871         42,354          27,231
LB World Growth Fund                 16,478         18,404          16,357
LB Growth Fund                       17,787          9,198           3,308
LB Fund                             125,780        111,793         109,160
LB Value Fund                         8,677          5,126           1,298
LB High Yield Fund                   66,520         57,347          71,366
LB Income Fund                       53,431         32,036          29,515
LB Municipal Bond Fund               38,083         25,049          20,778

                    BROKERAGE ALLOCATION AND OTHER PRACTICES

BROKERAGE TRANSACTIONS

     In connection with the management of the investment and reinvestment of the assets of the Funds, the Advisory Contract authorizes Thrivent Investment Mgt., acting by its own officers, directors or employees or by a duly authorized subcontractor, including Price International, to select the brokers or dealers that will execute purchase and sale transactions for the Funds. In executing portfolio transactions and selecting brokers or dealers, if any, Thrivent Investment Mgt. and Price International will use reasonable efforts to seek on behalf of the Funds the best overall terms available.

     In assessing the best overall terms available for any transaction, Thrivent Investment Mgt. and Price International will consider all factors it deems relevant, including:

     (1)  the breadth of the market in and the price of the security,
     (2)  the financial condition and execution capability of the broker or dealer, and
     (3)  the reasonableness of the commission, if any (for the specific transaction and on a continuing basis).

     In evaluating the best overall terms available, and in selecting the broker or dealer, if any, to execute a particular transaction, Thrivent Investment Mgt. and Price International may also consider the brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934) provided to any other accounts over which Thrivent
Investment Mgt. or Price International or an affiliate of Thrivent Investment Mgt. or Price International exercises investment discretion. Thrivent Investment Mgt. and Price International may pay to a broker or dealer who provides such brokerage and research services a commission for executing a portfolio transaction which is in excess of the amount of commission another broker or dealer would have charged for effecting that transaction if, but only if, Thrivent Investment Mgt. or Price International determines in good faith that such commission was reasonable in relation to the value of the brokerage and research services provided.

     To the extent that the receipt of the above-described services may supplant services for which Thrivent Investment Mgt. or
Price International might otherwise have paid, it would, of course, tend to reduce the expenses of Thrivent Investment Mgt. or
Price International.

     The investment decisions for a Fund are and will continue to be made independently from those of other investment companies and accounts managed by Thrivent Investment Mgt., Price International, or their affiliates. Such other investment companies and accounts may also invest in the same securities as a Fund. When purchases and sales of the same security are made at substantially the same time on behalf of such other investment companies and accounts, transactions may be averaged as to the price and available investments allocated as to the amount in a manner which Thrivent Investment Mgt. and its affiliates believe to be equitable to each investment company or account, including the Fund. In some instances, this investment procedure may affect the price paid or received by a Fund or the size of the position obtainable or sold by a Fund.

AFFILIATED TRANSACTIONS OF PRICE INTERNATIONAL

     Subject to applicable SEC rules, as well as other regulatory requirements, Price International had been authorized to allocate orders with respect to LB World Growth Fund to brokers or dealers affiliated with Price International. These brokers ceased to be affiliates of Price International on August 8, 2000, when T. Rowe Price became the sole owner of Price International.
Such allocations have been in such amounts and proportions as Price International determined, and Price International reported such allocations either to Thrivent Investment Mgt., which reported such allocations to the Board of Trustees, or, if requested, directly to the Board of Trustees.

BROKERAGE COMMISSIONS

     During the last three fiscal years, the Funds paid the following brokerage fees:

                                    10/31/02        10/31/01        10/31/00
LB Opportunity Growth Fund         $ 670,193      $  422,331      $  359,329
LB Mid Cap Growth Fund               259,497         367,965         227,616
LB World Growth Fund*                 87,847         131,769         210,886
LB Growth Fund                        86,995          24,137          22,437
LB Fund                              545,600         786,808       1,410,865
LB Value Fund                         68,005          17,734          15,511
LB High Yield Fund                     7,836          17,638          47,334
LB Income                             14,830          93,249           7,583
LB Municipal Bond Fund                     0               0               0
LB Limited Maturity Bond Fund          2,330           1,380             162
LB Money Market Fund                       0               0               0
--------------------
*  Amount paid to affiliated broker-dealer is $0 for the fiscal year ended October 31, 2002, $0 for the fiscal year ended October
31, 2001, and $9,157.52 for the fiscal year ended October 31, 2000.

     The table below indicates the total amount of brokerage commissions paid by each Fund to firms that provided research services and the aggregate amount of transactions relating to such commissions for the fiscal year ended October 31, 2002:

                                                               Aggregate
                                         Commissions          Transactions
                                         -----------          ------------
LB Opportunity Growth Fund                $ 576,615           $  211,966,732
LB Mid Cap Growth Fund                      213,282              102,501,214
LB World Growth Fund                         53,218               10,586,289
LB Growth Fund                               55,519               29,722,158
LB Fund                                     461,257            1,120,030,659
LB Value Fund                                33,353               24,265,832
LB High Yield Fund                            4,466                  583,655
LB Income Fund                                    0                        0
LB Municipal Bond Fund                            0                        0
LB Limited Maturity Bond Fund                     0                        0
LB Money Market Fund                              0                        0

     The provision of research services was not necessarily a factor in the placement of brokerage business with these firms.

PORTFOLIO TURNOVER RATE

     The rate of portfolio turnover in the Funds will not be a limiting factor when Thrivent Investment Mgt. or the subadviser deems changes in a Fund's portfolio appropriate in view of its investment objectives. As a result, while a Fund will not purchase or sell securities solely to achieve short term trading profits, a Fund may sell portfolio securities without regard to the length of time held if consistent with the Fund's investment objective. A higher degree of equity portfolio activity will increase brokerage costs to a Fund. The portfolio turnover rate is computed by dividing the dollar amount of securities purchased or sold
(whichever is smaller) by the average value of securities owned during the year. Short-term investments such as commercial paper and short-term U.S. Government securities are not considered when computing the turnover rate.

     For the last three fiscal years, the portfolio turnover rates of LB Opportunity Growth Fund, LB Mid Cap Growth Fund, LB World
Growth Fund, LB Growth Fund, LB Fund, LB Value Fund, LB High Yield Fund, LB Income Fund, LB Municipal Bond Fund and LB Limited
Maturity Bond Fund were as follows:

                                    10/31/02        10/31/01        10/31/00
LB Opportunity Growth Fund            117%            126%           143%
LB Mid Cap Growth Fund                 55%            137%           118%
LB World Growth Fund                   22%             30%            40%
LB Growth Fund                         59%             14%            17%
LB Fund                                61%             21%            47%
LB Value Fund                         109%             35%            26%
LB High Yield Fund                     77%             65%            60%
LB Income Fund                        170%            175%           111%
LB Municipal Bond Fund                 13%              5%            12%
LB Limited Maturity Bond Fund         288%            290%           229%

The portfolio turnover rate for LB Value Fund was relatively higher in the fiscal year ending 10/31/02 as a result of a
repositioning of the Fund when there was a portfolio manager change.   The portfolio turnover rate for LB Mid Cap Growth Fund was relatively lower in the fiscal year ending 10/31/02 as a result of the defensive positioning of the Fund.

                                PURCHASING SHARES

     Initial purchases of Fund shares must be made by check and accompanied by an application. Subsequent purchases may be made by:

        -      check;
        -      Federal Reserve or bank wire;
        -      Invest-by-Phone;
        -      Systematic Investment Plan (SIP); and
        -      automatic payroll deduction.

     Use of checks, Federal Reserve or bank wire and Invest-by-Phone is explained in the General Information section of the Fund's prospectus under "Buying Shares of The Lutheran Brotherhood Family of Funds".

SYSTEMATIC INVESTMENT PLAN

     Under the Systematic Investment Plan program, funds may be withdrawn monthly from the shareholder's checking account and invested in the Funds. Thrivent Investment Mgt. representatives will provide shareholders with the necessary authorization forms.

AUTOMATIC PAYROLL DEDUCTION

     Under the Automatic Payroll Deduction program, funds may be withdrawn monthly from the payroll account of any eligible shareholder of a Fund and invested in a Fund. To be eligible for this program, the shareholder's employer must permit and be qualified to conduct automatic payroll deductions. Thrivent Investment Mgt. representatives will provide shareholders with the necessary authorization forms.

                                  SALES CHARGES

     Purchases of Fund shares (other than LB Limited Maturity Bond Fund, LB Money Market Fund, and the Institutional Class shares)
carry either an initial sales charges (Class A) or contingent deferred sales charge (Class B).  This is explained in the section of the Funds' prospectus relating to such shares entitled, "Choosing Your Class of Shares", which also lists ways to reduce or avoid sales charges on subsequent purchases.

     In addition to the situations described in the prospectus, sales charges are waived when shares are purchased by:

         -        directors and regular full-time and regular part-time employees of Thrivent Financial and its subsidiaries and affiliates;

         -        members of Thrivent Financial's sales force and a spouse or minor child of a sales force member; and

         -        any trust, pension, profit-sharing or other benefit plan for such persons.

FULL-TIME EMPLOYEES

     Regular full-time and regular part-time employees of Thrivent Financial are persons who are defined as such by the Thrivent
Financial Human Resources Policy Manual.

RESTRICTION ON SALE OF SHARES PURCHASED

     Sales to any of the persons or groups mentioned in this section are made only with the purchaser's written promise that the shares will not be resold, except through redemption or repurchase by or on behalf of a Fund.

                                 NET ASSET VALUE OF SHARES

LB OPPORTUNITY GROWTH FUND, LB MID CAP GROWTH FUND, LB WORLD GROWTH FUND,
LB GROWTH FUND, LB FUND, LB VALUE FUND, LB HIGH YIELD FUND, LB INCOME FUND, LB MUNICIPAL BOND FUND AND LB LIMITED MATURITY BOND
FUND

     The net asset value per share is determined at the close of each day the New York Stock Exchange is open, or any other day as provided by Rule 22c-1 under the Investment Company Act of 1940. Determination of net asset value may be suspended when the
Exchange is closed or if certain emergencies have been determined to exist by the Securities and Exchange Commission, as allowed by the Investment Company Act of 1940.

     Net asset value is determined by adding the market or appraised value of all securities and other assets attributable to each class of shares; subtracting liabilities attributable to such class; and dividing the result by the number of shares of such class outstanding.

     The market value of each Fund's portfolio securities is determined at the close of regular trading of the New York Stock
Exchange (the "Exchange") on each day the Exchange is open. The value of portfolio securities is determined in the following manner:

-        Equity securities traded on the Exchange or any other national securities exchange are valued at the last sale price. If there has been no sale on that day or if the security is unlisted, it is valued at  the current bid price considered best to represent value in the circumstances.

-        Equity securities not traded on a national securities exchange are valued at the current bid price considered best to represent the value in the circumstances, except that securities for which quotations are furnished through the nationwide automated quotation system approved by the NASDAQ will be valued at their last sales prices so furnished on the date of valuation, if such quotations are available for sales occurring on that day.

-        Bonds and other income securities traded on a national securities exchange will be valued at the last sale price on such national securities exchange that day. Thrivent Investment Mgt. may value such securities on the basis of prices provided by an independent pricing service or within the range of the current bid and asked prices considered best to represent the value in the circumstances, if those prices are believed to better reflect the fair market value of such exchange listed securities.

-        Bonds and other income securities not traded on a national securities exchange will be valued at  the current bid price considered best to represent the value in the circumstances. Such securities may also be valued on the basis of prices provided by an independent pricing service if those prices are believed to reflect the fair market value of such securities.

     For all Funds other than the Money Market Fund, short-term securities with maturities of 60 days or less are valued at amortized cost; those with maturities greater than 60 days are valued at the mean between bid and asked price.

     Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data employed in determining valuation for such securities.

     All other securities and assets will be appraised at fair value as determined by the Board of Trustees.

     Generally, trading in foreign securities, as well as U.S. Government securities, money market instruments and repurchase agreements, is substantially completed each day at various times prior to the close of the Exchange. The values of such securities used in computing the net asset value of shares of a Fund are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the Exchange. Occasionally, events affecting the value of such securities and exchange rates may occur between the times at which they are determined and the close of the Exchange, which will not be reflected in the computation of net asset values. If during such periods events occur which materially affect the value of such securities, the securities will be valued at their fair market value as determined in good faith by the Trustees of the Fund.

     For purposes of determining the net asset value of shares of a Fund all assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars quoted by a major bank that is a regular participant in the foreign exchange market.  Foreign securities may also be priced on the basis of a pricing service that takes into account the quotes provided by a number of such major banks.

LB MONEY MARKET FUND

     Securities held by LB Money Market Fund are valued on the basis of amortized cost, which involves a constant amortization of premium or accretion of discount to maturity regardless of the impact of fluctuating interest rates on the market value of the security.  While this method provides certainty in valuation, it may result in periods in which the value as determined by amortized cost is higher or lower than the price LB Money Market Fund would receive if it sold the security.

     LB Money Market Fund anticipates that under ordinary and usual circumstances it will be able to maintain a constant net asset value of $1.00 per share and LB Money Market Fund will use its best efforts to do so.  However, such maintenance at $1.00 might not be possible if (1) there are changes in short-term interest rates or other factors such as unfavorable changes in the credit of issuers affecting the values of the securities held by LB Money Market Fund and LB Money Market Fund is compelled to sell such securities at a time when the prices which it is able to realize vary significantly from the values determined on the amortized cost basis or (2) LB Money Market Fund should have negative net income. It is expected that LB Money Market Fund will have positive net income at the time of each determination thereof.

     The utilization of the amortized cost method of valuation requires compliance with the requirements of Rule 2a-7 under the
1940 Act.  Such compliance requires, among other things, the following:

     (1)  The Trustees must adopt procedures whereby the extent of deviation, if any, of the current net asset value per share calculated using available market quotations (or an appropriate substitute which reflects current market conditions) from
          LB Money Market Fund's net asset value per share under the amortized cost valuation method will be determined at such intervals as the Trustees deem appropriate and reasonable in light of current market conditions, and the Trustees must review periodically the amount of the deviation as well as the methods used to calculate the deviation;

     (2)  In the event such deviation from LB Money Market Fund's net asset value under the amortized cost valuation method exceeds
          1/2 of 1%, the Trustees must promptly consider what action should be initiated by them, and when the Trustees believe the extent of any deviation from LB Money Market Fund's net asset value per share under the amortized cost valuation method may result in material dilution or any other unfair results to investors or existing shareholders, they must take such action as they deem appropriate to eliminate or reduce to the extent reasonably practicable such dilution or unfair results (shareholders will be notified in the event any such corrective action is taken by the Trustees);

     (3)  LB Money Market Fund may not purchase any instrument with a remaining maturity greater than 397 calendar days or maintain a dollar-weighted average portfolio maturity which exceeds 90 days;

     (4)  LB Money Market Fund must limit its portfolio investments, including repurchase agreements, to those United States dollar-
          denominated instruments that the Trustees determine present minimal credit risks and which are "eligible securities" as defined in Rule 2a-7; and

     (5)  LB Money Market Fund must record, maintain and preserve certain records and observe certain reporting obligations in accordance with Rule 2a-7.

     Securities in which LB Money Market Fund invests must be U.S. dollar-denominated Eligible Securities (as defined in Rule 2a-7 under the 1940 Act) that are determined to present minimal credit risks.  In general, the term "Eligible Security" is limited to any security that:

     (1)   (a) either (i) has received a short-term rating from a nationally recognized statistical rating organization (NRSRO") or has been issued by an issuer that has received a short-term rating from an NRSRO with respect to a class of debt obligations (or any debt obligation within that class) that is comparable in priority and security with the security or
           (ii) is subject to a guarantee that has received a short-term rating from an NRSRO, or a guarantee issued by a guarantor that has received a short-term rating from an NRSRO with respect to a class of debt obligations (or any debt obligation within that class) that is comparable in priority and security with the guarantee, (b) has a remaining maturity of 397 calendar days or less and (c) has received a rating from the requisite number of NRSROs (i.e.. two, if two organizations have issued ratings and one if only one has issued a rating) in one of the two highest short-term major rating categories; or

     (2)   is unrated but is of comparable quality to a rated security as described in (1), above, and which at the time of issuance
           (a) had a remaining maturity of more than 397 calendar days and now has a remaining maturity of 397 calendar days or less, and (b) has not received a long-term rating from an NRSRO in any NRSRO major rating category outside of the NRSRO's three highest major rating categories, unless the security has received a long-term rating from the requisite number of
           NRSROs (i.e., two, if two organizations have issued ratings and one if only one has issued a rating) in one of the three highest long-term major rating categories.

     As indicated in the Prospectus, at least 95% of LB Money Market Fund's total assets will consist of government securities and
"first tier" eligible securities as defined in Rule 2a-7 under the 1940 Act.  The balance of LB Money Market Fund's assets will be invested in "second tier" eligible securities as defined in Rule 2a-7.  For this purpose, "second tier" eligible securities generally are those which have been (i) rated by at least two nationally recognized statistical rating organizations in one of the two highest rating categories for short-term obligations (or so rated by one such organization if it alone has rated the security), (ii) issued by an issuer with comparable short-term obligations that are rated in one of the two highest rating categories, or (iii) if unrated, determined to be comparable to such securities.  LB Money Market Fund may not invest more than the greater of 1% of its total assets or $1 million in "second tier" eligible securities of any single issuer.

CONVERSION TO FEDERAL FUNDS

     It is LB Money Market Fund's policy to be as fully invested as possible so that maximum interest may be earned on money market instruments in the Fund's portfolio. To that end, all payments from investors must be in federal funds or be converted into federal funds when deposited to State Street Bank' account at the Boston Federal Reserve Bank. This conversion must be made before shares are purchased. State Street Bank will act as the investor's agent in depositing checks and converting them to federal funds. State Street will convert the funds and enter the investor's order for shares within two days of receipt of the check.

                                REDEEMING SHARES

     Shares may be redeemed with requests made:

     -      in writing;
     -      through Redeem-by-Phone; or
     -      through the systematic withdrawal plan.

     All methods of redemption are described in the Funds' prospectus under "Redeeming Shares".

                                   TAX STATUS

THE FUNDS' TAX STATUS

     The Funds expect to pay no federal income tax because they intend to meet requirements of Subchapter M of the Internal
Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. To qualify for this treatment, each Fund must, among other requirements:

         -        derive at least 90% of its gross income from dividends, interest, gains from the sale of securities, and certain other investments;

         -        invest in securities within certain statutory limits; and

         -        distribute at least 90% of its ordinary income to shareholders.

     It is each Fund's policy to distribute substantially all of its income on a timely basis, including any net realized gains on investments each year.

     To avoid payment of a 4% excise tax, each Fund is also generally required to distribute to shareholders at least 98% of its ordinary income earned during the calendar year and 98% of its net capital gains realized during the 12-month period ending
October 31.

SHAREHOLDERS' TAX STATUS

     Information on a shareholder's tax status is described in the Fund's prospectus under "Taxes."

CAPITAL GAINS

     While the Funds do not intend to engage in short-term trading, they may dispose of securities held for only a short time if
Thrivent Investment Mgt. believes it to be advisable. Such changes may result in the realization of capital gains. Each Fund distributes its realized gains in accordance with federal tax regulations. Distributions from any net realized capital gains will usually be declared in December.

                               GENERAL INFORMATION

     The Lutheran Brotherhood Family of Funds, a business trust organized under the laws of the State of Delaware, was established pursuant to a Master Trust Agreement dated July 15, 1993. The Trust is authorized to issue shares of beneficial interest, par value $.001 per share, divisible into an indefinite number of different series and classes and operates as a "series company" as provided by Rule 18f-2 under the 1940 Act. Currently, 11 series of the Trust exist and each series is authorized to issue three classes of shares: Class A, Class B and Institutional Class shares. Effective October 31, 1997, all of the outstanding shares of the Funds were redesignated as Class A shares and, immediately thereafter, shares held by Lutheran institutions and church organizations with accounts of at least $100,000 were automatically converted to Institutional Class shares. The attributes of the various classes of shares are more fully described in their respective prospectus. The interests of investors in the various series of the Trust will be separate and distinct.

     The assets received by the Trust from the issue and sale of shares of a Fund and all income, earnings, profits and proceeds thereof, subject only to the rights of creditors, are specially allocated to each class of such Fund and constitute the underlying assets of such Fund. The underlying assets of such Fund are required to be segregated on the books of account, and are charged with the expenses in respect of each class of the Fund and with a share of the general expenses of the Trust. Under the Trust's
Multiple Class Expense Allocation Plan adopted under Rule 18f-3 of the 1940 Act, expenses are allocated as follows:

     (1) advisory fees, custodial fees and other expenses relating to the management of the Fund's assets ("Management-Related Expenses") are allocated to each class on the basis of the net asset value of that class in relation to the net asset value of the Series;

     (2) expenses of the Institutional Class shares of each Series (other than Management-Related Expenses) and shareholder servicing fees with respect to Institutional Class shares are specially allocated to the Institutional Class; and

     (3) expenses of the Class A and Class B shares of each series, other than Management-Related Expenses and Rule 12b-1 and shareholder servicing fees with respect to Class A and Class B shares, are allocated to each such class based on the net asset value of such class in relation to the aggregate net asset value of the Class A and Class B shares.

     Upon any liquidation of a Fund, shareholders thereof are entitled to share pro rata in the net assets of each class available for distribution.

                         CALCULATION OF PERFORMANCE DATA

     The total return and yield of the Class A, Class B and Institutional Class shares will be calculated as set forth below.
Total return and yield are computed separately for each class of shares of the Funds. The performance data listed below covers periods prior to the adoption of the current class designations. Shares of the Funds had no class designations until October 31,
1997, when designations were assigned based upon the sales charges, Rule 12b-1 fees and shareholder servicing fees applicable to shares sold thereafter. The Shareholder Servicing Plans became effective on October 31, 1997, for Class A and Class B shares, and on October 31, 1999, for Institutional Class shares.  Total return and yield performance data for periods prior to October 31,
1997, have been restated to reflect the revised initial sales charge schedule for the Class A shares and the contingent deferred sales charge for the Class B shares that became effective on that date. However, the total return and yield performance data have not been restated to reflect Rule 12b-1 fees for the Class B shares and shareholder servicing fees, which will adversely affect performance for the Class A and B shares after October 31, 1997, and  the Institutional Class shares after October 31, 1999.

     Performance data after October 31, 1997 reflects Rule 12b-1 fees, shareholder servicing fees and sales charges, where applicable, as follows:

Class              Rule 12b-1                       Shareholder Servicing Fee         Sales Charge
------------------ ------------------------------- ---------------------------------- -------------------------------------
A                  None                            .25% of average daily net assets   Initial sales charge up to 5.5% for
                                                                                      equity Funds and 4.5% for fixed
                                                                                      income Funds, depending on amount
                                                                                      of investment (1)
------------------ ------------------------------- ---------------------------------- -------------------------------------
------------------ ------------------------------- ---------------------------------- -------------------------------------
B                  .75% of average daily net       .25% of average daily net assets   1- and 5-year periods reflect a 5%
                   assets (1)(2)                                                      and 1% contingent deferred sales
                                                                                      charge, respectively (1)
------------------ ------------------------------- ---------------------------------- -------------------------------------
------------------ ------------------------------- ---------------------------------- -------------------------------------
Institutional      None                            None (3)                           None
------------------ ------------------------------- ---------------------------------- -------------------------------------

(1)  LB Limited Maturity Bond Fund and LB Money Market Fund are not subject to Rule 12b-1 fees or sales charges.
(2)  Class B shares convert automatically to Class A shares after five years.
(3)  The Institutional Class shareholder servicing fee became effective October 31, 1999.  However, as of March 1, 2003, the
     investment adviser voluntarily waived the .15% fee.  This temporary waiver may be discontinued at any time.

     Calculations of performance data for all Funds in this section reflect the subsidization by Fund affiliates of fees and expenses relating to the Fund during the subject period. In the absence of such subsidization actual performance would be lower.

TOTAL RETURN

     Average annual total return is computed by determining the average annual compounded rates of return over the designated periods that, if applied to the initial amount invested would produce the ending redeemable value, according to the following formula:

                                  P(1+T)^(n) = ERV

Where:         P      =      a hypothetical initial payment of $1,000

               T      =      average annual total return

               n      =      number of years

               ERV    =      ending redeemable value at the end of the designated period assuming a hypothetical
                             $1,000 payment made at the beginning of the designated period

               ^      =      raised to the power of

     The calculation is based on the further assumptions that the maximum initial sales charge applicable to the investment is deducted, and that all dividends and distributions by the Fund are reinvested at net asset value on the reinvestment dates during the periods. All accrued expenses are also taken into account as described later herein.

           Average annual total return after taxes on distributions is computed by determining the average annual compounded rates of return (after taxes on distributions) over the designated periods that, if applied to the initial amount invested would produce the ending redeemable value, according to the following formula:

                                  P(1+T)^(n) = ATVd

Where:         P      =      a hypothetical initial payment of $1,000

               T      =      average annual total return (after taxes on
                             distributions)

               n      =      number of years

              ATVd    =      ending redeemable value, after taxes on fund distributions but not after taxes on redemption, at the end of the designated period assuming a hypothetical $1,000 payment made at the beginning of the designated period

               ^      =      raised to the power of

     The calculation is based on the further assumptions that the maximum initial sales charge applicable to the investment is deducted, and that all dividends and distributions by the Fund are reinvested at net asset value on the reinvestment dates during the periods. All accrued expenses are also taken into account as described later herein.  The tax rates used in the calculation are the highest individual marginal federal income tax rates in effect on the reinvestment date.

           Average annual total return is computed by determining the average annual compounded rates of return over the designated periods that, if applied to the initial amount invested would produce the ending redeemable value, according to the following formula:

                                  P(1+T)^(n) = ATVdr

Where:         P      =      a hypothetical initial payment of $1,000

               T      =      average annual total return

               n      =      number of years

             ATVdr    =      ending redeemable value, after taxes on fund distributions and redemption, at the end of the designated period assuming a hypothetical $1,000 payment made at the beginning of the designated period

               ^      =      raised to the power of

     The calculation is based on the further assumptions that the maximum initial sales charge applicable to the investment is deducted, and that all dividends and distributions by the Fund are reinvested at net asset value on the reinvestment dates during the periods. All accrued expenses are also taken into account as described later herein.  The tax rates used in the calculation are the highest individual marginal federal income tax rates in effect on the reinvestment date.

YIELD

     Yield is computed by dividing the net investment income per share earned during a recent month or other specified 30-day period by the applicable maximum offering price per share on the last day of the period and annualizing the result, according to the following formula:

     Yield = 2[(((a-b)/cd) + 1)^6 - 1]

        Where:

      a     =     dividend and interest earned during the period

      b     =     expenses accrued for the period (net of voluntary expense reductions by the investment adviser)

      c     =     the average daily number of shares outstanding during the period that were entitled to receive dividends

      d     =     the maximum offering price per share on the last day of the period

     To calculate interest earned (for the purpose of "a" above) on debt obligations, a Fund computes the yield to maturity of each obligation held by a Fund based on the market value of the obligation (including actual accrued interest) at the close of the last business day of the preceding period, or, with respect to obligations purchased during the period, the purchase price (plus actual accrued interest). The yield to maturity is then divided by 360 and the quotient is multiplied by the market value of the obligation (including actual accrued interest) to determine the interest income on the obligation for each day of the period that the obligation is in the portfolio. Dividend income is recognized daily based on published rates.

     In the case of a tax-exempt obligation issued without original issue discount and having a current market discount, the coupon rate of interest is used in lieu of the yield to maturity. Where, in the case of a tax-exempt obligation with original issue discount, the discount based on the current market value exceeds the then-remaining portion of original issue discount
(market discount), the yield to maturity is the imputed rate based on the original issue discount calculation. Where, in the case of a tax-exempt obligation with original issue discount, the discount based on the current market value is less than the then-remaining portion of original issue discount (market premium), the yield to maturity is based on the market value. Dividend income is recognized daily based on published rates.

     With respect to the treatment of discount and premium on mortgage or other receivables-backed obligations which are expected to be subject to monthly payments of principal and interest ("paydowns"), a Fund accounts for gain or loss attributable to actual monthly paydowns as a realized capital gain or loss during the period. Each Fund has elected not to amortize discount or premium on such securities.

     Undeclared earned income, computed in accordance with generally accepted accounting principles, may be subtracted from the maximum offering price. Undeclared earned income is the net investment income that, at the end of the base period, has not been declared as a dividend, but is reasonably expected to be declared as a dividend shortly thereafter. The maximum offering price includes, as applicable, a maximum sales charge of 4.0%.

     All accrued expenses are taken into account as described later herein.

     Yield information is useful in reviewing a Fund's performance. However, because yields fluctuate, such information cannot necessarily be used to compare an investment in a Fund's shares with bank deposits, savings accounts and similar investment alternatives which are insured and/or often provide an agreed or guaranteed fixed yield for a stated period of time. Shareholders should remember that yield is a function of the kind and quality of the instruments in the Fund's portfolio, portfolio maturity and operating expenses and market conditions.

TAX EQUIVALENT YIELD

     LB Municipal Bond Fund may quote its tax equivalent yield. LB Municipal Bond Fund's tax equivalent yield is computed by dividing that portion of such Fund's yield (computed as described under "Yield" above) which is tax-exempt, by the complement of the combined federal and state maximum effective marginal rate and adding the result to that portion, if any, of the yield of such
Fund that is not tax-exempt. The complement, for example, of a tax rate of 31% is 69%, that is 1.00 - 0.31 = 0.69.

     The tables below present the average annual returns for all Funds except LB Money Market Fund; the yields for LB High Yield
Fund, LB Income Fund, and LB Municipal Bond Fund; and the tax-equivalent yield for LB Municipal Bond Fund of the Class A, Class B, and Institutional Class shares for the indicated periods ended October 31, 2002.  The tables reflect the revised initial sales charge schedule for the Class A shares and the contingent deferred sales charge for Class B shares effective October 31, 1997.
The tables do not reflect the shareholder servicing fee applicable to the Class A and Class B shares for periods prior to October
31, 1997 and applicable to the Institutional Class shares for periods prior to October 31, 1999.

                                            CLASS A PERFORMANCE
                                 Current
                                   SEC        Average Annual Total Returns as of 10/31/02         Date
                                  Yield      ---------------------------------------------         of
Fund                             10/31/02    1-Year     5-Years     10-Years     Inception     Inception
--------------------------       --------    ------     -------     --------     ---------     ---------
LB Opportunity Growth Fund         N/A      -24.00%     -10.55%       N/A           2.09%      01/08/93
LB Mid Cap Growth Fund             N/A      -16.80%       1.92%       N/A           3.87%      05/30/97
LB World Growth Fund               N/A      -14.51%      -4.37%       N/A          -0.57%      09/05/95
LB Growth Fund                     N/A      -21.23%        N/A        N/A         -18.43%      10/29/99
LB Fund                            N/A      -17.49%      -2.33%      6.35%           N/A 1     06/02/70
LB Value Fund                      N/A      -17.22%        N/A        N/A          -9.54%      10/29/99
LB High Yield Fund               10.01%      -9.91%      -5.12%      3.13%           N/A 1     04/03/87
LB Income Fund                    4.26%       0.25%       5.32%      6.04%           N/A 1     06/01/72
LB Municipal Bond Fund            3.06% 2     4.91%       5.75%      6.60%           N/A 1     12/03/76
LB Limited Maturity Bond Fund     2.66%       2.51%        N/A         N/A          6.42%      10/29/99
----------------
1  Because the Fund has been effective for more than 10 years, performance since inception is not shown.

2  Tax equivalent yields for LB Municipal Bond Fund in various tax brackets would be as follows:

Tax Bracket:                           38.6%                  35%                  30%                   27%                  15%
Tax Equivalent Yield:                  4.98%                 4.71%                4.37%                 4.19%                3.60%

                                              CLASS B PERFORMANCE
                                 (from creation of Class B shares on 10/31/97)

                                 Current                  Total Returns as of 10/31/02
                                   SEC       --------------------------------------------------------------
                                  Yield      1-Year      1-Year     5-Years     5-Years        Inception    Inception
Fund                             10/31/02   (If Held) (If Redeemed) (If Held) (If Redeemed)   of Class B   of Class B
                                                                                              (If Held) (If Redeemed)
--------------------------       --------   --------- ------------- ---------  -------------   ---------  -----------
LB Opportunity Growth Fund          N/A      -24.62%     -27.63%       -11.20%       -11.20%    -11.20%    -11.20%
LB Mid Cap Growth Fund              N/A      -17.45%     -20.75%         1.15%         1.15%      1.15%      1.15%
LB World Growth Fund                N/A      -15.20%     -18.59%        -5.07%        -5.07%     -5.07%     -5.07%
LB Growth Fund                      N/A      -21.82%     -24.95%          N/A           N/A     -19.04%    -19.58%
LB Fund                             N/A      -18.11%     -21.39%        -3.05%        -3.05%     -3.05%     -3.05%
LB Value Fund                       N/A      -17.79%     -21.08%          N/A           N/A     -10.20%    -10.80%
LB High Yield Fund                 9.64%     -10.58%     -13.82%        -5.79%        -5.79%     -5.79%     -5.79%
LB Income Fund                     3.66%      -0.49%      -4.32%         4.53%         4.53%      4.53%      4.53%
LB Municipal Bond Fund             2.41% 1     4.15%       0.15%         4.97%         4.97%      4.97%      4.97%
LB Limited Maturity Bond Fund      2.66%       2.51%       N/A            N/A           N/A       6.42%        N/A
----------------
1 Tax equivalent yields for LB Municipal Bond Fund in various tax brackets would be as follows:

Tax Bracket:                      38.6%                  35%                  30%                   27%                  15%
Tax Equivalent Yield:             3.93%                 3.71%                3.44%                 3.30%                2.84%

                                             INSTITUTIONAL CLASS PERFORMANCE
                               (from creation of Institutional Class shares on 10/31/97)

                                 Current
                                   SEC                Total Returns as of 10/31/02
                                  Yield        ------------------------------------------
Fund                             10/31/02      1-Year        5-Year           Inception
--------------------------       --------      ------        ---------        ----------
LB Opportunity Growth Fund         N/A         -23.42%        -10.08%          -10.08%
LB Mid Cap Growth Fund             N/A         -16.04%          2.50%            2.50%
LB World Growth Fund               N/A         -13.76%         -3.80%           -3.80%
LB Growth Fund                     N/A         -20.17%          N/A            -17.59%
LB Fund                            N/A         -17.19%         -2.04%           -2.04%
LB Value Fund                      N/A         -16.51%           N/A            -8.85%
LB High Yield Fund                10.85%        -9.60%         -4.85%           -4.85%
LB Income Fund                     4.74%         0.65%          5.61%            5.61%
LB Municipal Bond Fund             3.37% 1       5.08%          5.96%            5.96%
LB Limited Maturity Bond Fund      3.01%         2.77%          N/A              6.69%

----------------
1 Tax equivalent yields for LB Municipal Bond Fund in various tax brackets would be as follows:

Tax Bracket:                 38.6%                  35%                  30%                   27%                  15%
Tax Equivalent Yield:        5.49%                 5.18%                4.81%                 4.62%                3.96%

AFTER TAX PERFORMANCE
                                                                      Class A

                                                 After Tax on                                After Tax on distributions
                                                 distributions                                     and redemptions
                                                                         Since                                         Since
                                    1 Year        5 Year     10 Year    Inception   1 Year      5 Year     10 Year    Inception
LB Opportunity Growth Fund          (27.01)       (11.73)       N/A        0.23     (16.58)      (8.40)       N/A        1.09
LB Mid Cap Growth Fund              (20.15)        (0.09)       N/A        1.96     (12.37)       0.55        N/A        2.18
LB World Growth Fund                (17.92)        (5.68)       N/A       (1.58)    (11.00)      (3.82)       N/A       (0.77)
LB Growth Fund                      (24.37)         N/A         N/A      (19.53)    (14.96)       N/A         N/A      (14.87)
LB Fund                             (20.82)        (4.74)      3.76        N/A      (12.75)      (2.08)       4.47        N/A
LB Value Fund                       (20.60)         N/A         N/A      (10.81)    (12.57)       N/A         N/A       (8.40)
LB High Yield Fund                  (17.01)        (9.88)     (1.31)       N/A       (8.13)      (6.04)       0.51        N/A
LB Income Fund                       (5.46)         2.10       2.94        N/A       (2.30)       2.36        3.12        N/A
LB Muni Fund                          0.72          4.89       6.03        N/A        2.16        4.89        5.92        N/A
LB Limited Maturity Fund              0.35          N/A         N/A        4.13       1.50        N/A          N/A       4.00
Money Market                          0.65          2.37       2.35        N/A        0.65        2.37        2.35        N/A

                                                                      Class B

                                                 After Tax on                                After Tax on distributions
                                                 distributions                                     and redemptions
                                                                         Since                                         Since
                                    1 Year        5 Year     10 Year    Inception   1 Year      5 Year     10 Year    Inception
LB Opportunity Growth Fund         (27.63)        (11.66)       N/A      (11.65)    (16.97)      (8.34)        N/A      (8.34)
LB Mid Cap Growth Fund             (20.75)         (0.05)       N/A       (0.05)    (12.74)       0.61         N/A       0.61
LB World Growth Fund               (18.59)         (5.61)       N/A       (5.61)    (11.42)      (3.75)        N/A      (3.75)
LB Growth Fund                     (24.95)          N/A         N/A       19.58)    (15.32)        N/A         N/A     (14.91)
LB Fund                            (21.39)         (4.62)       N/A       (4.62)    (13.13)      (1.96)        N/A      (1.96)
LB Value Fund                      (21.08)          N/A         N/A      (10.80)    (12.94)        N/A         N/A      (8.43)
LB High Yield Fund                 (17.15)         (9.54)       N/A       (9.54)     (8.29)      (5.85)        N/A      (5.85)
LB Income Fund                      (5.83)          2.45        N/A        2.45      (2.66)       2.58         N/A       2.58
LB Muni Fund                         0.15           4.97        N/A        4.97       1.59        4.83         N/A       4.83
LB Limited Maturity Fund             0.35           N/A         N/A        4.13       1.50         N/A         N/A       4.00
Money Market                         0.65           2.37        N/A        2.37       0.65        2.37         N/A       2.37

                                                                  Institutional Class

                                                 After Tax on                                After Tax on distributions
                                                 distributions                                     and redemptions
                                                                         Since                                         Since
                                    1 Year        5 Year     10 Year    Inception   1 Year      5 Year     10 Year    Inception
LB Opportunity Growth Fund         (23.42)        (10.54)       N/A      (10.54)    (14.38)      (7.56)        N/A      (7.56)
LB Mid Cap Growth Fund             (16.04)          1.30        N/A        1.30      (9.85)       1.67         N/A       1.67
LB World Growth Fund               (13.76)         (4.36)       N/A       (4.36)     (8.45)      (2.81)        N/A      (2.81)
LB Growth Fund                     (20.17)          N/A         N/A      (17.59)    (12.39)       N/A          N/A     (13.47)
LB Fund                            (17.37)         (3.76)       N/A       (3.76)    (10.52)      (1.27)        N/A      (1.27)
LB Value Fund                      (16.82)          N/A         N/A       (9.04)    (10.09)       N/A          N/A      (7.00)
LB High Yield Fund                 (13.34)         (8.99)       N/A       (8.99)     (5.69)      (5.32)        N/A      (5.32)
LB Income Fund                      (1.27)          3.11        N/A        3.11       0.38        3.23         N/A       3.23
LB Muni Fund                         5.08           5.96        N/A        5.96       4.97        5.82         N/A       5.82
LB Limited Maturity Fund             0.48           N/A         N/A        4.29       1.65        N/A          N/A       4.16
Money Market                         0.89           2.58        N/A        2.58       0.89        2.58         N/A       2.58

YIELD - MONEY MARKET FUND

     When LB Money Market Fund quotes a "current annualized" yield, it is based on a specified recent seven calendar-day period.
It is computed by (1) determining the net change, exclusive of capital changes, in the value of a hypothetical preexisting account having a balance of one share at the beginning of the period, (2) dividing the net change in account value by the value of the account at the beginning of the base period to obtain the base return, then (3) multiplying the base period by 52.14 (365 divided by 7). The resulting yield figure is carried to the nearest hundredth of one percent.

     The calculation includes (1) the value of additional shares purchased with dividends on the original share, and dividends declared on both the original share and any such additional shares, and (2) all fees charge to all shareholder accounts, in proportion to the length of the base period and the Trust's average account size.

     The capital changes excluded from the calculation are realized capital gains and losses from the sale of securities and unrealized appreciation and depreciation. The Fund's effective (compounded) yield will be computed by dividing the seven-day annualized yield as defined above by 365, adding 1 to the quotient, raising the sum to the 365th power, and subtracting 1 from the result.

     Current and effective yields fluctuate daily and will vary with factors such as interest rates and the quality, length of maturities, and type of investments in the portfolio.

                                                      Class   Institutional
                                                      A & B      Class
                                                      -----      -----
   Yield For 7-day Period Ended 10/31/02              0.91%       1.39%

   Effective Yield For 7-day Period Ended 10/31/02    0.91%       1.40%

ACCRUED EXPENSES

     Accrued expenses include all recurring expenses that are charged to all shareholder accounts in proportion to the length of the base period. The average annual total return and yield results take sales charges, if applicable, into account, although the results do not take into account recurring and nonrecurring charges for optional services which only certain shareholders elect and which involve nominal fees.

     Accrued expenses include the subsidization by Fund affiliates of fees or expenses relating to a Fund, during the subject period.

NONSTANDARDIZED TOTAL RETURN

     A Fund may provide the above described average annual total return results for periods which end no earlier than the most recent calendar quarter end and which begin one, five and ten years before such quarter end and at the commencement of such Fund's operations. In addition, a Fund may provide nonstandardized total return results for differing periods, such as for the most recent six months, and/or without taking sales charges into account. Such nonstandardized total return is computed as otherwise described under "Total Return" except that the result may or may not be annualized, and as noted any applicable sales charge may not be taken into account and therefore not deducted from the hypothetical initial payment of $1,000.

DESCRIPTION OF DEBT RATINGS

     Moody's Investors Service, Inc. describes grades of corporate debt securities and "Prime-1" and "Prime-2" commercial paper as follows:

BONDS:

Aaa      Bonds that are rated Aaa are judged to be of the best quality.
         They carry the smallest degree of investment risk and are generally referred to as "gilt edged". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure.
         While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa       Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in
         Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

A        Bonds which are rated A possess many favorable investment
         attributes and are to be considered as upper medium grade
         obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa      Bonds that are rated Baa are considered as medium grade
         obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time.
         Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba       Bonds that are rated Ba are judged to have speculative elements;
         their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B        Bonds tat are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa      Bonds that are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca       Bonds that are rated Ca represent obligations which are
         speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C        Bonds that are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

COMMERCIAL PAPER:

         Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of senior short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:

         o   Leading market positions in well-established industries.

         o   High rates of return of funds employed.

         o   Conservative capitalization structures with moderate reliance on debt and ample asset protection.

         o   Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

         o   Well established access to a range of financial markets and assured sources of alternate liquidity.

         Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of senior short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earning trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

         Standard & Poor's Corporation describes grades of corporate debt securities and "A" commercial paper as follows:

BONDS:

AAA      Debt rated AAA has the highest rating assigned by Standard &
         Poor's. Capacity to pay interest and repay principal is extremely strong.

AA       Debt rated AA has a very strong capacity to pay interest and repay principal and differs from AAA issues only in small degree.

A        Debt rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories. However, the obligor's capacity to meet its financial commitments on the obligation is still strong.

BBB      Debt rated BBB exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitments on the obligation in this category than in higher rated categories.

BB       Debt rated BB is less vulnerable to nonpayment than other
         speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity of the obligor to meet its financial commitments on the obligation. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB-rating.

B        Debt rated B is more vulnerable to nonpayment but currently has the capacity to meet its financial commitments on the obligation.
         Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitments on the obligation.

         The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

CCC      Debt rated CCC is vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitments on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitments on the obligation.

         The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

CC       The rating CC typically is currently highly vulnerable to
         nonpayment.

C        The rating C typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken but payments on the obligation are being continued.

D        Debt rated D is in payment default. The D rating category is used when payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of similar action if payments on the obligation are jeopardized.

         Provisional Ratings: The letter "p" indicates that the rating is provisional. A provisional rating assumes the successful completion of the project financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise judgment with respect to such likelihood and risk.

         Commercial Paper: Commercial paper rated A by Standard & Poor's Corporation has the following characteristics: liquidity ratios are better than the industry average; long-term senior debt rating is "A" or better (however, in some cases a "BBB"
long-term rating may be acceptable); the issuer has access to at least two additional channels of borrowing; basic earnings and cash flow have an upward trend with allowances made for unusual circumstances. Also, the issuer's industry typically is well established, the issuer has a strong position within its industry and the reliability and quality of management is unquestioned.
Issuers rated A are further referred to by use of numbers 1, 2 and 3 to denote relative strength within this classification.

REPORT OF INDEPENDENT ACCOUNTANTS AND FINANCIAL STATEMENTS

     The Report of Independent Accountants and financial statements in the Annual Report to Shareholders for the fiscal year ended
October 31, 2002 of the Funds are a separate report furnished with this Statement of Additional Information and are incorporated herein by reference.

                                     PART C

                    THE LUTHERAN BROTHERHOOD FAMILY OF FUNDS

                             OTHER INFORMATION
                             -----------------

Item 23.  Exhibits
-------------------------------------------

(a)(1)     First Amended and Restated Master Trust Agreement of the Registrant (4)

(a)(2)     Form of Amendment No. 1 to First Amended and Restated Master Trust Agreement (1)

(a)(3)     Form of Amendment No. 2 to First Amended and Restated Master Trust Agreement (2)

(a)(4)     Form of Amendment No. 3 to First Amended and Restated Master Trust Agreement (3)

(a)(5)     Amendment No. 4 to First Amended and Restated Master Trust Agreement (7)

(a)(6)     Amendment No. 5 to First Amended and Restated Master Trust Agreement (8)

(a)(7)     Amendment No. 6 to First Amended and Restated Master Trust Agreement **

(b)        By-Laws of the Registrant (4)

(c)        Not applicable

(d)(1)     Form of Master Advisory Contract between the Registrant and Lutheran Brotherhood Research Corp. (4)

(d)(2)     Form of Letter Amendment to Master Advisory Contract (8)

(d)(3)     Form of Investment Subadvisory Agreement between Lutheran Brotherhood Research Corp. and T.Rowe Price International,
           Inc. (12)

(d)(4)     Amendment No. 1 to Master Advisory Contract (7)

(d)(5)     Amendment No. 2 to Master Advisory Contract (7)

(d)(6)     Form of Assignment of Advisory Agreement to Thrivent Investment Management Inc. (14)

(e)        Distribution Contract between Thrivent Investment Management Inc. and The Lutheran Brotherhood Family of Funds (14)

(f)        Not applicable

(g)(1)     Form of Custodian Contract between the Registrant and State Street Bank and Trust Company (4)

(g)(2)     Form of Amendment to Custodian Contract (2)(8)(11)

(g)(3)     Form of Amended and Restated Transfer Agency Agreement between the Registrant and Thrivent Financial Investor Services
           Inc. ("Thrivent Financial Investor Services") (3)

(g)(4)     Form of Letter Amendment to Amended and Restated Transfer Agency Agreement (8)

(g)(5)     Administration Contract Between The Lutheran Brotherhood Family of Funds and Thrivent Financial Investor Services (1)

(g)(6)     Form of Amendment to Administration Contract (1)(2)(8)

(h)        Form of Letter Agreement for Line of Credit (10)

(i)        Opinion and consent of counsel (**)

(j)        Consent of Independent Accountants (**)

(k)        Not Applicable

(l)(1)     Subscription and Investment Letter with respect to each of Lutheran Brotherhood Opportunity Growth Fund, Lutheran
           Brotherhood Fund, Lutheran Brotherhood High Yield Fund, Lutheran Brotherhood Income Fund, Lutheran Brotherhood Municipal
           Bond Fund and Lutheran Brotherhood Money Market Fund (4)

(l)(2)     Form of Subscription and Investment Letter with respect to Lutheran Brotherhood World Growth Fund (1)

(l)(3)     Form of Subscription and Investment Letter with respect to Lutheran Brotherhood Mid Cap Growth Fund (2)

(l)(4)     Form of Subscription and Investment Letter with respect to Lutheran Brotherhood Growth Fund, Lutheran Brotherhood Value
           Fund, and Lutheran Brotherhood Limited Maturity Bond Fund (8)

(m)(1)     Plan of Distribution Pursuant to Rule 12b-1 with respect to the Class B Shares (3)

(m)(2)     Form of Letter Amendment to Plan of Distribution Pursuant to Rule 12b-1 with respect to the Class B Shares (8)

(m)(3)     Shareholder Servicing Plan with respect to the Class A Shares (3)

(m)(4)     Form of Letter Amendment to Shareholder Servicing Plan with respect to the Class A Shares (8)

(m)(5)     Shareholder Servicing Plan with respect to the Class B Shares (3)

(m)(6)     Form of Letter Amendment to Shareholder Servicing Plan with respect to the Class B Shares (8)

(m)(7)     Shareholder Servicing Plan with respect to the Institutional Class Shares (9)

(n)        Form of Amended and Restated Multiple Class Expense Allocation Plan Adopted Pursuant to Rule 18f-3 (10)

(o)        (Reserved)

(p)(1)     Registrant's Code of Ethics (12)

(p)(2)     Subadviser's Code of Ethics (13)

(q)(1)     Powers of Attorney for:
              Herbert F. Eggerding, Jr.,
              Noel K. Estenson, Jodi L. Harpstead, Connie M. Levi, and Bruce
              J. Nicholson (7)

(q)(2)     Powers of Attorney for: Pamela J. Moret and Charles D. Gariboldi(14)

(q)(3)     Power of Attorney for John O. Gilbert**

--------------------
Filed as part of the Registration Statement as noted below and incorporated herein by reference:

     (1) Incorporated by reference from Post Effective Amendment No. 55 to the registration statement of The Lutheran Brotherhood
Family of Funds, file no. 2-25984, filed June 19, 1995.
     (2) Incorporated by reference from Post Effective Amendment No. 58 to the registration statement of The Lutheran Brotherhood
Family of Funds, file no. 2-25984, filed March 10, 1997.
     (3) Incorporated by reference from Post Effective Amendment No. 60 to the registration statement of The Lutheran Brotherhood
Family of Funds, file no. 2-25984, filed October 28, 1997.
     (4) Incorporated by reference from Post Effective Amendment No. 61 to the registration statement of The Lutheran Brotherhood
Family of Funds, file no. 2-25984, filed December 31, 1997.
     (5) Incorporated by reference from Post Effective Amendment No. 62 to the registration statement of The Lutheran Brotherhood
Family of Funds, file no. 2-25984, filed March 16, 1998.
     (6) Incorporated by reference from Post Effective Amendment No. 64 to the registration statement of The Lutheran Brotherhood
Family of Funds, file no. 2-25984, filed October 23, 1998.
     (7) Incorporated by reference from Post Effective Amendment No. 65 to the registration statement of The Lutheran Brotherhood
Family of Funds, file no. 2-25984, filed December 21, 1998.
     (8) Incorporated by reference from Post Effective Amendment No. 66 to the registration statement of The Lutheran Brotherhood
Family of Funds, file no. 2-25984, filed August 5, 1999.
     (9) Incorporated by reference from Post Effective Amendment No. 67 to the registration statement of The Lutheran Brotherhood
Family of Funds, file no. 2-25984, filed October 14, 1999.
     (10) Incorporated by reference from Post Effective Amendment No. 69 to the registration statement of The Lutheran Brotherhood
Family of Funds, file no. 2-25984, filed December 17, 1999.
     (11) Incorporated by reference from Post Effective Amendment No. 70 to the registration statement of The Lutheran Brotherhood
Family of Funds, file no. 2-25984, filed October 27, 2000.
     (12) Incorporated by reference from Post Effective Amendment No. 27 to the registration statement of LB Series Fund, Inc., file no. 33-3677, filed April 30, 2002.
     (13) Incorporated by reference from Post Effective Amendment No. 8 to the registration statement of T. Rowe Price Corporate
Income Fund, Inc., file no. 811-07353, filed September 27, 2002.
     (14) Incorporated by reference from Post Effective Amendment No. 73 to the registration statement of The Lutheran Brotherhood
Family of Funds, file no. 2-25984, filed December 27, 2002.
     (**) Filed herewith.

Item 24.  Persons Controlled by or under Common Control with Registrant

          None.

Item 25.  Indemnification

          Under Article VI of the Registrant's Master Trust Agreement each of its Trustees and officers or persons serving in such capacity with another entity at the request of the Registrant ("Covered Person") shall be indemnified against all liabilities, including, but not limited to, amounts paid in satisfaction of judgments, in compromises or as fines or penalties, and expenses, including reasonable legal and accounting fees, in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such Covered Person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Trustee or officer, director or trustee, except with respect to any matter as to which it has been determined that such Covered Person had acted with willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office (such conduct referred to hereafter as
"Disabling Conduct"). A determination that the Covered Person is entitled to indemnification may be made by (i) a final decision on the merits by a court or other body before which the proceeding was brought that the person to be indemnified was not liable by reason of Disabling Conduct, (ii) dismissal of a court action or an administrative proceeding against a Covered Person for insufficiency of evidence of Disabling Conduct, or (iii) a reasonable determination, based upon a review of the facts, that the indemnitee was not liable by reason of Disabling Conduct by (a) a vote of a majority of a quorum of Trustees who are neither
"interested persons" of the Registrant as defined in section 2(a)(19) of the 1940 Act nor parties to the proceeding, or (b) an independent legal counsel in a written opinion.

          Under the Distribution Agreement between the Registrant and Thrivent Investment Management Inc. ("Thrivent Investment
Mgt."), the Registrant's distributor, the Registrant has agreed to indemnify, defend and hold Thrivent Investment Mgt., its officers, directors, employees and agents and any person who controls Thrivent Investment Mgt. free and harmless from and against any loss, claim, damage, liability and expense incurred by any of them arising out of or based upon any untrue or alleged untrue statement of material fact, or the omission or alleged omission to state a material fact necessary to make the statements made not misleading, in a Registration Statement, the Prospectus or Statement of Additional Information of the Registrant, or any amendment or supplement thereto, unless such statement or omission was made in reliance upon written information furnished by Thrivent
Investment Mgt.

          Under the Amended and Restated Transfer Agent and Service Agreement between the Registrant and Thrivent Financial
Investor Services Inc. ("Thrivent Financial Investor Services"), the Registrant has agreed, provided that Thrivent Financial
Investor Services has at all relevant times acted in good faith and without negligence or willful misconduct, to indemnify and hold Thrivent Financial Investor Services harmless from and against any and all losses, damages, costs, charges, attorneys fees, payments, expenses and liability arising out of or attributable to (a) all actions of Thrivent Financial Investor Services or its agents or subcontractors required to be taken under the Transfer Agency and Service Agreement or which arise out of the
Registrant's lack of good faith, negligence, or willful misconduct or the breach of any representation or warranty of the
Registrant under the Transfer Agency and Service Agreement, (c) the reliance on or use by Thrivent Financial Investor Services or
its agents or subcontractors of information, records or documents which are furnished by or on behalf of Registrant, (d) the reliance on or the carrying out by Thrivent Financial Investor Services or its agents or subcontractors of any instructions or requests by Registrant, or (e) the offer or sale of shares of the Registrant unknown by Thrivent Financial Investor Services to be in violation of law.

          Insofar as indemnification by the Registrant for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers, underwriters and controlling persons of the Registrant, pursuant to Article VI of the Registrant's Master
Trust Agreement, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted against the Registrant by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26.  Business and Other Connections of Investment Adviser.

     Thrivent Investment Mgt. is the investment adviser of the Funds. Thrivent Investment Mgt. also acts as investment adviser to
The AAL Mutual Funds. The business and other connections of the directors and officers of Thrivent Investment Mgt. are set forth in Form ADV currently on file with the Securities and Exchange Commission (File No. 801-29618).

     The business and other connections of the officers and directors of T. Rowe Price International, Inc. ("Subadviser") are set
forth in the Form ADV of Subadviser currently on file with the Securities and Exchange Commission (File No. 801-14713)

Item 27. Principal Underwriters

     (a)  Thrivent Investment Mgt. also serves as principal underwriter and  investment adviser for The AAL Mutual Funds and as principal underwriter for  LB Series Fund, Inc.

     (b)  The directors and officers of Thrivent Investment Mgt. are listed below.  Unless otherwise indicated, their principal business address is 625 Fourth Avenue South, Minneapolis, Minnesota 55415.

Name and Principal                                        Positions and Offices                        Positions and Offices
 Business Address                                            with Underwriter                                 with Fund
------------------                                        ---------------------                        ---------------------

John O. Gilbert                                           Director and Chairman                           N/A

Bruce J. Nicholson                                        Director and President                          Trustee

Jon M. Stellmacher                                        Director and Senior Vice President              N/A

Lawrence W. Stranghoener                                  Director and Senior Vice President              N/A

Woodrow E. Eno                                            Director, Senior Vice President and Secretary   N/A

Pamela J. Moret                                           Director and Senior Vice President              President

James A. Thomsen                                          Director and Senior Vice President              N/A

James H. Abitz                                            Senior Vice President and Chief Investment      Vice President
222 West College Ave.                                     Officer
Appleton, Wisconsin 54919-0007

David C. Francis                                          Vice President                                  N/A
222 West College Ave.
Appleton, Wisconsin 54919-0007

Charles D. Gariboldi                                      Vice President                                  Treasurer and Principal
                                                                                                          Accounting Officer

Reginald L. Pfeifer                                       Vice President                                  N/A
222 West College Ave.
Appleton, Wisconsin 54919-0007

Robert G. Same                                            Vice President and Chief Compliance Officer     N/A
222 West College Ave.
Appleton, Wisconsin 54919-0007

Brian W. Picard                                           Vice President and Deputy Chief Compliance      N/A
222 West College Ave.                                     Officer
Appleton, Wisconsin 54919-0007

James E. Nelson                                           Vice President and Assistant Secretary          N/A

Jefrey R. Kargus                                          Vice Presidemt and Chief Financial Officer      N/A
4321 North Ballard Road
Appleton, Wisconsin 54919-0001

Michael J. Mevis                                          Vice President                                  N/A
222 West College Ave.
Appleton, Wisconsin 54919-0007

Frederick P. Johnson                                      Vice President                                  Vice President

Marnie Loomans-Theucks                                    Vice President                                  N/A
4321 North Ballard Road
Appleton, Wisconsin 54919-0001

Brenda J. Pederson                                        Vice President                                  Vice President

David Christianson                                        Vice President                                  N/A

Thomas R. Mischka                                         Vice President                                  N/A
4321 North Ballard Road
Appleton, Wisconsin 54919-0001

Brett L. Agnew                                            Assistant Secretary                             N/A
222 West College Ave.
Appleton, Wisconsin 54919-0007

Marlene J. Nogle                                          Assistant Secretary                             Assistant Secretary

John C. Bjork                                             Assistant Secretary                             Secretary

Rodney A. DeWalt                                          Assistant Secretary                             N/A
222 West College Ave.
Appleton, Wisconsin 54919-0007

Peter E. Schifsky                                         Assistant Secretary                             N/A

Michael Barth                                             Assistant Vice President                        N/A
4321 North Ballard Road
Appleton, Wisconsin 54919-0001

Cindy R. Hedgers                                          Assistant Vice President                        N/A

Lewis A. Bohannon                                         Assistant Vice President                        N/A
222 West College Ave.
Appleton, Wisconsin 54919-0007

Brian J. Flanagan                                         Assistant Vice President                        N/A
222 West College Ave.
Appleton, Wisconsin 54919-0007

James A. Grossman                                         Assistant Vice President                        N/A
222 West College Ave.
Appleton, Wisconsin 54919-0007

Michael R. Hochholzer                                     Assistant Vice President                        N/A
222 West College Ave.
Appleton, Wisconsin 54919-0007

Frederick L. Plautz                                       Assistant Vice President                        N/A
222 West College Ave.
Appleton, Wisconsin 54919-0007

Kevin A. Schmitting                                       Assistant Vice President                        N/A
222 West College Ave.
Appleton, Wisconsin 54919-0007

Christopher J. Serra                                      Assistant Vice President                        N/A
222 West College Ave.
Appleton, Wisconsin 54919-0007

Andrea J. Thomas                                          Assistant Vice President                        N/A

Brian L. Thorkelson                                       Assistant Vice President                        N/A

Scott A. Vergin                                           Assistant Vice President                        N/A

Scott Lalim                                               Assistant Vice President                        N/A

Janet I. Grangaard                                        Assistant Vice President                        N/A

Michael G. Landreville                                    Assistant Vice President                        N/A

Steven H. Lee                                             Assistant Vice President                        N/A

Gail R. Onan                                              Assistant Vice President                        N/A

Paul J. Ocenasek                                          Assistant Vice President                        N/A

John P. Pickering                                         Assistant Vice President                        N/A

Michael D. Swendsen                                       Assistant Vice President                        N/A

Gregory Anderson                                          Assistant Vice President                        N/A

Mark L. Simenstad                                         Assistant Vice President                        N/A

Alan D. Onstad                                            Assistant Vice President                        N/A

John Hintz                                                Assistant Vice President                        N/A
222 West College Ave.
Appleton, Wisconsin 54919-0007

Laura Gearhart                                            Assistant Vice President                        N/A
222 West College Ave.
Appleton, Wisconsin 54919-0007

     (c)  Not Applicable.

Item 28. Location of Accounts and Records

     The Registrant maintains the records required to be maintained by it under Rules 31a-1(a), 31a-1(b), and 31a-2(a) under the
Investment Company Act of 1940 at its principal executive offices at 625 Fourth Avenue South, Minneapolis, Minnesota 55415.
Certain records, including records relating to Registrant's shareholders and the physical possession of its securities, may be maintained pursuant to Rule 31a-3 under the Investment Company Act of 1940 by the Registrant's transfer agent or custodian at the following locations:

            Name                                      Address
            ----                                      -------
Thrivent Financial Investor Services Inc.    625 Fourth Avenue South
                                             Minneapolis, Minnesota  55415

Wells Fargo Bank, N.A.                       Sixth and Marquette Avenue
                                             Minneapolis, Minnesota  55402

State Street Bank and Trust Company          225 Franklin Street
                                             Boston, Massachusetts  02110

Item 29. Management Services

     Not Applicable.

Item 30. Undertakings

     Not Applicable.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b)
under the Securities Act of 1933 and has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, in the City of Minneapolis and State of Minnesota, on the 28th day of February, 2003.

                                       THE LUTHERAN BROTHERHOOD
                                       FAMILY OF FUNDS

                                       By: /s/ John C. Bjork
                                           -------------------------------
                                             John C. Bjork, Secretary

         Pursuant to the requirements of the Securities Act of 1933, this amendment to this registration statement has been signed below by the following persons in the capacities indicated on the 28th day of February, 2003.

     Signature                  Title

     *                    President
------------------------  (Principal Executive Officer)
Pamela J. Moret

     *                    Treasurer and Principal Accounting Officer
------------------------
Charles D. Gariboldi

     *                    Trustee
------------------------
John O. Gilbert

     *                    Trustee
-------------------------
Herbert F. Eggerding, Jr.

     *                    Trustee
-------------------------
Noel K. Estenson

     *                    Trustee
-------------------------
Jodi L. Harpstead

     *                    Trustee
------------------------
Connie M. Levi

     *                    Trustee
------------------------
Bruce J. Nicholson

                                      By: /s/ John C. Bjork
                                      ----------------------------
                                      John C. Bjork
                                      Attorney-in-Fact Under Powers
                                      of Attorney dated December 3,
                                      1998, filed with Post-Effective
                                      Amendment No. 65, and Powers of
                                      Attorney dated December 23, 2002,
                                      filed with Post-Effective
                                      Amendment No. 73 and Power of Attorney
                                      dated January 2, 2003, filed
                                      herewith.

INDEX TO EXHIBITS

Exhibit No.                      Item
-----------        -----------------------------------------------------
(a)(7)             Amendment No. 6 to First Amended and Restated Master Trust Agreement

(i)                Opinion and Consent of Counsel

(j)                Consent of Independent Accountants

(q)(2)             Power of Attorney for John O. Gilbert